                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-02753

                                    SBL FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                                    SBL FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.       REPORTS TO STOCKHOLDERS.

SBL FUND

SEMI-ANNUAL REPORT

JUNE 30, 2005

- SERIES A (EQUITY SERIES)

- SERIES B (LARGE CAP VALUE SERIES)

- SERIES C (MONEY MARKET SERIES)

- SERIES D (GLOBAL SERIES)

- SERIES E (DIVERSIFIED INCOME SERIES)

- SERIES G (LARGE CAP GROWTH SERIES)

- SERIES H (ENHANCED INDEX SERIES)

- SERIES J (MID CAP GROWTH SERIES)

- SERIES N (MANAGED ASSET ALLOCATION SERIES)

- SERIES O (EQUITY INCOME SERIES)

- SERIES P (HIGH YIELD SERIES)

- SERIES Q (SMALL CAP VALUE SERIES)

- SERIES S (SOCIAL AWARENESS SERIES)

- SERIES V (MID CAP VALUE SERIES)

- SERIES W (MAIN STREET GROWTH AND INCOME(R) SERIES)

- SERIES X (SMALL CAP GROWTH SERIES)

- SERIES Y (SELECT 25 SERIES)

- SERIES Z (ALPHA OPPORTUNITY SERIES)

[SECURITY BENEFIT(SM) LOGO]

Security Distributors, Inc.

                                    SBL FUND
                                  JUNE 30, 2005

                               SEMI-ANNUAL REPORT

                                   (UNAUDITED)

                                TABLE OF CONTENTS

Chairman's Letter ..............................................................      2

Series A (Equity Series) .......................................................      3

Series B (Large Cap Value Series) ..............................................     11

Series C (Money Market Series) .................................................     19

Series D (Global Series) .......................................................     27

Series E (Diversified Income Series) ...........................................     37

Series G (Large Cap Growth Series) .............................................     47

Series H (Enhanced Index Series) ...............................................     55

Series J (Mid Cap Growth Series) ...............................................     67

Series N (Managed Asset Allocation Series) .....................................     77

Series O (Equity Income Series) ................................................     99

Series P (High Yield Series) ...................................................    109

Series Q (Small Cap Value Series) ..............................................    121

Series S (Social Awareness Series) .............................................    131

Series V (Mid Cap Value Series) ................................................    139

Series W (Main Street Growth & Income(R) Series) ...............................    149

Series X (Small Cap Growth Series) .............................................    163

Series Y (Select 25 Series) ....................................................    171

Series Z (Alpha Opportunity Series) ............................................    179

Notes to Financial Statements ..................................................    187

Director's Disclosure ..........................................................    197

Directors and Officers .........................................................    199

CHAIRMAN'S LETTER

August 15, 2005

[PHOTO OF JOHN CLELAND]

John Cleland
Chairman of the Board

TO OUR SHAREHOLDERS:

Although economic growth in the first two quarters of 2005 moderated somewhat from previous periods, it was still reasonably strong overall. Supporting factors included robust consumer spending, a manufacturing sector that continues to show signs of strength, and longer-term interest rates that stayed stubbornly low despite continued increases in short term rates engineered by the Federal Reserve. In addition, the rise in oil prices toward the end of the period did not seem to have any significant lasting market impact probably due to the fact that the overall inflation rate remained relatively benign.

The S&P 500 ended the period relatively flat when looked at from point to point over the six-month period. But this masks the very different trends in each quarter: basically down in the 1st quarter and up in the 2nd. The only constant trend was the rise in short-term interest rates. This quarterly pattern in the markets reflected the timing of investors' reactions as economic information unfolded over the period. In the first quarter, both bond and stock markets had negative returns in response to evidence of economic softening and increasing inflation pressures. As new information suggested that inflation really was not rising and that the economy was not weakening, the markets reversed to produce positive returns in the second quarter. The result was a mixed record of flat to down for stocks and modestly positive for bonds over the first half.

Interest rates on U.S. Treasury Securities of varying maturities during the period are summarized below.

                                          % RATES
                               ----------------------------
U.S. TREASURY MATURITY         12/31/04   3/31/05   6/30/05
-----------------------------------------------------------
3 Month                          2.19       2.74     2.97
1 Year                           2.67       3.30     3.36
10 Year                          4.23       4.50     4.00

Over the first half, mid cap stocks produced the highest return followed by intermediate duration bonds as can be seen in the table below, which shows the performance of the major indexes in each quarter and for the six-month period as a whole.

                                                        RETURN %
                                        ----------------------------------------------
                                                                        `  SIX MONTHS
                                        1ST QTR            2ND QTR          12/31/04-
INDEX                                    2005               2005             6/30/05
---------------------                   -------            -------         -----------
S&P 500                                 (2.15)              1.37              (.81)
S&P Midcap 400                           (.67)              3.96              3.26
Russell 2000                            (5.37)              4.32             (1.25)
MSCI EAFE ($US)                          (.17)             (1.01)            (1.17)
Lehman Aggregate Bond                    (.48)              3.00              2.51
Lehman High Yield                       (1.61)              2.76              1.11

Looking ahead the markets are facing risks from various sources: oil prices, a perceived growing housing bubble, a tightening Federal Reserve policy, and a China-led foreign currency trend that could hurt the US economy and raise long term interest rates. Even with these issues, however, the current conditions of low inflation and reasonably healthy economy could persist for some time, which would bode well for the markets. Regardless of what the future may bring, investors always need to be cognizant of the need to maintain a diversified portfolio strategy that is designed to meet their objectives over the long run.

The goal of the SBL Funds is to provide the diversification and clearly defined investment strategies carried out by professional managers that will give shareholders effective long-term investment programs. As always, we appreciate your investment in the Funds and welcome any comments or questions you may have.

Sincerely,

/s/ John Cleland
-------------------
John Cleland
Chairman, The SBL Fund

                                    SERIES A

                                 EQUITY SERIES

                              [SECURITY FUNDS LOGO]

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

PERFORMANCE SUMMARY                                                     SERIES A
August 15, 2005                                                  (EQUITY SERIES)
                                                                     (unaudited)

PERFORMANCE

SERIES A VS. S&P 500 INDEX

                              [PERFORMANCE GRAPH]

INCEPTION DATE       SBL FUND SERIES A VALUE     S&P 500 INDEX VALUE
--------------       -----------------------     -------------------
06/30/95                   10,000.00                  10,000.00
09/30/95                   10,775.15                  10,794.93
12/31/95                   11,438.74                  11,444.97
03/31/96                   12,276.38                  12,058.82
06/30/96                   12,809.43                  12,599.47
09/30/96                   13,312.02                  12,988.97
12/31/96                   14,033.62                  14,072.28
03/31/97                   14,045.16                  14,449.11
06/30/97                   16,388.91                  16,971.94
09/30/97                   17,756.45                  18,244.69
12/31/97                   18,063.76                  18,769.20
03/31/98                   20,664.32                  21,387.53
06/30/98                   21,325.37                  22,093.98
09/30/98                   18,820.00                  19,895.45
12/31/98                   22,654.08                  24,130.87
03/31/99                   23,046.72                  25,336.69
06/30/99                   24,230.02                  27,122.26
09/30/99                   22,117.98                  25,428.31
12/31/99                   24,497.23                  29,211.65
03/31/00                   24,780.08                  29,883.04
06/30/00                   24,090.21                  29,090.61
09/30/00                   23,499.94                  28,809.23
12/31/00                   21,370.40                  26,557.09
03/31/01                   18,712.23                  23,409.89
06/30/01                   19,990.76                  24,780.71
09/30/01                   16,968.01                  21,145.54
12/31/01                   18,932.37                  23,406.44
03/31/02                   18,827.27                  23,470.05
06/30/02                   15,982.38                  20,326.43
09/30/02                   13,477.17                  16,815.89
12/31/02                   14,369.75                  18,236.10
03/31/03                   13,968.45                  17,661.77
06/30/03                   15,735.85                  20,380.45
09/30/03                   15,982.44                  20,919.84
12/31/03                   17,484.12                  23,467.13
03/31/04                   17,698.81                  23,865.23
06/30/04                   17,956.43                  24,274.32
09/30/04                   17,520.05                  23,819.23
12/31/04                   18,852.54                  26,018.64
03/31/05                   18,259.37                  25,458.12
06/30/05                   18,439.90                  25,804.68

                             $10,000 OVER 10 YEARS

The chart above assumes a hypothetical $10,000 investment in Series A (Equity Series) on June 30, 1995 and reflects the fees and expenses of Series A.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                                  11.57%

Consumer Staples                                         9.38

Energy                                                   8.18

Financials                                              17.21

Health Care                                             14.52

Industrials                                             15.86

Information Technology                                  15.35

Materials                                                2.62

Telecommunication Services                               1.58

Exchange Traded Funds                                    2.35

Commercial Paper                                         1.21

Repurchase Agreement                                     0.29

Liabilities, less cash & other assets                   (0.12)

AVERAGE ANNUAL RETURNS

YEARS ENDED 06-30-05(1)             1 YEAR       5 YEARS      10 YEARS
-----------------------             ------       -------      --------
Series A                             2.69%       (5.21%)        6.31%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                         See accompanying notes.

                                                                        SERIES A
Performance Summary                                              (EQUITY SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 - June 30, 2005.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

FUND EXPENSES

                                 BEGINNING            ENDING           EXPENSES PAID
                               ACCOUNT VALUE       ACCOUNT VALUE          DURING
                                 01-01-05           06-30-05(1)           PERIOD(2)
                               -------------       -------------       -------------
Series A (Equity Series)
       Actual                   $ 1,000.00          $   978.10            $ 4.32
       Hypothetical               1,000.00            1,020.37              4.41

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2005 to June 30, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2005 to June 30, 2005 was (2.19%).

(2) Expenses are equal to the Series annualized expense ratio 0.88% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule Of Investments                                                 SERIES A
June 30, 2005                                                    (EQUITY SERIES)
                                                                     (unaudited)

                                                        NUMBER          MARKET
                                                       OF SHARES        VALUE
                                                       ---------    -------------
COMMON STOCKS - 98.6%

AEROSPACE & DEFENSE - 5.3%
General Dynamics Corporation                             106,300    $  11,644,102
L-3 Communications Holdings, Inc.                         46,000        3,522,680
United Technologies Corporation                          194,200        9,972,170
                                                                    -------------
                                                                       25,138,952
                                                                    -------------

AIR FREIGHT & LOGISTICS - 1.9%
FedEx Corporation                                        113,500        9,194,635
                                                                    -------------

AIRLINES - 1.1%
Southwest Airlines Company                               388,600        5,413,198
                                                                    -------------

ALUMINUM - 0.9%
Alcoa, Inc.                                              160,000        4,180,800
                                                                    -------------

ASSET MANAGEMENT & CUSTODY BANKS - 1.4%
Bank of New York Company, Inc.                           230,000        6,619,400
                                                                    -------------

BIOTECHNOLOGY - 1.3%
Amgen, Inc.*                                             104,500        6,318,070
                                                                    -------------

BREWERS - 0.7%
Anheuser-Busch Companies, Inc.                            72,800        3,330,600
                                                                    -------------

BROADCASTING & CABLE TV - 1.2%
Univision Communications, Inc.*                          205,500        5,661,525
                                                                    -------------

COMMUNICATIONS EQUIPMENT - 3.7%
ADC Telecommunications, Inc.*                            342,714        7,460,884
Cisco Systems, Inc.*                                     533,500       10,195,185
                                                                    -------------
                                                                       17,656,069
                                                                    -------------

COMPUTER HARDWARE - 2.9%
Dell, Inc.*                                              179,600        7,095,996
International Business Machines
  Corporation                                             90,000        6,678,000
                                                                    -------------
                                                                       13,773,996
                                                                    -------------

CONSUMER FINANCE - 3.6%
American Express Company                                 186,800        9,943,364
MBNA Corporation                                         270,900        7,086,744
                                                                    -------------
                                                                       17,030,108
                                                                    -------------

DATA PROCESSING & OUTSOURCED SERVICES - 3.2%
Computer Sciences Corporation*                            70,000        3,059,000
First Data Corporation                                   303,200       12,170,448
                                                                    -------------
                                                                       15,229,448
                                                                    -------------

DIVERSIFIED BANKS - 2.3%
Wells Fargo & Company                                    180,000       11,084,400
                                                                    -------------

DRUG RETAIL - 2.6%
CVS Corporation                                          420,000       12,209,400
                                                                    -------------

EXCHANGE TRADED FUNDS - 2.3%
iShares S&P 500 Index Fund                                93,600       11,144,952
                                                                    -------------

GENERAL MERCHANDISE STORES - 0.8%
Target Corporation                                        72,600        3,950,166
                                                                    -------------

HEALTH CARE EQUIPMENT - 3.1%
Medtronic, Inc.                                          185,650        9,614,813
Zimmer Holdings, Inc.*                                    64,400        4,905,348
                                                                    -------------
                                                                       14,520,161
                                                                    -------------

HOME IMPROVEMENT RETAIL - 3.2%
Home Depot, Inc.                                         311,200       12,105,680
Lowe's Companies, Inc.                                    49,100        2,858,602
                                                                    -------------
                                                                       14,964,282
                                                                    -------------

HOTELS, RESORTS & CRUISE LINES - 1.9%
Carnival Corporation                                     165,000       9,000,750
                                                                    -------------

HOUSEHOLD PRODUCTS - 1.9%
Procter & Gamble Company                                 172,200       9,083,550
                                                                    -------------

HYPERMARKETS & SUPERCENTERS - 2.8%
Wal-Mart Stores, Inc.                                    275,800       13,293,560
                                                                    -------------
INDUSTRIAL CONGLOMERATES - 7.5%
3M Company                                                56,650        4,095,795
General Electric Company                                 627,500       21,742,875
Tyco International, Ltd.                                 334,600        9,770,320
                                                                    -------------
                                                                       35,608,990
                                                                    -------------
INDUSTRIAL GASES - 1.7%
Praxair, Inc.                                            177,000        8,248,200
                                                                    -------------

INSURANCE BROKERS - 1.2%
Marsh & McLennan Companies, Inc.                         210,600        5,833,620
                                                                    -------------

INTEGRATED OIL & Gas - 4.6%
Chevron Corporation                                      134,000        7,493,280
Exxon Mobil Corporation                                  246,900       14,189,343
                                                                    -------------
                                                                       21,682,623
                                                                    -------------

INTEGRATED TELECOMMUNICATION SERVICES - 1.6%
SBC Communications, Inc.                                 170,000        4,037,500
Verizon Communications, Inc.                             100,000        3,455,000
                                                                    -------------
                                                                        7,492,500
                                                                    -------------

INTERNET RETAIL - 0.7%
eBay, Inc.*                                               95,000        3,135,950
                                                                    -------------

MANAGED HEALTH CARE - 4.4%
UnitedHealth Group, Inc.                                 129,700        6,762,558
WellPoint, Inc.*                                         201,600       14,039,424
                                                                    -------------
                                                                       20,801,982
                                                                    -------------

MOVIES & ENTERTAINMENT - 3.8%
Time Warner, Inc.*                                       505,000        8,438,550
Viacom, Inc. (Cl.B)                                      305,900        9,794,918
                                                                    -------------
                                                                       18,233,468
                                                                    -------------

MULTI-LINE INSURANCE - 3.4%
American International Group, Inc.                       280,400       16,291,240
                                                                    -------------

                                                         See accompanying notes.

                                                                        SERIES A
Schedule Of Investments                                          (EQUITY SERIES)
June 30, 2005                                                        (unaudited)

                                                      PRINCIPAL
                                                      AMOUNT OR
                                                       NUMBER           MARKET
                                                      OF SHARES          VALUE
                                                    ------------     -------------
COMMON STOCKS (CONTINUED)

OIL & Gas Equipment & SERVICES - 2.3%
BJ Services Company                                      73,800      $   3,873,024
Halliburton Company                                     149,700          7,158,654
                                                                     -------------
                                                                        11,031,678
                                                                     -------------

OIL & GAS EXPLORATION & PRODUCTION - 1.3%
Anadarko Petroleum Corporation                           74,800          6,144,820
                                                                     -------------

OTHER DIVERSIFIED FINANCIAL SERVICES - 5.3%
Citigroup, Inc.                                         412,000         19,046,760
JP Morgan Chase & Company                               165,900          5,859,588
                                                                     -------------
                                                                        24,906,348
                                                                     -------------

PHARMACEUTICALS - 5.8%
Abbott Laboratories                                     140,000          6,861,400
Eli Lilly & Company                                     132,350          7,373,218
Johnson & Johnson                                       201,400         13,091,000
                                                                     -------------
                                                                        27,325,618
                                                                     -------------

SEMICONDUCTORS - 2.0%
Intel Corporation                                       369,100          9,618,746
                                                                     -------------

SOFT DRINKS - 1.4%
PepsiCo, Inc.                                           123,350          6,652,266
                                                                     -------------

SYSTEMS SOFTWARE - 3.5%
Microsoft Corporation                                   670,900         16,665,156
                                                                     -------------

TOTAL COMMON STOCKS
  (cost $403,878,246)                                                  468,471,227
                                                                     -------------

COMMERCIAL PAPER - 0.3%

METALS & MINING - 0.3%
UBS Finance (DE), Inc.,
  3.15%, 07-06-05                                   $ 1,300,000          1,299,431
                                                                     -------------

TOTAL COMMERCIAL PAPER
  (cost $1,299,431)                                                      1,299,431
                                                                     -------------

ASSET BACKED COMMERCIAL PAPER - 0.9%

FINANCIAL COMPANIES - DIVERSIFIED - 0.4%
Amsterdam Funding Corporation,
  3.08%, 07-07-05                                   $ 2,000,000          1,998,973
                                                                     -------------

FINANCIAL COMPANIES - SECURITIES - 0.2%
Asset One Securitization,
  3.16%, 07-13-05                                   $ 1,000,000            998,947
                                                                     -------------

FINANCIAL COMPANIES - TRADE RECEIVABLES - 0.3%
Sheffield Receivables Corporation,
  3.20%, 07-19-05                                   $ 1,460,000          1,457,664
                                                                     -------------

TOTAL ASSET BACKED COMMERCIAL PAPER
  (cost $4,455,584)                                                      4,455,584
                                                                     -------------

REPURCHASE AGREEMENT - 0.3%

United Missouri Bank, 2.80%, dated 6-30-05,
    matures 7-01-05; repurchase amount of
    $1 ,391,108 (Collateralized by GNMA, 3.50%,
    10-20-27 with a value of
    $1,418,821)                                     $ 1,391,000      $   1,391,000
                                                                     -------------

    TOTAL REPURCHASE AGREEMENT
    (cost $1,391,000)                                                    1,391,000
                                                                     -------------

    TOTAL INVESTMENTS - 100.1%
    (cost $411,024,261)                                                475,617,242
    LIABILITIES, LESS CASH & OTHER ASSETS - (0.1%)                        (580,932)
                                                                     -------------
    TOTAL NET ASSETS - 100.0%                                        $ 475,036,310
                                                                     =============

The identified cost of investments owned at June 30, 2005 was the same for federal income tax and financial statement purposes.

*Non-income producing security

                                                         See accompanying notes.

                                                                        SERIES A
                                                                 (EQUITY SERIES)
                                                                     (unaudited)

Statement Of Assets and Liabilities
June 30, 2005

ASSETS:
Investments, at value(1).........................................    $  475,617,242
Cash ............................................................               745
Receivables:
  Fund shares sold ..............................................           218,937
  Dividends .....................................................           346,830
Prepaid expenses ................................................             7,894
                                                                     --------------
Total assets ....................................................       476,191,648
                                                                     --------------

LIABILITIES:
Payable for:
  Fund shares redeemed ..........................................           750,432
  Management fees ...............................................           298,610
  Custodian fees ................................................             1,962
  Transfer agent and administration fees ........................            38,052
  Professional fees .............................................            25,369
  Other .........................................................            40,913
                                                                     --------------
Total liabilities ...............................................         1,155,338
                                                                     --------------
NET ASSETS ......................................................    $  475,036,310
                                                                     ==============

NET ASSETS CONSIST OF:
Paid in capital .................................................    $  391,240,831
Accumulated undistributed net
  investment income .............................................         5,882,358
Accumulated undistributed net realized gain
  on sale of investments ........................................        13,320,140
Net unrealized appreciation in value
  of investments ................................................        64,592,981
                                                                     --------------
Net assets ......................................................    $  475,036,310
                                                                     ==============

Capital shares authorized .......................................        indefinite
Capital shares outstanding ......................................        22,150,033
Net asset value and redemption
  price per share (net assets divided by
  shares outstanding) ...........................................    $        21.45
                                                                     ==============

(1)Investments, at cost .........................................    $  411,024,261



Statement of Operations
For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
  Dividends ..................................................   $       3,594,144
  Interest ...................................................             103,584
                                                                 -----------------
  Total investment income ....................................           3,697,728
                                                                 -----------------

EXPENSES:
  Management fees ............................................           1,851,967
  Custodian fees .............................................              12,350
  Transfer agent/maintenance fees ............................              12,618
  Administration fees ........................................             222,461
  Directors' fees ............................................              12,556
  Professional fees ..........................................              39,598
  Reports to shareholders ....................................              16,940
  Other expenses .............................................              10,768
                                                                 -----------------
  Total expenses .............................................           2,179,258
                                                                 -----------------
  Net investment income ......................................           1,518,470
                                                                 -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
  Investments ................................................          10,249,806
                                                                 -----------------
  Net realized gain ..........................................          10,249,806
                                                                 -----------------

Net unrealized depreciation during the period on:
  Investments ................................................         (23,373,548)
                                                                 -----------------
  Net unrealized depreciation ................................         (23,373,548)
                                                                 -----------------

  Net loss ...................................................         (13,123,742)
                                                                 -----------------
  Net decrease in net assets
    resulting from operations ................................   $     (11,605,272)
                                                                 =================

                                                         See accompanying notes.

                                                                        SERIES A
Statement of Changes in Net Assets                               (EQUITY SERIES)

                                                                                 SIX MONTHS ENDED
                                                                                   JUNE 30, 2005          YEAR ENDED
                                                                                    (UNAUDITED)        DECEMBER 31, 2004
                                                                                 ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income ....................................................     $   1,518,470         $   4,366,597
    Net realized gain during the period on investments .......................        10,249,806            32,489,299
    Net unrealized appreciation (depreciation) during the period on
      investments ............................................................       (23,373,548)            2,052,471
                                                                                   -------------         -------------
    Net increase (decrease) in net assets resulting from operations ..........       (11,605,272)           38,908,367
                                                                                   -------------         -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income ....................................................                 -              (557,400)
                                                                                   -------------         -------------
    Total distributions to shareholders ......................................                 -              (557,400)
                                                                                   -------------         -------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares .............................................        24,886,330            73,369,951
    Distributions reinvested .................................................                 -               557,400
    Cost of shares redeemed ..................................................       (68,340,683)         (141,472,304)
                                                                                   -------------         -------------
    Net decrease from capital share transactions .............................       (43,454,353)          (67,544,953)
                                                                                   -------------         -------------
    Net decrease in net assets ...............................................       (55,059,625)          (29,193,986)
                                                                                   -------------         -------------
NET ASSETS:
    Beginning of period ......................................................       530,095,935           559,289,921
                                                                                   -------------         -------------
    End of period ............................................................     $ 475,036,310         $ 530,095,935
                                                                                   =============         =============

    Accumulated undistributed net investment income at end of period .........     $   5,882,358         $   4,363,888
                                                                                   =============         =============
CAPITAL SHARE ACTIVITY:
    Shares sold ..............................................................         1,155,407             3,545,480
    Shares reinvested ........................................................                 -                27,151
    Shares redeemed ..........................................................        (3,182,025)           (6,850,984)
                                                                                   -------------         -------------
    Total capital share activity .............................................        (2,026,618)           (3,278,353)
                                                                                   =============         =============

                                                         See accompanying notes.

                                                                        SERIES A
Financial Highlights                                             (EQUITY SERIES)

Selected data for each share of capital stock outstanding throughout each period

                                                  SIX MONTHS                                                   YEAR ENDED,
                                                 ENDED JUNE 30,                                                DECEMBER 31,
                                                    2005(d)        2004        2003      2002       2001           2000
                                                 -------------- ---------   ---------  ---------  ---------   -------------
PER SHARE DATA

Net asset value, beginning of period             $  21.93       $   20.37   $   16.83  $   22.36  $   28.50   $      35.51
                                                 --------       ---------   ---------  ---------  ---------   ------------
Income (loss) from investment operations:
Net investment income (loss)                         0.09            0.18        0.13       0.10       0.06           0.06
Net gain (loss) on securities (realized and
  unrealized)                                       (0.57)           1.40        3.53      (5.47)     (3.14)         (4.27)
                                                 --------       ---------   ---------  ---------  ---------   ------------
Total from investment operations                    (0.48)           1.58        3.66      (5.37)     (3.08)         (4.21)
                                                 --------       ---------   ---------  ---------  ---------   ------------
Less distributions:
Dividends from net investment income                    -           (0.02)      (0.12)     (0.16)     (0.05)         (0.01)
Distributions from realized gains                       -               -           -          -      (3.01)         (2.79)
                                                 --------       ---------   ---------  ---------  ---------   ------------
Total distributions                                     -           (0.02)      (0.12)     (0.16)     (3.06)         (2.80)
                                                 --------       ---------   ---------  ---------  ---------   ------------
Net asset value, end of period                   $  21.45       $   21.93   $   20.37  $   16.83  $   22.36   $      28.50
                                                 ========       =========   =========  =========  =========   ============

TOTAL RETURN(a)                                     (2.19%)          7.77%      21.74%    (24.10%)   (11.41%)       (12.76%)
                                                 --------       ---------   ---------  ---------  ---------   ------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)         $475,036       $ 530,096   $ 559,290  $ 517,837  $ 790,602   $  1,004,968
                                                 --------       ---------   ---------  ---------  ---------   ------------
Ratios to average net assets:
Net investment income (loss)                         0.62%           0.81%       0.66%      0.49%      0.26%          0.16%
Total expenses                                       0.88%           0.87%       0.82%      0.82%      0.83%          0.83%
Gross expenses(b)                                    0.88%           0.87%       0.82%      0.82%      0.83%          0.83%
Net expenses(c)                                      0.88%           0.87%       0.82%      0.82%      0.82%          0.82%
                                                 --------       ---------   ---------  ---------  ---------   ------------
Portfolio turnover rate                                29%             27%         53%        25%        20%            41%
                                                 --------       ---------   ---------  ---------  ---------   ------------

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(d) Unaudited figures for the six months ended June 30, 2005. Percentage amounts for the period, except total return, have been annualized.

                                                         See accompanying notes.

                                    SERIES B

                             LARGE CAP VALUE SERIES

                              [SECURITY FUNDS LOGO]

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

Performance Summary                                                     SERIES B
August 15, 2005                                         (LARGE CAP VALUE SERIES)
                                                                     (unaudited)
PERFORMANCE

SERIES B VS. S&P 500/BARRA VALUE INDEX AND RUSSELL 1000 VALUE INDEX

                              [PERFORMANCE GRAPH]

INCEPTION DATE   SBL FUND SERIES B VALUE  RUSSELL 1000 VALUE INDEX VALUE    S&P 500/BARRA VALUE INDEX VALUE
--------------   -----------------------  -------------------------------   -------------------------------
06/30/95               10000.0000                   10,000.00                        10,000.00
09/30/95               10724.0391                   10,873.79                        10,794.95
12/31/95               11240.5411                   11,594.81                        11,493.16
03/31/96               11952.3868                   12,252.24                        12,227.66
06/30/96               12353.0070                   12,462.50                        12,478.72
09/30/96               12875.3545                   12,825.28                        12,807.66
12/31/96               13292.1420                   14,104.55                        14,022.49
03/31/97               13404.7872                   14,465.80                        14,270.67
06/30/97               15346.0408                   16,598.76                        16,335.19
09/30/97               16220.2288                   18,251.21                        17,831.68
12/31/97               16814.3912                   19,067.17                        18,225.68
03/31/98               18703.0800                   21,289.17                        20,330.81
06/30/98               18115.1908                   21,384.88                        20,434.80
09/30/98               16497.3561                   18,908.90                        17,796.78
12/31/98               18142.5345                   22,048.79                        20,898.75
03/31/99               18179.3329                   22,365.38                        21,494.64
06/30/99               20776.3805                   24,886.68                        23,814.91
09/30/99               18571.9099                   22,449.44                        21,620.03
12/31/99               18413.3692                   23,670.41                        23,558.34
03/31/00               17394.1790                   23,783.46                        23,613.92
06/30/00               16465.5835                   22,668.82                        22,599.05
09/30/00               17168.9456                   24,451.23                        24,592.83
12/31/00               17168.9456                   25,331.85                        24,994.18
03/31/01               15962.8217                   23,848.55                        23,361.17
06/30/01               16651.5508                   25,012.13                        24,390.28
09/30/01               14506.9008                   22,272.03                        20,437.57
12/31/01               16206.9282                   23,914.75                        22,065.74
03/31/02               16047.2285                   24,892.83                        22,356.91
06/30/02               14294.5400                   22,772.46                        19,976.37
09/30/02               11537.7988                   18,497.35                        15,889.33
12/31/02               12294.3807                   20,203.09                        17,460.13
03/31/03               11681.4383                   19,220.43                        16,498.66
06/30/03               13493.6158                   22,541.01                        19,606.62
09/30/03               13980.2834                   23,006.06                        20,104.84
12/31/03               15836.2083                   26,270.42                        23,011.02
03/31/04               16364.6790                   27,064.58                        23,782.33
06/30/04               16194.4935                   27,303.02                        23,970.77
09/30/04               15872.8827                   27,723.44                        24,221.00
12/31/04               17548.9014                   30,601.67                        26,627.21
03/31/05               17378.6107                   30,626.43                        25,979.59
06/30/05               17450.3120                   31,138.86                        26,652.83

                             $10,000 OVER 10 YEARS

The chart above assumes a hypothetical $10,000 investment in Series B (Large Cap Value Series) on June 30, 1995 and reflects the fees and expenses of Series B. Series B (Large Cap Value Series) changed its benchmark to the Russell 1000 Value Index. The Investment Manager has determined that the Russell 1000 Value Index better represents the principal investment strategies used by the Investment Manager.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                                    9.02%

Consumer Staples                                          7.75

Energy                                                   11.57

Financials                                               13.01

Health Care                                               6.08

Industrials                                              11.68

Information Technology                                    3.81

Materials                                                 7.94

Telecommunication Services                                2.03

Utilities                                                 8.11

Exchange Traded Funds                                     9.52

Cash & other assets, less liabilities                     9.48

AVERAGE ANNUAL RETURNS

YEARS ENDED 06-30-05(1)                  1 YEAR               5 YEARS              10 YEARS
-------------------------------------------------------------------------------------------
Series B                                  7.75%                1.17%                 5.73%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

      The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                         See accompanying notes.

                                                                        SERIES B
Performance Summary                                     (LARGE CAP VALUE SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 - June 30, 2005.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

FUND EXPENSES

                                       BEGINNING       ENDING      EXPENSES PAID
                                     ACCOUNT VALUE  ACCOUNT VALUE     DURING
                                       01-01-05      06-30-05(1)     PERIOD(2)
--------------------------------------------------------------------------------
Series B (Large Cap Value Series)
       Actual                         $ 1,000.00     $   994.40      $ 4.35
       Hypothetical                     1,000.00       1,020.37        4.41


(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2005 to June 30, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2005 to June 20, 2005 was (0.56%).

(2) Expenses are equal to the Series annualized expense ratio 0.88% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments                                                 SERIES B
June 30, 2005                                           (LARGE CAP VALUE SERIES)
                                                                     (unaudited)

                                                         NUMBER       MARKET
                                                       OF SHARES      VALUE
                                                       ----------  -------------
COMMON STOCKS - 90.5%

AEROSPACE & DEFENSE - 2.0%
United Technologies Corporation                          151,800   $   7,794,930
                                                                   -------------

AGRICULTURAL PRODUCTS - 2.1%
Archer-Daniels-Midland Company                           381,400       8,154,332
                                                                   -------------

BROADCASTING & CABLE TV - 2.0%
Clear Channel Communications, Inc.                       257,600       7,967,568
                                                                   -------------

COMMUNICATIONS EQUIPMENT - 1.5%
3Com Corporation*                                      1,586,100       5,773,404
                                                                   -------------

COMPUTER HARDWARE - 2.0%
Hewlett-Packard Company                                  331,200       7,786,512
                                                                   -------------

CONSTRUCTION & ENGINEERING - 0.8%
McDermott International, Inc.*                            67,900       1,425,900
Shaw Group, Inc.*                                         84,400       1,815,444
                                                                   -------------
                                                                       3,241,344
                                                                   -------------

DIVERSIFIED CHEMICALS - 3.9%
Dow Chemical Company                                     176,400       7,855,092
E.I. du Pont de Nemours & Company                        178,600       7,681,586
                                                                   -------------
                                                                      15,536,678
                                                                   -------------

DIVERSIFIED METALS & MINING - 2.0%
Phelps Dodge Corporation                                  84,800       7,844,000
                                                                   -------------

DRUG RETAIL - 3.0%
CVS Corporation                                          406,600      11,819,862
                                                                   -------------

ELECTRIC UTILITIES - 8.1%
Edison International                                     196,300       7,959,965
Entergy Corporation                                      105,600       7,978,080
Exelon Corporation                                       157,500       8,084,475
PG&E Corporation                                         212,400       7,973,496
                                                                   -------------
                                                                      31,996,016
                                                                   -------------

EXCHANGE TRADED FUNDS - 9.5%
iShares Russell 1000 Value Index Fund                    178,100      11,832,964
iShares S&P 500/BARRA Value
  Index Fund                                             190,800      11,894,472
iShares S&P 500 Index Fund                               116,400      13,859,748
                                                                   -------------
                                                                      37,587,184
                                                                   -------------

HEALTH CARE EQUIPMENT - 3.0%
Fisher Scientific International, Inc.*                   184,800      11,993,520
                                                                   -------------

INDUSTRIAL CONGLOMERATES - 6.1%
General Electric Company                                 351,900      12,193,335
Tyco International, Ltd.                                 406,600      11,872,720
                                                                   -------------
                                                                      24,066,055
                                                                   -------------

INSURANCE BROKERS - 3.0%
Marsh & McLennan Companies, Inc.                         432,600      11,983,020
                                                                   -------------

INTEGRATED OIL & GAS - 7.2%
Chevron Corporation                                      151,000       8,443,920
ConocoPhillips                                           141,400       8,129,086
Exxon Mobil Corporation                                  204,600      11,758,362
                                                                   -------------
                                                                      28,331,368
                                                                   -------------

INTEGRATED TELECOMMUNICATION SERVICES - 2.0%
Alltel Corporation                                        59,900       3,730,572
Sprint Corporation                                       171,400       4,300,426
                                                                   -------------
                                                                       8,030,998
                                                                   -------------

IT CONSULTING & OTHER SERVICES - 0.4%
Unisys Corporation*                                      232,502       1,471,738
                                                                   -------------

LIFE & HEALTH INSURANCE - 0.5%
Genworth Financial, Inc.                                  62,400       1,886,352
                                                                   -------------

MANAGED HEALTH CARE - 3.0%
WellPoint, Inc.*                                         171,700      11,957,188
                                                                   -------------

MOVIES & ENTERTAINMENT - 7.0%
News Corporation                                         488,800       7,908,784
Time Warner, Inc.*                                       712,600      11,907,546
Viacom, Inc. (Cl.B)                                      244,200       7,819,284
                                                                   -------------
                                                                      27,635,614
                                                                   -------------

MULTI-LINE INSURANCE - 4.0%
American International Group, Inc.                       272,600      15,838,060
                                                                   -------------

OIL & GAS EQUIPMENT & SERVICES - 2.0%
Halliburton Company                                      166,300       7,952,466
                                                                   -------------

OIL & GAS REFINING & MARKETING - 0.3%
Sasol, Ltd. ADR                                           47,300       1,276,154
                                                                   -------------

OIL & GAS STORAGE & TRANSPORTATION - 2.1%
Williams Companies, Inc.                                 426,800       8,109,200
                                                                   -------------

OTHER DIVERSIFIED FINANCIAL SERVICES - 4.0%
Citigroup, Inc.                                          170,400       7,877,592
JP Morgan Chase & Company                                221,700       7,830,444
                                                                   -------------
                                                                      15,708,036
                                                                   -------------

PACKAGED FOODS & MEATS - 1.2%
Tyson Foods, Inc.                                        263,500       4,690,300
                                                                   -------------

PHARMACEUTICALS - 0.0%
Abbott Laboratories                                        1,100          53,911
                                                                   -------------

PROPERTY & CASUALTY INSURANCE - 1.3%
Berkshire Hathaway, Inc.*                                     61       5,093,500
                                                                   -------------

RAILROADS - 2.0%
Union Pacific Corporation                                122,800       7,957,440
                                                                   -------------

                                                         See accompanying notes.

Schedule of Investments                                                 SERIES B
June 30, 2005                                           (LARGE CAP VALUE SERIES)
                                                                     (unaudited)

                                                         NUMBER       MARKET
                                                       OF SHARES      VALUE
COMMON STOCKS (CONTINUED)

SPECIALTY CHEMICALS - 2.0%
Rohm & Haas Company                                     172,200    $   7,979,748
                                                                   -------------

THRIFTS & MORTGAGE FINANCE - 0.2%
PMI Group, Inc.                                          21,200          826,376
                                                                   -------------

TOBACCO - 1.5%
Altria Group, Inc.                                       91,800        5,935,788
                                                                   -------------

TRADING COMPANIES & DISTRIBUTORS - 0.8%
Hughes Supply, Inc.                                     108,400        3,046,040
                                                                   -------------

TOTAL COMMON STOCKS
  (cost $347,653,456)                                                357,324,702
                                                                   -------------

TOTAL INVESTMENTS - 90.5%
  (cost $347,653,456)                                                357,324,702
CASH & OTHER ASSETS, LESS LIABILITIES - 9.5%                          37,409,793
                                                                   -------------
TOTAL NET ASSETS - 100.0%                                          $ 394,734,495
                                                                   =============

For federal income tax purposes, the identified cost of investments owned at June 30, 2005 was $348,343,425.

*Non-income producing security

ADR (American Depositary Receipt)

                                                         See accompanying notes.

                                                                        SERIES B
                                                        (LARGE CAP VALUE SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2005

ASSETS:
Investments, at value(1).................................   $ 357,324,702
Cash ....................................................       1,369,048
Receivables:
  Fund shares sold ......................................         120,862
  Securities sold .......................................     245,888,436
  Dividends .............................................         570,903
Prepaid expenses ........................................           6,246
                                                            -------------
Total assets ............................................     605,280,197
                                                            -------------

LIABILITIES:
Payable for:
  Securities purchased ..................................     209,858,598
  Fund shares redeemed ..................................         357,007
  Management fees .......................................         245,917
  Custodian fees ........................................           2,293
  Transfer agent and administration fees. ...............          31,941
  Professional fees .....................................          20,390
  Other .................................................          29,556
                                                            -------------
Total liabilities .......................................     210,545,702
                                                            -------------
NET ASSETS ..............................................   $ 394,734,495
                                                            =============
NET ASSETS CONSIST OF:
Paid in capital .........................................   $ 638,266,027
Accumulated undistributed net
  investment income .....................................       6,904,130
Accumulated net realized loss
  on sale of investments ................................    (260,106,908)
Net unrealized appreciation
  in value of investments ...............................       9,671,246
                                                            -------------
Net assets ..............................................   $ 394,734,495
                                                            =============

Capital shares authorized ...............................      indefinite
Capital shares outstanding ..............................      20,270,242
Net asset value and redemption
  price per share (net assets divided by
  shares outstanding) ...................................   $       19.47
                                                            =============

(1) Investments, at cost ................................   $ 347,653,456

Statement of Operations
For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
  Dividends .............................................   $   4,036,908
  Interest ..............................................          31,784
                                                            -------------
  Total investment income ...............................       4,068,692
                                                            -------------

EXPENSES:
  Management fees .......................................       1,522,096
  Custodian fees ........................................          13,125
  Transfer agent/maintenance fees .......................          12,621
  Administration fees ...................................         183,225
  Directors' fees .......................................          10,206
  Professional fees .....................................          29,542
  Reports to shareholders ...............................          12,392
  Other expenses ........................................           8,388
                                                            -------------
  Total expenses ........................................       1,791,595
                                                            -------------
   Net investment income ................................       2,277,097
                                                            -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
  Investments ...........................................      42,054,073
                                                            -------------
  Net realized gain .....................................      42,054,073
                                                            -------------

Net unrealized depreciation
  during the period on:
  Investments ...........................................     (46,668,295)
                                                            -------------
  Net unrealized depreciation ...........................     (46,668,295)
                                                            -------------

  Net loss ..............................................      (4,614,222)
                                                            -------------
  Net decrease in net assets
    resulting from operations ...........................   $  (2,337,125)
                                                            =============

                                                         See accompanying notes.

                                                                        SERIES B
Statement of Changes in Net Assets                      (LARGE CAP VALUE SERIES)

                                                                               SIX MONTHS ENDED
                                                                                 JUNE 30, 2005       YEAR ENDED
                                                                                   (UNAUDITED)    DECEMBER 31, 2004
                                                                               ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income ....................................................     $    2,277,097     $     4,636,660
  Net realized gain during the period on investments .......................         42,054,073          38,267,826
  Net unrealized depreciation during the period on investments .............        (46,668,295)           (663,053)
                                                                               ----------------   -----------------
  Net increase (decrease) in net assets resulting from operations ..........         (2,337,125)         42,241,433
                                                                               ----------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ....................................................                  -            (250,785)
                                                                               ----------------   -----------------
  Total distributions to shareholders ......................................                  -            (250,785)
                                                                               ----------------   -----------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares .............................................         18,013,671          56,344,672
  Distributions reinvested                                                                    -             250,785
  Cost of shares redeemed ..................................................        (50,434,599)       (103,668,222)
                                                                               ----------------   -----------------
  Net decrease from capital share transactions .............................        (32,420,928)        (47,072,765)
                                                                               ----------------   -----------------
  Net decrease in net assets ...............................................        (34,758,053)         (5,082,117)
                                                                               ----------------   -----------------

NET ASSETS:
  Beginning of period ......................................................        429,492,548         434,574,665
                                                                               ----------------   -----------------
  End of period ............................................................     $  394,734,495     $   429,492,548
                                                                               ================   =================

  Accumulated undistributed net investment income at end of period .........     $    6,904,130     $     4,627,033
                                                                               ================   =================
CAPITAL SHARE ACTIVITY:
  Shares sold ..............................................................            929,257           3,106,269
  Shares reinvested                                                                           -              14,089
  Shares redeemed ..........................................................         (2,599,000)         (5,754,451)
                                                                               ----------------   -----------------
  Total capital share activity .............................................         (1,669,743)         (2,634,093)
                                                                               ================   =================

                                                         See accompanying notes.

                                                                        SERIES B
Financial Highlights                                    (LARGE CAP VALUE SERIES)

Selected data for each share of capital stock outstanding throughout each period

                                                    SIX MONTHS                                                     YEAR ENDED,
                                                  ENDED JUNE 30,                                                  DECEMBER 31,
                                                    2005(e,f)        2004        2003       2002       2001(d)        2000
                                                  --------------  ---------   ----------  ---------   ---------   ------------
PER SHARE DATA

Net asset value, beginning of period                $  19.58      $   17.68   $    13.84  $   18.59   $   19.93     $   24.39
                                                    --------      ---------   ----------  ---------   ---------     ---------
Income (loss) from investment operations:
Net investment income (loss)                            0.13           0.21         0.14       0.13        0.18          0.43
Net gain (loss) on securities
(realized and unrealized)                              (0.24)          1.70         3.84      (4.58)      (1.29)        (2.06)
                                                    --------      ---------   ----------  ---------   ---------     ---------
Total from investment operations                       (0.11)          1.91         3.98      (4.45)      (1.11)        (1.63)
                                                    --------      ---------   ----------  ---------   ---------     ---------
Less distributions:
Dividends from net investment income                       -          (0.01)       (0.14)     (0.30)      (0.23)        (0.74)
Distributions from realized gains                          -              -            -          -           -             -
Distributions in excess of capital gains                   -              -            -          -           -         (2.09)
                                                    --------      ---------   ----------  ---------   ---------     ---------
Total distributions                                        -          (0.01)       (0.14)     (0.30)      (0.23)        (2.83)
                                                    --------      ---------   ----------  ---------   ---------     ---------
Net asset value, end of period                      $  19.47      $   19.58   $    17.68  $   13.84   $   18.59     $   19.93
                                                    ========      =========   ==========  =========   =========     =========

TOTAL RETURN(a)                                        (0.56%)        10.82%       28.81%    (24.14%)     (5.60%)       (6.76%)
                                                    --------      ---------   ----------  ---------   ---------     ---------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)            $394,734      $ 429,493   $  434,575  $ 370,746   $ 563,240     $ 684,459
                                                    --------      ---------   ----------  ---------   ---------     ---------
Ratios to average net assets:
Net investment income (loss)                            1.12%          1.09%        0.93%      0.74%       0.89%         1.08%
Total expenses                                          0.88%          0.92%        0.89%      0.91%       0.93%         0.83%
Gross expenses(b)                                       0.88%          0.92%        0.89%      0.91%       0.93%         0.83%
Net expenses(c)                                         0.88%          0.87%        0.83%      0.82%       0.83%         0.82%
                                                    --------      ---------   ----------  ---------   ---------     ---------
Portfolio turnover rate                                  161%            73%          60%        68%        145%          145%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(d) The Dreyfus Corporation became sub-adviser of Series B effective January 2, 2001. Prior to January 2, 2001, advisory services were provided by SMC.

(e) SMC became the advisor of Series B effective June 30, 2005. Prior to June 30, 2005, SMC paid Dreyfus Corporation for sub-advisory services.

(f) Unaudited figures for the six months ended June 30, 2005. Percentage amounts for the period, except total return, have been annualized.

                                                         See accompanying notes.

                                    SERIES C

                               MONEY MARKET SERIES

                             [SECURITY FUNDS LOGO]

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                                        SERIES C
Performance Summary                                        (MONEY MARKET SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

PORTFOLIO COMPOSITION BY QUALITY RATINGS (BASED ON STANDARD AND POOR'S RATINGS)

AAA                                              8.86%
AA                                              15.88
A                                               76.33
Repurchase Agreement                             0.65
Liabilities, less cash & other assets           (1.72)

AVERAGE ANNUAL RETURNS

YEARS ENDED 06-30-05(1)              1 YEAR       5 YEARS      10 YEARS
-----------------------              ------       -------      --------
Series C                               1.57%         2.07%         3.57%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

      The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                         See accompanying notes.

                                                                        SERIES C
Performance Summary                                        (MONEY MARKET SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 - June 30, 2005.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

FUND EXPENSES

                           BEGINNING               ENDING        EXPENSES PAID
                         ACCOUNT VALUE         ACCOUNT VALUE        DURING
                            01-01-05            06-30-05(1)        PERIOD(2)
                         -------------         -------------     -------------
Series C (Money Market Series)
  Actual                  $ 1,000.00            $ 1,011.00          $ 3.49
  Hypothetical              1,000.00              1,021.27            3.51

----------
(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2005 to June 30, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2005 to June 30, 2005 was 1.10%.

(2) Expenses are equal to the Series annualized expense ratio 0.70% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES C
Schedule of Investments                                    (MONEY MARKET SERIES)
June 30, 2005                                                        (unaudited)

                                             PRINICIPAL         MARKET
                                               AMOUNT           VALUE
CERTIFICATE OF DEPOSIT - DOMESTIC - 2.6%
HSBC Bank Certificate of Deposit,
   3.17%, 08-09-05(2)                       $  2,000,000      $ 1,999,974
                                                              -----------

TOTAL CERTIFICATE OF DEPOSIT
   (cost $1,999,974)                                            1,999,974
                                                              -----------

COMMERCIAL PAPER - 42.0%

AUTOMOTIVE - 5.0%
American Honda Finance:
   3.06%, 07-13-05                             2,800,000        2,797,144
   3.10%, 07-21-05                             1,000,000          998,278
                                                              -----------
                                                                3,795,422
                                                              -----------

BANKING - 7.6%
ING (US) Funding LLC:
   3.15%, 07-29-05                             1,670,000        1,665,909
   3.30%, 08-18-05                             1,000,000          995,600
UBS Finance (DE), Inc.:
   3.03%, 07-01-05                             1,200,000        1,200,000
   3.36%, 09-06-05                             1,900,000        1,887,929
                                                              -----------
                                                                5,749,438
                                                              -----------

BROKERAGE - 4.0%
Credit Suisse First Boston:
   3.18%, 08-08-05                             1,500,000        1,494,661
   3.24%, 08-15-05                             1,500,000        1,493,682
                                                              -----------
                                                                2,988,343
                                                              -----------

ELECTRIC - 3.3%
Southern Company, 3.05%, 07-06-05              2,500,000        2,498,941
                                                              -----------

FINANCIAL COMPANIES - CAPTIVE - 1.3%
General Electric Capital Corporation,
   3.08%, 07-11-05                             1,000,000          998,999
                                                              -----------

FINANCIAL COMPANIES - NON CAPTIVE DIVERSIFIED - 3.7%
CIT Group, Inc., 3.05%, 07-07-05               2,800,000        2,798,216
                                                              -----------

FOOD & BEVERAGES - 4.8%
Coca-Cola Company, 3.14%, 08-10-05             3,600,000        3,587,440
                                                              -----------

HOME CONSTRUCTION - 3.0%
Sherwin-Williams Company,
   3.04%, 07-05-05                             2,300,000        2,299,223
                                                              -----------

NON U.S. BANKING - 9.3%
Bank of Ireland, 3.05%, 07-06-05               3,500,000        3,498,517
Danske Corporation:
   3.32%, 08-24-05                               925,000          920,393
   3.38%, 09-07-05                             2,600,000        2,583,378
                                                              -----------
                                                                7,002,288
                                                              -----------

TOTAL COMMERCIAL PAPER
   (cost $31,719,575)                                          31,718,310
                                                              -----------

ASSET BACKED COMMERCIAL PAPER - 29.1%

DIVERSIFIED - 4.8%
Amstel Funding Corporation,
  3.31%, 09-07-05                              1,100,000        1,092,968

Amsterdam Funding Corporation,
  3.14%, 07-21-05                              2,500,000        2,495,639
                                                              -----------
                                                                3,588,607
                                                              -----------

FINANCIAL COMPANIES - CAPTIVE - 2.7%
Edison Asset Securitization:
  3.10%, 07-19-05                              1,011,000        1,009,252
  3.18%, 08-05-05                              1,000,000          996,908
                                                              -----------
                                                                2,006,160
                                                              -----------

MISCELLANEOUS RECEIVABLES - 2.6%
Falcon Asset Securitization,
  3.08%, 07-13-05                              2,000,000        1,997,947
                                                              -----------

SECURITIES - 12.9%
Asset One Securitization,
  3.20%, 07-27-05                              3,600,000        3,591,680
Galaxy Funding, Inc.:
  3.07%, 07-08-05                              1,000,000          999,272
  3.10%, 07-14-05                              2,200,000        2,197,537
Perry Global Funding LLC:
  3.17%, 08-04-05                                999,000          996,009
  3.29%, 08-16-05                              2,000,000        1,991,592
                                                              -----------
                                                                9,776,090
                                                              -----------

TRADE RECEIVABLES - 6.1%
Eureka Securitization,
  3.07%, 07-07-05                              3,300,000        3,298,311
Old Line Funding Corporation,
  3.07%, 07-12-05                              1,300,000        1,298,781
                                                              -----------
                                                                4,597,092
                                                              -----------

TOTAL ASSET BACKED COMMERCIAL PAPER
  (cost $21,966,363)                                           21,965,896
                                                              -----------

CORPORATE BONDS - 14.6%

BANKING - 4.0%
Wells Fargo & Company,
  3.51%, 09-29-05(1)                           3,000,000        3,000,618
                                                              -----------

BROKERAGE - 5.7%
Merrill Lynch & Company,
  3.739%, 09-21-05(1)                          4,300,000        4,302,167
                                                              -----------

FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 2.6%
SLM Corporation, 3.59%, 09-15-05(1)            2,000,000        2,000,600
                                                              -----------

FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 2.3%
Bank One Corporation,
  3.361%, 07-25-05(1)                          1,700,000        1,699,920
                                                              -----------

TOTAL CORPORATE BONDS
  (cost $11,004,777)                                           11,003,305
                                                              -----------

                                                         See accompanying notes.

                                                                        SERIES C
Schedule of Investments                                    (MONEY MARKET SERIES)
June 30, 2005                                                        (unaudited)

                                             PRINICIPAL         MARKET
                                              AMOUNT            VALUE
MISCELLANEOUS ASSETS - 4.0%

FUNDING AGREEMENTS - 4.0%
United of Omaha Life Insurance Company,
   3.161%, 07-01-05(1)                      $  3,000,000      $ 3,000,000
                                                              -----------
TOTAL MISCELLANEOUS ASSETS
   (cost $3,000,000)                                            3,000,000
                                                              -----------
U.S. GOVERNMENT SPONSORED AGENCIES - 8.8%

FEDERAL HOME LOAN BANK - 3.3%
   3.00%, 01-18-06                             1,500,000        1,494,294
   3.25%, 02-28-06                             1,000,000          996,940
                                                              -----------
                                                                2,491,234
                                                              -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.0%
   3.297%, 07-07-05(1)                         1,500,000        1,500,383
                                                              -----------

SMALL BUSINESS ASSOCIATION POOLS - 2.9%
   #503295, 3.25%, 07-01-05(1)                   288,353          287,070
   #503303, 3.25%, 07-01-05(1)                   222,022          221,034
   #503308, 3.50%, 07-01-05(1)                   159,262          159,262
   #503459, 3.50%, 07-01-05(1)                   389,146          387,687
   #503176, 3.625%, 07-01-05(1)                   94,599           95,072
   #503343, 3.625%, 07-01-05(1)                  306,054          306,054
   #503347, 3.625%, 07-01-05(1)                  445,600          445,600
   #502353, 3.75%, 07-01-05(1)                    59,557           59,557
   #502163, 4.00%, 07-01-05(1)                   252,869          252,869
                                                              -----------
                                                                2,214,205
                                                              -----------
STUDENT LOAN MARKETING ASSOCIATION - 0.6%
   1997-4 A2, 3.844%, 07-06-05(1)                487,050          488,141
                                                              -----------
TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
   (cost $6,705,290)                                            6,693,963
                                                              -----------

REPURCHASE AGREEMENT - 0.6%

United Missouri Bank, 2.80%, dated
   06-30-05, matures 07-01-05;
   repurchase amount of $489,038
   (Collateralized by FHLMC 4.50%,
   06-15-24 with a value of $499,266)            489,000          489,000
                                                              -----------
TOTAL REPURCHASE AGREEMENT
   (cost $489,000)                                                489,000
                                                              -----------

TOTAL INVESTMENTS - 101.7%
   (cost $76,884,979)                                          76,870,448
LIABILITIES, LESS CASH & OTHER ASSETS - (1.7%)                 (1,299,615)
                                                              -----------
TOTAL NET ASSETS - 100.0%                                     $75,570,833
                                                              -----------

For federal income tax purposes, the identified cost of investments owned at June 30, 2005 was the same for federal income tax and financial statement purposes.

(1) Variable rate security. Rate indicated is rate effective at June 30, 2005. Maturity date indicated is next interest reset date.

(2) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $1,999,974, or 2.6% of total net assets.

                                                         See accompanying notes.

                                                                        SERIES C
                                                           (MONEY MARKET SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2005

ASSETS:
Investments, at value(1) ................   $ 76,870,448
Cash ....................................            175
Receivables:
   Fund shares sold .....................        120,991
   Securities sold ......................         45,306
   Interest .............................         94,898
Prepaid expenses ........................          1,035
                                            ------------
Total assets ............................     77,132,853
                                            ------------

LIABILITIES:
Payable for:
   Fund shares redeemed .................      1,510,351
   Management fees ......................         30,169
   Custodian fees .......................            828
   Transfer agent and administration fees          8,414
   Professional fees ....................          6,550
   Other ................................          5,708
                                            ------------
Total liabilities .......................      1,562,020
                                            ------------
NET ASSETS ..............................   $ 75,570,833
                                            ============

NET ASSETS CONSIST OF:
Paid in capital .........................   $ 74,210,106
Accumulated undistributed net
   investment income ....................      1,375,258
Net unrealized depreciation in value
   of investments .......................        (14,531)
                                            ------------
Net assets ..............................   $ 75,570,833
                                            ============

Capital shares authorized ...............     indefinite
Capital shares outstanding ..............      6,298,700
Net asset value and redemption price
   per share (net assets divided by
   shares outstanding) ..................   $      12.00
                                            ============

(1)Investments, at cost .................   $ 76,884,979

Statement of Operations
For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
  Interest .............................    $ 1,031,790
                                            -----------
  Total investment income ..............      1,031,790
                                            -----------

EXPENSES:
  Management fees ......................        182,912
  Custodian fees .......................          7,345
  Transfer agent/maintenance fees ......         12,639
  Administration fees ..................         34,551
  Directors' fees ......................          1,796
  Professional fees ....................         11,280
  Reports to shareholders ..............          2,616
  Other expenses .......................          1,546
                                            -----------
  Total expenses .......................        254,685
                                            -----------
  Net investment income ................        777,105
                                            -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
  Investments ..........................              -
                                            -----------
  Realized gain ........................              -
                                            -----------

Net unrealized depreciation
  during the period on:
  Investments ..........................         (3,833)
                                            -----------
  Net unrealized depreciation ..........         (3,833)
                                            -----------
  Net loss .............................         (3,833)
                                            -----------
  Net increase in net assets resulting
   from operations......................    $   773,272
                                            ===========

                                                         See accompanying notes.

                                                                        SERIES C
Statement of Changes in Net Assets                         (MONEY MARKET SERIES)

                                                                         SIX MONTHS ENDED
                                                                           JUNE 30, 2005       YEAR ENDED
                                                                           (UNAUDITED)      DECEMBER 31, 2004
                                                                         ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income .............................................   $        777,105   $         604,667
   Net realized gain during the period on investments ................                  -                   -
   Net unrealized depreciation during the period on investments ......             (3,833)            (21,134)
                                                                         ----------------   -----------------
   Net increase in net assets resulting from operations ..............            773,272             583,533
                                                                         ----------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .............................................                  -                   -
   Net realized gain .................................................                  -             (39,471)
                                                                         ----------------   -----------------
   Total distributions to shareholders ...............................                  -             (39,471)
                                                                         ----------------   -----------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares ......................................        103,310,511         247,991,445
   Distributions reinvested ..........................................                  -              39,471
   Cost of shares redeemed ...........................................        (94,596,819)       (268,949,230)
                                                                         ----------------   -----------------
   Net increase (decrease) from capital share transactions ...........          8,713,692         (20,918,314)
                                                                         ----------------   -----------------
   Net increase (decrease) in net assets .............................          9,486,964         (20,374,252)
                                                                         ----------------   -----------------

NET ASSETS:
   Beginning of period ...............................................         66,083,869          86,458,121
                                                                         ----------------   -----------------
   End of period .....................................................   $     75,570,833   $      66,083,869
                                                                         ================   =================

   Accumulated undistributed net investment income at end of period ..   $      1,375,258   $         598,153
                                                                         ================   =================

CAPITAL SHARE ACTIVITY:
   Shares sold .......................................................          8,658,464          20,984,022
   Shares reinvested .................................................                  -               3,337
   Shares redeemed ...................................................         (7,925,076)        (22,752,226)
                                                                         ----------------   -----------------
   Total capital share activity ......................................            733,388          (1,764,867)
                                                                         ================   =================

                                                         See accompanying notes.

                                                                        SERIES C
Financial Highlights                                       (MONEY MARKET SERIES)
Selected data for each share of capital stock outstanding throughout each period

                                                           SIX MONTHS                                                 YEAR ENDED
                                                         ENDED JUNE 30,                                               DECEMBER 31,
                                                           2005(d,e)      2004       2003        2002        2001         2000
                                                         -------------- ---------  ---------   ---------   ---------  ------------
Per Share Data

Net asset value, beginning of period                     $       11.87  $   11.79  $   11.82   $   12.20   $   12.69  $      12.04
                                                         -------------  ---------  ---------   ---------   ---------  ------------
Income (loss) from investment operations:
Net investment income (loss)                                      0.13       0.11       0.09        0.16        0.54          0.80
Net gain (loss) on securities (realized and unrealized)              -      (0.02)     (0.02)      (0.02)      (0.09)        (0.08)
                                                         -------------  ---------  ---------   ---------   ---------  ------------
Total from investment operations                                  0.13       0.09       0.07        0.14        0.45          0.72
                                                         -------------  ---------  ---------   ---------   ---------  ------------

Less distributions:
Dividends from net investment income                                 -      (0.01)     (0.10)      (0.52)      (0.94)        (0.07)
Distributions from realized gains                                    -          -          -           -           -             -
                                                         -------------  ---------  ---------   ---------   ---------  ------------
Total distributions                                                  -      (0.01)     (0.10)      (0.52)      (0.94)        (0.07)
                                                         -------------  ---------  ---------   ---------   ---------  ------------
Net asset value, end of period                           $       12.00  $   11.87  $   11.79   $   11.82   $   12.20  $      12.69
                                                         =============  =========  =========   =========   =========  ============

TOTAL RETURN(a)                                                   1.10%      0.72%      0.55%       1.20%       3.75%         5.99%
                                                         -------------  ---------  ---------   ---------   ---------  ------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                 $      75,571  $  66,084  $  86,458   $ 117,297   $ 131,277  $    119,372
                                                         -------------  ---------  ---------   ---------   ---------  ------------
Ratios to average net assets:
Net investment income (loss)                                      2.14%      0.70%      0.63%       1.26%       3.50%         5.79%
Total expenses                                                    0.70%      0.65%      0.59%       0.58%       0.58%         0.58%
Gross expenses(b)                                                 0.70%      0.65%      0.59%       0.58%       0.58%         0.58%
Net expenses(c)                                                   0.70%      0.65%      0.59%       0.58%       0.58%         0.58%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(d) Unaudited figures for the six months ended June 30, 2005. Percentage amounts for the period, except total return, have been annualized.

(e) Net investment income was computed using the average month-end shares outstanding throughout the period.

                                                         See accompanying notes.

                                    SERIES D

                                 GLOBAL SERIES

                            [OPPENHEIMER FUNDS(R) LOGO]

                                   SUBADVISOR,
                             OPPENHEIMERFUNDS, INC.

                                                                        SERIES D
Performance Summary                                              (GLOBAL SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

SERIES D VS. MSCI WORLD INDEX

                              [PERFORMANCE GRAPH]

INCEPTION     SBL FUND SERIES D  MSCI WORLD INDEX
   DATE             VALUE              VALUE
06/30/95          10,000.00          10,000.00
09/30/95          10,540.29          10,570.81
12/31/95          10,892.94          11,085.69
03/31/96          11,617.83          11,550.51
06/30/96          12,264.35          11,897.63
09/30/96          12,441.22          12,069.54
12/31/96          12,795.49          12,636.76
03/31/97          13,128.92          12,686.95
06/30/97          14,420.97          14,611.28
09/30/97          14,929.86          15,044.26
12/31/97          13,621.00          14,688.06
03/31/98          15,652.93          16,806.68
06/30/98          15,458.78          17,163.23
09/30/98          13,832.82          15,120.67
12/31/98          16,356.70          18,329.64
03/31/99          16,727.20          18,998.76
06/30/99          18,233.44          19,922.87
09/30/99          18,629.82          19,642.91
12/31/99          25,135.20          22,974.63
03/31/00          28,540.08          23,224.24
06/30/00          27,598.89          22,416.53
09/30/00          27,034.34          21,306.54
12/31/00          26,022.85          20,003.94
03/31/01          22,110.06          17,447.99
06/30/01          23,810.84          17,932.70
09/30/01          19,468.44          15,367.31
12/31/01          22,833.80          16,698.96
03/31/02          23,231.85          16,769.93
06/30/02          21,024.46          15,260.99
09/30/02          17,188.68          12,467.57
12/31/02          17,648.04          13,432.85
03/31/03          16,234.75          12,753.02
06/30/03          19,713.62          14,925.25
09/30/03          21,572.54          15,647.44
12/31/03          25,315.95          17,878.89
03/31/04          26,478.23          18,346.42
06/30/04          26,115.02          18,505.42
09/30/04          25,824.45          18,320.75
12/31/04          30,074.04          20,509.65
03/31/05          29,020.72          20,284.52
06/30/05          29,892.43          20,369.13

                             $10,000 OVER TEN YEARS

The chart above assumes a hypothetical $10,000 investment in Series D (Global Series) on June 30, 1995 and reflects the fees and expenses of Series D.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                           18.72%
Consumer Staples                                  6.56
Energy                                            7.98
Financials                                       17.88
Health Care                                      13.80
Industrials                                       6.74
Information Technology                           16.98
Materials                                         1.14
Telecommunication Services                        8.29
Utilities                                         1.20
Cash & other assets, less liabilities             0.71

AVERAGE ANNUAL RETURNS

YEARS ENDED 06-30-05(1)      1 YEAR      5 YEARS     10 YEARS
SERIES D                     14.46%       1.61%       11.57%

----------
(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

      The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                         See accompanying notes.

                                                                        SERIES D
Performance Summary                                              (GLOBAL SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 - June 30, 2005.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

FUND EXPENSES

                            BEGINNING          ENDING        EXPENSES PAID
                          ACCOUNT VALUE     ACCOUNT VALUE       DURING
                            01-01-05         06-30-05(1)       PERIOD(2)
                          -------------     -------------    -------------
Series D (Global Series)
   Actual                  $1,000.00          $  994.00         $6.08
   Hypothetical             1,000.00           1,018.64          6.16

----------
(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2005 to June 30, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2005 to June 30, 2005 was (0.60%).

(2) Expenses are equal to the Series annualized expense ratio 1.23% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES D
Schedule of Investments                                          (GLOBAL SERIES)
June 30, 2005                                                        (unaudited)

                                               NUMBER            MARKET
                                              OF SHARES          VALUE
COMMON STOCKS - 98.0%

AUSTRALIA - 0.6%
Australia & New Zealand Banking
   Group,  Ltd.                                  67,288       $ 1,113,528
Macquarie Airports                              632,400         1,722,584
                                                              -----------
                                                                2,836,112
                                                              -----------

BERMUDA - 0.9%
Ace, Ltd.                                        91,199         4,090,275
                                                              -----------

BRAZIL - 1.6%
Companhia de Bebidas das
   Americas ADR                                  79,556         2,458,280
Companhis de Bebidas das
   Americas CM ADR                               15,911           405,099
Empresa Brasileira de Aeronautica
   S.A. ADR                                     134,926         4,462,003
                                                              -----------
                                                                7,325,382
                                                              -----------

CANADA - 2.7%
EnCana Corporation                              100,762         3,974,558
Husky Energy, Inc.                              141,900         5,643,572
Manulife Financial Corporation                   53,083         2,534,900
                                                              -----------
                                                               12,153,030
                                                              -----------

FINLAND - 0.4%
Fortum Oyj                                       88,200         1,414,402
Neste Oil OYJ*                                   15,975           413,755
                                                              -----------
                                                                1,828,157
                                                              -----------

FRANCE - 7.9%
Essilor International S.A.                       25,270         1,727,994
European Aeronautic Defence & Space
   Company                                      149,470         4,766,759
France Telecom S.A.                             128,107         3,745,918
JC Decaux S.A.*                                  69,960         1,773,872
Louis Vuitton Moet Hennessy S.A.                 68,260         5,279,049
Sanofi-Aventis                                   98,579         8,101,076
Societe Generale                                 39,840         4,057,532
Technip S.A.                                     98,340         4,565,594
Total S.A.                                        8,093         1,903,141
                                                              -----------
                                                               35,920,935
                                                              -----------

GERMANY - 3.4%
Allianz AG                                       38,272         4,399,022
Bayerische Hypo-Und Vereinsbank AG*              64,144         1,669,879
SAP AG                                           29,251         5,098,259
Siemens AG                                       55,733         4,070,111
                                                              -----------
                                                               15,237,271
                                                              -----------

HONG KONG - 2.7%
HSBC Holdings plc                               284,222         4,572,014
Hong Kong & China Gas Company, Ltd.           1,135,700         2,309,195
Hutchison Whampoa, Ltd.                         201,918         1,825,413
Television Broadcasts, Ltd.                     592,904         3,349,568
                                                              -----------
                                                               12,056,190
                                                              -----------

INDIA - 3.7%
Gail India, Ltd.                                 47,580           249,244
Hindustan Lever, Ltd.                           804,300         3,025,186
ICICI Bank, Ltd. ADR                            168,050         3,671,892
ITC, Ltd.                                        16,800           637,068
Infosys Technologies, Ltd.                      107,949         5,851,250
Oil & Natural Gas Corporation, Ltd.              28,590           670,941
Zee Telefilms, Ltd.                             719,900         2,575,327
                                                              -----------
                                                               16,680,908
                                                              -----------

IRELAND - 0.6%
Anglo Irish Bank Corporation plc                214,358         2,659,207
                                                              -----------
ITALY - 0.4%
Eni SpA                                          77,066         1,987,627
                                                              -----------

JAPAN - 8.4%
Canon, Inc.                                      30,100         1,584,996
Chugai Pharmaceutical Company, Ltd.             109,200         1,685,681
Credit Saison Company, Ltd.                      68,200         2,269,131
Hoya Corporation                                 21,400         2,469,862
JGC Corporation                                  69,000           848,618
KDDI Corporation                                  1,225         5,666,336
Keyence Corporation                               9,600         2,151,896
Murata Manufacturing Company, Ltd.               32,000         1,630,224
Nidec Corporation                                 7,700           815,094
Nikon Corporation                               172,916         1,958,275
Omron Corporation                                18,000           396,826
Resona Holdings, Inc.*                          865,000         1,614,490
Shionogi & Company, Ltd.                        182,000         2,348,334
Shiseido Company, Ltd.                          102,000         1,287,588
Sony Corporation                                138,200         4,760,146
Square Enix Company, Ltd.                        16,100           490,672
Toyota Motor Corporation                         95,500         3,418,556
Trend Micro, Inc.                                48,000         1,709,571
Yahoo Japan Corporation                             454           953,807
                                                              -----------
                                                               38,060,103
                                                              -----------

KOREA - 2.5%
Hyundai Heavy Industries Company, Ltd.           48,660         2,445,935
SK Telecom Company, Ltd.                          8,720         1,534,113
SK Telecom Company, Ltd. ADR                    146,000         2,978,400
Samsung Electronics Company, Ltd.                 8,948         4,272,897
                                                              -----------
                                                               11,231,345
                                                              -----------

MEXICO - 1.8%
Fomento Economico Mexicano,
  S.A. de C.V.                                  409,000         2,443,648
Grupo Modelo, S.A. de C.V. (CI.C)               562,600         1,758,943
Grupo Televisa S.A. ADR                          62,433         3,876,465
                                                              -----------
                                                                8,079,056
                                                              -----------

NETHERLANDS - 1.1%
Koninklijke (Royal) Philips
   Electronics N.V.*                            195,500         4,945,174
                                                              -----------

                                                         See accompanying notes.

                                                                        SERIES D
Schedule of Investments                                          (GLOBAL SERIES)
June 30, 2005                                                        (unaudited)

                                               NUMBER            MARKET
                                              OF SHARES          VALUE
COMMON STOCKS (CONTINUED)

NORWAY - 0.5%
Tandberg ASA                                    201,400       $ 2,157,505
                                                              -----------

PANAMA - 0.4%
Carnival Corporation                             36,400         1,985,620
                                                              -----------

PORTUGAL - 0.3%
Energies de Portugal S.A.                       492,790         1,240,548
                                                              -----------

SINGAPORE - 0.5%
Singapore Press Holdings, Ltd.                  843,466         2,151,317
                                                              -----------

SPAIN - 0.2%
Industrie de Diseno Textil, S.A.                 43,100         1,110,037
                                                              -----------

SWEDEN - 5.2%
Hennes & Mauritz AB (CI.B)                      254,900         8,972,825
Investor AB (CI.B)*                             112,333         1,524,193
Telefonaktiebolaget LM Ericsson (CI.B)        4,070,200        13,077,241
                                                              -----------
                                                               23,574,259
                                                              -----------

SWITZERLAND - 2.3%
Credit Suisse Group*                             54,145         2,135,552
Novartis AG                                      56,869         2,708,893
Roche Holding AG                                 43,650         5,524,152
                                                              -----------
                                                               10,368,597
                                                              -----------

TAIWAN - 0.8%
Taiwan Semiconductor Manufacturing
  Company, Ltd. ADR                             416,682         3,800,140
                                                              -----------

UNITED KINGDOM - 13.3%
3i Group plc**                                  164,040         1,992,639
BP plc ADR                                       57,075         3,560,338
Cadbury Schweppes plc                           468,645         4,475,281
Dixons Group plc                              1,082,783         3,045,721
GUS plc                                          68,120         1,075,226
Pearson plc                                     238,440         2,806,684
Peninsular & Oriental Steam
   Navigation Company                           352,364         2,001,243
Prudential plc                                  363,228         3,229,453
Reckitt Benckiser plc                           282,457         8,324,676
Reed Elsevier plc                               204,583         1,959,144
Royal Bank of Scotland Group plc                258,752         7,830,012
Smith & Nephew plc                              377,425         3,725,904
Vodafone Group plc                            5,942,900        14,507,214
WPP Group plc                                   156,500         1,610,844
                                                              -----------
                                                               60,144,379
                                                              -----------

UNITED STATES - 35.8%
Advanced Micro Devices, Inc.*                   271,500         4,707,810
Affymetrix, Inc.*                                58,800         3,171,084
Altera Corporation*                              60,700         1,203,074
Altria Group, Inc.                               19,000         1,228,540
Amazon.com, Inc.*                                40,300         1,333,124
American Express Company                         83,100         4,423,413
Amgen, Inc.*                                     64,600         3,905,716
Applera Corporation - Applied
   Biosystems Group                              69,900         1,374,933
Berkshire Hathaway, Inc. (CI.B)*                  1,010         2,811,335
Boeing Company                                   39,900         2,633,400
Burlington Resources, Inc.                       46,400         2,563,136
Cadence Design Systems, Inc.*                   126,800         1,732,088
Charles Schwab Corporation                      126,800         1,430,304
Chevron Corporation                              66,054         3,693,740
Circuit City Stores, Inc.                       114,799         1,984,875
Cisco Systems, Inc.*                            130,200         2,488,122
Citigroup, Inc.                                  29,233         1,351,442
Coach, Inc.*                                     83,900         2,816,523
Corning, Inc.*                                  316,300         5,256,906
Cree, Inc.*                                      38,200           972,954
eBay, Inc.*                                     162,700         5,370,727
Electronic Arts, Inc.*                           12,000           679,320
Eli Lilly & Company                              22,800         1,270,188
Everest Re Group, Ltd.                           17,600         1,636,800
Express Scripts, Inc.*                           46,100         2,304,078
Eyetech Pharmaceuticals, Inc.*                   36,600           462,624
Gap, Inc.                                        75,700         1,495,075
Genentech, Inc.*                                 36,800         2,954,304
Genzyme Corporation*                             34,900         2,097,141
Gilead Sciences, Inc.*                           98,600         4,337,414
Gillette Company                                 72,800         3,685,864
GlobalSantaFe Corporation                       126,200         5,148,960
Human Genome Sciences, Inc.*                     46,020           532,912
IMS Health, Inc.                                 76,100         1,884,997
International Business Machines
   Corporation                                   47,575         3,530,065
International Game Technology                   107,300         3,020,495
International Rectifier Corporation*             25,400         1,212,088
Intuit, Inc.*                                    42,000         1,894,620
JP Morgan Chase & Company                       109,092         3,853,129
Juniper Networks, Inc.*                          61,200         1,541,016
Lockheed Martin Corporation                      33,100         2,147,197
MBNA Corporation                                109,100         2,854,056
Medtronic, Inc.                                  20,700         1,072,053
Microsoft Corporation                           182,400         4,530,816
Millennium Pharmaceuticals, Inc.*                39,700           368,019
Morgan Stanley                                   99,200         5,205,024
National Semiconductor Corporation              109,000         2,401,270
Nektar Therapeutics*(1,2)                        57,269           771,524
Northern Trust Corporation                       98,500         4,490,615
Northrop Grumman Corporation                     35,900         1,983,475
Novell, Inc.*                                   380,300         2,357,860
Pfizer, Inc.                                     92,599         2,553,880
Qualcomm, Inc.                                   97,240         3,209,892
Quest Diagnostics, Inc.                          77,000         4,101,790
Raytheon Company                                 81,900         3,203,928
Silicon Laboratories, Inc.*                      21,900           573,999
Sirius Satellite Radio, Inc.*                 1,107,100         7,174,008
Starbucks Corporation*                           47,900         2,474,514
Sun Microsystems, Inc.*                         491,400         1,832,922

                                                         See accompanying notes.

                                                                        SERIES D
Schedule of Investments                                          (GLOBAL SERIES)
June 30, 2005                                                        (unaudited)

                                               NUMBER           MARKET
                                              OF SHARES         VALUE
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)
Tiffany & Company                                34,200      $  1,120,392
Transocean, Inc.*                               128,000         6,908,160
Wyeth                                            24,200         1,076,900
                                                             ------------
                                                              162,406,630
                                                             ------------

TOTAL COMMON STOCKS
  (cost $344,890,220)                                         444,029,804
                                                             ------------

PREFERRED STOCKS - 1.3%

BRAZIL - 0.7%
Tele Norte Leste Participacoes S.A.             197,988         3,302,626
                                                             ------------

GERMANY - 0.6%
Porsche AG                                        3,241         2,438,409
                                                             ------------

TOTAL PREFERRED STOCKS
  (cost $4,862,434)                                             5,741,035
                                                             ------------

TOTAL INVESTMENTS - 99.3%
  (cost $349,752,654)                                         449,770,839
CASH & OTHER ASSETS, LESS LIABILITIES - 0.7%                    3,220,687
                                                             ------------
TOTAL NET ASSETS - 100.0%                                    $452,991,526
                                                             ------------

INVESTMENT CONCENTRATION

At June 30, 2005, SBL D's investment concentration by industry was as follows:

Aerospace & Defense .............................................      1.1%
Air Freight & Logistics .........................................      3.2%
Automobiles .....................................................      1.3%
Beverages .......................................................      2.5%
Biotechnology ...................................................      3.8%
Capital Markets .................................................      2.5%
Commercial Banks ................................................      2.2%
Commercial Services & Supplies ..................................      0.4%
Communications Equipment ........................................      5.0%
Computers & Peripherals .........................................      1.2%
Constuction & Engineering .......................................      0.2%
Consumer Finance ................................................      2.1%
Diversified Financial Services ..................................      6.9%
Diversified Telecommunications ..................................      4.1%
Electric Utilities ..............................................      0.3%
Electrical Equipment ............................................      0.1%
Electronic Equipment & Instruments ..............................      1.0%
Energy Equipment & Services .....................................      1.0%
Gas Utilities ...................................................      0.6%
Health Care Equipment & Services ................................      2.3%
Health Care Providers & Services ................................      1.8%
Hotels, Restaurants & Leisure Products ..........................      1.7%
Household Durables ..............................................      3.8%
Household Products ..............................................      2.5%
Industrial Conglomerates ........................................      0.9%
Insurance .......................................................      4.1%
Internet & Catalog Retail .......................................      0.3%
Internet Software & Services ....................................      2.3%
IT Services .....................................................      1.3%
Leisure Equipment & Products ....................................      0.4%
Machinery .......................................................      0.5%
Marine ..........................................................      0.4%
Media ...........................................................      6.0%
Multiline Retail ................................................      0.2%
Multi-Utilities & Unregulated Power .............................      0.3%
Oil, Gas & Consumable Fuels .....................................      7.0%
Paper & Forest Products .........................................      1.1%
Personal Products ...............................................      1.1%
Pharmaceuticals .................................................      5.9%
Semiconductors & Semiconductor Equipment ........................      3.2%
Software ........................................................      3.1%
Specialty Retail ................................................      0.7%
Textiles, Apparel & Luxury Goods ................................      4.3%
Tobacco .........................................................      0.4%
Wireless Telecommunications .....................................      4.2%
Cash & other assets, less liabilities ...........................      0.7%
                                                                     -----
                                                                     100.0%
                                                                     =====

For federal income tax purposes, the identified cost of investments owned at June 30, 2005 was $350,566,098.

ADR (American Depositary Receipt)

plc (public limited company)

*Non-income producing security

**Passive Foreign Investment Company

(1) Security is restricted. The total market value of restricted securities is $771,524 (cost $650,000), or 0.2% of total net assets. The acquisition date was August 5, 2004.

(2) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $771,524, or 0.2% of total net assets.

                                                         See accompanying notes.

                                                                        SERIES D
                                                                 (GLOBAL SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2005

ASSETS:
Investments, at value(1) ......................   $ 449,770,839

Cash denominated in a foreign currency,
   at value(2) ................................       2,342,437
Receivables:
   Fund shares sold ...........................         277,948
   Securities sold ............................       2,949,215
   Dividends ..................................         700,142
Foreign taxes recoverable .....................          70,884
Prepaid expenses ..............................           6,435
                                                  -------------
Total assets ..................................     456,117,900
                                                  -------------

LIABILITIES:
Cash overdraft ................................       1,705,185
Payable for:
   Fund shares redeemed .......................         271,242
   Securities purchased .......................         664,198
   Management fees ............................         373,127
   Custodian fees .............................          10,431
   Transfer agent and administration fees .....          59,787
   Professional fees ..........................          27,619
   Other ......................................          14,785
                                                  -------------
Total liabilities .............................       3,126,374
                                                  -------------
NET ASSETS ....................................   $ 452,991,526
                                                  =============

NET ASSETS CONSIST OF:
Paid in capital ...............................   $ 353,580,085
Accumulated undistributed net
   investment income ..........................       3,152,832
Accumulated net realized loss
   on sale of investments and foreign currency
   transactions ...............................      (3,770,701)
Net unrealized appreciation in value of
   investments and translation of assets and
   liabilities in foreign currency ............     100,029,310
                                                  -------------
Net assets ....................................   $ 452,991,526
                                                  =============

Capital shares authorized .....................      indefinite
Capital shares outstanding ....................      55,040,621
Net asset value and redemption price
   per share (net assets divided by
   shares outstanding) ........................   $        8.23
                                                  =============

(1)Investments, at cost .......................    $349,752,654
(2)Cash denominated in a foreign currency,
   at cost ....................................       2,332,081

Statement of Operations
For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
   Dividends .................................   $  4,969,419
   Interest ..................................         84,791
                                                 ------------
                                                    5,054,210
   Less: Foreign tax expense .................       (440,651)
                                                 ------------
   Total investment income ...................      4,613,559
                                                 ------------

EXPENSES:
   Management fees ...........................      2,224,513
   Custodian fees ............................         97,006
   Transfer agent/maintenance fees ...........         12,641
   Administration fees .......................        328,760
   Directors' fees ...........................         10,833
   Professional fees .........................         37,585
   Reports to shareholders ...................         13,317
   Other expenses ............................          8,535
                                                 ------------
   Total expenses ............................      2,733,190
   Less: Earnings credits ....................         (1,570)
                                                 ------------
   Net expenses ..............................      2,731,620
                                                 ------------
   Net investment income .....................      1,881,939
                                                 ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments ...............................     20,723,663
   Foreign currency transactions .............       (149,705)
                                                 ------------
   Net realized gain .........................     20,573,958
                                                 ------------

Net unrealized depreciation
     during the period on:                        (25,474,731)

   Investments ...............................
   Translation of assets and liabilities in
     foreign currencies ......................        (41,504)
                                                 ------------
   Net unrealized depreciation ...............    (25,516,235)
                                                 ------------
   Net loss ..................................     (4,942,277)
                                                 ------------
   Net decrease in net assets
     resulting from operations ...............   $ (3,060,338)
                                                 ============

                                                         See accompanying notes.

                                                                        SERIES D
Statement of Changes in Net Assets                               (GLOBAL SERIES)

                                                                                               SIX MONTHS ENDED
                                                                                                 JUNE 30, 2005       YEAR ENDED
                                                                                                 (UNAUDITED)      DECEMBER 31, 2004
                                                                                               ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income ....................................................................   $      1,881,939   $       1,583,210
  Net realized gain during the period on investments and foreign currency transactions .....         20,573,958          36,436,982
  Net unrealized appreciation (depreciation) during the period on
     investments and translation of assets and liabilities in foreign currencies ...........        (25,516,235)         36,347,138
                                                                                               ----------------   -----------------
  Net increase (decrease) in net assets resulting from operations ..........................         (3,060,338)         74,367,330
                                                                                               ----------------   -----------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares .............................................................         46,594,754          94,393,037
  Cost of shares redeemed ..................................................................        (57,119,765)       (129,792,393)
                                                                                               ----------------   -----------------
  Net decrease from capital share transactions .............................................        (10,525,011)        (35,399,356)
                                                                                               ----------------   -----------------
  Net increase (decrease) in net assets ....................................................        (13,585,349)         38,967,974
                                                                                               ----------------   -----------------

NET ASSETS:
  Beginning of period ......................................................................        466,576,875         427,608,901
                                                                                               ----------------   -----------------
  End of period ............................................................................   $    452,991,526   $     466,576,875
                                                                                               ================   =================

  Accumulated undistributed net investment income at end of period .........................   $      3,152,832   $       1,270,893
                                                                                               ================   =================

CAPITAL SHARE ACTIVITY:
  Shares sold ..............................................................................          5,810,040          13,084,884
  Shares redeemed ..........................................................................         (7,124,097)        (18,060,306)
                                                                                               ----------------   -----------------
  Total capital share activity .............................................................         (1,314,057)         (4,975,422)
                                                                                               ================   =================

                                                         See accompanying notes.

                                                                        SERIES D
Financial Highlights                                             (GLOBAL SERIES)
Selected data for each share of capital stock outstanding throughout each period

                                                SIX MONTHS                                                            YEAR ENDED
                                              ENDED JUNE 30,                                                         DECEMBER 31,
                                                 2005(f)           2004         2003(e)      2002(d)       2001          2000
                                              --------------   -----------    -----------  ----------    ---------  ------------
PER SHARE DATA

Net asset value, beginning of period          $         8.28   $      6.97    $      4.87   $    6.31    $    8.49   $      9.08
                                              --------------   -----------    -----------   ---------    ---------  ------------
Income (loss) from investment operations:
Net investment income (loss)                            0.03          0.03           0.03        0.02            -             -
Net gain (loss) on securities (realized and
  unrealized)                                          (0.08)         1.28           2.09       (1.45)       (0.97)         0.37
                                              --------------   -----------    -----------   ---------    ---------  ------------
Total from investment operations                       (0.05)         1.31           2.12       (1.43)       (0.97)         0.37
                                              --------------   -----------    -----------   ---------    ---------  ------------
Less distributions:
Dividends from net investment income                       -             -          (0.02)      (0.01)           -             -
Distributions from realized gains                          -             -              -           -        (0.94)        (0.96)
Distributions in excess of capital gains                   -             -              -           -        (0.27)            -
                                              --------------   -----------    -----------   ---------    ---------  ------------
Total distributions                                        -             -          (0.02)      (0.01)       (1.21)        (0.96)
                                              --------------   -----------    -----------   ---------    ---------  ------------
Net asset value, end of period                $         8.23   $      8.28    $      6.97   $    4.87    $    6.31   $      8.49
                                              ==============   ===========    ===========   =========    =========  ============
TOTAL RETURN(a)                                        (0.60%)       18.79%         43.45%     (22.71%)     (12.25%)        3.53%
                                              --------------   -----------    -----------   ---------    ---------  ------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)      $      452,992   $   466,577    $   427,609   $ 305,053    $ 431,252   $   565,950
                                              --------------   -----------    -----------   ---------    ---------  ------------
Ratios to average net assets:
Net investment income (loss)                            0.85%         0.37%          0.44%       0.27%        0.07%        (0.08%)
Total expenses                                          1.23%         1.23%          1.25%       1.23%        1.20%         1.21%
Gross expenses(b)                                       1.23%         1.23%          1.25%       1.23%        1.20%         1.21%
Net expenses(c)                                         1.23%         1.23%          1.25%       1.23%        1.20%         1.21%
                                              --------------   -----------    -----------   ---------    ---------  ------------
Portfolio turnover rate                                   37%           28%            44%         48%          41%           55%

----------
(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(d) The financial highlights for Series D exclude the historical financial highlights of Series M. The assets of Series M were acquired by Series D on August 27, 2002.

(e) The financial highlights for Series D exclude the historical financial highlights of Series I. The assets of Series I were acquired by Series D on October 3, 2003.

(f) Unaudited figures for the six months ended June 30, 2005. Percentage amounts for the period, except total return, have been annualized.

                                                         See accompanying notes.

                      This page left blank intentionally.

                                    SERIES E

                           DIVERSIFIED INCOME SERIES

                             [SECURITY FUNDS LOGO]

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                                        SERIES E
Performance Summary                                  (DIVERSIFIED INCOME SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

SERIES E VS. LEHMAN BROTHERS AGGREGATE BOND INDEX

                              [PERFORMANCE GRAPH]

INCEPTION       SBL FUND SERIES E      BOND INDEX
  DATE                VALUE              VALUE
06/30/95            10,000.00          10,000.00
09/30/95            10,222.30          10,196.69
12/31/95            10,775.31          10,630.97
03/31/96            10,398.26          10,441.33
06/30/96            10,398.26          10,500.94
09/30/96            10,617.88          10,694.29
12/31/96            10,698.12          11,015.23
03/31/97            10,582.22          10,954.05
06/30/97            10,992.32          11,357.55
09/30/97            11,425.50          11,735.07
12/31/97            11,771.44          12,080.78
03/31/98            11,946.29          12,268.42
06/30/98            12,222.68          12,555.20
09/30/98            12,693.57          13,085.85
12/31/98            12,714.05          13,129.96
03/31/99            12,535.42          13,063.23
06/30/99            12,339.89          12,948.14
09/30/99            12,350.75          13,036.81
12/31/99            12,234.88          13,020.93
03/31/00            12,397.23          13,308.38
06/30/00            12,432.03          13,539.02
09/30/00            12,768.77          13,947.65
12/31/00            13,282.79          14,535.38
03/31/01            13,636.48          14,975.33
06/30/01            13,686.43          15,058.91
09/30/01            14,248.37          15,753.94
12/31/01            14,235.88          15,759.74
03/31/02            14,230.17          15,775.21
06/30/02            14,716.79          16,359.03
09/30/02            15,348.07          17,109.55
12/31/02            15,558.50          17,378.17
03/31/03            15,742.62          17,619.73
06/30/03            16,189.78          18,060.23
09/30/03            16,038.39          18,034.17
12/31/03            16,055.14          18,092.01
03/31/04            16,462.33          18,571.95
06/30/04            16,040.59          18,119.42
09/30/04            16,491.94          18,698.66
12/31/04            16,668.01          18,876.97
03/31/05            16,609.32          18,787.51
06/30/05            17,020.15          19,352.64

                              $10,000 OVER 10 YEARS

The chart above assumes a hypothetical $10,000 investment in Series E (Diversified Income Series) on June 30, 1995 and reflects the fees and expenses of Series E.

PORTFOLIO COMPOSITION BY QUALITY RATINGS (BASED ON STANDARD AND POOR'S RATINGS)

AAA                                              62.42%
AA                                                6.66
A                                                14.99
BBB                                              14.23
BB                                                1.04
B                                                 0.13
Repurchase Agreement                              0.49
Cash & other assets, less liabilities             0.04

AVERAGE ANNUAL RETURNS

YEARS ENDED 06-30-05(1)            1 YEAR              5 YEARS         10 YEARS
SERIES E                            6.11%                6.48%           5.46%

----------
(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

      The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                         See accompanying notes.

                                                                        SERIES E
Performance Summary                                  (DIVERSIFIED INCOME SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 - June 30, 2005.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

FUND EXPENSES

                           BEGINNING          ENDING        EXPENSES PAID
                         ACCOUNT VALUE     ACCOUNT VALUE       DURING
                           01-01-05         06-30-05(1)       PERIOD(2)
                         -------------     -------------    -------------
Series E (Diversified Income Series)
  Actual                   $1,000.00         $1,021.10         $3.81
  Hypothetical              1,000.00          1,020.97          3.81

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2005 to June 30, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2005 to June 30, 2005 was 2.11%.

(2) Expenses are equal to the Series annualized expense ratio 0.76%, net of any waivers and expense reductions, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES E
Schedule of Investments                              (DIVERSIFIED INCOME SERIES)
June 30, 2005                                                        (unaudited)

                                               PRINCIPAL          MARKET
                                                AMOUNT            VALUE
CORPORATE BONDS - 35.6%
AIRLINES - 0.5%
Southwest Airlines Company,
   7.875% - 2007                               $ 700,000        $  748,987
                                                                ----------
AUTOMOTIVE - 0.8%
Ford Motor Credit Company,
   6.50% - 2007                                  650,000           654,666

Johnson Controls, Inc.,
   4.875% - 2013                                 600,000           602,171
                                                                ----------
                                                                 1,256,837
                                                                ----------

BANKING - 4.1%
Bank of America Corporation,
   7.80% - 2010                                  650,000           743,422
BankBoston Capital Trust,
   3.97% - 2028(3)                             1,200,000         1,156,337
BCH Cayman Islands, Ltd.,
   7.70% - 2006                                  700,000           725,446
Chase Capital III, 3.88% - 2027(3)             1,200,000         1,128,414
Danske Bank A/S, 7.40% - 2010(1,3)               800,000           846,231
Regions Financial Corporation,
   7.00% - 2011                                1,000,000         1,125,238
US Central Credit Union,
   2.70% - 2009                                  511,364           497,705
                                                                ----------
                                                                 6,222,793
                                                                ----------

BROKERAGE - 2.1%
Citigroup, Inc., 5.00% - 2014                  1,200,000         1,227,535
Credit Suisse First Boston USA,
   6.125% - 2011                                 600,000           652,664
Legg Mason, Inc., 6.75% - 2008                   650,000           699,239
Waddell & Reed Financial, Inc.,
   7.50% - 2006                                  650,000           661,015
                                                                ----------
                                                                 3,240,453
                                                                ----------

BUILDING MATERIALS - 0.4%
CRH America, Inc., 6.95% - 2012                  600,000           677,225
                                                                ----------

CHEMICALS - 0.5%
PPG Industries, Inc., 7.40% - 2019               650,000           814,364
                                                                ----------

DIVERSIFIED MANUFACTURING - 1.8%
General Electric Company,
   5.00% - 2013                                  600,000           619,506
Hutchison Whampoa International, Ltd.,
   5.45% - 2010(1)                             1,250,000         1,291,545
Tyco International Group,
   7.00% - 2028                                  650,000           783,895
                                                                ----------
                                                                 2,694,946
                                                                ----------

ELECTRIC - 1.9%
Arizona Public Service Company,
   6.375% - 2011                                 600,000           659,346
Cincinnati Gas & Electric Company,
   5.70% - 2012                                  600,000           641,343
East Coast Power LLC:
   6.737% - 2008                                  66,231            67,053
   7.066% - 2012                                 140,867           144,223
Kansas Gas & Electric, 5.647% - 2015             650,000           659,711
Oncor Electric Delivery Company,
   6.375% - 2015                                 600,000           665,071
                                                                ----------
                                                                 2,836,747
                                                                ----------

 ENERGY - INDEPENDENT - 1.0%
 Devon Financing Corporation, ULC,
   6.875% - 2011                                 600,000           671,380
 Pancanadian Petroleum,
   6.30% - 2011                                  750,000           817,714
                                                                ----------
                                                                 1,489,094
                                                                ----------

 ENERGY - INTEGRATED - 0.5%
 Conoco, Inc., 6.95% - 2029                      650,000           816,605
                                                                ----------

 ENTERTAINMENT - 0.5%
 Time Warner, Inc., 6.875% - 2018                600,000           692,926
                                                                ----------

 FINANCIAL - OTHER - 1.3%
 Abbey National plc, 6.69% - 2005                725,000           731,115
 Willis Group North America,
   5.625% - 2015                               1,200,000         1,207,716
                                                                ----------
                                                                 1,938,831
                                                                ----------

 FINANCIAL COMPANIES - CAPTIVE - 3.0%)
 Capital One Financial, 5.50% - 2015           2,000,000         2,046,080
 CIT Group Company of Canada,
   4.65% - 2010(1)                             1,800,000         1,810,170

 General Motors Acceptance Corporation,
   6.125% - 2006                                 650,000           650,465
                                                                ----------
                                                                 4,506,715
                                                                ----------

 FINANCIAL COMPANIES - NONCAPTIVE CONSUMER
   - 1.3%
 Capital One Financial, 4.738% - 2007            650,000           654,382
 Countrywide Capital, 8.00% - 2026               700,000           725,876
 SLM Corporation, 5.05% - 2014                   600,000           618,121
                                                                ----------
                                                                 1,998,379
                                                                ----------

 FINANCIAL COMPANIES - NONCAPTIVE
    DIVERSIFIED - 0.7%
 CIT Group, Inc., 7.625% - 2005                  350,000           351,608
 General Electric Capital Corporation,
   5.875% - 2012                                 600,000           648,803
 General Motors Acceptance Corporation,
   6.311% - 2007                                 105,000           101,711
                                                                ----------
                                                                 1,102,122
                                                                ----------

 GAMING - 0.2%
 Park Place Entertainment,
   7.875% - 2005                                 300,000           304,500
                                                                ----------

 HEALTH CARE - 0.4%
 Anthem, Inc., 6.80% - 2012                      600,000           677,032
                                                                ----------

 INDUSTRIAL - OTHER - 0.4%
 Eaton Corporation, 5.75% - 2012                 625,000           674,103
                                                                ----------

 INSURANCE - LIFE - 1.0%
 AIG Sunamerica Global Financing X,
   6.90% - 2032                                1,200,000         1,476,444
                                                                ----------

 INSURANCE - PROPERTY & CASUALTY - 0.6%
 Nationwide Mutual Insurance Company,
   8.25% - 2031(1)                               650,000           845,658
                                                                ----------

                                                         See accompanying notes.

                                                                        SERIES E
Schedule of Investments                              (DIVERSIFIED INCOME SERIES)
June 30, 2005                                                        (unaudited)

                                                   PRINCIPAL          MARKET
                                                    AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)

MEDIA - CABLE - 1.1%
Comcast Corporation, 5.30% - 2014                  $  625,000      $    642,505
Jones Intercable, Inc., 7.625% - 2008                 500,000           538,823
Lenfest Communications, Inc.,
   10.50% - 2006                                      500,000           526,450
                                                                   ------------
                                                                      1,707,778
                                                                   ------------

MEDIA - NONCABLE - 0.4%
New York Times Company,
   4.50% - 2010                                       650,000           656,194
                                                                   ------------

OIL FIELD SERVICES - 0.9%
Transocean, Inc., 6.625% - 2011                     1,200,000         1,347,817
                                                                   ------------

PACKAGING - 0.4%
Bemis Company, Inc., 4.875% - 2012(1)                 650,000           664,059
                                                                   ------------

PHARMACEUTICALS - 0.5%
Eli Lilly & Company, 7.125% - 2025                    650,000           830,313
                                                                   ------------

PIPELINES - 1.2%
Consolidated Natural Gas Company,
   6.625% - 2013                                      600,000           676,102
Duke Energy Field Services Corporation,
   7.50% - 2005                                       700,000           702,750
Express Pipeline LP, 6.47% - 2013(1)                  408,400           421,951
                                                                   ------------
                                                                      1,800,803
                                                                   ------------

RAILROADS - 0.9%
Canadian National Railway Company,
   6.25% - 2034                                     1,200,000         1,383,982
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS - 2.0%
Berkshire Hathaway, 4.75% - 2012(1)                 1,800,000         1,816,432
Reckson Operating Partnership,
   5.15% - 2011                                     1,200,000         1,217,726
                                                                   ------------
                                                                      3,034,158
                                                                   ------------

RETAILERS - 0.5%
Tandy Corporation, 6.95% - 2007                       750,000           779,331
                                                                   ------------
SERVICES - 0.1%
American Eco Corporation,
   9.625% - 2008*(4,5,6)                              500,000                 -
MasTec, Inc., 7.75% - 2008                            200,000           196,500
                                                                   ------------
                                                                        196,500
                                                                   ------------

TECHNOLOGY - 2.5%
Affiliated Computer Services,
   5.20% - 2015                                     1,200,000         1,196,284
Computer Associates, Inc.,
   5.625% - 2014(1)                                 1,200,000         1,216,984
Pitney Bowes, Inc., 5.875% - 2006                     650,000           659,894
Science Applications International
   Corporation, 7.125% - 2032                         600,000           744,154
                                                                   ------------
                                                                      3,817,316

TELECOMMUNICATIONS - WIRELESS - 0.8%
Nextel Communications, Inc.,
   6.875% - 2013                                    1,200,000         1,282,500
                                                                   ------------

TRANSPORTATION SERVICES - 1.3%
Erac USA Finance Company:
   7.35% - 2008(1)                                    600,000           647,370
   6.70% - 2034(1)                                    600,000           673,614
TTX Company, 4.90% - 2015(1)                          650,000           649,941
                                                                   ------------
                                                                      1,970,925
                                                                   ------------

TOTAL CORPORATE BONDS
   (cost $ 52,424,206)                                               54,486,437
                                                                   ------------

MORTGAGE BACKED SECURITIES - 47.0%

U.S. GOVERNMENT SPONSORED AGENCIES - 43.7%
Federal Home Loan Mortgage Corporation:

   FHR #188 H CMO, 7.00% - 2021                         2,962             2,957
   #C44050, 7.00% - 2030                               72,888            76,751
   #G08014, 5.00% - 2034                            2,856,535         2,860,154
   #G08015, 5.50% - 2034                            2,733,361         2,773,336
   #C62801, 6.00% - 2032                              253,196           260,053
   #C76358, 5.00% - 2033                            2,847,582         2,852,795
   #C78238, 5.50% - 2033                            2,857,602         2,900,070
   #C01079, 7.50% - 2030                               41,662            44,610
   #C01172, 6.50% - 2031                              126,862           131,356
   #C01210, 6.50% - 2031                              148,465           154,017
   #C01277, 7.00% - 2031                              222,854           234,648
   #C01287, 6.50% - 2032                              329,151           340,810
   #C01292, 6.00% - 2032                              533,678           548,131
   #E01378, 5.00% - 2018                            2,627,209         2,658,813
   #E01488, 5.00% - 2018                            2,336,829         2,364,940
   #E01538, 5.00% - 2018                            2,426,921         2,456,116
   #A16943, 6.00% - 2033                            1,865,579         1,914,208
   #A17903, 6.00% - 2034                            1,923,458         1,973,567
   #C50964, 6.50% - 2031                              133,178           137,896
   #C50967, 6.50% - 2031                               42,469            44,057

Federal National Mortgage Association:
   #254473, 5.50% - 2017                            2,499,993         2,568,085
   #720714, 4.50% - 2018                            2,434,396         2,425,078
   #555549, 5.00% - 2018                            2,804,162         2,837,355
   #750465, 5.00% - 2018                            2,375,028         2,403,497
   FNR 2005-46 TW, 5.00% - 2018                     3,000,000         3,052,083
   #780952, 4.00% - 2019                            2,825,104         2,768,597
   FNR 1990-68 J, 6.95% - 2020                          8,098             8,524
   FNR 1990-103 K, 7.50% - 2020                         2,205             2,270
   #252806, 7.50% - 2029                              121,717           130,126
   #252874, 7.50% - 2029                               46,850            50,087
   #535277, 7.00% - 2030                               86,919            91,667
   #551262, 7.50% - 2030                               34,330            36,683
   #190307, 8.00% - 2030                               53,540            57,583
   #253356, 8.00% - 2030                               63,262            68,038
   #541735, 8.00% - 2030                               51,283            55,156

                                                         See accompanying notes.

                                                                        SERIES E
Schedule of Investments                              (DIVERSIFIED INCOME SERIES)
June 30, 2005                                                        (unaudited)

                                                   PRINCIPAL          MARKET
                                                    AMOUNT            VALUE
MORTGAGE BACKED SECURITIES (CONTINUED)

U.S. GOVERNMENT SPONSORED AGENCIES (CONTINUED)
Federal National Mortgage Association (continued)
   #535838, 6.50% - 2031                           $  112,860      $    116,839
   #585348, 6.50% - 2031                               99,748           103,265
   #591381, 6.50% - 2031                              187,682           194,298
   #254477, 5.50% - 2032                            1,418,843         1,439,110
   #254198, 6.00% - 2032                              543,757           557,658
   #254377, 6.00% - 2032                              905,873           929,317
   #254478, 6.00% - 2032                              443,925           455,414
   #254346, 6.50% - 2032                              268,150           277,603
   #545691, 6.50% - 2032                              405,721           420,023
   #659790, 6.50% - 2032                              332,009           344,175
   #666750, 6.00% - 2032                              918,742           942,230
   #702879, 5.00% - 2033                            1,739,183         1,741,624
   #709805, 5.00% - 2033                            2,427,563         2,430,969
   #658077, 5.50% - 2033                            1,491,589         1,513,789
   #688328, 5.50% - 2033                            1,512,662         1,534,742
   #689108, 5.50% - 2033                            1,398,466         1,419,280
   #709748, 5.50% - 2033                            2,441,848         2,478,192
   #713971, 5.50% - 2033                            2,364,131         2,398,640
   #754903, 5.50% - 2033                            1,881,496         1,907,633
   #725033, 6.00% - 2034                            1,447,313         1,484,371
   #255554, 5.50% - 2035                            2,838,761         2,879,255
                                                                   ------------
                                                                     66,852,541
                                                                   ------------

U.S. GOVERNMENT SPONSORED SECURITIES - 1.9%
Government National Mortgage Association:
   #301465, 9.00% - 2021                               22,716            25,183
   #305617, 9.00% - 2021                               25,282            28,028
   #313107, 7.00% - 2022                              173,886           184,103
   #352022, 7.00% - 2023                              106,067           112,300
   #369303, 7.00% - 2023                              117,135           124,018
   #780454, 7.00% - 2026                              184,438           195,276
   #462680, 7.00% - 2028                              106,345           112,594
   #482668, 7.00% - 2028                              110,792           117,302
   #518436, 7.25% - 2029                               41,213            43,920
   #494109, 7.50% - 2029                               84,949            91,038
   #510704, 7.50% - 2029                               49,559            53,111
   #781079, 7.50% - 2029                               42,740            45,803
   #479229, 8.00% - 2030                               22,965            24,791
   #479232, 8.00% - 2030                               26,200            28,282
   #508342, 8.00% - 2030                               73,369            79,200
   #564472, 6.50% - 2031                              359,138           375,522
   #538285, 6.50% - 2031                              146,640           153,272
   #561561, 6.50% - 2031                              259,348           271,180
   #552324, 6.50% - 2032                              279,244           291,872
   #781414, 5.50% - 2032                              479,364           490,010
   II #181907, 9.50% - 2020                            19,955            22,357
   II #2445, 8.00% - 2027                              75,498            81,124
   II #2909, 8.00% - 2030                              44,159            47,449
                                                                   ------------
                                                                      2,997,735
                                                                   ------------

NON-AGENCY SECURITIES - 1.4%
Chase Commercial Mortgage Securities
   Corporation:
   1997-1B, 7.37% - 2029                            1,500,000         1,571,899
   1998-1B, 6.56% - 2030                              500,000           531,962
Global Rate Eligible Asset Trust 1998-A,
   7.33% - 2006(5,6)                                  796,598                 -
                                                                   ------------
                                                                      2,103,861
                                                                   ------------

TOTAL MORTGAGE BACKED SECURITIES
   (cost $72,389,377)                                                71,954,137
                                                                   ------------

U.S. AGENCY BONDS & NOTES - 7.9%

Federal Home Loan Bank,
   6.375% - 2006                                      900,000           923,977

Federal Home Loan Mortgage Corporation,
   2.850% - 2007                                    3,000,000         2,948,805

Federal National Mortgage Association:
   4.00% - 2007                                     3,000,000         3,002,514
   6.00% - 2008                                       850,000           898,488
   5.00% - 2013(2)                                  1,935,000         1,935,644
   6.625% - 2030                                      750,000           973,281
   7.125% - 2030                                    1,000,000         1,367,236
                                                                   ------------
TOTAL U.S. AGENCY BONDS & NOTES
   (cost $11,552,450)                                                12,049,945
                                                                   ------------

U.S. GOVERNMENT SECURITIES - 6.9%
U.S. Treasury Bond,
   5.375% - 2031                                    3,000,000         3,540,000

U.S. Treasury Notes:
   3.375% - 2007                                    4,000,000         3,982,500
   3.750% - 2007                                      600,000           600,914
   6.25% - 2007                                     1,750,000         1,823,008
   4.00% - 2010                                       600,000           606,563
                                                                   ------------

TOTAL U.S. GOVERNMENT SECURITIES
   (cost $10,203,737)                                                10,552,985
                                                                   ------------

COMMERCIAL PAPER - 1.1%

FINANCIAL OTHER - 1.1%
Countrywide Financial,
   3.32%, 07-05-05                                  1,700,000         1,699,375
                                                                   ------------
TOTAL COMMERCIAL PAPER
   (cost $1,699,375)                                                  1,699,375
                                                                   ------------

                                                         See accompanying notes.

                                                                        SERIES E
Schedule of Investments                              (DIVERSIFIED INCOME SERIES)
June 30, 2005                                                        (unaudited)

                                                   PRINCIPAL          MARKET
                                                    AMOUNT            VALUE
ASSET BACKED COMMERCIAL PAPER - 1.0%

FINANCIAL COMPANIES - SECURITIES - 1.0%
Asset One Securitization,
   3.15%, 07-07-05                                 $1,500,000     $   1,499,175
                                                                  -------------
TOTAL ASSET BACKED COMMERCIAL PAPER
     (cost $1,499,175)                                                1,499,175
                                                                  -------------

REPURCHASE AGREEMENT - 0.5%
United Missouri Bank, 2.80%, dated 6-30-05,
     matures 7-01-05; repurchase amount of
     $747,058 (Collateralized by GNMA, 4.00%,
     12-20-26 with a value of $761,940)               747,000           747,000
                                                                  -------------

TOTAL REPURCHASE AGREEMENT
     (cost $747,000)                                                    747,000
                                                                  -------------
TOTAL INVESTMENTS - 100.0%
     (cost $150,515,320)                                            152,989,054
CASH AND OTHER ASSETS, LESS LIABILITIES - 0.0%                           65,924
                                                                  -------------
TOTAL NET ASSETS - 100.0%                                         $ 153,054,978
                                                                  =============

For federal income tax purposes, the identified cost of investments owned at June 30, 2005 was $152,571,339.

(*)   Non-income producing security

      CMO (Collateralized Mortgage Obligation)

      plc (public limited company)

(1) Security is a 144A security. The total market value of 144A securities is $10,883,955 (cost $10,469,059), or 7.1% of total net assets.

(2) Security is a step bond. Rate indicated is rate effective at June 30, 2005.

(3)   Variable rate security. Rate indicated is rate effective June 30, 2005.

(4)   Security is in default due to bankruptcy.

(5) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $0, or 0.0% of total net assets.

(6) Security is illiquid. The total market value of illiquid securities is $0 (cost $1,294,920), or 0.0% of total net assets.

                                                         See accompanying notes.

                                                                        SERIES E
                                                     (DIVERSIFIED INCOME SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2005

ASSETS:
Investments, at value(1) ..........................     $ 152,989,054
Receivables:
   Fund shares sold ...............................           225,672
   Interest .......................................         1,330,573
Prepaid expenses ..................................             2,164
                                                        -------------
Total assets ......................................       154,547,463
                                                        -------------

LIABILITIES:
Cash overdraft ....................................            18,420
Payable for:
   Securities purchased ...........................         1,195,872
   Fund shares redeemed ...........................           158,929
   Management fees ................................            76,035
   Custodian fees .................................             3,228
   Transfer agent and administration fees .........            16,444
   Professional fees ..............................             9,306
   Other ..........................................            14,251
                                                        -------------
Total liabilities .................................         1,492,485
                                                        -------------
NET ASSETS ........................................     $ 153,054,978
                                                        -------------

NET ASSETS CONSIST OF:
Paid in capital ...................................     $ 155,184,646
Accumulated undistributed net
   investment income ..............................         9,759,491
Accumulated net realized loss
   on sale of investments .........................       (14,362,893)
Net unrealized appreciation in value of
   investments ....................................         2,473,734
                                                        -------------
Net assets ........................................     $ 153,054,978
                                                        =============

Capital shares authorized                                  indefinite
Capital shares outstanding ........................        13,197,143
Net asset value and redemption price
   per share (net assets divided by
   shares outstanding) ............................     $       11.60
                                                        =============

(1)Investments, at cost ...........................     $ 150,515,320

Statement of Operations
For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
  Interest ........................................     $   3,927,727
                                                        -------------
  Total investment income .........................         3,927,727
                                                        -------------

EXPENSES:
  Management fees .................................           591,645
  Custodian fees ..................................            12,045
  Transfer agent/maintenance fees .................            12,616
  Administration fees .............................            76,838
  Directors' fees .................................             3,795
  Professional fees ...............................            12,218
  Reports to shareholders .........................             5,923
  Other expenses ..................................             3,029
                                                        -------------
  Total expenses ..................................           718,109
  Less: Expenses waived ...........................          (118,330)
                                                        -------------
  Net expenses ....................................           599,779
                                                        -------------
  Net investment income ...........................         3,327,948
                                                        -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
  Investments .....................................           898,041
                                                        -------------
  Net realized gain ...............................           898,041
                                                        -------------

Net unrealized depreciation
  during the period on:
  Investments .....................................          (965,976)
                                                        -------------
  Net unrealized depreciation .....................          (965,976)
                                                        -------------

  Net loss ........................................           (67,935)
                                                        -------------
  Net increase in net assets
     resulting from operations ....................     $   3,260,013
                                                        =============

                                                         See accompanying notes.

                                                                        SERIES E
Statement of Changes in Net Assets                   (DIVERSIFIED INCOME SERIES)

                                                                                    SIX MONTHS ENDED
                                                                                     JUNE 30, 2005         YEAR ENDED
                                                                                      (UNAUDITED)       DECEMBER 31, 2004
                                                                                    ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income .......................................................     $   3,327,948        $   6,989,137
   Net realized gain during the period on investments ..........................           898,041              118,614
   Net change in unrealized depreciation during the period on investments ......          (965,976)          (1,211,731)
                                                                                     -------------        -------------
   Net increase in net assets resulting from operations ........................         3,260,013            5,896,020
                                                                                     -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .......................................................                 -           (1,418,099)
                                                                                     -------------        -------------
   Total distributions to shareholders .........................................                 -           (1,418,099)
                                                                                     -------------        -------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares ................................................        27,958,705           56,833,626
   Distributions reinvested ....................................................                 -            1,418,099
   Cost of shares redeemed .....................................................       (37,691,164)         (62,673,986)
                                                                                     -------------        -------------
   Net decrease from capital share transactions ................................        (9,732,459)          (4,422,261)
                                                                                     -------------        -------------
   Net increase (decrease) in net assets .......................................        (6,472,446)              55,660
                                                                                     -------------        -------------

NET ASSETS:
   Beginning of period .........................................................       159,527,424          159,471,764
                                                                                     -------------        -------------
   End of period ...............................................................     $ 153,054,978        $ 159,527,424
                                                                                     =============        =============

   Accumulated undistributed net investment income at end of period ............     $   9,759,491        $   6,431,543
                                                                                     =============        =============

CAPITAL SHARE ACTIVITY
   Shares sold .................................................................         2,445,779            5,093,132
   Shares reinvested ...........................................................                 -              126,616
   Shares redeemed .............................................................        (3,293,391)          (5,613,540)
                                                                                     -------------        -------------
   Total capital share activity ................................................          (847,612)            (393,792)
                                                                                     =============        =============

                                                         See accompanying notes.

                                                                        SERIES E
Financial Highlights                                 (DIVERSIFIED INCOME SERIES)
Selected data for each share of capital stock outstanding throughout each period

                                               SIX MONTHS                                                            YEAR ENDED,
                                              ENDED JUNE 30,                                                         DECEMBER 31,
                                                 2005(d)        2004          2003         2002          2001            2000
                                              -------------   ---------    ----------    ---------     ---------     ------------
PER SHARE DATA

Net asset value, beginning of period            $  11.36      $   11.04    $    11.83    $   11.40     $   11.37      $   10.55
                                                --------      ---------    ----------    ---------     ---------      ---------
Income (loss) from investment operations:
Net investment income (loss)                        0.28           0.50          0.68         0.51          0.58           0.75
Net gain (loss) on securities (realized and
unrealized)                                        (0.04)         (0.08)        (0.31)        0.51          0.20           0.15
                                                --------      ---------    ----------    ---------     ---------      ---------
Total from investment operations                    0.24           0.42          0.37         1.02          0.78           0.90
                                                --------      ---------    ----------    ---------     ---------      ---------
Less distributions:
Dividends from net investment income                   -          (0.10)        (1.16)       (0.59)        (0.75)         (0.08)
Distributions from realized gains                      -              -             -            -             -              -
                                                --------      ---------    ----------    ---------     ---------      ---------
Total distributions                                    -          (0.10)        (1.16)       (0.59)        (0.75)         (0.08)
                                                --------      ---------    ----------    ---------     ---------      ---------
Net asset value, end of period                  $  11.60      $   11.36    $    11.04    $   11.83     $   11.40      $   11.37
                                                ========      =========    ==========    =========     =========      =========

TOTAL RETURN(a)                                     2.11%          3.82%         3.19%        9.29%         7.18%          8.56%
                                                --------      ---------    ----------    ---------     ---------      ---------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)        $153,055      $ 159,527    $  159,472    $ 195,754     $ 142,538      $ 122,147
                                                --------      ---------    ----------    ---------     ---------      ---------
Ratios to average net assets:
Net investment income (loss)                        4.22%          4.42%         4.39%        5.00%         5.67%          6.52%
Total expenses                                      0.76%          0.75%         0.84%        0.83%         0.83%          0.84%
Gross expenses(b)                                   0.92%          0.89%         0.84%        0.83%         0.83%          0.84%
Net expenses(c)                                     0.76%          0.75%         0.84%        0.83%         0.83%          0.84%
                                                --------      ---------    ----------    ---------     ---------      ---------
Portfolio turnover rate                               58%            39%           45%          32%           46%            63%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(d) Unaudited figures for the six months ended June 30, 2005. Percentage amounts for the period, except total return, have been annualized.

                                                         See accompanying notes.

                                    SERIES G
                             LARGE CAP GROWTH SERIES

                              [SECURITY FUNDS LOGO]

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                                        SERIES G
Performance Summary                                    (LARGE CAP GROWTH SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

SERIES G VS. RUSSELL 1000 GROWTH INDEX

                              [PERFORMANCE GRAPH]

INCEPTION SBL FUND SERIES G  RUSSELL 1000 GROWTH INDEX
  DATE          VALUE                  VALUE
05/01/00      10,000.00             10,000.00
06/30/00      10,210.00             10,215.80
09/30/00       9,650.00              9,665.85
12/31/00       7,980.00              7,603.20
03/31/01       6,670.00              6,014.12
06/30/01       7,170.00              6,520.45
09/30/01       5,980.00              5,254.83
12/31/01       6,750.00              6,050.69
03/31/02       6,480.00              5,894.05
06/30/02       5,350.00              4,793.50
09/30/02       4,570.00              4,072.29
12/31/02       4,920.00              4,363.25
03/31/03       4,900.00              4,316.46
06/30/03       5,520.00              4,934.37
09/30/03       5,610.00              5,127.70
12/31/03       6,100.00              5,662.10
03/31/04       6,120.00              5,706.44
06/30/04       6,210.00              5,816.96
09/30/04       5,880.00              5,513.30
12/31/04       6,300.00              6,018.96
03/31/05       5,950.00              5,773.19
06/30/05       6,100.00              5,915.64

                            $10,000 SINCE INCEPTION

The chart above assumes a hypothetical $10,000 investment in Series G (Large Cap Growth Series) on May 1, 2000 (date of inception) and reflects the fees and expenses of Series G.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                   16.10%
Consumer Staples                         11.26
Energy                                    2.63
Financials                               11.81
Health Care                              18.08
Industrials                              12.87
Information Technology                   20.33
Exchange Traded Funds                     2.45
Repurchase Agreement                      4.57
Liabilities, less cash & other assets    (0.10)

AVERAGE ANNUAL RETURNS

PERIODS ENDED 06-30-05(1)                                     SINCE INCEPTION
                                1 YEAR         5 YEARS            (5-1-00)
                                ------         -------        ---------------
Series G                         (1.77%)        (9.79%)            (9.12%)

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                         See accompanying notes.

                                                                        SERIES G
Performance Summary                                    (LARGE CAP GROWTH SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 - June 30, 2005.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

FUND EXPENSES

                                            BEGINNING             ENDING       EXPENSES PAID
                                          ACCOUNT VALUE       ACCOUNT VALUE       DURING
                                             01-01-05          06-30-05(1)       PERIOD(2)
                                          -------------       -------------    -------------
Series G (Large Cap Growth Series)
  Actual                                    $ 1,000.00          $   968.30       $   4.64
  Hypothetical                                1,000.00            1,020.03           4.76

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2005 to June 30, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2005 to June 30, 2005 was (3.17%).

(2) Expenses are equal to the Series annualized expense ratio 0.95%, net of any waivers and expense reductions, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES G
Schedule of Investments                                (LARGE CAP GROWTH SERIES)
June 30, 2005                                                        (unaudited)

                                                      NUMBER          MARKET
                                                     OF SHARES         VALUE
COMMON STOCKS - 95.5%

AEROSPACE & DEFENSE - 4.5%
General Dynamics Corporation                            8,500        $  931,090
United Technologies Corporation                        19,600         1,006,460
                                                                     ----------
                                                                      1,937,550
                                                                     ----------

AIR FREIGHT & LOGISTICS - 1.8%
FedEx Corporation                                       9,500           769,595
                                                                     ----------

AIRLINES - 1.5%
Southwest Airlines Company                             46,000           640,780
                                                                     ----------

BIOTECHNOLOGY - 2.2%
Amgen, Inc.*                                           15,600           943,176
                                                                     ----------

BREWERS - 0.6%
Anheuser-Busch Companies, Inc.                          6,150           281,363
                                                                     ----------

BROADCASTING & CABLE TV - 4.1%
Univision Communications, Inc.*                        65,300         1,799,015
                                                                     ----------

COMMUNICATIONS EQUIPMENT - 7.2%
3Com Corporation*                                     116,000           422,240
ADC Telecommunications, Inc.*                          59,929         1,304,645
Cisco Systems, Inc.*                                   73,500         1,404,585
                                                                     ----------
                                                                      3,131,470
                                                                     ----------

COMPUTER HARDWARE - 1.9%
Dell, Inc.*                                            20,700           817,857
                                                                     ----------

CONSUMER FINANCE - 2.0%
American Express Company                               16,000           851,680
                                                                     ----------

DATA PROCESSING & OUTSOURCED SERVICES - 3.6%
First Data Corporation                                 39,300         1,577,502
                                                                     ----------

DRUG RETAIL - 3.8%
CVS Corporation                                        57,400         1,668,618
                                                                     ----------

ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
Power-One, Inc.*                                      100,100           631,631
                                                                     ----------

EXCHANGE TRADED FUNDS - 2.5%
iShares Russell 1000 Growth Index Fund                 22,200         1,065,600
                                                                     ----------
GENERAL MERCHANDISE STORES - 1.5%
Target Corporation                                     12,100           658,361
                                                                     ----------

HEALTH CARE EQUIPMENT - 6.6%
Medtronic, Inc.                                        30,000         1,553,700
Zimmer Holdings, Inc.*                                 17,100         1,302,507
                                                                     ----------
                                                                      2,856,207
                                                                     ----------

HOME IMPROVEMENT RETAIL - 4.8%
Home Depot, Inc.                                       33,200         1,291,480
Lowe's Companies, Inc.                                 13,900           809,258
                                                                     ----------
                                                                      2,100,738
                                                                     ----------

HOTELS, RESORTS & CRUISE LINES - 1.6%
Carnival Corporation                                   12,700           692,785
                                                                     ----------
HOUSEHOLD PRODUCTS - 1.4%
Procter & Gamble Company                               11,500           606,625
                                                                     ----------

HYPERMARKETS & SUPERCENTERS - 3.6%
Wal-Mart Stores, Inc.                                  32,600         1,571,320
                                                                     ----------
INDUSTRIAL CONGLOMERATES - 3.7%
3M Company                                              4,100           296,430
General Electric Company                               38,200         1,323,630
                                                                     ----------
                                                                      1,620,060
                                                                     ----------

INSURANCE BROKERS - 2.9%
Marsh & McLennan Companies, Inc.                       46,300         1,282,510
                                                                     ----------

INTERNET RETAIL - 0.6%
eBay, Inc.*                                             8,200           270,682
                                                                     ----------

MANAGED HEALTH CARE - 2.2%
UnitedHealth Group, Inc.                               18,800           980,232
                                                                     ----------

MOVIES & ENTERTAINMENT - 3.4%
Viacom, Inc. (Cl.B)                                    46,200         1,479,324
                                                                     ----------

MULTI-LINE INSURANCE - 4.4%
American International Group, Inc.                     32,800         1,905,680
                                                                     ----------

OIL & GAS EQUIPMENT & SERVICES - 2.6%
BJ Services Company                                    21,800         1,144,064
                                                                     ----------

OTHER DIVERSIFIED FINANCIAL SERVICES - 2.5%
Citigroup, Inc.                                        23,700         1,095,651
                                                                     ----------

PHARMACEUTICALS - 7.1%
Eli Lilly & Company                                    14,700           818,937
Johnson & Johnson                                      24,900         1,618,500
Pfizer, Inc.                                           23,500           648,130
                                                                     ----------
                                                                      3,085,567
                                                                     ----------

SEMICONDUCTORS - 3.6%
Applied Micro Circuits Corporation*                   154,300           395,008
Intel Corporation                                      44,400         1,157,064
                                                                     ----------
                                                                      1,552,072
                                                                     ----------

SOFT DRINKS - 1.8%
PepsiCo, Inc.                                          14,300           771,199
                                                                     ----------

SYSTEMS SOFTWARE - 4.1%
Microsoft Corporation                                  71,000         1,763,640
                                                                     ----------

TOTAL COMMON STOCKS
   (cost $39,221,724)                                                41,552,554
                                                                     ----------

                                                         See accompanying notes.

                                                                        SERIES G
Schedule of Investments                                (LARGE CAP GROWTH SERIES)
June 30, 2005                                                        (unaudited)

                                                          PRINCIPAL             MARKET
                                                           AMOUNT               VALUE
REPURCHASE AGREEMENT - 4.6%

State Street, 1.25%, dated 6-30-05,
   matures 7-01-05; repurchase amount
   $1,985,986 (Collateralized by Federal
   Farm Credit Bank, 2.125%, 8-15-05
   with a value of $2,027,737)                           $  1,985,917        $  1,985,917
                                                                             ------------
TOTAL REPURCHASE AGREEMENT
   (cost $1,985,917)                                                            1,985,917
                                                                             ------------
TOTAL INVESTMENTS - 100.1%
   (cost $ 41,207,641)                                                         43,538,471
LIABILITIES, LESS CASH & OTHER ASSETS - (0.1%)                                    (44,456)
                                                                             ------------
TOTAL NET ASSETS - 100.0%                                                    $ 43,494,015
                                                                             ============

For federal income tax purposes, the identified cost of investments owned at June 30, 2005 was $42,083,066.

*Non-income producing security

                                                         See accompanying notes.

                                                                        SERIES G
                                                       (LARGE CAP GROWTH SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2005

ASSETS:
Investments, at value(1) ....................      $ 43,538,471
Receivables:
   Fund shares sold .........................            60,864
   Dividends ................................            24,708
Prepaid expenses ............................               604
                                                   ------------
Total assets ................................        43,624,647
                                                   ------------

LIABILITIES:
Cash overdraft ..............................                69
Payable for:
   Fund shares redeemed .....................            89,046
   Management fees ..........................            27,182
   Custodian fees ...........................               908
   Transfer agent and administration fees ...             5,405
   Professional fees ........................             5,221
   Other ....................................             2,801
                                                   ------------
Total liabilities ...........................           130,632
                                                   ------------
NET ASSETS ..................................      $ 43,494,015
                                                   ============

NET ASSETS CONSIST OF:
Paid in capital .............................      $ 59,214,833
Accumulated undistributed net
   investment income ........................           219,570
Accumulated net realized loss
   on sale of investments ...................       (18,271,218)
Net unrealized appreciation
   in value of investments ..................         2,330,830
                                                   ------------
Net assets ..................................      $ 43,494,015
                                                   ============

Capital shares authorized ...................        indefinite
Capital shares outstanding ..................         7,134,830
Net asset value and redemption price
   per share (net assets divided by
   shares outstanding) ......................      $       6.10
                                                   ============

(1)Investments, at cost .....................      $ 41,207,641

Statement of Operations
For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
  Dividends .................................      $    200,481
  Interest ..................................             4,978
                                                   ------------
  Total investment income ...................           205,459
                                                   ------------

EXPENSES:
  Management fees ...........................           209,250
  Custodian fees ............................             2,941
  Transfer agent/maintenance fees ...........            12,564
  Administration fees .......................            18,940
  Directors' fees ...........................             1,005
  Professional fees .........................             5,339
  Reports to shareholders ...................             1,231
  Other expenses ............................               836
                                                   ------------
  Total expenses ............................           252,106
  Less: Expenses waived .....................           (52,312)
       Earnings credits .....................            (1,893)
                                                   ------------
  Net expenses ..............................           197,901
                                                   ------------
  Net investment income .....................             7,558
                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
  Investments ...............................           174,474
                                                   ------------
  Net realized gain .........................           174,474
                                                   ------------

Net unrealized depreciation
  during the period on:
  Investments ...............................        (1,576,118)
                                                   ------------
  Net unrealized depreciation ...............        (1,576,118)
                                                   ------------

  Net loss ..................................        (1,401,644)
                                                   ------------
  Net decrease in net assets
     resulting from operations ..............      $ (1,394,086)
                                                   ============

                                                         See accompanying notes.

                                                                        SERIES G
Statement of Changes in Net Assets                     (LARGE CAP GROWTH SERIES)

                                                                                       SIX MONHS ENDED
                                                                                        JUNE 30, 2005        YEAR ENDED
                                                                                         (UNAUDITED)      DECEMBER 31, 2004
                                                                                       ---------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       7,558      $      212,012
   Net realized gain during the period on investments . . . . . . . . . . . . . . .           174,474             744,288
   Net unrealized appreciation (depreciation) during the period on investments. . .        (1,576,118)            431,077
                                                                                        -------------      --------------
   Net increase (decrease) in net assets resulting from operations . . . . . . . . .       (1,394,086)          1,387,377
                                                                                        -------------      --------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares . . . . . . . . . . . . . . . . . . . . . . . . . .         9,785,063          22,090,555
   Cost of shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (9,175,190)        (25,656,305)
                                                                                        -------------      --------------
   Net increase (decrease) from capital share transactions . . . . . . . . . . . . .          609,873          (3,565,750)
                                                                                        -------------      --------------
   Net decrease in net assets . . . . . . . . . . . . . . . . . . . . . . . . . . .          (784,213)         (2,178,373)
                                                                                        -------------      --------------

NET ASSETS:
   Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       44,278,228          46,456,601
                                                                                        -------------      --------------
   End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  43,494,015      $   44,278,228
                                                                                        =============      ==============

   Accumulated undistributed net investment income at end of period . . . . . . . .     $     219,570      $      212,012
                                                                                        =============      ==============

CAPITAL SHARE ACTIVITY:
   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,618,581           3,634,256
   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (1,511,282)         (4,217,797)
                                                                                        -------------      --------------
   Total capital share activity . . . . . . . . . . . . . . . . . . . . . . . . . .           107,299            (583,541)
                                                                                        =============      ==============

                                                         See accompanying notes.

                                                                        SERIES G
Financial Highlights                                   (LARGE CAP GROWTH SERIES)
Selected data for each share of capital stock outstanding throughout each period

                                               SIX MONTHS                                                            YEAR ENDED,
                                              ENDED JUNE 30,                                                         DECEMBER 31,
                                                 2005(f)        2004         2003          2002(e)       2001          2000(d)
                                                 -------        ----         ----          -------       ----          -------
PER SHARE DATA

Net asset value, beginning of period            $   6.30      $    6.10    $     4.92    $    6.75     $    7.98      $   10.00
                                                --------      ---------    ----------    ---------     ---------      ---------
Income (loss) from investment operations:
Net investment income (loss)                           -           0.03             -        (0.02)        (0.02)         (0.02)
Net gain (loss) on securities (realized and
unrealized)                                        (0.20)          0.17          1.18        (1.81)        (1.21)         (2.00)
                                                --------      ---------    ----------    ---------     ---------      ---------
Total from investment operations                   (0.20)          0.20          1.18        (1.83)        (1.23)         (2.02)
                                                --------      ---------    ----------    ---------     ---------      ---------
Less distributions:
Dividends from net investment income                   -              -             -            -             -              -
Distributions from realized gains                      -              -             -            -             -              -
                                                --------      ---------    ----------    ---------     ---------      ---------
Total distributions                                    -              -             -            -             -              -
                                                --------      ---------    ----------    ---------     ---------      ---------
Net asset value, end of period                  $   6.10      $    6.30    $     6.10    $    4.92     $    6.75      $    7.98
                                                ========      =========    ==========    =========     =========      =========

TOTAL RETURN(a)                                    (3.17%)         3.28%        23.98%      (27.11%)      (15.41%)       (20.20%)
                                                --------      ---------    ----------    ---------     ---------      ---------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)        $ 43,494      $  44,278    $   46,457    $  29,099     $  15,689      $  12,139
                                                --------      ---------    ----------    ---------     ---------      ---------
Ratios to average net assets:
Net investment income (loss)                        0.04%          0.50%        (0.05%)      (0.20%)       (0.30%)        (0.47%)
Total expenses                                      0.95%          0.97%         1.19%        1.21%         1.23%          1.28%
Gross expenses(b)                                   1.20%          1.20%         1.19%        1.21%         1.23%          1.28%
Net expenses(c)                                     0.95%          0.97%         1.19%        1.21%         1.22%          1.23%
                                                --------      ---------    ----------    ---------     ---------      ---------
Portfolio turnover rate                               40%            63%           30%          48%            4%             5%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(d) Series G was initially capitalized on May 1, 2000 with a net asset value of $10 per share. Percentage amounts for the period have been annualized, except for total return.

(e) The financial highlights for Series G exclude the historical financial highlights of Series L. The assets of Series L were acquired by Series G on August 27, 2002.

(f) Unaudited figures for the six months ended June 30, 2005. Percentage amounts for the period, except total return, have been annualized.

                                                         See accompanying notes.

                                    SERIES H

                              ENHANCED INDEX SERIES

                             [NORTHERN TRUST LOGO]

                                   SUBADVISOR,
                                 NORTHERN TRUST

                                                                        SERIES H
Performance Summary                                      (ENHANCED INDEX SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

SERIES H V S. S&P 500 INDEX

                              [PERFORMANCE GRAPH]

INCEPTION     SBL FUND SERIES H        S&P 500 INDEX
  DATE              VALUE                  VALUE
05/03/99          10,000.00               10,000.00
06/30/99          10,330.00               10,305.90
09/30/99           9,700.00                9,662.23
12/31/99          11,231.86               11,099.83
03/31/00          11,513.92               11,354.94
06/30/00          11,171.42               11,053.83
09/30/00          11,028.87               10,946.91
12/31/00          10,086.15               10,091.15
03/31/01           8,846.84                8,895.28
06/30/01           9,345.68                9,416.16
09/30/01           7,940.77                8,034.87
12/31/01           8,775.57                8,893.97
03/31/02           8,777.35                8,918.14
06/30/02           7,579.05                7,723.63
09/30/02           6,257.83                6,389.69
12/31/02           6,758.69                6,929.34
03/31/03           6,531.68                6,711.11
06/30/03           7,501.63                7,744.15
09/30/03           7,687.37                7,949.11
12/31/03           8,636.02                8,917.03
03/31/04           8,781.51                9,068.30
06/30/04           8,906.22                9,223.74
09/30/04           8,706.68                9,050.82
12/31/04           9,486.84                9,886.55
03/31/05           9,289.20                9,673.56
06/30/05           9,393.22                9,805.25

                            $10,000 SINCE INCEPTION

The chart above assumes a hypothetical $10,000 investment in Series H (Enhanced Index Series) on May 3, 1999 (date of inception) and reflects the fees and expenses of Series H.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                   11.16%
Consumer Staples                          9.96
Energy                                    8.94
Financials                               19.92
Health Care                              13.09
Industrials                              11.19
Information Technology                   14.71
Materials                                 3.01
Telecommunication Services                3.12
Utilities                                 3.62
U.S. Government Securities                0.25
Cash & other assets, less liabilities     1.03

AVERAGE ANNUAL RETURNS

PERIODS ENDED 06-30-05(1)                                   SINCE INCEPTION
                                1 YEAR       5 YEARS           (5-3-99)
                                ------       -------        ---------------
Series H                         5.47%       (3.41%)            (1.01%)

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                         See accompanying notes.

                                                                        SERIES H
Performance Summary                                      (ENHANCED INDEX SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 - June 30, 2005.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

FUND EXPENSES

                                         BEGINNING          ENDING       EXPENSES PAID
                                       ACCOUNT VALUE    ACCOUNT VALUE       DURING
                                         01-01-05        06-30-05(1)       PERIOD(2)
                                       -------------    --------------   --------------
Series H (Enhanced Index Series)
    Actual                              $  1,000.00       $   990.10        $    3.90
    Hypothetical                           1,000.00         1,020.82             3.96

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2005 to June 30, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2005 to June 30, 2005 was (0.99%).

(2) Expenses are equal to the Series annualized expense ratio 0.79%, net of any waivers and expense reductions, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES H
Schedule of Investments                                  (ENHANCED INDEX SERIES)
June 30, 2005                                                        (unaudited)

                                               NUMBER       MARKET
                                             OF SHARES       VALUE
COMMON STOCKS - 98.7%

ADVERTISING - 0.1%
Omnicom Group, Inc.                               400      $   31,944
                                                           ----------

AEROSPACE & DEFENSE - 2.1%
Boeing Company                                  2,700         178,200
Honeywell International, Inc.                   3,000         109,890
Lockheed Martin Corporation                     2,400         155,688
Northrop Grumman Corporation                    1,500          82,875
Raytheon Company                                3,300         129,096
United Technologies Corporation                 2,000         102,700
                                                           ----------
                                                              758,449
                                                           ----------

AGRICULTURAL PRODUCTS - 0.3%
Archer-Daniels-Midland Company                  5,400         115,452
                                                           ----------

AIR FREIGHT & LOGISTICS - 1.1%
FedEx Corporation                               1,400         113,414
Ryder System, Inc.                                500          18,300
United Parcel Service, Inc. (Cl.B)              3,800         262,808
                                                           ----------
                                                              394,522
                                                           ----------

ALUMINUM - 0.2%
Alcoa, Inc.                                     2,400          62,712
                                                           ----------

APPAREL RETAIL - 0.6%
Limited Brands, Inc.                            4,500          96,390
TJX Companies, Inc.                             4,500         109,575
                                                           ----------
                                                              205,965
                                                           ----------

APPAREL, ACCESSORIES & LUXURY GOODS - 0.2%
Jones Apparel Group, Inc.                       2,600          80,704
                                                           ----------

APPLICATION SOFTWARE - 0.5%
Autodesk, Inc.                                    500          17,185
Citrix Systems, Inc.*                           2,100          45,486
Mercury Interactive Corporation*                2,200          84,392
Parametric Technology Corporation*              3,700          23,606
                                                           ----------
                                                              170,669
                                                           ----------

ASSET MANAGEMENT & CUSTODY BANKS - 0.9%
Bank of New York Company, Inc.                    100           2,878
Federated Investors, Inc. (Cl.B)                2,700          81,027
Franklin Resources, Inc.                        1,700         130,866
Mellon Financial Corporation                    3,900         111,891
                                                           ----------
                                                              326,662
                                                           ----------

AUTO PARTS & EQUIPMENT - 0.1%
Johnson Controls, Inc.                            600          33,798
                                                           ----------

AUTOMOBILE MANUFACTURERS - 0.0%
Ford Motor Company                                700           7,168
                                                           ----------
AUTOMOTIVE RETAIL - 0.2%
AutoNation, Inc.*                               3,000          61,560
                                                           ----------
BIOTECHNOLOGY - 1.1%
Amgen, Inc.*                                    5,200         314,392
Biogen Idec, Inc.*                              2,500          86,125
                                                           ----------
                                                              400,517
                                                           ----------

BREWERS - 0.3%
Anheuser-Busch Companies, Inc.                  1,700          77,775
Molson Coors Brewing Company (Cl.B)               400          24,800
                                                           ----------
                                                              102,575
                                                           ----------

BROADCASTING & CABLE TV - 1.0%
Clear Channel Communications, Inc.              3,900         120,627
Comcast Corporation*                            8,400         257,880
                                                           ----------
                                                              378,507
                                                           ----------

BUILDING PRODUCTS - 0.3%
Masco Corporation                               3,500         111,160
                                                           ----------

CASINOS & GAMING - 0.2%
International Game Technology                   2,700          76,005
                                                           ----------

COMMERCIAL PRINTING - 0.1%
R.R. Donnelley & Sons Company                     900          31,059
                                                           ----------

COMMUNICATIONS EQUIPMENT - 2.4%
Avaya, Inc.*                                    6,900          57,408
Cisco Systems, Inc.*                           24,500         468,195
Comverse Technology, Inc.*                      1,600          37,840
Corning, Inc.*                                  1,700          28,254
Motorola, Inc.                                  5,600         102,256
Qualcomm, Inc.                                  3,900         128,739
Tellabs, Inc.*                                  5,500          47,850
                                                           ----------
                                                              870,542
                                                           ----------

COMPUTER & ELECTRONICS RETAIL - 0.3%
Circuit City Stores, Inc.                       4,800          82,992
RadioShack Corporation                            400           9,268
                                                           ----------
                                                               92,260
                                                           ----------

COMPUTER HARDWARE - 3.0%
Apple Computer, Inc.*                           4,600         169,326
Dell, Inc.*                                     7,900         312,129
Hewlett-Packard Company                         6,500         152,815
International Business Machines
   Corporation                                  6,200         460,040
NCR Corporation*                                  100           3,512
                                                           ----------
                                                            1,097,822
                                                           ----------

COMPUTER STORAGE & PERIPHERALS - 0.6%
EMC Corporation*                               10,500         143,955
Lexmark International, Inc.*                    1,300          84,279
                                                           ----------
                                                              228,234
                                                           ----------

CONSTRUCTION & FARM MACHINERY - 1.0%
Caterpillar, Inc.                                 400          38,124
Cummins, Inc.                                   1,000          74,610
Deere & Company                                 1,900         124,431
Paccar, Inc.                                    1,600         108,800
                                                           ----------
                                                              345,965
                                                           ----------

                                                         See accompanying notes.

                                                                        SERIES H
Schedule of Investments                                  (ENHANCED INDEX SERIES)
June 30, 2005                                                        (unaudited)

                                               NUMBER       MARKET
                                             OF SHARES       VALUE
COMMON STOCKS (CONTINUED)
CONSUMER FINANCE - 1.4%
American Express Company                        5,100      $  271,473
MBNA Corporation                                7,000         183,120
SLM Corporation                                   800          40,640
                                                           ----------
                                                              495,233
                                                           ----------

DATA PROCESSING & OUTSOURCED SERVICES - 1.2%
Affiliated Computer Services, Inc.*               700          35,770
Automatic Data Processing, Inc.                   300          12,591
Computer Sciences Corporation*                  2,200          96,140
Convergys Corporation*                            500           7,110
Electronic Data Systems Corporation             2,100          40,425
First Data Corporation                          4,081         163,811
Sabre Holdings Corporation                      3,600          71,820
                                                           ----------
                                                              427,667
                                                           ----------

DEPARTMENT STORES - 0.7%
Federated Department Stores, Inc.               1,600         117,248
Nordstrom, Inc.                                   400          27,188
Sears Holding Corporation*                        800         119,896
                                                           ----------
                                                              264,332
                                                           ----------

DISTILLERS & VINTNERS - 0.3%
Brown-Forman Corporation (Cl.B)                 1,500          90,690
                                                           ----------

DIVERSIFIED BANKS - 4.3%
Bank of America Corporation                    14,664         668,825
Comerica, Inc.                                  1,800         104,040
U.S. Bancorp                                    3,600         105,120
Wachovia Corporation                            5,500         272,800
Wells Fargo & Company                           6,500         400,270
                                                           ----------
                                                            1,551,055
                                                           ----------

DIVERSIFIED CHEMICALS - 1.0%
Dow Chemical Company                            2,800         124,684
E.I. du Pont de Nemours & Company               1,800          77,418
Eastman Chemical Company                        1,500          82,725
Engelhard Corporation                           2,200          62,810
                                                           ----------
                                                              347,637
                                                           ----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES - 0.1%
Cendant Corporation                               800          17,896
                                                           ----------

DIVERSIFIED METALS & MINING - 0.2%
Freeport-McMoRan Copper & Gold, Inc.
   (Cl.B)                                         100           3,744
Phelps Dodge Corporation                          800          74,000
                                                           ----------
                                                               77,744
                                                           ----------

DRUG RETAIL - 0.2%
CVS Corporation                                   200           5,814
Walgreen Company                                1,800          82,782
                                                           ----------
                                                               88,596
                                                           ----------

EDUCATION SERVICES - 0.0%
Apollo Group, Inc.*                               200          15,644
                                                           ----------

ELECTRIC UTILITIES - 2.2%
Allegheny Energy, Inc.*                         1,900          47,918
CenterPoint Energy, Inc.                        6,700          88,507
Edison International                            3,000         121,650
Entergy Corporation                             1,700         128,435
Exelon Corporation                                800          41,064
PG&E Corporation                                3,100         116,374
Progress Energy, Inc.                           2,400         108,576
Progress Energy, Inc. -

   Contingent Value Obligation*(2)                700              84
Southern Company                                4,500         156,015
                                                           ----------
                                                              808,623
                                                           ----------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
Emerson Electric Company                        1,600         100,208
                                                           ----------

ELECTRONIC EQUIPMENT MANUFACTURERS - 0.1%
Symbol Technologies, Inc.                       2,800          27,636
Tektronix, Inc.                                   500          11,635
                                                           ----------
                                                               39,271
                                                           ----------

ELECTRONIC MANUFACTURING SERVICES - 0.0%
Molex, Inc.                                       400          10,416
                                                           ----------

ENVIRONMENTAL & FACILITIES SERVICES - 0.3%
Waste Management, Inc.                          4,200         119,028
                                                           ----------

FOOD DISTRIBUTORS - 0.0%
Sysco Corporation                                 200           7,238
                                                           ----------

FOOD RETAIL - 0.4%
Albertson's, Inc.                               4,200          86,856
Kroger Company*                                 1,600          30,448
Supervalu, Inc.                                   500          16,305
                                                           ----------
                                                              133,609
                                                           ----------

FOOTWEAR - 0.2%
Nike, Inc. (Cl.B)                               1,000          86,600
                                                           ----------

FOREST PRODUCTS - 0.2%
Louisiana-Pacific Corporation                   3,100          76,198
                                                           ----------

GAS UTILITIES - 0.3%
KeySpan Corporation                             2,300          93,610
Nicor, Inc.                                       400          16,468
                                                           ----------
                                                              110,078
                                                           ----------

GENERAL MERCHANDISE STORES - 0.6%
Dollar General Corporation                      2,200          44,792
Family Dollar Stores, Inc.                      3,400          88,740
Target Corporation                              1,600          87,056
                                                           ----------
                                                              220,588
                                                           ----------

HEALTH CARE DISTRIBUTORS - 0.0%
Cardinal Health, Inc.                             200          11,516
                                                           ----------

                                                         See accompanying notes.

                                                                        SERIES H
Schedule of Investments                                  (ENHANCED INDEX SERIES)
June 30, 2005                                                        (unaudited)

                                               NUMBER       MARKET
                                             OF SHARES       VALUE
COMMON STOCKS (CONTINUED)
HEALTH CARE EQUIPMENT - 1.9%
Baxter Internationa(l), Inc.                      100      $    3,710
Becton, Dickinson & Company                     2,200         115,434
Biomet, Inc.                                    2,600          90,064
Guidant Corporation                               100           6,730
Medtronic, Inc.                                 5,000         258,950
PerkinElmer, Inc.                               3,500          66,150
Thermo Electron Corporation*                    3,100          83,297
Waters Corporation*                             2,100          78,057
                                                           ----------
                                                              702,392
                                                           ----------

HEALTH CARE FACILITIES - 0.7%
HCA, Inc.                                       1,300          73,671
Manor Care, Inc.                                2,100          83,433
Tenet Healthcare Corporation*                   7,300          89,352
                                                           ----------
                                                              246,456
                                                           ----------

HEALTH CARE SERVICES - 0.8%
Caremark Rx, Inc.*                              1,600          71,232
Laboratory Corporation of America
   Holdings*                                    1,900          94,810
Medco Health Soulutions, Inc.*                  2,300         122,728
                                                           ----------
                                                              288,770
                                                           ----------

HOME FURNISHINGS - 0.2%
Leggett & Platt, Inc.                           3,300          87,714
                                                           ----------

HOME IMPROVEMENT RETAIL - 1.2%
Home Depot, Inc.                                8,900         346,210
Lowe's Companies, Inc.                          1,300          75,686
                                                           ----------
                                                              421,896
                                                           ----------

HOMEBUILDING - 0.3%
KB Home                                         1,300          99,099
                                                           ----------

HOTELS, RESORTS & CRUISE LINES - 0.5%
Carnival Corporation                              400          21,820
Hilton Hotels Corporation                       3,400          81,090
Marriott International, Inc.                      500          34,110
Starwood Hotels & Resorts Worldwide, Inc.         700          40,999
                                                           ----------
                                                              178,019
                                                           ----------

HOUSEHOLD APPLIANCES - 0.2%
Stanley Works                                   1,900          86,526
                                                           ----------

HOUSEHOLD PRODUCTS - 1.8%
Clorox Company                                  1,606          89,486
Colgate-Palmolive Company                         300          14,973
Kimberly-Clark Corporation                      2,700         168,993
Procter & Gamble Company                        6,800         358,700
                                                           ----------
                                                              632,152
                                                           ----------

HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.2%
Robert Half International, Inc.                 3,000          74,910
                                                           ----------

HYPERMARKETS & SUPERCENTERS - 2.0%
Costco Wholesale Corporation                    3,100         138,942
Wal-Mart Stores, Inc.                          12,400         597,680
                                                           ----------
                                                              736,622
                                                           ----------

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS - 0.8%
AES Corporation*                                1,100          18,018
Duke Energy Corporation                         3,700         110,001
Dynegy, Inc.*                                   1,000           4,860
TXU Corporation                                 1,700         141,253
                                                           ----------
                                                              274,132
                                                           ----------

INDUSTRIAL CONGLOMERATES - 4.6%
3M Company                                      3,000         216,900
General Electric Company                       32,500       1,126,125
Textron, Inc.                                     700          53,095
Tyco International, Ltd.                        8,900         259,880
                                                           ----------
                                                            1,656,000
                                                           ----------

INDUSTRIAL MACHINERY - 0.4%
Danaher Corporation                               500          26,170
Illinois Tool Works, Inc.                         100           7,968
Ingersoll-Rand Company, Ltd.                    1,500         107,025
                                                           ----------
                                                              141,163
                                                           ----------

INSURANCE BROKERS - 0.2%
Marsh & McLennan Companies, Inc.                3,000          83,100
                                                           ----------

INTEGRATED OIL & GAS - 5.7%
Amerada Hess Corporation                        1,000         106,510
Chevron Corporation                             8,100         452,952
ConocoPhillips                                  3,300         189,717
Exxon Mobil Corporation(1)                     22,000       1,264,340
Occidental Petroleum Corporation                  400          30,772
                                                           ----------
                                                            2,044,291
                                                           ----------

INTEGRATED TELECOMMUNICATION SERVICES - 2.9%
AT&T Corporation                                2,700          51,408
BellSouth Corporation                           3,300          87,681
CenturyTel, Inc.                                2,500          86,575
Citizens Communications Company                 4,600          61,824
Qwest Communications International, Inc.*       5,400          20,034
SBC Communications, Inc.                       13,800         327,750
Sprint Corporation                              1,950          48,926
Verizon Communications, Inc.                   11,000         380,050
                                                           ----------
                                                            1,064,248
                                                           ----------

INTERNET RETAIL - 0.2%
eBay, Inc.*                                     2,500          82,525
                                                           ----------

INTERNET SOFTWARE & SERVICES - 0.3%
Yahoo!, Inc.*                                   2,900         100,485
                                                           ----------

INVESTMENT BANKING & BROKERAGE - 2.0%
Bear Sterns Companies, Inc.                       900          93,546
E*Trade Financial Corporation*                    800          11,192
Goldman Sachs Group, Inc.                       1,600         163,232
Lehman Brothers Holdings, Inc.                    800          79,424
Merrill Lynch & Company, Inc.                   1,800          99,018
Morgan Stanley                                  5,000         262,350
                                                           ----------
                                                              708,762
                                                           ----------

                                                         See accompanying notes.

                                                                        SERIES H
Schedule of Investments                                  (ENHANCED INDEX SERIES)
June 30, 2005                                                        (unaudited)

                                               NUMBER       MARKET
                                             OF SHARES       VALUE
COMMON STOCKS (CONTINUED)
LEISURE PRODUCTS - 0.2%
Brunswick Corporation                           1,900      $   82,308
Mattel, Inc.                                      100           1,830
                                                           ----------
                                                               84,138
                                                           ----------

LIFE & HEALTH INSURANCE - 1.3%
AFLAC, Inc.                                       800          34,624
Jefferson-Pilot Corporation                     1,200          60,504
Lincoln National Corporation                      300          14,076
MetLife, Inc.                                   3,100         139,314
Prudential Financial, Inc.                      2,300         151,018
Torchmark Corporation                           1,000          52,200
                                                           ----------
                                                              451,736
                                                           ----------

MANAGED HEALTH CARE - 1.4%
Aetna, Inc.                                       900          74,538
Cigna Corporation                               1,100         117,733
Humana, Inc.*                                   2,400          95,376
UnitedHealth Group, Inc.                        2,800         145,992
WellPoint, Inc.*                                1,000          69,640
                                                           ----------
                                                              503,279
                                                           ----------

METAL & GLASS CONTAINERS - 0.2%
Ball Corporation                                2,300          82,708
                                                           ----------

MOTORCYCLE MANUFACTURERS - 0.3%
Harley-Davidson, Inc.                           2,400         119,040
                                                           ----------

MOVIES & ENTERTAINMENT - 2.0%
News Corporation                                5,100          82,518
Time Warner, Inc.*                             13,600         227,256
Viacom, Inc. (Cl.B)                             7,400         236,948
Walt Disney Company                             7,600         191,368
                                                           ----------
                                                              738,090
                                                           ----------

MULTI-LINE INSURANCE - 1.6%
American International Group, Inc.              9,100         528,710
Hartford Financial Services Group, Inc.           500          37,390
Loews Corporation                                 100           7,750
                                                           ----------
                                                              573,850
                                                           ----------

MULTI-UTILITIES - 0.3%
Dominion Resources, Inc.                        1,300          95,407
Sempra Energy                                     500          20,655
                                                           ----------
                                                              116,062
                                                           ----------

OFFICE ELECTRONICS - 0.2%
Xerox Corporation*                              6,100          84,119
                                                           ----------
OIL & GAS DRILLING - 0.4%
Nabors Industries, Ltd.*                        1,200          72,744
Rowan Companies, Inc.*                          2,100          62,391
Transocean, Inc.*                                 300          16,191
                                                           ----------
                                                              151,326
                                                           ----------

OIL & GAS EQUIPMENT & SERVICES - 1.0%
BJ Services Company                             1,900          99,712
Baker Hughes, Inc.                              2,600         133,016
Halliburton Company                               100           4,782
Schlumberger, Ltd.                              1,800         136,692
                                                           ----------
                                                              374,202
                                                           ----------

OIL & GAS EXPLORATION & PRODUCTION - 1.4%
Anadarko Petroleum Corporation                  1,700         139,655
Apache Corporation                                100           6,460
Burlington Resources, Inc.                      2,600         143,624
Devon Energy Corporation                        3,000         152,040
XTO Energy, Inc.                                1,500          50,985
                                                           ----------
                                                              492,764
                                                           ----------

OIL & GAS REFINING & MARKETING - 0.2%
Valero Energy Corporation                         800          63,288
                                                           ----------

OIL & GAS STORAGE & TRANSPORTATION - 0.3%
Williams Companies, Inc.                        5,700         108,300
                                                           ----------

OTHER DIVERSIFIED FINANCIAL SERVICES -
3.5%
Citigroup, Inc.                                16,000         739,680
JP Morgan Chase & Company                      11,041         389,968
Principal Financial Group, Inc.                 2,800         117,320
                                                           ----------
                                                            1,246,968
                                                           ----------

PACKAGED FOODS & MEATS - 1.0%
ConAgra Foods, Inc.                             4,300          99,588
General Mills, Inc.                             2,600         121,654
McCormick & Company, Inc.                         400          13,072
Sara Lee Corporation                            5,800         114,898
                                                           ----------
                                                              349,212
                                                           ----------

PAPER PRODUCTS - 0.3%
Georgia-Pacific Corporation                     1,400          44,520
International Paper Company                     1,500          45,315
MeadWestvaco Corporation                        1,100          30,844
                                                           ----------
                                                              120,679
                                                           ----------

PERSONAL PRODUCTS - 0.5%
Avon Products, Inc.                               600          22,710
Gillette Company                                3,200         162,016
                                                           ----------
                                                              184,726
                                                           ----------

PHARMACEUTICALS - 7.1%
Abbott Laboratories                             6,500         318,565
Bristol-Myers Squibb Company                    3,500          87,430
Eli Lilly & Company                             3,900         217,269
Forest Laboratories, Inc.*                      1,700          66,045
Hospira, Inc.*                                  2,500          97,500
Johnson & Johnson                              10,800         702,000
King Pharmaceuticals, Inc.                      2,100          21,882
Merck & Company, Inc.                           7,100         218,680
Pfizer, Inc.                                   23,300         642,614
Schering-Plough Corporation                     4,200          80,052
Wyeth                                           2,900         129,050
                                                           ----------
                                                            2,581,087
                                                           ----------

                                                         See accompanying notes.

                                                                        SERIES H
Schedule of Investments                                  (ENHANCED INDEX SERIES)
June 30, 2005                                                        (unaudited)

                                                                 NUMBER      MARKET
                                                                OF SHARES     VALUE
                                                                ---------   ----------
COMMON STOCKS (CONTINUED)

PHOTOGRAPHIC PRODUCTS - 0.1%
Eastman Kodak Company                                               1,700   $   45,645
                                                                            ----------

PROPERTY & CASUALTY INSURANCE - 1.2%
Ace, Ltd.                                                             500       22,425
Allstate Corporation                                                1,600       95,600
Ambac Financial Group, Inc.                                           900       62,784
Chubb Corporation                                                     200       17,122
Cincinnati Financial Corporation                                    1,459       57,718
MBIA, Inc.                                                          1,100       65,241
Progressive Corporation                                               300       29,643
St. Paul Travelers Companies, Inc.                                  1,288       50,915
XL Capital, Ltd.                                                      200       14,884
                                                                            ----------
                                                                               416,332
                                                                            ----------

PUBLISHING - 0.6%
Gannett Company, Inc.                                               1,000       71,130
Knight-Ridder, Inc.                                                 1,000       61,340
Tribune Company                                                     2,400       84,432
                                                                            ----------
                                                                               216,902
                                                                            ----------

RAILROADS - 0.6%
Burlington Northern Santa Fe Corporation                            2,600      122,408
CSX Corporation                                                       100        4,266
Norfolk Southern Corporation                                        3,400      105,264
                                                                            ----------
                                                                               231,938
                                                                            ----------

REAL ESTATE INVESTMENT TRUSTS - 0.5%
Apartment Investment & Management Company                             100        4,092
Equity Office Properties Trust                                      1,100       36,410
Equity Residential                                                    800       29,456
Plum Creek Timber Company, Inc.                                     2,600       94,380
                                                                            ----------
                                                                               164,338
                                                                            ----------

REGIONAL BANKS - 1.5%
BB&T Corporation                                                      100        3,997
Compass Bancshares, Inc.                                            1,900       85,500
First Horizon National Corporation                                  2,000       84,400
KeyCorp                                                             3,500      116,025
National City Corporation                                           3,900      133,068
North Fork Bancorporation, Inc.                                     3,900      109,551
SunTrust Banks, Inc.                                                  100        7,224
                                                                            ----------
                                                                               539,765
                                                                            ----------

RESTAURANTS - 0.7%
Darden Restaurants, Inc.                                            1,600       52,768
McDonald's Corporation                                              6,600      183,150
                                                                            ----------
                                                                               235,918
                                                                            ----------

SEMICONDUCTOR EQUIPMENT - 0.3%
Applied Materials, Inc.                                             1,000       16,180
KLA-Tencor Corporation                                              2,000       87,400
                                                                            ----------
                                                                               103,580
                                                                            ----------

SEMICONDUCTORS - 2.7%
Advanced Micro Devices, Inc.*                                       1,800       31,212
Applied Micro Circuits Corporation*                                   900        2,304
Freescale Semiconductor, Inc. (Cl.B)*                               4,572       96,835
Intel Corporation                                                  22,800      594,168
LSI Logic Corporation*                                              1,800       15,282
Micron Technology, Inc.*                                            5,400       55,134
Texas Instruments, Inc.                                             7,000      196,490
                                                                            ----------
                                                                               991,425
                                                                            ----------

SOFT DRINKS - 1.8%
Coca-Cola Company                                                   8,700      363,225
Pepsi Bottling Group, Inc.                                          2,600       74,386
PepsiCo, Inc.                                                       4,200      226,506
                                                                            ----------
                                                                               664,117
                                                                            ----------

SPECIALIZED CONSUMER SERVICES - 0.0%
H&R Block, Inc.                                                       100        5,835
                                                                            ----------

SPECIALIZED FINANCE - 0.2%
CIT Group, Inc.                                                     1,400       60,158
                                                                            ----------

SPECIALTY CHEMICALS - 0.5%
International Flavors & Fragrances, Inc.                              400       14,488
Rohm & Haas Company                                                 2,100       97,314
Sigma-Aldrich Corporation                                           1,400       78,456
                                                                            ----------
                                                                               190,258
                                                                            ----------

STEEL - 0.4%
Nucor Corporation                                                   2,000       91,240
United States Steel Corporation                                     1,100       37,807
                                                                            ----------
                                                                               129,047
                                                                            ----------

SYSTEMS SOFTWARE - 3.3%
Microsoft Corporation                                              34,600      859,464
Oracle Corporation*                                                18,900      249,480
Veritas Software Corporation*                                       3,600       87,840
                                                                            ----------
                                                                             1,196,784
                                                                            ----------

THRIFTS & MORTGAGE FINANCE - 1.6%
Countrywide Financial Corporation                                   2,200       84,942
Fannie Mae                                                          2,400      140,160
Freddie Mac                                                         1,200       78,276
MGIC Investment Corporation                                         1,400       91,308
Sovereign Bancorp, Inc.                                               100        2,234
Washington Mutual, Inc.                                             4,600      187,174
                                                                            ----------
                                                                               584,094
                                                                            ----------

TIRES & RUBBER - 0.2%
Goodyear Tire & Rubber Company*                                     5,400       80,460
                                                                            ----------

TOBACCO - 1.4%
Altria Group, Inc.                                                  6,200      400,892
Reynolds American, Inc.                                               400       31,520
UST, Inc.                                                           1,400       63,924
                                                                            ----------
                                                                               496,336
                                                                            ----------

TRADING COMPANIES & DISTRIBUTORS - 0.2%
W.W. Grainger, Inc.                                                 1,200       65,748
                                                                            ----------

                                                         See accompanying notes.

                                                                        SERIES H
Schedule of Investments                                  (ENHANCED INDEX SERIES)
June 30, 2005                                                        (unaudited)

                                                                     PRINCIPAL
                                                                     AMOUNT OR
                                                                       NUMBER      MARKET
                                                                     OF SHARES      VALUE
                                                                    -----------   -----------
COMMON STOCKS (CONTINUED)

WIRELESS TELECOMMUNICATION SERVICE - 0.2%
Nextel Communications, Inc.*                                              2,000   $    64,620
                                                                                  -----------
TOTAL COMMON STOCKS - 98.7%
  (cost $34,524,349)                                                               35,702,254
                                                                                  -----------

U.S. GOVERNMENT SECURITIES - 0.3%
U.S. Treasury Bill, 2.869%, 07-14-05(1)                             $    90,000        89,908
                                                                                  -----------
TOTAL U.S. GOVERNMENT SECURITIES
  (cost $89,909)                                                                       89,908
                                                                                  -----------
TOTAL INVESTMENTS - 99.0%
  (cost $34,614,258)                                                               35,792,162
CASH & OTHER ASSETS, LESS LIABILITIES - 1.0%                                          372,087
                                                                                  -----------
TOTAL NET ASSETS - 100.0%                                                         $36,164,249
                                                                                  ===========

For federal income tax purposes the identified cost of investments owned at June 30, 2005 was $36,319,834.

*     Non-income producing security

(1)   Security is segregated as collateral for open futures contracts.

(2) Security is restricted. The total market value of restricted securities is $84 (cost $336), or 0.0% of total net assets. The acquisition dates range from November 8, 1999 to November 2, 2000.

                                                         See accompanying notes.

                                                                        SERIES H
                                                         (ENHANCED INDEX SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2005

ASSETS:
Investments, at value(1) .......................................    $ 35,792,162
Cash ...........................................................         359,707
Receivables:
  Fund shares sold .............................................          20,335
  Securities sold ..............................................          54,921
  Dividends ....................................................          43,296
Prepaid expenses ...............................................             510
                                                                    ------------
Total assets ...................................................      36,270,931
                                                                    ------------

LIABILITIES:
Payable for:
  Securities purchased .........................................          54,375
  Fund shares redeemed .........................................          19,018
  Variation margin .............................................           2,590
  Management fees ..............................................          15,284
  Custodian fees ...............................................           1,374
  Transfer agent and administration fees .......................           5,735
  Professional fees ............................................           6,028
  Other ........................................................           2,278
                                                                    ------------
Total liabilities ..............................................         106,682
                                                                    ------------
NET ASSETS .....................................................    $ 36,164,249
                                                                    ============

NET ASSETS CONSIST OF:
Paid in capital ................................................    $ 45,867,115
Accumulated undistributed net
  investment income ............................................         680,222
Accumulated net realized loss
  on sale of investments and futures ...........................     (11,558,099)
Net unrealized appreciation in value of
  investments and futures ......................................       1,175,011
                                                                    ------------
Net assets .....................................................    $ 36,164,249
                                                                    ============

Capital shares authorized ......................................      indefinite
Capital shares outstanding .....................................       4,005,176
Net asset value redemption price
  per share (net assets divided by shares outstanding) .........    $       9.03
                                                                    ============

(1) Investments, at cost .......................................    $ 34,614,258

Statement of Operations
For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
  Dividends ....................................................     $   341,253
  Interest .....................................................           4,645
                                                                     -----------
  Total investment income ......................................         345,898
                                                                     -----------

EXPENSES:
  Management fees ..............................................         139,993
  Custodian fees ...............................................          13,705
  Transfer agent/maintenance fees ..............................          12,575
  Administration fees ..........................................          18,537
  Directors' fees ..............................................           1,497
  Professional fees ............................................           5,127
  Reports to shareholders ......................................           1,012
  Other expenses ...............................................             697
                                                                     -----------
  Total expenses ...............................................         193,143
  Less: Expenses waived ........................................         (46,664)
                                                                     -----------
  Net expenses .................................................         146,479
                                                                     -----------
  Net investment income ........................................         199,419
                                                                     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
  Investments ..................................................         948,778
  Futures ......................................................         (10,888)
                                                                     -----------
  Net realized gain ............................................         937,890
                                                                     -----------

Net unrealized depreciation during the period on:
  Investments ..................................................      (1,501,476)
  Futures ......................................................          (5,550)
                                                                     -----------
  Net unrealized depreciation ..................................      (1,507,026)
                                                                     -----------

  Net loss .....................................................        (569,136)
                                                                     -----------
  Net decrease in net assets resulting from operations .........     $  (369,717)
                                                                     ===========

                                                         See accompanying notes.

                                                                        SERIES H
Statement of Changes in Net Assets                       (ENHANCED INDEX SERIES)

                                                                        SIX MONTHS ENDED
                                                                          JUNE 30, 2005           YEAR ENDED
                                                                           (UNAUDITED)        DECEMBER 31, 2004
                                                                        ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income ...............................................    $    199,419          $    481,542
  Net realized gain during the period on investments and futures ......         937,890               953,048
  Net unrealized appreciation (depreciation) during the period on
    investments and futures ...........................................      (1,507,026)            1,941,373
                                                                           ------------          ------------
  Net increase (decrease) in net assets resulting from operations .....        (369,717)            3,375,963
                                                                           ------------          ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ...............................................              --               (34,570)
                                                                           ------------          ------------
  Total distributions to shareholders .................................              --               (34,570)
                                                                           ------------          ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares ........................................       5,386,632            19,627,256
  Distributions reinvested ............................................              --                34,570
  Cost of shares redeemed .............................................      (7,674,698)          (17,552,514)
                                                                           ------------          ------------
  Net increase (decrease) from capital share transactions .............      (2,288,066)            2,109,312
                                                                           ------------          ------------
  Net increase (decrease) in net assets ...............................      (2,657,783)            5,450,705
                                                                           ------------          ------------

NET ASSETS:
  Beginning of period .................................................      38,822,032            33,371,327
                                                                           ------------          ------------
  End of period .......................................................    $ 36,164,249          $ 38,822,032
                                                                           ============          ============

  Accumulated undistributed net investment income at end of period ....    $    680,222          $    480,803
                                                                           ============          ============

CAPITAL SHARE ACTIVITY:
  Shares sold .........................................................         602,211             2,314,752
  Shares reinvested ...................................................              --                 4,125
  Shares redeemed .....................................................        (852,595)           (2,079,833)
                                                                           ------------          ------------
  Total capital share activity ........................................        (250,384)              239,044
                                                                           ============          ============

                                                         See accompanying notes.

                                                                        SERIES H
Financial Highlights                                     (ENHANCED INDEX SERIES)

Selected data for each share of capital stock outstanding throughout each period

                                                          SIX MONTHS                                                    YEAR ENDED,
                                                        ENDED JUNE 30,                                                  DECEMBER 31,
                                                           2005(e)        2004      2003(d)      2002         2001          2000
                                                        --------------  --------   ---------   ---------    ---------   ------------
PER SHARE DATA

Net asset value, beginning of period                      $   9.12      $   8.31   $    6.55   $    8.62    $    9.95    $   11.15
                                                          --------      --------   ---------   ---------    ---------    ---------
Income (loss) from investment operations:
Net investment income (loss)                                  0.06          0.11        0.07        0.05         0.05         0.05
Net gain (loss) on securities (realized and unrealized)      (0.15)         0.71        1.75       (2.02)       (1.34)       (1.18)
                                                          --------      --------   ---------   ---------    ---------    ---------
Total from investment operations                             (0.09)         0.82        1.82       (1.97)       (1.29)       (1.13)
                                                          --------      --------   ---------   ---------    ---------    ---------
Less distributions:
Dividends from net investment income                            --         (0.01)      (0.06)      (0.10)       (0.04)          --
Distributions from realized gains                               --            --          --          --           --           --
Distributions in excess of capital gains                        --            --          --          --           --        (0.07)
                                                          --------      --------   ---------   ---------    ---------    ---------
Total distributions                                             --         (0.01)      (0.06)      (0.10)       (0.04)       (0.07)
                                                          --------      --------   ---------   ---------    ---------    ---------
Net asset value, end of period                            $   9.03      $   9.12   $    8.31   $    6.55    $    8.62    $    9.95
                                                          ========      ========   =========   =========    =========    =========

TOTAL RETURN (a)                                             (0.99%)        9.85%      27.78%     (22.98%)     (12.99%)     (10.20%)
                                                          --------      --------   ---------   ---------    ---------    ---------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                  $ 36,164      $ 38,822   $  33,371   $  25,052    $  42,112    $  45,820
                                                          --------      --------   ---------   ---------    ---------    ---------
Ratios to average net assets:
Net investment income (loss)                                  1.07%         1.32%       0.94%       0.56%        0.57%        0.55%
Total expenses                                                0.79%         0.74%       0.77%       0.99%        0.91%        0.96%
Gross expenses(b)                                             1.04%         0.99%       0.96%       0.99%        0.91%        0.96%
Net expenses(c)                                               0.79%         0.74%       0.77%       0.99%        0.91%        0.96%
                                                          --------      --------   ---------   ---------    ---------    ---------
Portfolio turnover rate                                        108%           98%         44%         74%          29%          58%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(d) Northern Trust became the sub-adviser of Series H effective May 1, 2003. Prior to May 1, 2003, Security Management Company, LLC (SMC) paid Deutsche Asset Management for sub-advisory services.

(e) Unaudited figures for the six months ended June 30, 2005. Percentage amounts for the period, except total return, have been annualized.

                                                         See accompanying notes.

                                    SERIES J

                              MID CAP GROWTH SERIES

                              [SECURITY FUNDS LOGO]

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                                        SERIES J
Performance Summary                                      (MID CAP GROWTH SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

SERIES J VS. S&P MIDCAP 400/ BARRA GROWTH INDEX AND RUSSELL 2500 GROWTH INDEX

                              [PERFORMANCE GRAPH]

INCEPTION             SBL FUND       S&P MIDCAP 400/BARRA           RUSSELL 2500
  DATE             SERIES J VALUE    GROWTH INDEX  VALUE         GROWTH INDEX VALUE
--------           --------------    --------------------        ------------------
06/30/95              10,000.00           10,000.00                  10,000.00
09/30/95              11,210.88           11,053.48                  11,110.32
12/31/95              10,925.17           10,822.99                  11,304.88
03/31/96              11,741.50           11,611.14                  12,095.78
06/30/96              12,653.06           11,936.36                  12,715.12
09/30/96              12,967.10           12,414.83                  12,890.18
12/31/96              12,896.43           12,815.61                  13,011.10
03/31/97              11,878.85           12,473.20                  11,970.09
06/30/97              13,666.69           14,731.19                  13,916.73
09/30/97              15,759.25           17,379.32                  16,231.98
12/31/97              15,469.16           16,693.18                  14,932.30
03/31/98              17,216.91           18,731.25                  16,594.74
06/30/98              16,836.11           18,688.77                  15,785.07
09/30/98              14,063.46           15,853.27                  12,280.02
12/31/98              18,246.03           22,510.37                  15,393.11
03/31/99              18,169.24           21,242.79                  15,231.71
06/30/99              21,103.16           24,094.89                  17,791.40
09/30/99              21,285.33           22,419.45                  17,174.78
12/31/99              29,532.68           28,672.87                  23,936.39
03/31/00              34,910.28           34,108.29                  27,559.90
06/30/00              33,382.22           32,956.64                  25,657.51
09/30/00              37,244.23           36,702.38                  24,902.86
12/31/00              34,481.12           31,297.88                  20,085.65
03/31/01              28,300.35           25,617.04                  16,086.72
06/30/01              31,694.93           29,599.31                  19,507.06
09/30/01              22,545.37           23,633.39                  14,226.28
12/31/01              29,346.70           28,802.67                  17,909.81
03/31/02              29,861.96           29,796.94                  17,381.99
06/30/02              24,407.90           25,919.59                  14,491.40
09/30/02              18,438.08           22,146.56                  11,729.74
12/31/02              20,694.49           23,281.94                  12,700.94
03/31/03              20,165.85           22,579.80                  12,294.75
06/30/03              25,968.04           26,196.04                  15,088.29
09/30/03              28,611.26           27,770.35                  16,591.21
12/31/03              32,350.45           30,494.01                  18,582.31
03/31/04              34,271.62           31,881.95                  19,605.59
06/30/04              34,168.47           32,122.53                  19,632.44
09/30/04              30,351.92           31,024.56                  18,531.20
12/31/04              35,625.47           34,759.19                  21,294.37
03/31/05              32,891.99           34,732.00                  20,373.22
06/30/05              34,581.08           36,002.29                  21,099.35

                              $10,000 OVER 10 YEARS

The chart above assumes a hypothetical $10,000 investment in Series J (Mid Cap Growth Series) on June 30, 1995 and reflects the fees and expenses of Series J. Series J (Mid Cap Growth Series) changed its benchmark index to the Russell 2500 Growth Index. The Investment Adviser has determined that the Russell 2500 Growth Index is a more appropriate index than the S&P MidCap 400/Barra Growth Index, which is created by Standard & Poor's and Barra by dividing the S&P MidCap 400 Index equally between growth and value based upon a price to book value calculation because the Russell 2500 Growth Index more closely reflects the types of securities in which the Series invests and thus provides shareholders with a more appropriate benchmark against which to compare the Series' performance.

AVERAGE ANNUAL RETURNS

YEARS ENDED 06-30-05(1)           1 YEAR      5 YEARS        10 YEARS
-----------------------           ------      -------        --------
Series J                           1.21%       0.71%          13.21%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

      The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                                   11.30%
Energy                                                   11.98
Financials                                                3.28
Health Care                                              11.77
Industrials                                              16.28
Information Technology                                   30.17
Materials                                                 3.97
Utilities                                                 7.33
Exchange Traded Funds                                     0.71
Warrants                                                  0.17
Commercial Paper                                          3.87
Repurchase Agreement                                      0.04
Liabilities, less cash & other assets                    (0.87)

                                                         See accompanying notes.

                                                                        SERIES J
Performance Summary                                      (MID CAP GROWTH SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 - June 30, 2005

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

FUND EXPENSES

                                         BEGINNING                  ENDING               EXPENSES PAID
                                       ACCOUNT VALUE            ACCOUNT VALUE               DURING
                                         01-01-05                 06-30-05(1)               PERIOD(2)
                                       -------------            -------------            -------------
Series J (Mid Cap Growth Series)
  Actual                               $  1,000.00              $     970.70             $     4.35
  Hypothetical                            1,000.00                  1,020.33                   4.46

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2005 to June 30, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2005 to June 30, 2005 was (2.93%).

(2) Expenses are equal to the Series annualized expense ratio 0.89% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES J
Schedule of Investments                                  (MID CAP GROWTH SERIES)
June 30, 2005                                                        (unaudited)

                                                                NUMBER       MARKET
                                                              OF SHARES      VALUE
                                                              ----------   -----------
COMMON STOCKS - 96.8%

APPLICATION SOFTWARE - 2.3%
InteliData Technologies Corporation*                             911,450   $   309,893
Tibco Software, Inc.*                                            588,400     3,848,136
Tyler Technologies, Inc.*                                        640,000     4,838,400
                                                                           -----------
                                                                             8,996,429
                                                                           -----------

ASSET MANAGEMENT & CUSTODY BANKS - 2.3%
Northern Trust Corporation                                       200,000     9,118,000
                                                                           -----------

BIOTECHNOLOGY - 4.6%
Cell Genesys, Inc.*                                              111,400       595,990
Charles River Laboratories
  International, Inc.*                                            71,000     3,425,750
Human Genome Sciences, Inc.*                                     310,900     3,600,222
Incyte Corporation*                                              224,000     1,601,600
Kosan Biosciences, Inc.*                                         275,900     1,456,752
Novavax, Inc.*                                                   305,300       402,996
SciClone Pharmaceuticals, Inc.*                                  814,479     3,657,011
Vasogen, Inc.*                                                   556,615     2,732,980
Vical, Inc.*                                                      84,900       414,312
                                                                           -----------
                                                                            17,887,613
                                                                           -----------

CASINOS & GAMING - 2.0%
GTECH Holdings Corporation                                       264,000     7,719,360
                                                                           -----------

COMMUNICATIONS EQUIPMENT - 7.4%
ADC Telecommunications, Inc.*                                    328,571     7,152,991
Adtran, Inc.                                                     273,500     6,780,065
Avici Systems, Inc.*                                             250,800     1,116,060
Extreme Networks, Inc.*                                          550,000     2,255,000
Finisar Corporation*                                           2,924,100     3,070,305
Harris Corporation(1)                                            180,000     5,617,800
Symmetricom, Inc.*                                               283,300     2,937,821
                                                                           -----------
                                                                            28,930,042
                                                                           -----------

COMPUTER STORAGE & PERIPHERALS - 1.6%
Adaptec, Inc.*                                                   506,900     1,966,772
Mobility Electronics, Inc.*                                      246,500     2,255,475
M-Systems Flash Disk Pioneers, Ltd.*                             100,000     1,917,000
                                                                           -----------
                                                                             6,139,247
                                                                           -----------

CONSTRUCTION & ENGINEERING - 3.1%
Shaw Group, Inc.*                                                571,300    12,288,663
                                                                           -----------

CONSTRUCTION MATERIALS - 1.8%
Headwaters, Inc.*                                                200,000     6,876,000
                                                                           -----------

DATA PROCESSING & OUTSOURCED SERVICES - 3.2%
Computer Sciences Corporation*                                   167,900     7,337,230
Hewitt Associates, Inc.*                                          76,000     2,014,760
Per-Se Technologies, Inc.*                                       148,450     3,120,419
                                                                           -----------
                                                                            12,472,409
                                                                           -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 2.2%
ChoicePoint, Inc.*                                                98,000     3,924,900
Equifax, Inc.                                                     76,600     2,735,386
Navigant Consulting, Inc.*                                       120,000     2,119,200
                                                                           -----------
                                                                             8,779,486
                                                                           -----------

ELECTRIC UTILITIES - 7.3%
KFx, Inc.*                                                     2,016,000    28,808,640
                                                                           -----------

ELECTRICAL COMPONENTS & EQUIPMENT - 8.3%
Electric City Corporation*, (4)                                2,214,000     2,036,880
Millennium Cell, Inc.*                                           262,700       438,709
Plug Power, Inc.*                                                936,000     6,411,600
Power-One, Inc.*                                               2,340,000    14,765,400
Roper Industries, Inc.                                            88,000     6,280,560
UQM Technologies, Inc. PIPES*(2, 3, 4, 5)                        887,372     2,688,737
                                                                           -----------
                                                                            32,621,886
                                                                           -----------

ELECTRONIC EQUIPMENT MANUFACTURERS - 3.0%
Aeroflex, Inc.*                                                  418,000     3,511,200
Identix, Inc.*                                                   119,000       598,570
Maxwell Technologies, Inc.*, (4)                                 629,100     7,668,729
                                                                           -----------
                                                                            11,778,499
                                                                           -----------

EXCHANGE TRADED FUNDS -0.7%
iShares S&P MidCap 400/Barra
  Growth Index Fund                                               40,000     2,779,200
                                                                           -----------

GENERAL MERCHANDISE STORES - 2.4%
Fred's, Inc.                                                     566,000     9,384,280
                                                                           -----------

HEALTH CARE EQUIPMENT - 0.0%
Bioject Medical Technologies, Inc.*                              104,800       120,520
                                                                           -----------

HEALTH CARE FACILITIES - 3.0%
LifePoint Hospitals, Inc.*                                        27,100     1,369,092
U.S. Physical Therapy, Inc.*                                     225,300     4,321,254
United Surgical Partners
  International, Inc.*                                           120,000     6,249,600
                                                                           -----------
                                                                            11,939,946
                                                                           -----------

HEALTH CARE SERVICES - 1.6%
NDCHealth Corporation                                            120,000     2,156,400
Providence Service Corporation*                                  165,500     4,109,365
                                                                           -----------
                                                                             6,265,765
                                                                           -----------

HEALTH CARE SUPPLIES - 0.9%
Orthovita, Inc.*                                                 875,000     3,438,750
                                                                           -----------

HOME FURNISHINGS - 0.4%
Kirkland's, Inc.*                                                165,765     1,548,245
                                                                           -----------

INDUSTRIAL MACHINERY - 0.3%
Tennant Company                                                   35,500     1,257,055
                                                                           -----------

IT CONSULTING & OTHER SERVICES - 5.1%
Acxiom Corporation(1)                                            678,100    14,158,728
Keane, Inc.*(1)                                                  430,400     5,896,480
                                                                           -----------
                                                                            20,055,208
                                                                           -----------

METAL & GLASS CONTAINERS - 2.2%
Pactiv Corporation*                                              405,000     8,739,900
                                                                           -----------

MOVIES & ENTERTAINMENT - 1.3%
Lions Gate Entertainment Corporation*                            498,200     5,111,532
                                                                           -----------

                                                         See accompanying notes.

                                                                        SERIES J
Schedule of Investments                                  (MID CAP GROWTH SERIES)
June 30, 2005                                                        (unaudited)

                                                     NUMBER       MARKET
                                                    OF SHARES     VALUE
                                                   ----------  ------------
COMMON STOCKS (CONTINUED)

OIL & GAS DRILLING - 1.7%
Ensco International, Inc.                             192,000  $  6,864,000
                                                               ------------

OIL & GAS EQUIPMENT & SERVICES - 1.8%
BJ Services Company                                    82,000     4,303,360
Superior Energy Services, Inc.*                       160,000     2,848,000
                                                               ------------
                                                                  7,151,360
                                                               ------------

OIL & GAS EXPLORATION & PRODUCTION - 5.8%
EOG Resources, Inc.                                   130,000     7,384,000
Pioneer Natural Resources Company                     135,000     5,680,800
Rentech, Inc.*, (4)                                 3,560,000     4,414,400
Syntroleum Corporation*                               523,750     5,373,675
                                                               ------------
                                                                 22,852,875
                                                               ------------

OIL & GAS REFINING & MARKETING - 1.3%
Western Gas Resources, Inc.                           144,800     5,053,520
                                                               ------------

OIL & GAS STORAGE & TRANSPORTATION - 1.3%
Williams Companies, Inc.                              270,000     5,130,000
                                                               ------------

PHARMACEUTICALS - 1.7%
Hollis-Eden Pharmaceuticals, Inc.*                    522,346     3,865,360
Ligand Pharmaceuticals, Inc. (Cl.B)*                  389,700     2,708,415
                                                               ------------
                                                                  6,573,775
                                                               ------------

PUBLISHING - 2.0%
E.W. Scripps Company                                  160,000     7,808,000
                                                               ------------

REGIONAL BANKS - 1.0%
Boston Private Financial Holdings, Inc.               150,000     3,780,000
                                                               ------------

RESTAURANTS - 0.8%
Rare Hospitality International, Inc.*                 100,500     3,062,235
                                                               ------------

SEMICONDUCTOR EQUIPMENT - 0.7%
Mindspeed Technologies, Inc.*                       2,200,000     2,684,000
                                                               ------------

SEMICONDUCTORS - 5.5%
Applied Micro Circuits Corporation*                 1,300,000     3,328,000
hi/fn, Inc.*                                          337,200     2,026,572
IXYS Corporation*                                     841,900    11,938,142
Intersil Corporation                                  235,000     4,410,950
                                                               ------------
                                                                 21,703,664
                                                               ------------

SPECIALTY STORES - 2.5%
Hibbett Sporting Goods, Inc.*                         100,000     3,784,000
Tractor Supply Company*(1)                            122,000     5,990,200
                                                               ------------
                                                                  9,774,200
                                                               ------------

SYSTEMS SOFTWARE - 1.5%
BEA Systems, Inc.*                                    660,000     5,794,800
                                                               ------------

TRADING COMPANIES & DISTRIBUTORS - 2.1%
MSC Industrial Direct Company, Inc.                   250,000     8,437,500
                                                               ------------

TRUCKING - 0.1%
Universal Truckload Services, Inc.*                    33,300       562,437
                                                               ------------

TOTAL COMMON STOCKS
     (cost $315,330,044)                                        380,289,041
                                                               ------------

                                                      PRINCIPAL
                                                      AMOUNT OR
                                                        NUMBER          MARKET
                                                      OF SHARES         VALUE
                                                    -------------    -------------
WARRANTS - 0.2%

Bioject Medical Technologies, Inc.,
  $11.00, 05-23-06                                         16,875    $          18
Electric City Corporation,
  $0.90, 03-19-09                                         645,750          256,406
Hollis-Eden Pharmaceuticals, Inc.,
  $15.45, 06-19-07                                         18,126            5,752
Orthovita, Inc., $4.00, 06-26-08                          175,000          246,844
Syntroleum Corporation,
  $7.60, 05-26-08                                          29,100          161,505
                                                                     -------------
TOTAL WARRANTS
  (cost $1,061,090)                                                        670,525
                                                                     -------------

ASSET BACKED COMMERCIAL PAPER - 3.4%

FINANCIAL COMPANIES - DIVERSIFIED - 0.4%
Amsterdam Funding Corporation,
  3.18%, 07-12-05                                   $   1,617,000        1,615,429
                                                                     -------------

FINANCIAL COMPANIES - SECURITIES - 1.6%
Asset One Securitization:
  3.12% - 07-06-05                                  $   2,000,000        1,999,111
  3.17% - 07-08-05                                  $   2,100,000        2,098,706
  3.27%, 07-19-05                                   $   1,100,000        1,098,201
  3.30% - 07-21-05                                  $   1,000,000          998,167
                                                                     -------------
                                                                         6,194,185
                                                                     -------------

FINANCIAL COMPANIES - TRADE RECEIVABLES - 1.4%
Old Line Funding Corporation,
  3.18%, 07-14-05                                   $   2,800,000        2,796,785
Sheffield Receivables Corporation,
  3.17%, 07-07-05                                   $   2,585,000        2,583,634
                                                                     -------------
                                                                         5,380,419
                                                                     -------------

TOTAL ASSET BACKED COMMERCIAL PAPER
  (cost $13,190,033)                                                    13,190,033
                                                                     -------------

COMMERCIAL PAPER - 0.5%

BROKERAGE - 0.5%
Goldman Sachs Group, Inc.,
  3.15%, 07-01-05                                   $   2,000,000        2,000,000
                                                                     -------------
TOTAL COMMERCIAL PAPER
  (cost $2,000,000)                                                      2,000,000
                                                                     -------------

REPURCHASE AGREEMENT - 0.0%

United Missouri Bank, 2.80%, dated 6-30-05,
  matures 7-01-05; repurchase amount of
  $175,014 (Collateralized by FHLB, 3.30%,
  3-08-07 with a value of $188,081)                 $     175,000          175,000
                                                                     -------------

TOTAL REPURCHASE AGREEMENT
  (cost $175,000)                                                          175,000
                                                                     -------------

TOTAL INVESTMENTS - 100.9%
  (cost $331,756,167)                                                  396,324,599

LIABILITIES, LESS CASH & OTHER ASSETS - (0.9%)                          (3,420,698)
                                                                     -------------
TOTAL NET ASSETS - 100.0%                                            $ 392,903,901
                                                                     =============

                                                         See accompanying notes.

                                                                        SERIES J
Schedule of Investments                                  (MID CAP GROWTH SERIES)
June 30, 2005                                                        (unaudited)

For federal income tax purposes, the identified cost of investments owned at June 30, 2005 was $333,400,301.

*     Non-income producing security

(1)   Security is segregated as collateral for written options contracts.

(2) PIPES-Private Investment in Puplic Equity - is the term used for stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration in a secondary public offering.

(3) Security is restricted. The total market value of restricted securities is $2,688,737 (cost $2,600,000), or 0.7% of total net assets. The acquisition date was June 30, 2005.

(4) Security is illiquid. The total market value of illiquid securities is $16,808,746 (cost $23,807,810), or 4.3% of total net assets.

(5) Security is fair valued by the Board of Directors. The total market value is $2,688,737 (cost $2,600,000), or 0.7% of total net assets.

                                                         See accompanying notes.

                                                                        SERIES J
                                                         (MID CAP GROWTH SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2005

ASSETS:

Investments, at value(1) ........................   $ 396,324,599
Receivables:
  Fund shares sold ..............................         278,970
  Securities sold ...............................         332,713
  Dividends .....................................          55,800
Prepaid expenses ................................           6,611
                                                    -------------
Total assets ....................................     396,998,693
                                                    -------------

LIABILITIES:
Cash overdraft ..................................       2,599,919
Payable for:
  Securities purchased ..........................          57,761
  Fund shares redeemed ..........................         762,814
  Written options, at value .....................         344,750
  Management fees ...............................         240,302
  Custodian fees ................................           7,523
  Transfer agent and administration fees ........          31,370
  Professional fees .............................          21,529
  Other .........................................          28,824
                                                    -------------
Total liabilities ...............................       4,094,792
                                                    -------------
NET ASSETS ......................................   $ 392,903,901
                                                    =============

NET ASSETS CONSIST OF:
Paid in capital .................................   $ 308,468,784
Accumulated net investment loss .................      (1,106,363)
Accumulated undistributed net realized gain
  on sale of investments and options
  written and purchased .........................      20,942,590
Net unrealized appreciation in value
  of investments and options written
  and purchased .................................      64,598,890
                                                    -------------
Net assets ......................................   $ 392,903,901
                                                    =============

Capital shares authorized .......................      indefinite
Capital shares outstanding ......................      14,648,484
Net asset value and redemption price per share
  (net assets divided by shares outstanding) ....   $       26.82
                                                    =============

(1) Investments, at cost ........................   $ 331,756,167

Statement of Operations
For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
  Dividends ...........................................   $    565,132
  Interest ............................................         66,481
                                                          ------------
  Total investment income .............................        631,613
                                                          ------------

EXPENSES:
  Management fees .....................................      1,461,510
  Custodian fees ......................................         23,105
  Transfer agent/maintenance fees .....................         12,605
  Administration fees .................................        176,177
  Directors' fees .....................................         10,068
  Professional fees ...................................         32,495
  Reports to shareholders .............................         13,058
  Other expenses ......................................          8,958
                                                          ------------
  Total expenses ......................................      1,737,976
                                                          ------------
  Net investment loss .................................     (1,106,363)
                                                          ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
  Investments .........................................     24,942,321
  Options written and purchased .......................        325,223
                                                          ------------
  Net realized gain ...................................     25,267,544
                                                          ------------

Net unrealized depreciation during the period on:
  Investments .........................................    (38,233,039)
  Options written and purchased .......................       (203,226)
                                                          ------------
  Net unrealized depreciation .........................    (38,436,265)
                                                          ------------

  Net loss ............................................    (13,168,721)
                                                          ------------
  Net decrease in net assets resulting from
    operations ........................................   $(14,275,084)
                                                          ============

                                                         See accompanying notes.

                                                                        SERIES J
Statement of Changes in Net Assets                       (MID CAP GROWTH SERIES)

                                                                                          SIX MONTHS ENDED
                                                                                            JUNE 30, 2005     YEAR ENDED
                                                                                             (UNAUDITED)   DECEMBER 31, 2004
                                                                                          ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment loss ...................................................................   $  (1,106,363)   $  (2,269,363)
  Net realized gain during the period on investments and options written and purchased ..      25,267,544       24,942,976
  Net unrealized appreciation (depreciation) during the period on
    investments and options written and purchased .......................................     (38,436,265)      17,079,245
                                                                                            -------------    -------------
  Net increase (decrease) in net assets resulting from operations .......................     (14,275,084)      39,752,858
                                                                                            -------------    -------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares ..........................................................      32,874,268       99,200,455
  Cost of shares redeemed ...............................................................     (63,483,886)    (149,093,130)
                                                                                            -------------    -------------
  Net decrease from capital share transactions ..........................................     (30,609,618)     (49,892,675)
                                                                                            -------------    -------------
  Net decrease in net assets ............................................................     (44,884,702)     (10,139,817)
                                                                                            -------------    -------------

NET ASSETS:
  Beginning of period ...................................................................     437,788,603      447,928,420
                                                                                            -------------    -------------
  End of period .........................................................................   $ 392,903,901    $ 437,788,603
                                                                                            =============    =============

  Accumulated undistributed net investment loss at end of period ........................   $  (1,106,363)   $          --
                                                                                            =============    =============

CAPITAL SHARE ACTIVITY:
  Shares sold ...........................................................................       1,276,281        3,895,387
  Shares redeemed .......................................................................      (2,474,707)      (5,898,622)
                                                                                            -------------    -------------
  Total capital share activity ..........................................................      (1,198,426)      (2,003,235)
                                                                                            =============    =============

                                                         See accompanying notes.

`
                                                                        SERIES J
Financial Highlights                                     (MID CAP GROWTH SERIES)

Selected data for each share of capital stock outstanding throughout each period

                                                        SIX MONTHS                                                      YEAR ENDED,
                                                       ENDED JUNE 30,                                                  DECEMBER 31,
                                                         2005(e)        2004         2003        2002(d)      2001         2000
                                                       -------------- --------     ---------    ---------   ---------  ------------
PER SHARE DATA

Net asset value, beginning of period                     $   27.63    $  25.09     $   16.05    $   24.12   $   32.82    $   30.15
                                                         ---------    --------     ---------    ---------   ---------    ---------
Income (loss) from investment operations:
Net investment income (loss)                                 (0.08)      (0.14)        (0.11)       (0.11)      (0.13)       (0.12)
Net gain (loss) on securities (realized and unrealized)      (0.73)       2.68          9.15        (6.69)      (4.43)        5.37
                                                         ---------    --------     ---------    ---------   ---------    ---------
Total from investment operations                             (0.81)       2.54          9.04        (6.80)      (4.56)        5.25
                                                         ---------    --------     ---------    ---------   ---------    ---------
Less distributions:
Dividends from net investment income                             -           -             -            -           -            -
Distributions from realized gains                                -           -             -        (1.27)      (4.14)       (2.58)
                                                         ---------    --------     ---------    ---------   ---------    ---------
Total distributions                                              -           -             -        (1.27)      (4.14)       (2.58)
                                                         ---------    --------     ---------    ---------   ---------    ---------
Net asset value, end of period                           $   26.82    $  27.63     $   25.09    $   16.05   $   24.12    $   32.82
                                                         =========    ========     =========    =========   =========    =========

TOTAL RETURN (a)                                             (2.93%)     10.12%        56.32%      (29.48%)    (14.89%)      16.76%
                                                         ---------    --------     ---------    ---------   ---------    ---------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                 $ 392,904    $437,789     $ 447,928    $ 293,378   $ 470,236    $ 603,714
                                                         ---------    --------     ---------    ---------   ---------    ---------
Ratios to average net assets:
Net investment income (loss)                                 (0.57%)     (0.53%)       (0.55%)      (0.56%)     (0.53%)      (0.38%)
Total expenses                                                0.89%       0.88%         0.83%        0.83%       0.84%        0.82%
Gross expenses(b)                                             0.89%       0.88%         0.83%        0.83%       0.84%        0.82%
Net expenses(c)                                               0.89%       0.88%         0.83%        0.83%       0.83%        0.82%
                                                         ---------    --------     ---------    ---------   ---------    ---------
Portfolio turnover rate                                         23%         37%           61%          41%         39%          33%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(d) The financial highlights for Series J exclude the historical financial highlights of Series T. The assets of Series T were acquired by Series J on October 3, 2003.

(e) Unaudited figures for the six months ended June 30, 2005. Percentage amounts for the period, except total return, have been annualized.

                                                         See accompanying notes.

                       This page left blank intentionally.

                                    SERIES N

                        MANAGED ASSET ALLOCATION SERIES

                              [T. ROWE PRICE LOGO]

                                  SUBADVISOR,
                         T. ROWE PRICE ASSOCIATES, INC.

                                                                        SERIES N
Performance Summary                            (MANAGED ASSET ALLOCATION SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

SERIES N VS. BLENDED INDEX AND S&P 500 INDEX

                              [PERFORMANCE GRAPH]

INCEPTION
 DATE            SBL FUND SERIES N VALUE  S&P 500 INDEX VALUE  BLENDED INDEX VALUE
--------         -----------------------  -------------------  -------------------
06/30/95                10,000.00              10,000.00             10,000
09/30/95                10,367.43              10,794.93             10,554
12/31/95                10,655.41              11,444.97             11,117
03/31/96                10,893.74              12,058.82             11,391
06/30/96                11,082.42              12,599.47             11,723
09/30/96                11,369.10              12,988.97             12,033
12/31/96                12,019.05              14,072.28             12,780
03/31/97                12,119.04              14,449.11             12,962
06/30/97                13,418.94              16,971.94             14,494
09/30/97                14,019.09              18,244.69             15,347
12/31/97                14,234.45              18,769.20             15,801
03/31/98                15,435.97              21,387.53             17,209
06/30/98                15,836.09              22,093.98             17,714
09/30/98                15,120.09              19,895.45             16,977
12/31/98                16,857.43              24,130.87             19,115
03/31/99                17,207.10              25,336.69             19,649
06/30/99                17,731.78              27,122.26             20,407
09/30/99                18,823.95              25,428.31             19,692
12/31/99                18,499.08              29,211.65             21,410
03/31/00                18,946.81              29,883.04             21,919
06/30/00                18,750.25              29,090.61             21,721
09/30/00                18,788.17              28,809.23             21,870
12/31/00                18,332.14              26,557.09             21,199
03/31/01                17,081.41              23,409.89             19,929
06/30/01                17,732.49              24,780.71             20,684
09/30/01                16,264.36              21,145.54             19,186
12/31/01                17,400.57              23,406.44             20,414
03/31/02                17,567.74              23,470.05             20,466
06/30/02                16,579.47              20,326.43             19,080
09/30/02                14,889.01              16,815.89             17,391
12/31/02                15,724.83              18,236.10             18,412
03/31/03                15,511.61              17,661.77             18,165
06/30/03                17,417.24              20,380.45             20,006
09/30/03                17,871.55              20,919.84             20,321
12/31/03                19,483.09              23,467.13             21,814
03/31/04                19,997.23              23,865.23             22,269
06/30/04                20,010.76              24,274.32             22,278
09/30/04                20,089.73              23,819.23             22,312
12/31/04                21,572.32              26,018.64             23,624
03/31/05                21,191.47              25,458.12             23,278
06/30/05                21,613.12              25,804.68             23,752

                             $10,000 OVER 10 YEARS

The chart above assumes a hypothetical $10,000 investment in Series N (Managed Asset Allocation Series) on June 30, 1995 and reflects the fees and expenses of Series N. The blended index is 60% S&P 500 and 40% Lehman Brothers Aggregate Bond Index.

AVERAGE ANNUAL RETURNS

YEARS ENDED 06-30-05(1)            1 YEAR          5 YEARS        10 YEARS
-----------------------            ------          -------        --------
Series N                            8.01%           2.88%           8.01%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

      The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO COMPOSITION BY SECTOR FOR EQUITY HOLDINGS & QUALITY RATINGS (BASED ON STANDARD AND POOR'S RATINGS) FOR FIXED INCOME HOLDINGS

Consumer Discretionary                                  8.20%
Consumer Staples                                        6.30
Energy                                                  6.36
Financials                                             14.60
Health Care                                             8.27
Industrials                                             7.04
Information Technology                                  9.70
Materials                                               1.99
Telecommunication Services                              2.15
Utilities                                               2.16
AAA                                                    23.91
AA                                                      0.69
A                                                       2.36
BBB                                                     2.68
BB                                                      0.87
B                                                       1.76
CCC                                                     0.12
Not Rated                                               0.03
Short Term Investments                                  0.40
Cash & other assets, less liabilities                   0.41

                                                         See accompanying notes.

                                                                        SERIES N
Performance Summary                            (MANAGED ASSET ALLOCATION SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 - June 30, 2005.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

FUND EXPENSES

                                                         BEGINNING             ENDING         EXPENSES PAID
                                                       ACCOUNT VALUE        ACCOUNT VALUE        DURING
                                                         01-01-05            06-30-05(1)        PERIOD(2)
                                                       -------------        -------------     -------------
Series N (Managed Asset Allocation Series)
    Actual                                              $ 1,000.00           $ 1,001.90           $ 6.95
    Hypothetical                                          1,000.00             1,017.80             7.00

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2005 to June 30, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2005 to June 30, 2005 was 0.19%.

(2) Expenses are equal to the Series annualized expense ratio 1.40% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2005                                                        (unaudited)

                                                  NUMBER     MARKET
                                                 OF SHARES    VALUE
COMMON STOCKS - 57.9%

ADVERTISING - 0.1%
Lamar Advertising Company*                            400  $   17,108
Omnicom Group, Inc.                                   900      71,874
WPP Group plc ADR                                     100       5,105
                                                           ----------
                                                               94,087
                                                           ----------

AEROSPACE & DEFENSE - 1.5%
Boeing Company                                      3,400     224,400
Engineered Support Systems, Inc.                      600      21,498
General Dynamics Corporation                        2,100     230,034
Goodrich Corporation                                1,400      57,344
Honeywell International, Inc.                      10,400     380,952
Lockheed Martin Corporation                         1,700     110,279
Mercury Computer Systems, Inc.*                       800      21,896
Rockwell Colllins, Inc.                             1,600      76,288
Triumph Group, Inc.*                                  300      10,428
United Technologies Corporation                     4,400     225,940
                                                           ----------
                                                            1,359,059
                                                           ----------

AIR FREIGHT & LOGISTICS - 0.3%
Expeditors International of Washington, Inc.          200       9,962
FedEx Corporation                                     700      56,707
UTI Worldwide, Inc.                                   400      27,848
United Parcel Service, Inc. (Cl.B)                  2,100     145,236
                                                           ----------
                                                              239,753
                                                           ----------

AIRLINES - 0.1%
Frontier Airlines, Inc.*                            2,150      22,210
SkyWest, Inc.                                       1,800      32,724
Southwest Airlines Company                          3,800      52,934
                                                           ----------
                                                              107,868
                                                           ----------

ALUMINUM - 0.1%
Alcoa, Inc.                                         4,900     128,037
                                                           ----------

APPAREL RETAIL - 0.4%
Chico's FAS, Inc.*                                  1,200      41,136
Hot Topic, Inc.*                                    3,700      70,744
Pacific Sunwear of California, Inc.*                  900      20,691
Ross Stores, Inc.                                   4,100     118,531
TJX Companies, Inc.                                 2,800      68,180
                                                           ----------
                                                              319,282
                                                           ----------

APPAREL, ACCESSORIES & LUXURY GOODS - 0.0%
Fossil, Inc.*                                       1,000      22,700
                                                           ----------

APPLICATION SOFTWARE - 0.2%
Cadence Design Systems, Inc.*                         700       9,562
FactSet Research Systems, Inc.                        450      16,128
Fair Isaac Corporation                                845      30,842
Jack Henry & Associates, Inc.                         800      14,648
Mercury Interactive Corporation*                    1,500      57,540
NetIQ Corporation*                                  4,600      52,210
Serena Software, Inc.*                                800      15,440
                                                           ----------
                                                              196,370
                                                           ----------

ASSET MANAGEMENT & CUSTODY BANKS - 0.6%
Eaton Vance Corporation                             1,000      23,910
Franklin Resources, Inc.                            1,400     107,772
Investors Financial Services Corporation            2,000      75,640
Legg Mason, Inc.                                      500      52,055
Northern Trust Corporation                          1,500      68,385
Nuveen Investments                                  1,300      48,906
State Street Corporation                            3,400     164,050
                                                           ----------
                                                              540,718
                                                           ----------

AUTO PARTS & EQUIPMENT - 0.2%
Autoliv, Inc.                                         700      30,660
Gentex Corporation                                  1,000      18,200
TRW Automotive Holdings Corporation*                4,800     117,648
                                                           ----------
                                                              166,508
                                                           ----------

AUTOMOBILE MANUFACTURERS - 0.2%
General Motors Corporation                          4,200     142,800
                                                           ----------

AUTOMOTIVE RETAIL - 0.1%
O'Reilly Automotive, Inc.*                          1,800      53,658
                                                           ----------

BIOTECHNOLOGY - 1.0%
Abgenix, Inc.*                                        900       7,722
Alkermes, Inc.*                                       500       6,610
Amgen, Inc.*                                        6,200     374,852
Biogen Idec, Inc.*                                  2,000      68,900
Celgene Corporation*                                1,700      69,309
Cephalon, Inc.*                                       895      35,630
Charles River Laboratories
  International, Inc.*                                400      19,300
Chiron Corporation*                                   400      13,956
Digene Corporation*                                   600      16,608
Genentech, Inc.*                                    1,700     136,476
Genzyme Corporation*                                  200      12,018
Gilead Sciences, Inc.*                              3,200     140,768
Invitrogen Corporation*                               316      26,320
Neurocrine Biosciences, Inc.*                         400      16,824
Techne Corporation*                                   400      18,364
                                                           ----------
                                                              963,657
                                                           ----------

BREWERS - 0.1%
Anheuser-Busch Companies, Inc.                      2,900     132,675
Boston Beer Company, Inc.*                            200       4,488
                                                           ----------
                                                              137,163
                                                           ----------

BROADCASTING & CABLE TV - 0.9%
Comcast Corporation*                               10,800     331,560
Cox Radio, Inc.*                                      700      11,025
DirecTV Group, Inc.*                                2,440      37,820
EchoStar Communications Corporation                   900      27,135
Emmis Communications Corporation*                     800      14,136
Liberty Global, Inc.*                                 303      14,141
Liberty Media Corporation*                         16,064     163,692
Radio One, Inc. (Cl.D)*                             1,700      21,709
Rogers Communications, Inc. (Cl.B)                  3,700     121,656
Univision Communications, Inc.*                     3,500      96,425
                                                           ----------
                                                              839,299
                                                           ----------

                                                         See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2005                                                        (unaudited)

                                                NUMBER       MARKET
                                               OF SHARES      VALUE
COMMON STOCKS (CONTINUED)

BUILDING PRODUCTS - 0.0%
Interline Brands, Inc.*                              100   $     1,980
Trex Company, Inc.*                                  400        10,280
Universal Forest Products, Inc.                      100         4,145
                                                           -----------
                                                                16,405
                                                           -----------
CASINOS & GAMING - 0.5%
Harrah's Entertainment, Inc.                       1,200        86,484
International Game Technology                      6,200       174,530
Shuffle Master, Inc.*                                200         5,606
Station Casinos, Inc.                                500        33,200
WMS Industries, Inc.*                              2,300        77,625
Wynn Resorts, Ltd.*                                2,300       108,721
                                                           -----------
                                                               486,166
                                                           -----------
CATALOG RETAIL - 0.1%
IAC/InterActiveCorp*                                 900        21,645
Insight Enterprises, Inc.*                         1,000        20,180
Zumiez, Inc.*                                        100         2,915
                                                           -----------
                                                                44,740
                                                           -----------
COAL & CONSUMABLE FUELS - 0.0%
Peabody Energy Corporation                           600        31,224
                                                           -----------
COMMUNICATIONS EQUIPMENT - 1.6%
Belden CDT, Inc.                                     300         6,360
Cisco Systems, Inc.*                              29,400       561,834
Comverse Technology, Inc.*                         1,200        28,380
Corning, Inc.*                                     8,000       132,960
Dolby Laboratories, Inc.*                            400         8,824
F5 Networks, Inc.*                                   200         9,447
Inter-Tel, Inc.                                      600        11,166
Juniper Networks, Inc.*                            3,300        83,094
Motorola, Inc.                                    10,400       189,904
Nokia Oyj ADR                                      4,600        76,544
Plantronics, Inc.                                    500        18,180
Polycom, Inc.*                                     1,400        20,874
Qualcomm, Inc.                                     7,100       234,371
Research In Motion, Ltd.*                          1,400       103,250
                                                           -----------
                                                             1,485,188
                                                           -----------
COMPUTER & ELECTRONICS RETAIL - 0.1%
Best Buy Company, Inc.                             1,550       106,253
                                                           -----------
COMPUTER HARDWARE - 1.5%
Avid Technology, Inc.*                               300        15,984
Dell, Inc.*                                       21,200       837,612
Gateway, Inc.*                                     9,300        30,690
International Business Machines
  Corporation                                      6,600       489,720
                                                           -----------
                                                             1,374,006
                                                           -----------
COMPUTER STORAGE & PERIPHERALS - 0.3%
EMC Corporation*                                  15,700       215,247
Lexmark International, Inc.*                         300        19,449
Storage Technology Corporation*                    1,000        36,290
                                                           -----------
                                                               270,986
                                                           -----------
CONSTRUCTION & ENGINEERING - 0.0%
Insituform Technologies, Inc.*                       900        14,427
                                                           -----------
CONSTRUCTION & FARM MACHINERY - 0.2%
Deere & Company                                    2,700       176,823
Oshkosh Truck Corporation                            500        39,140
                                                           -----------
                                                               215,963
                                                           -----------
CONSUMER ELECTRONICS - 0.0%
Digital Theater Systems, Inc.*                       600        10,698
                                                           -----------
CONSUMER FINANCE - 0.6%
American Express Company                           5,200       276,796
Capital One Financial Corporation                  1,700       136,017
Jackson Hewitt Tax Service, Inc.                     400         9,456
SLM Corporation                                    2,300       116,840
                                                           -----------
                                                               539,109
                                                           -----------
DATA PROCESSING & OUTSOURCED SERVICES - 0.4%
Automatic Data Processing, Inc.                    3,900       163,683
DST Systems, Inc.*                                   600        28,080
First Data Corporation                             4,000       160,560
Fiserv, Inc.*                                        200         8,590
Global Payments, Inc.                                300        20,340
Iron Mountain, Inc.*                                 950        29,469
                                                           -----------
                                                               410,722
                                                           -----------
DEPARTMENT STORES - 0.4%
Kohl's Corporation*                                7,100       396,961
                                                           -----------
DIVERSIFIED BANKS - 2.0%
Bank of America Corporation                       13,476       614,640
Popular, Inc.                                      1,100        27,709
U.S. Bancorp                                      15,300       446,760
Wachovia Corporation                               7,500       372,000
Wells Fargo & Company                              6,500       400,270
                                                           -----------
                                                             1,861,379
                                                           -----------
DIVERSIFIED CHEMICALS - 0.4%
Cabot Corporation                                  2,000        66,000
E.I. du Pont de Nemours & Company                  7,251       311,866
                                                           -----------
                                                               377,866
                                                           -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES - 0.3%
Cendant Corporation                                6,400       143,168
ChoicePoint, Inc.*                                   466        18,663
Cintas Corporation                                   700        27,020
Corporate Executive Board Company                    600        46,998
DeVry, Inc.*                                         500         9,950
Navigant Consulting, Inc.*                           300         5,298
                                                           -----------
                                                               251,097
                                                           -----------
DRUG RETAIL - 0.5%
CVS Corporation                                    4,800       139,536
Walgreen Company                                   6,300       289,737
                                                           -----------
                                                               429,273
                                                           -----------

                                                         See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2005                                                        (unaudited)

                                                NUMBER       MARKET
                                               OF SHARES      VALUE
COMMON STOCKS (CONTINUED)

EDUCATION SERVICES - 0.1%
Apollo Group, Inc.*                                  700   $    54,754
Corinthian Colleges, Inc.*                           500         6,385
Education Management Corporation*                    700        23,611
                                                           -----------
                                                                84,750
                                                           -----------
ELECTRIC UTILITIES - 1.2%
Allegheny Energy, Inc.*                            1,200        30,264
Alliant Energy Corporation                           700        19,705
Edison International                               3,400       137,870
Entergy Corporation                                  600        45,330
Exelon Corporation                                 5,200       266,916
FPL Group, Inc.                                      900        37,854
FirstEnergy Corporation                            3,200       153,952
Great Plains Energy, Inc.                          1,100        35,079
NRG Energy, Inc.*                                  1,400        52,640
OGE Energy Corporation                             1,000        28,940
PPL Corporation                                    1,700       100,946
Pinnacle West Captial Corporation                  1,300        57,785
Southern Company                                     700        24,269
Teco Energy, Inc.                                  2,400        45,384
Xcel Energy, Inc.                                  1,600        31,232
                                                           -----------
                                                             1,068,166
                                                           -----------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.0%
Roper Industries, Inc.                               400        28,548
                                                           -----------
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.1%
Agilent Technologies, Inc.*                        2,800        64,456
CyberOptics Corporation*                             300         3,900
FLIR Systems, Inc.*                                  800        23,872
Littelfuse, Inc.*                                    500        13,925
                                                           -----------
                                                               106,153
                                                           -----------
ELECTRONIC MANUFACTURING SERVICES - 0.2%
AVX Corporation                                      800         9,696
Flextronics International, Ltd.*                   5,400        71,334
Jabil Circuit, Inc.*                               3,200        98,336
Plexus Corporation*                                1,300        18,499
                                                           -----------
                                                               197,865
                                                           -----------
ENVIRONMENTAL & FACILITIES SERVICES - 0.1%
Allied Waste Industries, Inc.*                     1,600        12,688
Republic Services, Inc.                            1,900        68,419
Stericycle, Inc.*                                    100         5,032
Waste Connections, Inc.*                             500        18,645
                                                           -----------
                                                               104,784
                                                           -----------
FERTILIZERS & AGRICULTURAL CHEMICALS - 0.1%
Monsanto Company                                   1,200        75,444
Mosaic Company*                                    1,200        18,672
                                                           -----------
                                                                94,116
                                                           -----------
FOOD DISTRIBUTORS - 0.1%
Performance Food Group Company*                      300         9,063
Sysco Corporation                                  2,900       104,951
United Natural Foods, Inc.*                          700        21,259
                                                           -----------
                                                               135,273
                                                           -----------
FOOD RETAIL - 0.1%
Kroger Company*                                    2,700        51,381
Whole Foods Market, Inc.                             200        23,660
                                                           -----------
                                                                75,041
                                                           -----------
FOOTWEAR - 0.1%
Nike, Inc. (Cl.B)                                  1,000        86,600
                                                           -----------
FOREST PRODUCTS - 0.1%
Weyerhaeuser Company                                 900        57,285
                                                           -----------
GAS UTILITIES - 0.1%
National Fuel Gas Company                          1,000        28,910
NiSource, Inc.                                     3,000        74,190
WGL Holdings, Inc.                                   600        20,184
                                                           -----------
                                                               123,284
                                                           -----------
GENERAL MERCHANDISE STORES - 0.5%
Dollar Tree Stores, Inc.*                            700        16,800
Family Dollar Stores, Inc.                         3,600        93,960
Fred's, Inc.                                         600         9,948
Target Corporation                                 5,800       315,578
                                                           -----------
                                                               436,286
                                                           -----------
HEALTH CARE DISTRIBUTORS - 0.2%
AmerisourceBergen Corporation                        500        34,575
Cardinal Health, Inc.                              2,350       135,313
Patterson Companies, Inc.*                           400        18,032
Priority Healthcare Corporation (Cl.B)*              200         5,072
                                                           -----------
                                                               192,992
                                                           -----------
HEALTH CARE EQUIPMENT - 1.2%
Baxter International, Inc.                         3,200       118,720
Biomet, Inc.                                       1,200        41,568
Boston Scientific Corporation*                     4,900       132,300
C.R. Bard, Inc.                                      500        33,255
Cytyc Corporation*                                 1,300        28,678
Guidant Corporation                                1,400        94,220
Inamed Corporation*                                  200        13,394
Medtronic, Inc.                                    6,800       352,172
St. Jude Medical, Inc.*                            2,600       113,386
Steris Corporation                                 1,100        28,347
Stryker Corporation                                1,900        90,364
Thoratec Corporation*                                400         6,136
Waters Corporation*                                  500        18,585
Zimmer Holdings, Inc.*                             1,000        76,170
                                                           -----------
                                                             1,147,295
                                                           -----------

                                                         See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2005                                                        (unaudited)

                                                NUMBER       MARKET
                                               OF SHARES      VALUE
COMMON STOCKS (CONTINUED)

HEALTH CARE FACILITIES - 0.3%
AmSurg Corporation*                                  400   $    11,076
Community Health Systems, Inc.*                    2,900       109,591
HCA, Inc.                                          1,200        68,004
Health Management Associates, Inc.                 1,700        44,506
LifePoint Hospitals, Inc.*                           300        15,156
Symbion, Inc.*                                       700        16,695
Triad Hospitals, Inc.*                               310        16,938
United Surgical Partners International,              400        20,832
Inc.*
                                                           -----------
                                                               302,798
                                                           -----------
HEALTH CARE SERVICES - 0.4%
Advisory Board Company*                              400        19,496
Caremark Rx, Inc.*                                 1,900        84,588
Computer Programs & Systems, Inc.                  1,200        44,724
DaVita, Inc.*                                        750        34,110
Laboratory Corporation of America Holdings*          900        44,910
Medco Health Soulutions, Inc.*                       663        35,378
Omnicare, Inc.                                       800        33,944
Quest Diagnostics, Inc.                              400        21,308
                                                           -----------
                                                               318,458
                                                           -----------
HEALTH CARE SUPPLIES - 0.1%
Bausch & Lomb, Inc.                                  900        74,700
Dentsply International, Inc.                         500        27,000
Edwards Lifesciences Corporation*                    300        12,906
Merit Medical Systems, Inc.*                         700        10,787
                                                           -----------
                                                               125,393
                                                           -----------
HOME ENTERTAINMENT SOFTWARE - 0.1%
Activision, Inc.*                                  1,200        19,824
Electronic Arts, Inc.*                             1,500        84,915
                                                           -----------
                                                               104,739
                                                           -----------
HOME FURNISHINGS - 0.0%
Mohawk Industries, Inc.*                             200        16,500
                                                           -----------
HOME IMPROVEMENT RETAIL - 0.7%
Home Depot, Inc.                                   9,350       363,715
Lowe's Companies, Inc.                             3,200       186,304
Sherwin-Williams Company                           1,700        80,053
                                                           -----------
                                                               630,072
                                                           -----------
HOMEBUILDING - 0.1%
D.R. Horton, Inc.                                    349        13,126
Levitt Corporation                                   400        11,968
Toll Brothers, Inc.*                                 300        30,465
                                                           -----------
                                                                55,559
                                                           -----------
HOMEFURNISHING RETAIL - 0.0%
Rent-A-Center, Inc.*                                 250         5,823
Williams-Sonoma, Inc.*                               600        23,742
                                                           -----------
                                                                29,565
                                                           -----------
HOTELS, RESORTS & CRUISE LINES - 0.4%
Carnival Corporation                               3,400       185,470
Great Wolf Resorts, Inc.*                            400         8,176
Marriott International, Inc.                       1,600       109,152
Royal Caribbean Cruises, Ltd.                      1,900        91,884
                                                           -----------
                                                               394,682
                                                           -----------
HOUSEHOLD PRODUCTS - 1.0%
Colgate-Palmolive Company                          2,500       124,775
Kimberly-Clark Corporation                         1,800       112,662
Procter & Gamble Company                          12,900       680,475
                                                           -----------
                                                               917,912
                                                           -----------
HOUSEWARES & SPECIALTIES - 0.0%
Newell Rubbermaid, Inc.                              900        21,456
                                                           -----------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.0%
Manpower, Inc.                                       400        15,912
Robert Half International, Inc.                    1,000        24,970
                                                           -----------
                                                                40,882
                                                           -----------
HYPERMARKETS & SUPERCENTERS - 0.9%
Wal-Mart Stores, Inc.                             17,100       824,220
                                                           -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.5%
AES Corporation*                                   4,200        68,796
Constellation Energy Group                         1,100        63,459
Duke Energy Corporation                            8,300       246,759
Dynegy, Inc.*                                      4,800        23,328
TXU Corporation                                      700        58,163
                                                           -----------
                                                               460,505
                                                           -----------
INDUSTRIAL CONGLOMERATES - 2.6%
3M Company                                         2,400       173,520
General Electric Company                          53,800     1,864,170
Teleflex, Inc.                                       900        53,433
Textron, Inc.                                        600        45,510
Tyco International, Ltd.                          10,300       300,760
                                                           -----------
                                                             2,437,393
                                                           -----------
INDUSTRIAL GASES - 0.1%
Praxair, Inc.                                      2,100        97,860
                                                           -----------
INDUSTRIAL MACHINERY - 0.7%
Actuant Corporation*                                 800        38,352
Briggs & Stratton Corporation                        600        20,772
Danaher Corporation                                5,700       298,338
Eaton Corporation                                    800        47,920
Harsco Corporation                                   300        16,365
Illinois Tool Works, Inc.                          1,200        95,616
Joy Global, Inc.                                     200         6,718
Nordson Corporation                                  500        17,140
Pall Corporation                                   2,200        66,792
                                                           -----------
                                                               608,013
                                                           -----------

                                                         See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2005                                                        (unaudited)

                                                NUMBER       MARKET
                                               OF SHARES      VALUE
COMMON STOCKS (CONTINUED)

INSURANCE BROKERS - 0.3%
Arthur J. Gallagher & Company                        600   $    16,278
Marsh & McLennan Companies, Inc.                   6,900       191,130
Willis Group Holdings, Ltd.                        2,800        91,616
                                                           -----------
                                                               299,024
                                                           -----------
INTEGRATED OIL & GAS - 3.3%
BP plc ADR                                           500        31,190
Chevron Corporation                               10,150       567,588
ConocoPhillips                                     5,600       321,944
Exxon Mobil Corporation                           28,720     1,650,538
Murphy Oil Corporation                             2,500       130,575
Occidental Petroleum Corporation                   1,200        92,316
Petroleo Brasileiro S.A. ADR                       2,700       124,308
Total S.A. ADR                                       900       105,165
                                                           -----------
                                                             3,023,624
                                                           -----------
INTEGRATED TELECOMMUNICATION SERVICES - 1.0%
Compania de Telecomuniciones de
  Chile S.A. ADR                                   1,900        19,323
Sprint Corporation                                14,100       353,769
Tele Norte Leste Participacoes S.A. ADR            2,600        43,290
Telus Corporation - Non Voting Shares              6,800       231,268
Verizon Communications, Inc.                       8,934       308,670
                                                           -----------
                                                               956,320
                                                           -----------
INTERNET RETAIL - 0.2%
Amazon.com, Inc.*                                  3,600       119,088
Drugstore.com, Inc.*                               1,500         6,255
eBay, Inc.*                                        1,500        49,515
                                                           -----------
                                                               174,858
                                                           -----------
INTERNET SOFTWARE & SERVICES - 0.5%
CNET Networks, Inc.*                               8,300        97,442
Digital Insight Corporation*                         900        21,528
EarthLink, Inc.*                                   1,600        13,856
MatrixOne, Inc.*                                   5,400        27,000
VeriSign, Inc.*                                      700        20,132
Websense, Inc.*                                      400        19,220
Yahoo!, Inc.*                                      7,500       259,875
                                                           -----------
                                                               459,053
                                                           -----------
INVESTMENT BANKING & BROKERAGE - 1.4%
Ameritrade Holding Corporation*                    7,500       139,425
Charles Schwab Corporation                         8,000        90,240
E*Trade Financial Corporation*                    11,700       163,683
Goldman Sachs Group, Inc.                          2,200       224,444
Lehman Brothers Holdings, Inc.                     1,300       129,064
Merrill Lynch & Company, Inc.                      4,400       242,044
Morgan Stanley                                     6,300       330,561
                                                           -----------
                                                             1,319,461
                                                           -----------
IT CONSULTING & OTHER SERVICES - 0.2%
Accenture, Ltd.*                                   5,100       115,617
CACI International, Inc.*                            100         6,316
Cognizant Technology Solutions Corporation*          300        14,139
Forrester Research, Inc.*                            600        10,698
Inforte Corporation                                1,500         4,980
MTC Technologies, Inc.*                              400        14,732
SRA International, Inc.*                             400        13,888
                                                           -----------
                                                               180,370
                                                           -----------
LEISURE PRODUCTS - 0.2%
Brunswick Corporation                              2,000        86,640
DreamWorks Animation SKG, Inc.*                      200         5,240
Hasbro, Inc.                                       1,200        24,948
Marvel Enterprises, Inc.*                          1,000        19,720
Mattel, Inc.                                       2,100        38,430
RC2 Corporation*                                     100         3,757
SCP Pool Corporation                                 912        32,002
                                                           -----------
                                                               210,737
                                                           -----------
LIFE & HEALTH INSURANCE - 0.3%
AFLAC, Inc.                                        2,800       121,184
Genworth Financial, Inc.                             900        27,207
Protective Life Corporation                          600        25,332
Prudential Financial, Inc.                           700        45,962
StanCorp Financial Group, Inc.                       300        22,974
                                                           -----------
                                                              242,659
                                                           -----------
MANAGED HEALTH CARE - 0.8%
Coventry Health Care, Inc.*                          500        35,375
UnitedHealth Group, Inc.                           7,400       385,836
WellChoice, Inc.*                                    300        20,841
WellPoint, Inc.*                                   4,800       334,272
                                                           -----------
                                                               776,324
                                                           -----------
MOVIES & ENTERTAINMENT - 1.0%
News Corporation                                  12,100       195,778
Time Warner, Inc.*                                23,500       392,685
Viacom, Inc. (Cl. B)                               9,000       288,180
                                                           -----------
                                                               876,643
                                                           -----------
MULTI-LINE INSURANCE - 1.1%
American International Group, Inc.                14,175       823,568
Hartford Financial Services Group, Inc.            2,200       164,516
                                                           -----------
                                                               988,084
                                                           -----------
MULTI-UTILITIES - 0.1%
CMS Energy Corporation*                            1,000        15,060
Energy East Corporation                            1,100        31,878
                                                           -----------
                                                                46,938
                                                           -----------
OFFICE SERVICES & SUPPLIES - 0.2%
Avery Dennison Corporation                         1,900       100,624
Herman Miller, Inc.                                1,000        30,840
Pitney Bowes, Inc.                                   900        39,195
                                                           -----------
                                                               170,659
                                                           -----------

                                                         See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2005                                                        (unaudited)

                                                NUMBER       MARKET
                                               OF SHARES      VALUE
COMMON STOCKS (CONTINUED)

OIL & GAS DRILLING - 0.3%
Grey Wolf, Inc.*                                   2,400   $    17,784
Helmerich & Payne, Inc.                              300        14,076
Nabors Industries, Ltd.*                             600        36,372
Patterson-UTI Energy, Inc.                         1,000        27,830
Transocean, Inc.*                                  2,509       135,411
                                                           -----------
                                                               231,473
                                                           -----------
OIL & GAS EQUIPMENT & SERVICES - 0.9%
Baker Hughes, Inc.                                 2,800       143,248
BJ Services Company                                1,000        52,480
Cooper Cameron Corporation*                          200        12,410
FMC Technologies, Inc.*                            3,571       114,165
Grant Prideco, Inc.*                               4,300       113,735
Maverick Tube Corporation*                           800        23,840
National-Oilwell Varco, Inc.*                        900        42,786
Schlumberger, Ltd.                                 4,400       334,136
                                                           -----------
                                                               836,800
                                                           -----------
OIL & GAS EXPLORATION & PRODUCTION - 0.5%
Anadarko Petroleum Corporation                     1,463       120,185
Comstock Resources, Inc.*                          1,000        25,290
Devon Energy Corporation                           1,800        91,224
EOG Resources, Inc.                                1,200        68,160
Forest Oil Corporation*                              200         8,400
Newfield Exploration Company*                      1,000        39,890
Pioneer Natural Resources Company                  1,000        42,080
XTO Energy, Inc.                                   2,200        74,778
                                                           -----------
                                                               470,007
                                                           -----------
OIL & GAS REFINING & MARKETING - 0.1%
Premcor, Inc.                                        300        22,254
Sunoco, Inc.                                         300        34,104
                                                           -----------
                                                                56,358
                                                           -----------
OIL & GAS STORAGE & TRANSPORTATION - 0.2%
Williams Companies, Inc.                          10,400       197,600
                                                           -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 2.3%
CapitalSource, Inc.*                               4,800        94,224
Citigroup, Inc.                                   31,973     1,478,112
First Marblehead Corporation*                      2,200        77,132
JP Morgan Chase & Company                         14,136       499,284
                                                           -----------
                                                             2,148,752
                                                           -----------
PACKAGED FOODS & MEATS - 0.7%
Campbell Soup Company                              3,100        95,387
Dean Foods Company*                                  750        26,430
General Mills, Inc.                                4,000       187,160
H.J. Heinz Company                                 2,220        78,632
Hershey Company                                    1,400        86,940
Kellogg Company                                    2,300       102,212
Kraft Foods, Inc.                                    900        28,629
McCormick & Company, Inc.                            700        22,876
SunOpta, Inc.*                                     2,500        14,200
Tootsie Roll Industries, Inc.                        465        13,601
TreeHouse Foods, Inc.*                               150         4,276
                                                           -----------
                                                               660,343
                                                           -----------
PAPER PACKAGING - 0.0%
Smurfit-Stone Container Corporation*               1,000        10,170
                                                           -----------
PAPER PRODUCTS - 0.3%
Bowater, Inc.                                        900        29,133
International Paper Company                        3,400       102,714
MeadWestvaco Corporation                           1,800        50,472
Potlatch Corporation                                 800        41,864
                                                           -----------
                                                               224,183
                                                           -----------
PERSONAL PRODUCTS - 0.3%
Estee Lauder Companies, Inc.                         500        19,565
Gillette Company                                   5,000       253,150
                                                           -----------
                                                               272,715
                                                           -----------
PHARMACEUTICALS - 3.4%
Abbott Laboratories                                6,200       303,862
AstraZeneca plc ADR                                  400        16,504
Bradley Pharmaceuticals, Inc.*                       600         6,450
Bristol-Myers Squibb Company                       1,500        37,470
Elan Corporation plc ADR*                          2,100        14,322
Eli Lilly & Company                                5,300       295,263
Eon Labs, Inc.*                                      400        12,256
GlaxoSmithKline plc ADR                              100         4,851
Johnson & Johnson                                 13,188       857,220
Martek Biosciences Corporation*                      300        11,385
Medicis Pharmaceutical Corporation                   600        19,038
Merck & Company, Inc.                              8,600       264,880
Noven Pharmaceuticals, Inc.*                       1,100        19,228
Pfizer, Inc.                                      30,573       843,203
Schering-Plough Corporation                        6,100       116,266
Sepracor, Inc.*                                      600        36,006
Watson Pharmaceuticals, Inc.*                        800        23,648
Wyeth                                              6,300       280,350
                                                           -----------
                                                             3,162,202
                                                           -----------
PROPERTY & CASUALTY INSURANCE - 0.8%
Ace, Ltd.                                          2,200        98,670
Assurant, Inc.                                     1,800        64,980
Axis Capital Holdings, Ltd.                        1,200        33,960
Markel Corporation*                                   70        23,730
Mercury General Corporation                          200        10,904
Progressive Corporation                            1,800       177,858
Safeco Corporation                                 1,900       103,246
St. Paul Travelers Companies, Inc.                 5,014       198,203
Triad Guaranty, Inc.*                                600        30,234
                                                           -----------
                                                               741,785
                                                           -----------
PUBLISHING - 0.5%
Dow Jones & Company, Inc.                            700        24,815
E.W. Scripps Company                               1,000        48,800
Gannett Company, Inc.                              1,300        92,469
Getty Images, Inc.*                                  400        29,704
McGraw-Hill Companies, Inc.                        2,400       106,200
Meredith Corporation                                 300        14,718
Scholastic Corporation*                              600        23,130
Tribune Company                                    1,500        52,770
Washington Post Company (Cl. B)                       39        32,566
                                                           -----------
                                                               425,172
                                                           -----------

                                                         See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2005                                                        (unaudited)

                                                NUMBER       MARKET
                                               OF SHARES      VALUE
COMMON STOCKS (CONTINUED)

RAILROADS - 0.3%
Norfolk Southern Corporation                       2,900   $    89,784
Union Pacific Corporation                          2,600       168,480
                                                           -----------
                                                               258,264
                                                           -----------
REAL ESTATE INVESTMENT TRUSTS - 0.8%
Archstone-Smith Trust                              3,200       123,584
Arden Realty, Inc.                                   800        28,784
Boston Properties, Inc.                              500        35,000
Camden Property Trust                                600        32,250
Catellus Development Corporation                     444        14,563
Duke Realty Corporation                              800        25,328
EastGroup Properties, Inc.                           400        16,844
Equity Office Properties Trust                     3,700       122,470
LaSalle Hotel Properties                             900        29,529
Mills Corporation                                    600        36,474
Reckson Associates Realty Corporation                500        16,775
Redwood Trust, Inc.                                  300        15,480
Regency Centers Corporation                          700        40,040
SL Green Realty Corporation                          600        38,700
Simon Property Group, Inc.                         1,100        79,739
Vornado Realty Trust                                 500        40,200
Weingarten Realty Investors                          700        27,454
                                                           -----------
                                                               723,214
                                                           -----------
REGIONAL BANKS - 1.0%
Amegy Bancorporation, Inc.                         1,100        24,618
City National Corporation                            200        14,342
Commerce Bancshares, Inc.                            622        31,355
East West Bancorp, Inc.                              700        23,513
Fifth Third Bancorp                                5,300       218,413
First Horizon National Corporation                 2,800       118,160
Huntington Bancshares, Inc.                        1,200        28,968
Mercantile Bankshares Corporation                    600        30,918
SunTrust Banks, Inc.                               1,200        86,688
Synovus Financial Corporation                      7,300       209,291
TCF Financial Corporation                            600        15,528
Texas Regional Bancshares, Inc.                    1,117        34,046
UCBH Holdings, Inc.                                1,800        29,232
Wilmington Trust Corporation                         800        28,808
                                                           -----------
                                                               893,880
                                                           -----------
RESTAURANTS - 0.4%
CEC Entertainment, Inc.*                             500        21,045
California Pizza Kitchen, Inc.*                      300         8,181
Cheesecake Factory, Inc.*                            300        10,419
McDonald's Corporation                             3,400        94,350
Outback Steakhouse, Inc.                           2,400       108,576
P.F. Chang's China Bistro, Inc.*                     200        11,796
Panera Bread Company*                              1,100        68,293
Sonic Corporation*                                   700        21,371
Yum! Brands, Inc.                                  1,100        57,288
                                                           -----------
                                                               401,319
                                                           -----------
SEMICONDUCTOR EQUIPMENT - 0.3%
ASML Holding N.V.*                                 5,800        90,828
ATMI, Inc.*                                          500        14,505
Advanced Energy Industries, Inc.*                  1,100         8,646
Applied Materials, Inc.                              800        12,944
Cymer, Inc.*                                         900        23,715
KLA-Tencor Corporation                             1,500        65,550
Mykrolis Corporation*                                800        11,368
Varian Semiconductor Equipment
  Associates, Inc.*                                  100         3,700
                                                           -----------
                                                               231,256
                                                           -----------
SEMICONDUCTORS - 1.6%
Analog Devices, Inc.                               4,734       176,626
Intel Corporation                                 33,300       867,798
Intersil Corporation                               1,200        22,524
Linear Technology Corporation                      2,000        73,380
Microchip Technology, Inc.                           500        14,810
National Semiconductor Corporation                 6,000       132,180
OmniVision Technologies, Inc.*                       600         8,154
Semiconductor Manufacturing
  International Corporation ADR*                     700         7,210
Semtech Corporation*                               1,100        18,315
TTM Technologies, Inc.*                            1,900        14,459
Tessera Technologies, Inc.*                          700        23,387
Xilinx, Inc.                                       4,600       117,300
Zoran Corporation*                                 1,089        14,473
                                                           -----------
                                                             1,490,616
                                                           -----------
SOFT DRINKS - 1.1%
Coca-Cola Company                                 11,100       463,425
Coca-Cola Enterprises, Inc.                        2,200        48,422
Cott Corporation*                                  1,300        28,379
PepsiCo, Inc.                                      8,000       431,440
                                                           -----------
                                                               971,666
                                                           -----------
SPECIALIZED FINANCE - 0.0%
Moody's Corporation                                  500        22,480
                                                           -----------
SPECIALTY CHEMICALS - 0.3%
Arch Chemicals, Inc.                                 900        22,464
Ecolab, Inc.                                       3,200       103,552
Ferro Corporation                                  1,000        19,860
Minerals Technologies, Inc.                          300        18,480
Sigma-Aldrich Corporation                          1,800       100,872
Symyx Technologies, Inc.*                          1,100        30,778
Valspar Corporation                                  300        14,487
                                                           -----------
                                                               310,493
                                                           -----------
SPECIALTY STORES - 0.1%
A.C. Moore Arts & Crafts, Inc.*                      900        28,449
Hibbett Sporting Goods, Inc.*                        400        15,136
Petsmart, Inc.                                       700        21,245
Staples, Inc.                                      2,850        60,762
                                                           -----------
                                                               125,592
                                                           -----------

                                                         See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2005                                                        (unaudited)

                                                NUMBER       MARKET
                                               OF SHARES      VALUE
COMMON STOCKS (CONTINUED)

STEEL - 0.0%
Steel Dynamics, Inc.                                 900   $    23,625
                                                           -----------
SYSTEMS SOFTWARE - 1.8%
Borland Software Corporation*                        700         4,802
Macrovision Corporation*                             700        15,778
McAfee, Inc.*                                      4,200       109,956
Microsoft Corporation                             41,900     1,040,796
Oracle Corporation*                               18,100       238,920
Red Hat, Inc.*                                    11,000       144,100
Veritas Software Corporation*                      5,000       122,000
                                                           -----------
                                                             1,676,352
                                                           -----------
TECHNOLOGY DISTRIBUTORS - 0.1%
CDW Corporation                                    1,700        97,053
Tech Data Corporation*                               400        14,644
                                                           -----------
                                                               111,697
                                                           -----------
THRIFTS & MORTGAGE FINANCE - 0.7%
BankAtlantic Bancorp, Inc.                         2,000        37,900
Countrywide Financial Corporation                  2,500        96,525
Fannie Mae                                         5,200       303,680
Golden West Financial Corporation                  1,000        64,380
IndyMac Bancorp, Inc.                                500        20,365
PMI Group, Inc.                                      700        27,286
Radian Group, Inc.                                 1,600        75,552
                                                           -----------
                                                               625,688
                                                           -----------
TOBACCO - 0.9%
Altria Group, Inc.                                12,800       827,648
                                                           -----------
TRADING COMPANIES & DISTRIBUTORS - 0.0%
Hughes Supply, Inc.                                  400        11,240
                                                           -----------
TRUCKING - 0.1%
Dollar Thrifty Automotive Group, Inc.*               800        30,384
Old Dominion Freight Line, Inc.*                     700        18,781
                                                           -----------
                                                                49,165
                                                           -----------
WIRELESS TELECOMMUNICATION SERVICE - 0.7%
America Movil S.A. de C.V. ADR                     1,300        77,493
Crown Castle International Corporation*            6,400       130,048
Nextel Communications, Inc.*                       2,900        93,699
Nextel Partners, Inc.*                             5,600       140,952
SpectraSite, Inc.*                                   400        29,772
Telephone & Data Systems, Inc.                       200         8,162
Telephone & Data Systems, Inc.
(Special Shares)                                     200         7,668
Vodafone Group plc ADR                             5,700       138,624
Western Wireless Corporation*                        300        12,690
Wireless Facilities, Inc.*                         1,600        10,128
                                                           -----------
                                                               649,236
                                                           -----------
TOTAL COMMON STOCKS
(cost $47,645,056)                                          53,523,612
                                                           -----------

FOREIGN COMMON STOCKS - 8.8%

AUSTRALIA - 0.9%
Australia & New Zealand Banking
  Group, Ltd.                                      6,433       106,458
Australian Gas Light Company, Ltd.                 1,502        16,262
Babcock & Brown, Ltd.*                             4,553        47,841
BlueScope Steel, Ltd.                             15,581        97,566
Boral, Ltd.                                       20,419       100,673
CSL, Ltd.                                            801        20,551
Coles Myer, Ltd.                                   7,983        56,245
Downer EDI, Ltd.                                   5,300        21,494
GPT Group*,**                                      6,984        19,396
Macquarie Bank, Ltd.                               1,855        84,331
National Australia Bank, Ltd.                      3,825        89,521
Oil Search, Ltd.                                  17,273        40,347
Pacific Brands, Ltd.                               9,234        15,949
QBE Insurance Group, Ltd.                          4,229        51,579
Qantas Airways, Ltd.                               6,420        16,462
                                                           -----------
                                                               784,675
                                                           -----------
AUSTRIA - 0.1%
Bank Austria Creditanstalt                           657        68,574
                                                           -----------
DENMARK - 0.1%
TDC A/S                                            2,020        86,608
                                                           -----------
FINLAND - 0.1%
Neste Oil Oyj*                                       600        15,540
Nokia Oyj                                          6,432       107,816
                                                           -----------
                                                               123,356
                                                           -----------
FRANCE - 0.9%
Axa                                                2,523        63,117
BNP Paribas S.A.                                   1,776       121,875
Bouygues S.A.                                      1,871        77,580
CNP Assurances                                     1,054        67,481
Casino Guichard-Perrachon S.A.                       564        39,625
Publicis Groupe                                    3,160        93,433
Renault S.A.                                         605        53,379
Sanofi-Aventis                                     1,332       109,462
Thomson                                            2,745        65,780
Total S.A.                                           611       143,682
                                                           -----------
                                                               835,414
                                                           -----------
GERMANY - 0.8%
Adidas-Salomon AG                                    295        49,453
BASF AG                                            1,266        84,272
Bayerische Motoren Werke (BMW) AG                  1,190        54,340
Celesio AG                                           515        40,508
E.On AG                                            1,291       115,124
Hypo Real Estate Holding AG                        1,475        56,215
Metro AG                                           2,255       111,924
Mobilcom AG                                        3,245        70,496
SAP AG                                               535        93,247
Siemens AG                                         1,446       105,600
                                                           -----------
                                                               781,179
                                                           -----------

                                                         See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2005                                                        (unaudited)

                                                NUMBER       MARKET
                                               OF SHARES      VALUE
FOREIGN COMMON STOCKS (CONTINUED)

HONG KONG - 0.3%
China Overseas Land & Investment, Ltd.           104,000   $    19,272
China Shenhua Energy Company, Ltd.*               21,000        20,268
China Telecom Corporation, Ltd.                   75,000        27,025
China Unicom, Ltd.                                12,000        10,115
Espirit Holdings, Ltd.                             6,500        47,052
Hong Kong Electric Holdings, Ltd.                  5,000        22,842
Hutchison Whampoa, Ltd.                            5,700        51,530
Sun Hung Kai Properties, Ltd.                      4,000        39,507
                                                           -----------
                                                               237,611
                                                           -----------
IRELAND - 0.2%
Allied Irish Banks plc                             1,295        27,742
Bank of Ireland                                    3,147        51,114
DCC plc                                            3,129        62,485
                                                           -----------
                                                               141,341
                                                           -----------
ITALY - 0.2%
Eni SpA                                            5,580       143,915
UniCredito Italiano SpA                            7,360        38,904
                                                           -----------
                                                               182,819
                                                           -----------
JAPAN - 1.5%
Aiful Corporation**                                  750        55,926
Aioi Insurance Company, Ltd.                       6,000        30,729
Bank of Fukuoka, Ltd.                              5,000        29,620
Bank of Yokohama, Ltd.                             9,000        52,017
Bridgestone Corporation                            1,000        19,251
Canon, Inc.                                        1,100        57,923
Eisai Company, Ltd.                                  900        30,269
Fanuc, Ltd.                                          700        44,498
Goldcrest Company, Ltd.                              380        21,380
Hamamatsu Photonics K.K.                             800        17,456
Honda Motor Company, Ltd.                            600        29,593
Inpex Corporation                                      3        16,987
KDDI Corporation                                       9        41,630
Kaneka Corporation                                 4,000        44,903
Kirin Brewery Company, Ltd.                        3,000        29,052
Kobayashi Pharmaceutical Company, Ltd.             1,100        30,053
Kyocera Corporation                                  300        22,939
Matsumotokiyoshi Company, Ltd.                       800        21,784
Mitsubishi Corporation                             5,400        73,425
Mitsubishi Tokyo Financial Group, Inc.                 5        42,424
Mitsui Sumitomo Insurance Company, Ltd.            3,000        27,023
Nikon Corporation                                  3,000        33,975
Nippon Steel Corporation                          29,000        67,463
Nippon Yusen Kabushiki Kaisha                      9,000        51,774
Pioneer Corporation                                1,900        28,764
Sony Corporation                                   2,000        68,888
Sumitomo Electric Industries, Ltd.                 2,000        20,486
Sumitomo Trust & Banking Company, Ltd.             9,000        54,777
TDK Corporation                                      400        27,267
Takeda Pharmaceutical Company, Ltd.                1,100        54,551
Tokyo Electric Power Company, Inc.                 2,900        69,163
Toshiba Corporation                               12,000        47,825
Toyota Motor Corporation                           3,100       110,969
Uniden Corporation                                 1,000        15,833
Yamato Transport Company, Ltd.                     2,000        27,772
                                                           -----------
                                                             1,418,389
                                                           -----------
MEXICO - 0.3%
Cemex S.A. de C.V.                                16,948        72,069
Grupo Financiero Banorte S.A. de C.V.             18,504       122,247
Organizacion Soriana S.A. de C.V. (Cl B)*          6,400        26,679
Wal-Mart de Mexico S.A. de C.V.                   15,700        63,899
                                                           -----------
                                                               284,894
                                                           -----------
NETHERLANDS - 0.1%
ABN Amro Holding N.V.                              2,047        50,416
ING Groep N.V.                                     2,112        59,737
Koninklijke (Royal) Philips
  Electronics N.V.                                 1,099        27,799
                                                           -----------
                                                               137,952
                                                           -----------
NORWAY - 0.2%
Statoil ASA                                        4,547        92,897
Telenor ASA                                       10,314        82,472
Yara International ASA                             2,032        32,341
                                                           -----------
                                                               207,710
                                                           -----------
SINGAPORE - 0.1%
DBS Group Holdings, Ltd.                           5,000        42,411
SembCorp Industries, Ltd.                         30,900        48,937
StarHub, Ltd.*                                    24,000        26,051
                                                           -----------
                                                               117,399
                                                           -----------
SPAIN - 0.3%
Acciona S.A.                                       1,237       122,764
Banco Santander Central Hispano S.A.               5,213        60,505
Gestevision Telecinco S.A.                           862        20,198
Iberdrola S.A.                                     2,886        76,215
                                                           -----------
                                                               279,682
                                                           -----------
SWEDEN - 0.4%
Nordea Bank AB                                    12,295       111,741
SSAB Svenskt Stal AB                               2,953        68,040
Skandinaviska Enskilda Banken AB                   3,844        63,967
Svenska Handelsbanken AB                           3,839        78,380
                                                           -----------
                                                               322,128
                                                           -----------
SWITZERLAND - 0.4%
Credit Suisse Group                                2,002        78,962
Holcim, Ltd.                                         640        38,950
Nestle S.A.                                          336        85,989
Novartis AG                                        3,838       182,819
                                                           -----------
                                                               386,720
                                                           -----------

                                                         See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2005                                                        (unaudited)

                                               PRINCIPAL
                                               AMOUNT OR
                                                NUMBER       MARKET
                                               OF SHARES      VALUE
FOREIGN COMMON STOCKS (CONTINUED)

UNITED KINGDOM - 1.9%
Aegis Group plc                                   31,430   $    55,889
Allied Domecq plc                                  4,937        59,750
Anglo American plc                                 2,199        51,533
Arriva plc                                         6,008        58,611
AstraZeneca plc                                    1,127        46,643
Aviva plc                                          3,508        39,093
BAE Systems plc                                    8,210        42,252
BP plc                                            13,726       143,002
Barclays plc                                      17,623       175,551
Bradford & Bingley plc                             7,340        43,035
Centrica plc                                      17,440        72,491
DS Smith plc                                      15,100        39,566
Friends Provident plc                              6,880        22,434
GKN plc                                            5,475        25,357
GlaxoSmithKline plc ADR                            5,474       132,498
HBOS plc                                           6,150        94,815
HSBC Holdings plc                                  2,777        44,281
J. Sainsbury plc                                   4,384        22,405
Persimmon plc                                      2,747        38,339
Rolls-Royce Group plc*                             5,790        29,798
Royal Bank of Scotland Group plc                   4,374       132,360
Shell Transport & Trading Company plc             14,934       145,220
Tesco plc                                          8,955        51,181
Unilever plc                                       8,664        83,590
Vodafone Group plc                                13,782        33,643
WPP Group plc                                      7,546        77,670
                                                           -----------
                                                             1,761,007
                                                           -----------
TOTAL FOREIGN STOCKS
  (cost $6,474,495)                                          8,157,458
                                                           -----------

PREFERRED STOCK - 0.0%

APPAREL, ACCESSORIES & LUXURY GOODS - 0.0%
Anvil Holdings, Inc. (Cl.B)*,(9)                     469         3,283
                                                           -----------
TOTAL PREFERRED STOCK
  (cost $6,135)                                                  3,283
                                                           -----------

WARRANTS - 0.0%
Travelcenters of America,
 $0.001, 05-01-09*,(9)                               150           188
                                                           -----------
TOTAL WARRANTS
  (cost $2)                                                        188
                                                           -----------

MUNICIPAL BONDS - 0.3%

GEORGIA - 0.1%
Atlanta GA Airport Passenger FAC
Charge,
  5.00% - 2033                                 $  90,000        95,075
                                                           -----------
KANSAS - 0.0%
Kansas State Dev Financial Authority
  Revenue, 5.501% - 2034                       $  30,000        32,738
                                                           -----------
NEW YORK - 0.1%
New York, NY General Obligation,
  5.00% - 2015                                 $  60,000        65,429
                                                           -----------

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
OREGON - 0.0%
Oregon State Taxable Pension,
  5.892% - 2027                                $  15,000   $    17,294
                                                           -----------
TEXAS - 0.1%
Houston Texas Utility Systems Revenue,
  5.25% - 2016                                    70,000        78,030
                                                           -----------
TOTAL MUNICIPAL BONDS
  (cost $280,293)                                              288,566
                                                           -----------

CORPORATE BONDS - 7.9%

AEROSPACE & DEFENSE - 0.1%
BE Aerospace, Inc., 8.875% - 2011                 25,000        26,125
United Technologies Corporation,
  5.40% - 2035                                    40,000        42,026
                                                           -----------
                                                                68,151
                                                           -----------
AUTOMOTIVE - 0.3%
Adesa, Inc., 7.625% - 2012                        25,000        25,375
DaimlerChrysler N.A. Holdings,
  6.50% - 2013                                    50,000        54,110
Erac USA Finance Company,
  5.60% - 2015(1,9)                               40,000        41,332
Ford Motor Credit Company:
  4.218% - 2006(3)                                25,000        24,780
  5.80% - 2009                                   120,000       113,916
                                                           -----------
                                                               259,513
                                                           -----------
BANKING - 0.6%
ABN Amro Bank N.V., 7.125% - 2007                 35,000        36,917
BAC Capital Trust VI, 5.625% - 2035               50,000        51,425
BB&T Corporation, 6.50% - 2011                    20,000        22,201
Bank One Corporation, 5.25% - 2013                75,000        77,599
Capital One Bank, 6.50% - 2013                    30,000        33,007
Countrywide Home Loan, 4.125% - 2009              45,000        44,406
First Union Corporation, 6.40% - 2008             20,000        21,114
HSBC Finance Corporation, 5.00% - 2015            50,000        50,390
Huntington National Bank, 4.375% - 2010           45,000        45,044
Northern Trust Company, 4.60% - 2013              25,000        25,216
US Bank NA, 2.87% - 2007                          40,000        39,355
Webster Financial Corporation,
  5.125% - 2014                                   45,000        45,584
Wells Fargo & Company, 3.512% - 2007(3)           55,000        55,039
                                                           -----------
                                                               547,297
                                                           -----------
BROKERAGE - 0.3%
Citigroup, Inc., 5.00% - 2014                     60,000        61,377
Franklin Resources, Inc., 3.70% - 2008            15,000        14,770
Goldman Sachs Group, Inc.,
  6.345% - 2034                                   90,000        97,516
Legg Mason, Inc., 6.75% - 2008                    20,000        21,515
Lehman Brothers Holdings, Inc.,
  3.50% - 2008                                    65,000        63,653
                                                           -----------
                                                               258,831
                                                           -----------

                                                         See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2005                                                        (unaudited)

                                                PRINCIPAL    MARKET
                                                 AMOUNT       VALUE
CORPORATE BONDS (CONTINUED)

BUILDING MATERIALS - 0.1%
Celulosa Arauco y Constitucion S.A.,
  5.125% - 2013                                $  40,000   $    39,615
RMCC Acquisition Company,
  9.50% - 2012(1,9)                               25,000        23,875
WII Components, Inc., 10.00% - 2012               50,000        49,250
                                                           -----------
                                                               112,740
                                                           -----------
CHEMICALS - 0.2%
ARCO Chemical Company, 9.80% - 2020               25,000        28,000
Canwest Media, Inc., 8.00% - 2012                 34,875        36,706
Crystal US Holdings, 0.00% - 2014(2)              16,000        11,120
Dow Chemical Company, 6.125% - 2011               30,000        32,571
Huntsman LLC, 11.625% - 2010                      33,000        38,651
IMC Global, Inc., 10.875% - 2013                  25,000        29,313
Resolution Performance, 9.50% - 2010              25,000        25,750
                                                           -----------
                                                               202,111
                                                           -----------
COMMUNICATIONS - OTHER - 0.0%
Belo Corporation, 8.00% - 2008                     5,000         5,433
News America, Inc., 6.20% - 2034                  25,000        26,237
                                                           -----------
                                                                31,670
                                                           -----------
CONSUMER PRODUCTS - 0.1%
Bunge, Ltd. Finance Corporation,
  4.375% - 2008                                   50,000        50,007
Sealy Mattress Company, 8.25% - 2014              25,000        25,250
Visant Corporation, 7.625% - 2012                 25,000        24,688
                                                           -----------
                                                                99,945
                                                           -----------
DISTRIBUTORS - 0.0%
Atmos Energy Corporation, 4.00% - 2009            45,000        44,025
                                                           -----------
DIVERSIFIED MANUFACTURING - 0.1%
Hawk Corporation, 8.75% - 2014(9)                 25,000        25,375
JLG Industries, Inc., 8.375% - 2012               16,000        16,680
Valmont Industries, Inc., 6.875% - 2014           25,000        25,000
                                                           -----------
                                                                67,055
                                                           -----------
ELECTRIC - 0.5%
AES Corporation, 9.00% - 2015(1,9)                25,000        28,063
Alabama Power Company,
  3.484% - 2009(3)                                35,000        35,022
Black Hills Corporation, 6.50% - 2013             40,000        42,649
CE Electric UK Funding Company,
  6.995% - 2007(1,9)                              35,000        36,700
Centerpoint Energy, Inc., 7.25% - 2010            25,000        27,738
Exelon Generation Company LLC,
  5.35% - 2014                                    35,000        36,299
PPL Capital Funding, 4.33% - 2009                 45,000        44,652
Pacific Gas & Electric Company:
  3.82% - 2006(3)                                  2,000         2,000
  6.05% - 2034                                    35,000        38,573
Pinnacle West Capital Corporation,
  6.40% - 2006                                    40,000        40,539
Progress Energy, Inc., 6.75% - 2006               25,000        25,426
Public Service Company of New Mexico,
  4.40% - 2008                                    40,000        40,029
TXU Energy Company LLC,
  3.92% - 2006(3)                                 10,000        10,001
Westar Energy, Inc., 5.10% - 2020                 25,000        24,937
Western Power Distributors Holdings,
  6.875% - 2007(1,9)                              25,000        26,155
                                                           -----------
                                                               458,783
                                                           -----------
ENERGY - INDEPENDENT - 0.0%
Forest Oil Corporation, 8.00% - 2011              25,000        27,563
                                                           -----------
ENERGY - INTEGRATED - 0.1%
Amerada Hess Corporation,
  7.875% - 2029                                   30,000        37,905
ConocoPhillips, 5.90% - 2032                      40,000        44,937
Westar Energy, Inc., 7.875% - 2007                25,000        26,607
                                                           -----------
                                                               109,449
                                                           -----------
ENERGY - OTHER - 0.0%
Dresser-Rand Group, Inc.,
  7.375% - 2014(1,9)                              25,000        26,000
                                                           -----------
ENTERTAINMENT - 0.1%
AMF Bowling Worldwide, 10.00% - 2010              25,000        25,250
International Speedway Corporation,
  4.20% - 2009                                    20,000        19,812
K2, Inc., 7.375% - 2014                           25,000        26,313
LCE Acquisition Corporation,
  9.00% - 2014(1,9)                               25,000        24,188
Six Flags, Inc., 8.875% - 2010                    25,000        24,375
                                                           -----------
                                                               119,938
                                                           -----------
ENVIRONMENTAL - 0.1%
Allied Waste North America,
  7.875% - 2013                                   25,000        25,563
Casella Waste Systems, Inc.,
  9.75% - 2013                                    25,000        27,000
                                                           -----------
                                                                52,563
                                                           -----------
FINANCIAL - OTHER - 0.2%
Dollar Financial Group, Inc.,
  9.75% - 2011                                    25,000        25,781
Encana Holdings Financial Corporation,
  5.80% - 2014                                    45,000        48,288
IPC Acquisition Corporation,
  11.50% - 2009                                   25,000        27,125
Orion Power Holdings, Inc.,
  12.00% - 2010                                   25,000        29,938
Residential Capital Corporation,
  6.375% - 2010(1,9)                              15,000        15,072
                                                           -----------
                                                               146,204
                                                           -----------

                                                         See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2005                                                        (unaudited)

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
CORPORATE BONDS (CONTINUED)

FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 0.2%
General Motors Acceptance Corporation,
  8.00% - 2031                                 $  30,000   $    26,770
International Lease Finance Corporation,
  6.375% - 2009                                   40,000        42,321
SLM Corporation:
  3.361% - 2009(3)                                55,000        55,112
  4.27% - 2009(3)                                 35,000        34,405
                                                           -----------
                                                               158,608
                                                           -----------
FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 0.3%
CIT Group, Inc., 5.00% - 2015                     70,000        70,293
General Electric Capital Corporation,
  6.00% - 2012                                    60,000        65,437
John Deere Capital Corporation,
  7.00% - 2012                                    45,000        51,628
MBNA America Bank, 4.625% - 2009                  45,000        45,641
                                                           -----------
                                                               232,999
                                                           -----------
FOOD & BEVERAGE - 0.3%
Agrilink Foods, Inc., 11.875% - 2008(9)            6,000         6,203
B&G Foods Holding Corporation,
  8.00% - 2011                                    25,000        25,844
Eircom Funding, 8.25% - 2013                      25,000        27,125
Kraft Foods, Inc., 5.625% - 2011                  45,000        47,737
Le-Nature's, Inc., 9.00% - 2013(1,9)              25,000        26,250
McCormick & Company, Inc.,
  6.40% - 2006                                    65,000        66,171
Pantry, Inc., 7.75% - 2014                        25,000        25,500
Travelcenters of America, Inc.,
  12.75% - 2009                                   50,000        54,500
                                                           -----------
                                                               279,330
                                                           -----------
GAMING - 0.0%
GTECH Holdings Corporation,
  4.50%, 2009                                     20,000        19,732
Harrah's Operating Company, Inc.,
  5.50% - 2010                                    20,000        20,641
                                                           -----------
                                                                40,373
                                                           -----------
HEALTH CARE - 0.3%
Amgen, Inc., 4.00%, 2009                          25,000        24,811
Concentra Operating Corporation,
  9.125% - 2012                                   25,000        26,500
Genesis HealthCare Corporation,
  8.00% - 2013                                    25,000        27,063
Highmark, Inc., 6.80% - 2013(1,9)                 30,000        33,269
Hospira, Inc., 4.95% - 2009                       45,000        45,856
Kroger Company, 8.05% - 2010                      45,000        51,244
Vanguard Health Holdings II,
  9.00% - 2014                                    25,000        27,000
                                                           -----------
                                                               235,743
                                                           -----------
HOME CONSTRUCTION - 0.2%
Lennar Corporation, 5.60% - 2015(1,9)             35,000        35,869
M.D.C. Holdings, Inc., 5.50% - 2013               55,000        56,148
NVR, Inc., 5.00% - 2010                           30,000        30,103
Pulte Homes, Inc., 7.875% - 2011                  35,000        40,608
Ryland Group, 5.375% - 2015                       15,000        15,090
WCI Communities, Inc.:
  10.625% - 2011                                  25,000        27,000
  9.125% - 2012                                   25,000        26,250
                                                           -----------
                                                               231,068
                                                           -----------
INDUSTRIAL - OTHER - 0.1%
Brand Intermediate Holding,
  13.00% - 2013(1,9)                              28,355        29,773
Coleman Cable, Inc., 9.875% - 2012(1,9)           25,000        22,250
                                                           -----------
                                                                52,023
                                                           -----------
INSURANCE - LIFE - 0.5%
AIG Sunamerica Global Finance XII,
  5.30% - 2007(1,9)                               70,000        71,393
Allstate Financial Global Funding,
  5.25% - 2007(1,9)                               45,000        45,818
Genworth Financial, Inc., 5.75% - 2014            40,000        42,898
John Hancock Global Funding II,
  5.625% - 2006(1,9)                              65,000        65,946
MetLife, Inc., 6.125% - 2011                      50,000        54,301
NLV Financial Corporation,
  7.50% - 2033(1,9)                               30,000        34,613
Nationwide Financial Services, Inc.,
  5.90% - 2012                                    50,000        53,999
Principal Life Global, 5.125% - 2013(1,9)         45,000        46,828
Prudential Financial, Inc., 3.75% - 2008          35,000        34,691
Transamerica Capital II, 7.65% - 2026(1,9)        20,000        24,031
                                                           -----------
                                                               474,518
                                                           -----------
INSURANCE - PROPERTY & CASUALTY - 0.1%
Ace INA Holdings, Inc., 5.875% - 2014             35,000        36,678
Fund American Companies, Inc.,
  5.875% - 2013                                   45,000        46,870
Nationwide Mutual Insurance Company,
  6.60% - 2034(1,9)                               25,000        26,090
                                                           -----------
                                                               109,638
                                                           -----------
MEDIA - CABLE - 0.2%
Charter Communications Opt LLC/Cap,
  8.00% - 2012(1,9)                               25,000        24,875
Comcast Cable Communications Holdings,
  8.375% - 2013                                   45,000        54,871
Comcast Corporation, 5.65% - 2035                 25,000        24,895
Hearst-Argyle Television, Inc.,
  7.00% - 2018                                     5,000         5,529
Rogers Cable, Inc., 5.50% - 2014                  40,000        37,700
                                                           -----------
                                                               147,870
                                                           -----------

                                                         See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2005                                                        (unaudited)

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
CORPORATE BONDS (CONTINUED)

MEDIA - NONCABLE - 0.3%
AOL Time Warner, Inc., 7.625% - 2031           $  40,000   $    49,956
Advanstar Communications, Inc.,
  10.75% - 2010                                   25,000        27,313
Affinity Group, Inc., 9.00% - 2012                25,000        25,313
CanWest Media, Inc., 10.625% - 2011               25,000        27,281
Coinmach Corporation, 9.00% - 2010                17,000        17,425
Dex Media Finance/East LLC:
  9.875% - 2009                                   25,000        27,563
  12.125% - 2012                                  32,000        38,320
Fisher Communications, Inc.,
  8.625% - 2014                                   25,000        26,531
Houghton Mifflin Company,
  9.875% - 2013                                   25,000        26,688
Warner Music Group, 7.375% - 2014                 25,000        25,250
XM Satellite Radio, Inc., 12.00% - 2010           15,000        16,875
                                                           -----------
                                                               308,515
                                                           -----------
METALS & MINING - 0.2%
Autocam Corporation, 10.875% - 2014               25,000        16,250
Euromax International plc, 8.50% - 2011           25,000        28,185
Freeport McMoran Resource Partners,
  7.00% - 2008                                    75,000        78,656
Luscar Coal, Ltd., 9.75% - 2011                   25,000        27,500
Newmont Mining Corporation,
  5.875% - 2035                                   50,000        50,951
Russel Metals, Inc., 6.375% - 2014                25,000        23,375
                                                           -----------
                                                               224,917
                                                           -----------
OIL FIELD SERVICES - 0.5%
Baker Hughes, Inc., 6.875% - 2029                 55,000        68,815
Chesapeake Energy Corporation,
  9.00% - 2012                                    25,000        28,500
Devon Financing Corporation, ULC,
  7.875% - 2031                                   35,000        45,525
Diamond Offshore Drilling:
  5.15% - 2014                                    25,000        25,603
  4.875% - 2015(1,9)                              30,000        29,986
Encore Acquisition Company,
  8.375% - 2012                                   25,000        27,125
Grant Prideco, Inc., 9.00% - 2009                 25,000        27,375
Hilcorp Energy/Finance, 10.50% - 2010(1,9)        50,000        55,250
Pemex Project Funding Master Trust:
  4.71% - 2010(1,3,9)                             45,000        46,417
  7.375% - 2014                                   30,000        33,645
XTO Energy, Inc., 6.25% - 2013                    30,000        32,467
                                                           -----------
                                                               420,708
                                                           -----------
PACKAGING - 0.1%
BWAY Corporation, 10.00% - 2010                   25,000        25,812
Graphic Packaging International Corporation,
  8.50% - 2011                                    25,000        25,750
Owens-Brockway Glass Containers:
  8.875% - 2009                                   25,000        26,562
  8.75% - 2012                                    25,000        27,562
Owens-Illinois, Inc., 7.35% - 2008                25,000        25,937
                                                           -----------
                                                               131,623
                                                           -----------

PAPER - 0.1%
Boise Cascade LLC, 7.125% - 2014(1,9)             25,000        24,562
Sealed Air Corporation, 5.375% - 2008(1,9)        40,000        40,963
                                                           -----------
                                                                65,525
                                                           -----------
PHARMACEUTICALS - 0.1%
AmerisourceBergen Corporation,
  8.125% - 2008                                   25,000        27,125
GlaxoSmithKline Capital, Inc.,
  5.375% - 2034                                   30,000        31,991
VWR International, Inc., 6.875% - 2012            25,000        24,625
                                                           -----------
                                                                83,741
                                                           -----------
PIPELINES - 0.2%
ANR Pipeline Company, 8.875% - 2010               25,000        27,423
Duke Capital LLC:
  4.302% - 2006                                   25,000        25,052
  6.25% - 2013                                    40,000        43,181
Dynegy-Roseton Danskamme,
  7.27% - 2010                                    25,000        25,125
Kaneb Pipe Line Operating Partnership LP,
  7.75% - 2012                                    20,000        22,911
Panhandle Eastern Pipe Line Company,
  4.80% - 2008                                    20,000        20,248
TGT Pipeline LLC, 5.50% - 2017(1,9)               10,000        10,390
Williams Companies, Inc.:
  7.75% - 2031                                    25,000        27,562
  8.75% - 2032                                    25,000        30,031
                                                           -----------
                                                               231,923
                                                           -----------
RAILROADS - 0.1%
Canadian National Railway Company,
  6.25% - 2034                                    45,000        51,899
Norfolk Southern Corporation,
  6.00% - 2008                                    50,000        52,166
                                                           -----------
                                                               104,065
                                                           -----------
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Developers Diversified Realty Corporation,
  3.875% - 2009                                   35,000        33,996
EOP Operating LP, 4.65% - 2010                    35,000        34,917
iStar Financial, Inc., 5.125% - 2011              40,000        39,843
Simon Property Group, LP, 3.75% - 2009            45,000        43,800
                                                           -----------
                                                               152,556
                                                           -----------
REFINING - 0.0%
Denbury Resources, Inc., 7.50% - 2013             25,000        26,187
                                                           -----------
RESTAURANTS - 0.0%
Perkins Family Restaurants,
  10.125% - 2007                                  25,000        25,250
                                                           -----------

                                                         See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2005                                                        (unaudited)

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
CORPORATE BONDS (CONTNUED)

RETAILERS - 0.1%
CVS Corporation, 4.00% - 2009                  $  25,000   $    24,771
Jean Coutu Group (PJC), Inc.,
  7.625% - 2012                                   25,000        25,812
Yum! Brands, Inc., 7.70% - 2012                   45,000        52,842
                                                           -----------
                                                               103,425
                                                           -----------
SERVICES - 0.1%
Brickman Group, Ltd., 11.75% - 2009               25,000        28,312
Petroleum Helicopters, Inc.,
  9.375% - 2009                                   25,000        26,312
                                                           -----------
                                                                54,624
                                                           -----------
SUPERMARKETS - 0.0%
Jitney-Jungle Stores, 12.00% - 2006(5,6,9)        75,000             -
                                                           -----------
TECHNOLOGY - 0.1%
Freescale Semiconductor, 7.125% - 2014            25,000        26,875
Lucent Technologies, 5.50% - 2008                 25,000        24,812
Stats Chippac, Ltd., 6.75%, 2011                  25,000        24,000
                                                           -----------
                                                                75,687
                                                           -----------
TELECOMMUNICATIONS - WIRELESS - 0.7%
AT&T Wireless, 8.75% - 2031                       35,000        49,057
America Movil S.A. de C.V., 5.50% - 2014          25,000        24,998
Call-Net Enterprises, Inc.,
  10.625% - 2008                                  25,000        26,937
Centennial Communications,
  8.125% - 2014                                   25,000        26,625
Deutsche Telekom International Finance
  B.V., 8.75% - 2030                              35,000        47,389
Inmarsat Finance plc, 7.625% - 2012               25,000        26,375
Motorola, Inc., 5.80% - 2008                      50,000        52,199
Rogers Wireless Communications, Inc.,
  9.625% - 2011                                  100,000       117,375
Sprint Capital Corporation,
  7.625% - 2011                                   50,000        57,104
Syniverse Technologies, Inc.,
  12.75% - 2009                                   25,000        27,719
Telus Corporation, 8.00% - 2011                   30,000        35,085
Time Warner Telecom LLC, 9.75% - 2008             25,000        25,125
Ubiquitel Operating Company,
  9.875% - 2011                                   25,000        27,438
US Unwired, Inc., 10.00% - 2012                   25,000        27,812
Verizon Global Funding Corporation,
  7.75% - 2030                                    40,000        51,650
                                                           -----------
                                                               622,888
                                                           -----------
TELECOMMUNICATIONS - WIRELINES - 0.1%
Telecom Italia Capital, 5.25% - 2013              40,000        40,608
Telefonos de Mexico S.A., 5.50% - 2015(1,9)       30,000        29,779
                                                           -----------
                                                                70,387
                                                           -----------
TEXTILE - 0.0%
Collins & Aikman Floor Cover,
  9.75% - 2010                                    25,000        25,875
                                                           -----------
TOTAL CORPORATE BONDS
  (cost $7,166,243)                                          7,321,904
                                                           -----------

FOREIGN BONDS - 0.2%

CAYMAN ISLANDS - 0.0%
Transocean, Inc., 7.50% - 2031                    30,000        39,215
                                                           -----------
FRANCE - 0.1%
France Telecom S.A., 8.50% - 2011(2)              40,000        46,419
                                                           -----------
UNITED KINGDOM - 0.1%
HBOS plc, 6.00% - 2033(1,9)                       40,000        44,655
                                                           -----------
TOTAL FOREIGN BONDS
  (cost $118,481)                                              130,289
                                                           -----------

FOREIGN GOVERNMENT BONDS - 0.1%

MEXICO - 0.0%
United Mexican States, 6.375% - 2013              45,000        48,308
                                                           -----------
SOUTH AFRICA - 0.1%
Republic of South Africa, 6.50% - 2014            65,000        72,556
                                                           -----------
TOTAL FOREIGN GOVERNMENT BONDS
  (cost $112,848)                                              120,864
                                                           -----------

MORTGAGE BACKED SECURITIES - 8.1%

U.S GOVERNMENT SPONSORED AGENCIES - 6.3%
Federal Home Loan Mortgage Corporation:
  #M80714, 5.00% - 2008                           38,935        39,440
  #E81544, 6.00% - 2009                          283,341       289,459
  FHR 2631 IG, 4.50% - 2011(7,9)                 164,000         9,708
  FHR 2614 IH, 4.50% - 2016(7,9)                 102,000        15,004
  FHR 2631 PC, 4.50% - 2016                      500,000       500,049
  #B10343, 5.00% - 2018                           10,357        10,482
  #E99933, 5.00% - 2018                            6,611         6,690
  #E99966, 5.00% - 2018                           37,132        37,579
  FHR 2681 PC, 5.00% - 2019                      100,000       101,700
  FHR 2882 YB, 5.00% - 2027                       50,000        50,626
  FHR 2890 PB, 5.00% - 2027                      150,000       151,737
  #1B0527, 4.573% - 2032(3)                       25,647        25,846
  #C72128, 6.00% - 2032                          101,829       104,517
  #C68205, 7.00% - 2032                           14,709        15,488
  #G01628, 6.00% - 2033                          208,369       213,800
  TBA, 5.00% - 2035(4)                            79,000        79,000

Federal National Mortgage Association:
  FNR 2003-92 NM, 3.50% - 2013                    75,000        73,985
  #323322, 6.00% - 2013                           85,295        88,264
  FNR 2002-74 PJ, 5.00% - 2015                   150,000       151,723
  #254140, 5.50% - 2017                            8,616         8,851
  #254234, 5.50% - 2017                            8,301         8,527
  #625931, 5.50% - 2017                            7,842         8,056
  #357280, 6.50% - 2017                           36,525        38,040
  #254720, 4.50% - 2018                          155,343       154,748
  #555345, 5.50% - 2018                            8,634         8,870
  #555446, 5.50% - 2018                           13,599        13,970
  #555526, 5.50% - 2018                          194,142       199,430
  #555693, 5.50% - 2018                          115,287       118,427
  #357475, 4.50% - 2019                          192,179       191,443
  #255357, 5.50% - 2019                          292,927       300,893

                                                         See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2005                                                        (unaudited)

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
MORTGAGE BACKED SECURITES (CONTINUED)

U.S. GOVERNMENT SPONSORED AGENCIES (CONTINUED)
Federal National Mortgage Association (continued)
  #725528, 5.50% - 2019                        $  19,785   $    20,322
  #789885, 5.50% - 2019                           23,554        24,194
  #735439, 6.00%, 2019                           249,051       257,584
  FNR 2003-40 NI, 5.50% - 2028(7,9)               41,378         2,250
  #254514, 5.50% - 2032                            4,542         4,609
  #254550, 6.50% - 2032                           33,557        34,787
  #545759, 6.50% - 2032                          200,199       207,256
  #650075, 6.50% - 2032                           30,741        31,868
  TBA, 5.00% - 2033(4)                           517,000       515,869
  #254767, 5.50% - 2033                          222,536       225,784
  #254983, 5.50% - 2033                          105,204       106,740
  #744692, 5.50% - 2033                           49,970        50,700
  #744750, 5.50% - 2033                           22,169        22,492
  #747387, 5.50% - 2033                           28,521        28,938
  #747549, 5.50% - 2033                            9,690         9,831
  #750362, 5.50% - 2033                           43,319        43,951
  #756190, 5.50% - 2033                           51,364        52,114
  #555417, 6.00% - 2033                          133,325       136,860
  #255028, 5.50% - 2034                           26,053        26,425
  #762076, 5.50% - 2034                           60,809        61,696
  #789293, 5.50% - 2034                          182,238       184,977
  #796104, 5.50% - 2034                           49,437        50,142
  #804395, 5.50% - 2034                          145,087       147,157
  #255459, 6.00% - 2034                           67,262        68,982
  #725690, 6.00% - 2034                           72,689        74,548
  #725704, 6.00% - 2034                           75,417        77,348
  TBA, 6.00% - 2034(4)                           275,000       281,875

Fannie Mae Strip,
  6.50% - 2032(7,9)                               22,907         4,052

Fannie Mae Whole Loan,
  2003-W16 AF3, 2.91% - 2033                      30,232        30,115
                                                           -----------
                                                             5,799,818
                                                           -----------
U.S. GOVERNMENT SPONSORED SECURITIES - 1.8%
Government National Mortgage Association:
  #780766, 7.00% - 2013                           13,351        13,773
  #781312, 7.00% - 2013                           42,084        44,160
  #67365, 11.50% - 2013                            2,937         3,287
   2004-23 B, 2.946% - 2019                       55,000        53,080
  #427029, 8.50% - 2026                           10,577        11,550
  #604639, 5.00% - 2033                          101,337       102,267
  #612919, 5.00% - 2033                          289,687       292,347
  #615278, 5.00% - 2033                          119,602       120,700
 II #2102, 8.00% - 2025                            1,978         2,130
 II #3442, 5.00% - 2033                          239,181       240,567
 II #3458, 5.00% - 2033                           67,657        68,066
 II #3490, 6.50% - 2033                           20,052        20,871
 II #3500, 5.50% - 2034                          278,090       283,662
 II #3513, 5.00% - 2034                           85,346        85,844
 II #3529, 5.00% - 2034                           21,608        21,734
 II #3544, 5.50% - 2034                          187,945       191,710
 II #3517, 6.00% - 2034                           61,988        63,847
 II #3612, 6.50% - 2034                           37,268        38,789
                                                           -----------
                                                             1,658,384
                                                           -----------
TOTAL MORTGAGE BACKED SECURITIES
  (cost $7,446,177)                                          7,458,202
                                                           -----------

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 1.7%
Federal Home Loan Bank:
  2.97%, 07-01-05                                195,000       195,000
  5.75% - 2012                                    10,000        10,957

Federal Home Loan Mortgage Corporation,
  2.75% - 2008                                   145,000       141,076

Federal National Mortgage Association:
  3.25% - 2008                                   690,000       677,162
  3.375% - 2008                                  185,000       181,782
  7.125% - 2010                                  105,000       119,582
  6.00% - 2011                                   112,000       123,177
  4.375% - 2012                                  105,000       107,237
                                                           -----------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
  (cost $1,543,008)                                          1,555,973
                                                           -----------

U.S. GOVERNMENT SECURITIES - 12.0%
U.S. Treasury Bonds:
  4.00% - 2009                                   705,000       712,601
  3.50% - 2010                                   985,000       975,112
  4.25% - 2013                                   490,000       501,963
  8.50% - 2020                                   355,000       520,685
  6.25% - 2023                                   210,000       261,704
  6.00% - 2026                                   150,000       184,815
  6.375% - 2027                                   80,000       103,722
  5.50% - 2028                                   325,000       382,726
  6.25% - 2030                                    25,000        32,563
  5.375% - 2031                                   50,000        59,000

U.S. Treasury Notes:
  1.875% - 2005                                  350,000       347,963
  2.00% - 2005                                   415,000       414,173
  6.50% - 2005                                   340,000       341,381
  1.50% - 2006                                    10,000         9,855
  3.50% - 2006                                   825,000       824,065
  3.00% - 2007                                   700,000       689,828
  3.25% - 2007                                   445,000       441,402
  3.375% - 2008                                  450,000       445,448
  5.75% - 2010(8)                              1,525,000     1,666,718
  5.00% - 2011(8)                              1,380,000     1,471,264
  4.75% - 2014                                    20,000        21,222

Treasury Inflation Index:
  3.625% - 2008                                  122,100       129,202
  2.00% - 2014                                   241,474       248,822
  2.375% - 2025                                  231,199       253,081
                                                           -----------
TOTAL U.S. GOVERNMENT SECURITIES
  (cost $10,877,484)                                        11,039,315
                                                           -----------

                                                         See accompanying notes.

                                                                        SERIES N
Schedule of Investments                        (MANAGED ASSET ALLOCATION SERIES)
June 30, 2005                                                        (unaudited)

                                               PRINCIPAL     MARKET
                                                AMOUNT       VALUE
ASSET BACKED SECURITIES - 2.2%

AUTO - 0.1%
Chase Manhattan Auto Owner Trust,
  2003-A A4, 2.06% - 2009                      $  70,000   $    68,137
Harley-Davidson Motorcycle Trust,
  2001-1 B, 5.29% - 2009                          14,447        14,474
                                                           -----------
                                                                82,611
                                                           -----------
CREDIT CARDS - 0.1%
Citibank Credit Card Issuance Trust,
  2000-A1 A1, 6.90% - 2007                        50,000        50,458
                                                           -----------
HOME EQUITY LOANS - 1.8%
Bank of America Commercial Mortgage, Inc.:
  2003-L 2A2, 4.347% - 2034(3)                   137,405       136,794
  2004-A 2A2, 4.184% - 2034(3)                    81,472        80,843
  2004-D 2A2, 4.230% - 2034(3)                     5,847         5,812
  2004-H, 2A2, 4.817% - 2034(3)                   38,483        38,668
  2004-I, 3A2, 5.008% - 2034(3)                   38,245        38,349
  2003-1 A2, 4.648% - 2036                        75,000        76,049
  2004-6 A1, 3.801% - 2042                        18,479        18,355
BankBoston Home Equity Loan Trust,
  1998-1 A6, 6.35% - 2013                         56,375        57,462
Bear Stearns Commercial Mortgage
  Securities, Inc.:
  2004-PWR6 A1, 3.688% - 2041                     15,219        15,102
  2005-PWR8 A4, 4.674% - 2041                    125,000       125,982
Chase Funding Mortgage Loan,
  2002-2 1M1, 5.599% - 2031                       20,000        20,174
Citigroup Commercial Mortgage Trust,
  2004-C2 A1, 3.787% - 2041                       13,938        13,836
Commercial Mortgage, 2005-LP5,
  A1, 4.235% - 2043                               97,519        97,702
Countrywide Asset-Backed Certificates,
  2003-5 AF3, 3.613% - 2030                       58,807        58,573
DLJ Commercial Mortgage Corporation,
  1999-CG2 A1B, 7.30% - 2032                      75,000        82,923
GMAC Commercial Mortgage Securities, Inc.,
  2001-C2 A2, 6.70% - 2034                       125,000       139,391
Greenwich Capital Commercial Funding
  Corporation, 2004-GG1 A2,
  3.835% - 2036                                   84,887        84,402
JP Morgan Chase Commercial Mortgage
  Securities Corporation:
  2001-CIBC A3, 6.26% - 2033                     105,000       114,530
  2001-CIB2 A2, 6.244% - 2035                     75,000        78,456
LB-UBS Commercial Mortgage Trust,
  2004-C4 A2, 4.567% - 2029                       75,000        75,840
Morgan Stanley Dean Witter Capital,
  2002-TOP7 A2, 5.98% - 2039                     200,000       217,754
New Century Home Equity Loan Trust:
  2005-A A6, 4.954% - 2035(2)                     50,000        50,406
  2005-A M2, 5.344% - 2035(2)                     45,000        45,373
Washington Mutual, 2004-AR1 A,
  4.229% - 2034                                   42,229        41,875
                                                           -----------
                                                             1,714,651
                                                           -----------

                                               PRINCIPAL
                                               AMOUNT OR
                                                NUMBER       MARKET
                                               OF SHARES      VALUE
ASSET BACKED SECURITIES (CONTINUED)

OTHER - 0.2%
Peco Energy Transition Trust,
  2001-A A1, 6.52% - 2010                      $ 100,000   $   110,361
Reliant Energy Transition Bond Company, LLC,
  2001-1 A4, 5.63% - 2015                      $  75,000        80,383
                                                           -----------
                                                               190,744
                                                           -----------
TOTAL ASSET BACKED SECURITIES
  (cost $2,029,463)                                          2,038,464
                                                           -----------

SHORT TERM INVESTMENTS - 0.4%
State Street GA Money Market Fund                 16,505        16,505
T. Rowe Price Reserve Investment Fund            351,185       351,185
                                                           -----------
TOTAL SHORT TERM INVESTMENTS
  (cost $367,690)                                              367,690
                                                           -----------
TOTAL INVESTMENTS - 99.6%
  (cost $84,067,375)                                        92,005,808
CASH AND OTHER ASSETS, LESS LIABILITIES - 0.4%                 382,922
                                                           -----------
TOTAL NET ASSETS - 100.0%                                  $92,388,730
                                                           ===========

For federal income tax purposes, the identified cost of investments owned at June 30, 2005 was $84,842,911.

*Non-income producing security

**Passive Foreign Investment Company

ADR (American Depositary Receipt)

LP (Limited Partnership)

plc (public limited company)

(1) Security is a 144A security. The total market value of 144A securities is $990,392 (cost $965,573), or 1.1% of total net assets.

(2) Security is a step bond. Rate indicated is rate effective at June 30, 2005.

(3)   Variable rate security. Rate indicated is rate effective at June 30, 2005.

(4)   Securities represent a "when issued" investment.

(5) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts ot $0, or 0.0% or net assets.

(6)   Security is in default due to bankruptcy.

(7)   Interest only security.

(8)   Security is segregated as collateral for "when issued" investments.

(9) Security is a illiquid security. The total market value of illiquid securities is $1,056,454 (cost $1,137,490) or 1.1% of total net assets.

                                                         See accompanying notes.

                                                                        SERIES N
                                               (MANAGED ASSET ALLOCATION SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2005

ASSETS:
Investments, at value(1) ......................            $92,005,808
Cash denominated in a foreign currency,
  at value(2)..................................                 18,378
Receivables:
  Fund shares sold.............................                 55,163
  Securities sold..............................              2,820,781
  Interest.....................................                327,413
  Dividends....................................                 81,355
Foreign taxes recoverable......................                  4,106
Prepaid expenses...............................                    407
                                                           -----------
Total assets...................................             95,313,411
                                                           -----------

LIABILITIES:
Payable for:
  Securities purchased.........................              2,695,887
  Fund shares redeemed.........................                 96,288
  Management fees..............................                 76,217
  Custodian fees...............................                    123
  Transfer agent and administration fees.......                 43,135
  Professional fees............................                  7,219
  Other........................................                  5,812
                                                           -----------
Total liabilities..............................              2,924,681
                                                           -----------
NET ASSETS.....................................            $92,388,730
                                                           ===========

NET ASSETS CONSIST OF:
Paid in capital................................            $78,900,376
Accumulated undistributed net
  investment income............................              2,166,883
Accumulated undistributed net realized gain
  on sale of investments and foreign
  currency transactions........................              3,385,197
Net unrealized appreciation on value of
  investments and translation of assets and
  liabilities in foreign currency..............              7,936,274
                                                           -----------
Net assets.....................................            $92,388,730
                                                           ===========

Capital shares authorized......................             indefinite
Capital shares outstanding.....................              5,815,936
Net asset value and redemption price
  per share (net assets divided by
  shares outstanding)..........................            $     15.89
                                                           ===========

(1)Investments, at cost........................            $84,067,375
(2)Cash denominated in a foreign currency,
  at cost......................................                 18,547

Statement of Operations
For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
  Dividends....................................            $   650,670
  Interest.....................................                740,034
                                                           -----------
                                                             1,390,704
  Less: Foreign tax expense....................                (27,561)
                                                           -----------
  Total investment income......................              1,363,143
                                                           -----------

EXPENSES:
  Management fees..............................                456,150
  Custodian fees...............................                 25,538
  Transfer agent/maintenance fees..............                 12,600
  Administration fees..........................                128,189
  Directors' fees..............................                  2,343
  Professional fees............................                  8,473
  Reports to shareholders......................                  2,466
  Other expenses...............................                  2,570
                                                           -----------
  Total expenses...............................                638,329
  Less: Earnings credits.......................                   (343)
                                                           -----------
  Net expenses.................................                637,986
                                                           -----------
  Net investment income........................                725,157
                                                           -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
  Investments..................................              3,400,359
  Foreign currency transactions................                (14,657)
                                                           -----------
  Net realized gain............................              3,385,702
                                                           -----------

Net unrealized depreciation
    during the period on:
  Investments..................................             (3,971,314)
  Translation of assets and liabilities
    in foreign currencies........................               (1,272)
                                                           -----------
  Net unrealized depreciation..................             (3,972,586)
                                                           -----------
  Net loss.....................................               (586,884)
                                                           -----------
   Net increase in net assets resulting from
   operations..................................            $   138,273
                                                           ===========

                                                         See accompanying notes.

                                                                        SERIES N
Statement of Changes in Net Assets             (MANAGED ASSET ALLOCATION SERIES)

                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 2005        YEAR ENDED
                                                                                              (UNAUDITED)      DECEMBER 31, 2004
                                                                                            ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income...................................................................  $        725,157   $       1,544,640
  Net realized gain during the period on investments and foreign currency transactions....         3,385,702           5,252,819
  Net unrealized appreciation (depreciation) during the period on investments
    and translation of assets and liabilities in foreign currencies.......................        (3,972,586)          2,242,853
                                                                                            ----------------   -----------------
  Net increase in net assets resulting from operations....................................           138,273           9,040,312
                                                                                            ----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...................................................................                 -            (456,463)
                                                                                            ----------------   -----------------
  Total distributions to shareholders.....................................................                 -            (456,463)
                                                                                            ----------------   -----------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares............................................................         9,259,831          21,550,471
  Distributions reinvested................................................................                 -             456,463
  Cost of shares redeemed.................................................................       (10,096,832)        (23,886,592)
                                                                                            ----------------   -----------------
  Net decrease from capital share transactions............................................          (837,001)         (1,879,658)
                                                                                            ----------------   -----------------
  Net increase (decrease) in net assets...................................................          (698,728)          6,704,191
                                                                                            ----------------   -----------------

NET ASSETS:
  Beginning of period.....................................................................        93,087,458          86,383,267
                                                                                            ----------------   -----------------
  End of period...........................................................................  $     92,388,730   $      93,087,458
                                                                                            ================   =================

  Accumulated undistributed net investment income at end of period........................  $      2,166,883   $       1,441,726
                                                                                            ================   =================
CAPITAL SHARE ACTIVITY:
  Shares sold.............................................................................           589,274           1,456,044
  Shares reinvested.......................................................................                 -              31,052
  Shares redeemed.........................................................................          (642,825)         (1,618,357)
                                                                                            ----------------   -----------------
  Total capital share activity............................................................           (53,551)           (131,261)
                                                                                            ================   =================

                                                         See accompanying notes.

                                                                        SERIES N
Financial Highlights                           (MANAGED ASSET ALLOCATION SERIES)

Selected data for each share of capital stock outstanding throughout each period

                                                             SIX MONTHS                                              YEAR ENDED
                                                           ENDED JUNE 30,                                            DECEMBER 31,
                                                              2005(d)       2004       2003       2002      2001         2000
                                                           --------------  -------   --------   --------   -------  -------------
PER SHARE DATA
Net asset value, beginning of period                          $  15.86     $ 14.40   $  11.80   $  13.63   $ 16.08     $ 16.94
                                                              --------     -------   --------   --------   -------     -------
Income (loss) from investment operations:
Net investment income (loss)                                      0.13        0.27       0.23       0.30      0.33        0.39
Net gain (loss) on securities (realized and unrealized)          (0.10)       1.27       2.59      (1.59)    (1.10)      (0.52)
                                                              --------     -------   --------   --------   -------     -------
Total from investment operations                                  0.03        1.54       2.82      (1.29)    (0.77)      (0.13)
                                                              --------     -------   --------   --------   -------     -------
Less distributions:
Dividends from net investment income                                 -       (0.08)     (0.22)     (0.54)    (0.44)      (0.04)
Distributions from realized gains                                    -           -          -          -     (1.24)      (0.69)
                                                              --------     -------   --------   --------   -------     -------
Total distributions                                                  -       (0.08)     (0.22)     (0.54)    (1.68)      (0.73)
                                                              --------     -------   --------   --------   -------     -------
Net asset value, end of period                                $  15.89     $ 15.86   $  14.40   $  11.80   $ 13.63     $ 16.08
                                                              ========     =======   ========   ========   =======     =======
                                                              --------     -------   --------   --------   -------     -------
TOTAL RETURN(a)                                                   0.19%      10.72%     23.90%     (9.63%)   (5.08%)      0.90%)
                                                              ========     =======   ========   ========   =======     =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                      $ 92,389     $93,087   $ 86,383   $ 67,762   $87,348     $88,581
                                                              --------     -------   --------   --------   -------     -------
Ratios to average net assets:
Net investment income (loss)                                      1.59%       1.75%      1.86%      2.22%     2.34%       2.31%
Total expenses                                                    1.40%       1.39%      1.23%      1.26%     1.25%       1.25%
Gross expenses(b)                                                 1.40%       1.39%      1.23%      1.26%     1.25%       1.25%
Net expenses(c)                                                   1.40%       1.39%      1.23%      1.26%     1.25%       1.25%
                                                              --------     -------   --------   --------   -------     -------
Portfolio turnover rate                                             82%         79%        98%       116%       98%         44%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(d) Unaudited figures for the six months ended June 30, 2005. Percentage amounts for the period, except total return, have been annualized.

                                                         See accompanying notes.

                                    SERIES O
                              EQUITY INCOME SERIES

                     T. ROWE PRICE [T. ROWE PRICE (R) LOGO]
                             INVEST WITH CONFIDENCE

                                   SUBADVISOR,
                          T. ROW PRICE ASSOCIATES, INC.

                                                                        SERIES O
Performance Summary                                       (EQUITY INCOME SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

SERIES 0 VS. S&P 500 INDEX

                                  [PERFORMANCE GRAPH]

INCEPTION         SBL FUND SERIES O        S&P 500 INDEX
  DATE                  VALUE                  VALUE
06/30/95              10,000.00              10,000.00
09/30/95              10,725.65              10,794.93
12/31/95              11,630.22              11,444.97
03/31/96              12,196.82              12,058.82
06/30/96              12,554.67              12,599.47
09/30/96              13,004.15              12,988.97
12/31/96              13,960.77              14,072.28
03/31/97              14,359.37              14,449.11
06/30/97              15,983.64              16,971.94
09/30/97              17,234.20              18,244.69
12/31/97              17,926.00              18,769.20
03/31/98              19,521.52              21,387.53
06/30/98              19,042.27              22,093.98
09/30/98              17,604.51              19,895.45
12/31/98              19,542.82              24,130.87
03/31/99              19,359.17              25,336.69
06/30/99              21,884.28              27,122.26
09/30/99              19,996.14              25,428.31
12/31/99              20,154.38              29,211.65
03/31/00              19,547.53              29,883.04
06/30/00              19,570.87              29,090.61
09/30/00              20,892.02              28,809.23
12/31/00              22,746.80              26,557.09
03/31/01              22,096.72              23,409.89
06/30/01              23,349.93              24,780.71
09/30/01              21,390.90              21,145.54
12/31/01              23,047.43              23,406.44
03/31/02              24,103.84              23,470.05
06/30/02              22,177.33              20,326.43
09/30/02              18,294.43              16,815.89
12/31/02              19,952.93              18,236.10
03/31/03              18,725.76              17,661.77
06/30/03              21,846.72              20,380.45
09/30/03              22,160.56              20,919.84
12/31/03              24,990.84              23,467.13
03/31/04              25,439.87              23,865.23
06/30/04              25,749.55              24,274.32
09/30/04              26,224.95              23,819.23
12/31/04              28,597.76              26,018.64
03/31/05              28,411.66              25,458.12
06/30/05              28,458.18              25,804.68

                              $10,000 OVER 10 YEARS

The chart above assumes a hypothetical $10,000 investment in Series O (Equity Income Series) on June 30, 1995 and reflects the fees and expenses of Series O.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                    15.83%
Consumer Staples                           8.64
Energy                                     8.86
Financials                                18.78
Health Care                                8.55
Industrials                               11.83
Information Technology                     7.38
Materials                                  4.53
Telecommunication Services                 5.63
Utilities                                  5.31
Convertible Bond                           0.37
Temporary cash investments                 4.62
Liabilities, less cash & other assets     (0.33)

AVERAGE ANNUAL RETURNS

YEARS ENDED 06-30-05(1)       1 YEAR        5 YEARS        10 YEARS
-----------------------       ------        -------        --------
Series O                       9.21%         7.78%          11.03%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

      The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                         See accompanying notes.

                                                                        SERIES O
Performance Summary                                       (EQUITY INCOME SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 - June 30, 2005.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

FUND EXPENSES

                                         BEGINNING          ENDING          EXPENSES PAID
                                      ACCOUNT VALUE      ACCOUNT VALUE         DURING
                                         01-01-05         06-30-05 (1)        PERIOD (2)
Series O (Equity Income Series)
   Actual                               $1,000.00        $      995.10         $   5.59
   Hypothetical                          1,000.00             1,019.14             5.66

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2005 to June 30, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2005 to June 30, 2005 was (0.49%).

(2) Expenses are equal to the Series annualized expense ratio 1.13% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES O
Schedule of Investments                                   (EQUITY INCOME SERIES)
June 30, 2005                                                        (unaudited)

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                          NUMBER           MARKET
                                                         OF SHARES         VALUE
CONVERTIBLE BOND - 0.4%

COMMUNICATIONS - 0.4%
Lucent Technologies, Inc., 8.00% - 2031                  $ 895,000      $   919,613
                                                                        -----------
TOTAL CONVERTIBLE BOND
   (cost $650,702)                                                          919,613
                                                                        -----------

PREFERRED STOCK - 0.2%

LIFE & HEALTH INSURANCE - 0.2%
UnumProvident Corporation                                   20,500          604,750
                                                                        -----------
TOTAL PREFERRED STOCK
   (cost $512,500)                                                          604,750
                                                                        -----------

COMMON STOCKS - 93.7%

AEROSPACE & DEFENSE - 4.0%
Honeywell International, Inc.                               95,400        3,494,502
Lockheed Martin Corporation                                 39,800        2,581,826
Raytheon Company                                            56,400        2,206,368
Rockwell Colllins, Inc.                                     32,100        1,530,528
                                                                        -----------
                                                                          9,813,224
                                                                        -----------
ALUMINUM - 0.7%
Alcoa, Inc.                                                 63,700        1,664,481
                                                                        -----------
ASSET MANAGEMENT & CUSTODY BANKS - 2.3%
Janus Capital Group, Inc.                                   21,600          324,864
Mellon Financial Corporation                                80,900        2,321,021
Northern Trust Corporation                                  17,300          788,707
State Street Corporation                                    48,500        2,340,125
                                                                        -----------
                                                                          5,774,717
                                                                        -----------
AUTOMOBILE MANUFACTURERS - 0.2%
General Motors Corporation                                  16,100          547,400
                                                                        -----------
BIOTECHNOLOGY - 0.6%
MedImmune, Inc.*                                            58,500        1,563,120
                                                                        -----------
BREWERS - 1.2%
Anheuser-Busch Companies, Inc.                              64,400        2,946,300
                                                                        -----------
BROADCASTING & CABLE TV - 1.3%
Comcast Corporation*                                        94,692        2,907,044
EchoStar Communications Corporation                         12,700          382,905
                                                                        -----------
                                                                          3,289,949
                                                                        -----------
COMMUNICATIONS EQUIPMENT - 1.9%
Cisco Systems, Inc.*                                        42,000          802,620
Lucent Technologies, Inc.*                                 145,100          422,241
Motorola, Inc.                                             104,600        1,909,996
Nokia Oyj ADR                                               99,700        1,659,008
                                                                        -----------
                                                                          4,793,865
                                                                        -----------
COMPUTER & ELECTRONICS RETAIL - 0.4%
RadioShack Corporation                                      40,100          929,117
                                                                        -----------
COMPUTER HARDWARE - 2.2%
Hewlett-Packard Company                                    137,499        3,232,601
International Business Machines
   Corporation                                              28,800        2,136,960
                                                                        -----------
                                                                          5,369,561
                                                                        -----------
CONSTRUCTION MATERIALS - 0.5%
Vulcan Materials Company                                    20,100        1,306,299
                                                                        -----------
CONSUMER FINANCE - 0.6%
American Express Company                                    25,600        1,362,688
                                                                        -----------
DEPARTMENT STORES - 0.6%
May Department Stores Company                               39,350        1,580,296
                                                                        -----------
DISTRIBUTORS - 0.6%
Genuine Parts Company                                       38,500        1,581,965
                                                                        -----------
DIVERSIFIED BANKS - 1.8%
Bank of America Corporation                                 73,488        3,351,788
Wells Fargo & Company                                       18,600        1,145,388
                                                                        -----------
                                                                          4,497,176
                                                                        -----------
DIVERSIFIED CHEMICALS - 1.1%
Dow Chemical Company                                         3,200          142,496
E.I. du Pont de Nemours & Company                           40,600        1,746,206
Hercules, Inc.*                                             54,700          774,005
                                                                        -----------
                                                                          2,662,707
                                                                        -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
Cendant Corporation                                         47,500        1,062,575
                                                                        -----------
ELECTRIC UTILITIES - 2.2%
FirstEnergy Corporation                                     32,757        1,575,939
Progress Energy, Inc.                                       41,700        1,886,508
Teco Energy, Inc.                                           24,300          459,513
Xcel Energy, Inc.                                           83,700        1,633,824
                                                                        -----------
                                                                          5,555,784
                                                                        -----------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.5%
Cooper Industries, Ltd.                                     29,888        1,909,843
Emerson Electric Company                                    16,300        1,020,869
Rockwell Automation, Inc.                                   16,200          789,102
                                                                        -----------
                                                                          3,719,814
                                                                        -----------
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.2%
Agilent Technologies, Inc.*                                 19,700          453,494
                                                                        -----------
ENVIRONMENTAL & FACILITIES SERVICES - 0.8%
Waste Management, Inc.                                      69,922        1,981,589
                                                                        -----------
GAS UTILITIES - 1.1%
NiSource, Inc.                                             112,400        2,779,652
                                                                        -----------
HEALTH CARE EQUIPMENT - 1.3%
Baxter International, Inc.                                  56,700        2,103,570
Boston Scientific Corporation*                              44,200        1,193,400
                                                                        -----------
                                                                          3,296,970
                                                                        -----------
HOME IMPROVEMENT RETAIL - 0.6%
Home Depot, Inc.                                            38,300        1,489,870
                                                                        -----------
HOTELS, RESORTS & CRUISE LINES - 0.2%
Hilton Hotels Corporation                                   25,300          603,405
                                                                        -----------

                                                         See accompanying notes.

                                                                        SERIES O
Schedule of Investments                                   (EQUITY INCOME SERIES)
June 30, 2005                                                        (unaudited)

                                                           NUMBER         MARKET
                                                         OF SHARES        VALUE
COMMON STOCKS (CONTINUED)

HOUSEHOLD APPLIANCES - 0.4%
Whirlpool Corporation                                      12,900      $    904,419
                                                                       ------------
HOUSEHOLD PRODUCTS - 2.0%
Clorox Company                                              3,400           189,448
Colgate-Palmolive Company                                  58,800         2,934,708
Kimberly-Clark Corporation                                 30,800         1,927,772
                                                                       ------------
                                                                          5,051,928
                                                                       ------------
HOUSEWARES & SPECIALTIES - 1.8%
Fortune Brands, Inc.                                       22,600         2,006,880
Newell Rubbermaid, Inc.                                   100,300         2,391,152
                                                                       ------------
                                                                          4,398,032
                                                                       ------------
HYPERMARKETS & SUPERCENTERS - 0.9%
Wal-Mart Stores, Inc.                                      48,200         2,323,240
                                                                       ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.9%
Constellation Energy Group                                 32,100         1,851,849
Duke Energy Corporation                                    99,600         2,961,108
                                                                       ------------
                                                                          4,812,957
                                                                       ------------
INDUSTRIAL CONGLOMERATES - 1.8%
General Electric Company                                  130,700         4,528,755
                                                                       ------------
INDUSTRIAL MACHINERY - 1.0%
Eaton Corporation                                          12,900           772,710
Pall Corporation                                           58,400         1,773,024
                                                                       ------------
                                                                          2,545,734
                                                                       ------------
INSURANCE BROKERS - 1.4%
Marsh & McLennan Companies, Inc.                          124,100         3,437,570
                                                                       ------------
INTEGRATED OIL & GAS - 7.6%
Amerada Hess Corporation                                   30,000         3,195,300
BP plc ADR                                                 39,184         2,444,298
Chevron Corporation                                        78,432         4,385,917
Exxon Mobil Corporation                                    83,768         4,814,147
Royal Dutch Petroleum Company                              61,600         3,997,840
                                                                       ------------
                                                                         18,837,502
                                                                       ------------
INTEGRATED TELECOMMUNICATION SERVICES - 5.6%
AT&T Corporation                                           79,610         1,515,774
Alltel Corporation                                         44,900         2,796,372
Qwest Communications
   International, Inc.*                                   418,701         1,553,381
SBC Communications, Inc.                                   83,352         1,979,610
Sprint Corporation                                        112,000         2,810,080
Telus Corporation - Non Voting Shares                      15,600           530,556
Telus Corporation - Voting Shares                          10,600           372,662
Verizon Communications, Inc.                               69,336         2,395,559
                                                                       ------------
                                                                         13,953,994
                                                                       ------------
INVESTMENT BANKING & BROKERAGE - 2.3%
Charles Schwab Corporation                                209,500         2,363,160
Morgan Stanley                                             61,200         3,211,164
                                                                       ------------
                                                                          5,574,324
                                                                       ------------
LEISURE PRODUCTS - 1.0%
Mattel, Inc.                                              133,000         2,433,900
                                                                       ------------
LIFE & HEALTH INSURANCE - 1.5%
Lincoln National Corporation                               39,324         1,845,082
UnumProvident Corporation                                  94,900         1,738,568
                                                                       ------------
                                                                          3,583,650
                                                                       ------------
MOVIES & ENTERTAINMENT - 3.4%
Time Warner, Inc.*                                        173,300         2,895,843
Viacom, Inc. (Cl.B)                                       103,000         3,298,060
Walt Disney Company                                        91,400         2,301,452
                                                                       ------------
                                                                          8,495,355
                                                                       ------------
MULTI-LINE INSURANCE - 0.8%
American International Group, Inc.                         32,200         1,870,820
                                                                       ------------
OFFICE SERVICES & SUPPLIES - 0.5%
Avery Dennison Corporation                                 21,800         1,154,528
                                                                       ------------
OIL & GAS EQUIPMENT & SERVICES - 0.5%
Schlumberger, Ltd.                                         16,800         1,275,792
                                                                       ------------
OIL & GAS EXPLORATION & PRODUCTION - 0.8%
Anadarko Petroleum Corporation                             22,500         1,848,375
                                                                       ------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 2.6%
Citigroup, Inc.                                            31,433         1,453,148
JP Morgan Chase & Company                                 138,462         4,890,478
                                                                       ------------
                                                                          6,343,626
                                                                       ------------
PACKAGED FOODS & MEATS - 1.8%
Campbell Soup Company                                      64,100         1,972,357
ConAgra Foods, Inc.                                        35,400           819,864
General Mills, Inc.                                        36,600         1,712,514
                                                                       ------------
                                                                          4,504,735
                                                                       ------------
PAPER PRODUCTS - 1.5%
International Paper Company                                85,020         2,568,454
MeadWestvaco Corporation                                   42,300         1,186,092
                                                                       ------------
                                                                          3,754,546
                                                                       ------------
PHARMACEUTICALS - 6.6%
Abbott Laboratories                                        36,300         1,779,063
Bristol-Myers Squibb Company                              122,600         3,062,548
Johnson & Johnson                                          50,200         3,263,000
Merck & Company, Inc.                                     113,600         3,498,880
Pfizer, Inc.                                                6,600           182,028
Schering-Plough Corporation                                85,100         1,622,006
Wyeth                                                      65,800         2,928,100
                                                                       ------------
                                                                         16,335,625
                                                                       ------------
PHOTOGRAPHIC PRODUCTS - 0.8%
Eastman Kodak Company                                      73,500         1,973,475
                                                                       ------------
PROPERTY & CASUALTY INSURANCE - 2.2%
Chubb Corporation                                          21,100         1,806,371
Safeco Corporation                                         28,600         1,554,124
St. Paul Travelers Companies, Inc.                         51,184         2,023,304
                                                                       ------------
                                                                          5,383,799
                                                                       ------------

                                                         See accompanying notes.

                                                                        SERIES O
Schedule of Investments                                   (EQUITY INCOME SERIES)
June 30, 2005                                                        (unaudited)

                                                           NUMBER         MARKET
                                                         OF SHARES        VALUE
COMMON STOCKS (CONTINUED)

PUBLISHING - 3.4%
Dow Jones & Company, Inc.                                   58,800    $   2,084,460
Knight-Ridder, Inc.                                         20,500        1,257,470
New York Times Company                                      90,200        2,809,730
Tribune Company                                             61,000        2,145,980
                                                                      -------------
                                                                          8,297,640
                                                                      -------------
RAILROADS - 1.8%
Norfolk Southern Corporation                                46,600        1,442,736
Union Pacific Corporation                                   47,200        3,058,560
                                                                      -------------
                                                                          4,501,296
                                                                      -------------
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Simon Property Group, Inc.                                  16,336        1,184,197
                                                                      -------------
REGIONAL BANKS - 1.8%
Mercantile Bankshares Corporation                           18,500          953,305
National City Corporation                                   27,300          931,476
SunTrust Banks, Inc.                                        28,600        2,066,064
Wilmington Trust Corporation                                12,500          450,125
                                                                      -------------
                                                                          4,400,970
                                                                      -------------
RESTAURANTS - 0.6%
McDonald's Corporation                                      53,000        1,470,750
                                                                      -------------
SEMICONDUCTORS - 2.1%
Analog Devices, Inc.                                        44,800        1,671,488
Intel Corporation                                           45,500        1,185,730
Texas Instruments, Inc.                                     79,700        2,237,179
                                                                      -------------
                                                                          5,094,397
                                                                      -------------
SOFT DRINKS - 1.3%
Coca-Cola Company                                           74,800        3,122,900
                                                                      -------------
SPECIALTY CHEMICALS - 0.7%
Great Lakes Chemical Corporation                            23,300          733,251
International Flavors & Fragrances, Inc.                    30,700        1,111,954
                                                                      -------------
                                                                          1,845,205
                                                                      -------------
SYSTEMS SOFTWARE - 1.0%
Microsoft Corporation                                      103,500        2,570,940
                                                                      -------------
THRIFTS & MORTGAGE FINANCE - 0.6%
Fannie Mae                                                  25,700        1,500,880
                                                                      -------------
TOBACCO - 0.9%
Altria Group, Inc.                                          12,700          821,182
UST, Inc.                                                   29,400        1,342,404
                                                                      -------------
                                                                          2,163,586
                                                                      -------------
TOTAL COMMON STOCKS
   (cost $210,227,929)                                                  232,105,460
                                                                      -------------

FOREIGN STOCKS - 1.4%

IRELAND - 0.4%
Bank of Ireland                                             63,500        1,023,685
                                                                      -------------
JAPAN - 0.5%
Sony Corporation                                            35,400        1,219,314
                                                                      -------------
NETHERLANDS - 0.5%
Unilever N.V.                                               20,000        1,298,639
                                                                      -------------
TOTAL FOREIGN STOCKS
     (cost $3,311,698)                                                    3,541,638
                                                                      -------------

TEMPORARY CASH INVESTMENTS - 4.6%

State Street General Account
     Money Market Fund                                   2,860,800        2,860,800
T. Rowe Price Reserve
     Investment Fund                                     8,592,461        8,592,461
                                                                      -------------
TOTAL TEMPORARY CASH INVESTMENTS
     (cost $11,453,262)                                                  11,453,261
                                                                      -------------
TOTAL INVESTMENTS - 100.3%
     (cost $226,156,091)                                                248,624,722
LIABILITIES, LESS CASH & OTHER ASSETS - (0.3%)                             (817,884)
                                                                      -------------
TOTAL NET ASSETS - 100.0%                                             $ 247,806,838
                                                                      =============

For federal income tax purposes, the identified cost of investments owned at June 30, 2005 was $228,072,946.

*Non-income producing security

ADR (American Depositary Receipt)

plc (public limited company)

                                                         See accompanying notes.

                                                                        SERIES O
                                                          (EQUITY INCOME SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities

June 30, 2005

ASSETS:
Investments, at value (1) .........................       $ 248,624,722
Receivables:
   Fund shares sold ...............................             381,117
   Securities sold ................................             198,552
   Interest .......................................              50,741
   Dividends ......................................             345,715
Foreign taxes recoverable .........................               3,050
Prepaid expenses ..................................               3,049
                                                          -------------
Total assets ......................................         249,606,946
                                                          -------------

LIABILITIES:
Cash overdraft ....................................           1,277,531
Payable for:
   Securities purchased ...........................             122,774
   Fund shares redeemed ...........................             153,166
   Management fees ................................             203,791
   Custodian fees .................................                 746
   Transfer agent and administration fees .........              21,025
   Professional fees ..............................              10,771
   Other ..........................................              10,304
                                                          -------------
Total liabilities .................................           1,800,108
                                                          -------------
NET ASSETS ........................................       $ 247,806,838
                                                          =============

NET ASSETS CONSIST OF:
Paid in capital ...................................       $ 208,626,829
Accumulated undistributed net
     investment income ............................           4,252,917
Accumulated undistributed net realized gain
   on sale of investments and foreign currency
   transactions ...................................          12,458,472
Net unrealized appreciation in value of
   investments and translation of assets and
   liabilities in foreign currency ................          22,468,620
                                                          -------------
Net assets ........................................       $ 247,806,838
                                                          =============

Capital shares authorized .........................          indefinite
Capital shares outstanding ........................          13,505,356
Net asset value and redemption price
   per share (net assets divided by
   shares outstanding) ............................       $       18.35
                                                          =============

(1) Investments, at cost ...........................      $ 226,156,091


Statement of Operations

For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
   Dividends ......................................       $   2,656,263
   Interest .......................................             184,786
                                                          -------------
                                                              2,841,049
   Less: Foreign tax expense ......................              (6,916)
                                                          -------------
   Total investment income ........................           2,834,133
                                                          -------------

EXPENSES:
   Management fees ................................           1,202,198
   Custodian fees .................................               7,826
   Transfer agent/maintenance fees ................              12,607
   Administration fees ............................             109,424
   Directors' fees ................................               6,279
   Professional fees ..............................              14,610
   Reports to shareholders ........................               5,943
   Other expenses .................................               4,114
                                                          -------------
   Total expenses .................................           1,363,001
   Less: Earnings credits .........................                 (54)
                                                          -------------
   Net expenses ...................................           1,362,947
                                                          -------------
   Net investment income ..........................           1,471,186
                                                          -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments ....................................           7,662,625
   Foreign currency transactions ..................              (2,095)
                                                          -------------
   Net realized gain ..............................           7,660,530
                                                          -------------

Net unrealized depreciation
   during the period on:
   Investments ....................................         (10,311,218)
   Translation of assets and liabilities in
     foreign currencies ...........................                (249)
                                                          -------------
   Net unrealized depreciation ....................         (10,311,467)
                                                          -------------

   Net loss .......................................          (2,650,937)
                                                          -------------
   Net decrease in net assets
     resulting from operations ....................       $  (1,179,751)
                                                          =============

                                                         See accompanying notes.

                                                                        SERIES O
Statement of Changes in Net Assets                        (EQUITY INCOME SERIES)

                                                                                               SIX MONTHS
                                                                                                  ENDED
                                                                                              JUNE 30, 2005       YEAR ENDED
                                                                                               (UNAUDITED)     DECEMBER 31, 2004
                                                                                             --------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income .................................................................   $    1,471,186    $       2,787,005
   Net realized gain during the period on investments and foreign currency transactions ..        7,660,530            6,967,181
   Net unrealized appreciation (depreciation) during the period on
     investments and translation of assets and liabilities in foreign currencies..........      (10,311,467)          20,104,014
                                                                                             --------------    -----------------
   Net increase (decrease) in net assets resulting from operations .......................       (1,179,751)          29,858,200
                                                                                             --------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .................................................................                -             (344,457)
   Net realized gain .....................................................................                -                    -
                                                                                             --------------    -----------------
   Total distributions to shareholders....................................................                -             (344,457)
                                                                                             --------------    -----------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares ..........................................................       34,965,295           64,011,284
   Distributions reinvested ..............................................................                -              344,457
   Cost of shares redeemed ...............................................................       26,811,596)         (49,756,700)
                                                                                             --------------    -----------------
   Net increase from capital share transactions ..........................................        8,153,699           14,599,041
                                                                                             --------------    -----------------
   Net increase in net assets ............................................................        6,973,948           44,112,784
                                                                                             --------------    -----------------

NET ASSETS:
   Beginning of period ...................................................................      240,832,890          196,720,106
                                                                                             --------------    -----------------
   End of period .........................................................................   $  247,806,838    $     240,832,890
                                                                                             ==============    =================

   Accumulated undistributed net investment income at end of period ......................   $    4,252,917    $       2,781,731
                                                                                             ==============    =================

CAPITAL SHARE ACTIVITY:
   Shares sold ...........................................................................        1,912,363            3,819,116
   Shares reinvested .....................................................................                -               20,394
   Shares redeemed .......................................................................       (1,466,467)          (2,969,771)
                                                                                             --------------    -----------------
   Total capital share activity ..........................................................          445,896              869,739
                                                                                             ==============    =================

                                                         See accompanying notes.

                                                                        SERIES O
Financial Highlights                                      (EQUITY INCOME SERIES)
Selected data for each share of capital stock outstanding throughout each period

                                                SIX MONTHS                                                          YEAR ENDED,
                                              ENDED JUNE 30,                                                       DECEMBER 31,
                                                 2005 (d)         2004         2003         2002          2001         2000
                                              --------------   ---------    ---------    ----------    ---------   ------------
PER SHARE DATA

Net asset value, beginning of period            $   18.44      $   16.14    $   13.17    $    16.00    $   17.66    $   17.27
                                                ---------      ---------    ---------    ----------    ---------    ---------
Income (loss) from investment operations:
Net investment income (loss)                         0.10           0.21         0.22          0.20         0.21         0.31
Net gain (loss) on securities (realized and
unrealized)                                         (0.19)          2.12         3.09         (2.26)           -         1.76
                                                ---------      ---------    ---------    ----------    ---------    ---------
Total from investment operations                    (0.09)          2.33         3.31         (2.06)        0.21         2.07
                                                ---------      ---------    ---------    ----------    ---------    ---------
Less distributions:
Dividends from net investment income                    -          (0.03)       (0.20)        (0.39)       (0.30)       (0.04)
Distributions from realized gains                       -              -        (0.14)        (0.38)       (1.57)       (1.64)
                                                ---------      ---------    ---------    ----------    ---------    ---------
Total distributions                                     -          (0.03)       (0.34)        (0.77)       (1.87)       (1.68)
                                                ---------      ---------    ---------    ----------    ---------    ---------
Net asset value, end of period                  $   18.35      $   18.44    $   16.14    $    13.17    $   16.00    $   17.66
                                                =========      =========    =========    ==========    =========    =========

TOTAL RETURN (a)                                    (0.49%)        14.43%       25.25%       (13.43%)       1.32%       12.86%
                                                ---------      ---------    ---------    ----------    ---------    ---------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)        $ 247,807      $ 240,833    $ 196,720    $  163,555    $ 186,826    $ 178,756
                                                ---------      ---------    ---------    ----------    ---------    ---------
Ratios to average net assets:
Net investment income (loss)                         1.22%          1.31%        1.55%         1.40%        1.32%        1.74%
Total expenses                                       1.13%          1.13%        1.09%         1.09%        1.08%        1.10%
Gross expenses (b)                                   1.13%          1.13%        1.09%         1.09%        1.08%        1.10%
Net expenses (c)                                     1.13%          1.13%        1.08%         1.08%        1.08%        1.10%
                                                ---------      ---------    ---------    ----------    ---------    ---------
Portfolio turnover rate                                19%            20%          19%           23%          21%          68%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(d) Unaudited figures for the six months ended June 30, 2005. Percentage amounts for the period, except total return, have been annualized.

                                                         See accompanying notes.

                       This page left blank intentionally.

                                    SERIES P

                                HIGH YIELD SERIES

                             [SECURITY FUNDS LOGO]

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                                        SERIES P
Performance Summary                                          (HIGH YIELD SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

SERIES P VS. LEHMAN BROTHERS HIGH YIELD INDEX

                              [PERFORMANCE GRAPH]

INCEPTION               SBL FUND SERIES P            LEHMAN BROTHERS HIGH YIELD INDEX
  DATE                         VALUE                              VALUE
---------               -----------------            --------------------------------
 08/05/96                    10,000.00                          10,000.00
 09/30/96                    10,246.67                          10,351.60
 12/31/96                    10,660.00                          10,713.39
 03/31/97                    10,846.67                          10,833.03
 06/30/97                    11,320.00                          11,336.46
 09/30/97                    11,754.46                          11,851.52
 12/31/97                    12,076.97                          12,081.46
 03/31/98                    12,485.54                          12,487.78
 06/30/98                    12,628.64                          12,625.65
 09/30/98                    12,464.08                          12,050.69
 12/31/98                    12,782.48                          12,307.03
 03/31/99                    12,972.80                          12,533.43
 06/30/99                    12,957.56                          12,566.52
 09/30/99                    12,858.47                          12,386.91
 12/31/99                    12,950.59                          12,589.80
 03/31/00                    12,666.70                          12,295.73
 06/30/00                    12,700.10                          12,437.20
 09/30/00                    12,925.54                          12,507.18
 12/31/00                    12,753.20                          11,851.92
 03/31/01                    13,342.62                          12,604.41
 06/30/01                    13,108.23                          12,317.36
 09/30/01                    12,441.09                          11,796.11
 12/31/01                    13,317.91                          12,477.29
 03/31/02                    13,704.12                          12,687.30
 06/30/02                    13,201.31                          11,878.19
 09/30/02                    12,550.61                          11,529.80
 12/31/02                    13,371.90                          12,306.90
 03/31/03                    14,041.01                          13,243.88
 06/30/03                    15,117.87                          14,581.95
 09/30/03                    15,528.05                          14,985.63
 12/31/03                    16,274.90                          15,871.49
 03/31/04                    16,628.94                          16,243.91
 06/30/04                    16,529.37                          16,087.61
 09/30/04                    17,205.58                          16,867.08
 12/31/04                    18,165.17                          17,639.12
 03/31/05                    17,975.48                          17,354.98
 06/30/05                    18,265.59                          17,835.42

                            $10,000 SINCE INCEPTION

The chart above assumes a hypothetical $10,000 investment in Series P (High Yield Series) on August 5, 1996 (date of inception) and reflects the fees and expenses of Series P.

QUALITY RATINGS

AA                                         0.26%
BBB                                        4.20
BB                                        24.96
B                                         48.30
CCC                                        8.89
CC                                         1.43
C                                          0.04
NR                                         5.61
Common Stocks                              0.69
Repurchase Agreement                       3.58
Cash & other assets, less liabilities      2.04

AVERAGE ANNUAL RETURNS

PERIODS ENDED 06-30-05 (1)      1 YEAR       5 YEARS      SINCE INCEPTION (8-5-96)
--------------------------      ------       -------      ------------------------
Series P                        10.50%        7.54%                  7.00%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

      The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                         See accompanying notes.

                                                                        SERIES P
Performance Summary                                          (HIGH YIELD SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 - June 30, 2005.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

FUND EXPENSES

                                        BEGINNING           ENDING        EXPENSES PAID
                                     ACCOUNT VALUE      ACCOUNT VALUE         DURING
                                        01-01-05          06-30-05 (1)      PERIOD (2)
                                     -------------      --------------    -------------
Series P (High Yield Series)
    Actual                           $    1,000.00      $     1,005.50    $        4.77
    Hypothetical                          1,000.00            1,019.98             4.81

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2005 to June 30, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2005 to June 30, 2005 was 0.55%.

(2) Expenses are equal to the Series annualized expense ratio 0.96% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES P
Schedule of Investments                                      (HIGH YIELD SERIES)
June 30, 2005                                                        (unaudited)

                                                   PRINCIPAL
                                                   AMOUNT OR
                                                     NUMBER           MARKET
                                                   OF SHARES           VALUE
CONVERTIBLE BONDS - 5.1%

AUTOMOTIVE - 0.9%
Sonic Automotive, Inc., 5.25% - 2009               $  650,000       $  630,500
                                                                    ----------

CONSTRUCTION MACHINERY - 1.3%
United Rentals, Inc., 1.875% - 2023                $  925,000          898,406
                                                                    ----------

MEDIA-CABLE - 0.9%
Mediacom Communications Corporation,
 5.25% - 2006                                      $  675,000          672,469
                                                                    ----------

OIL FIELD SERVICES - 1.0%
Oil States International, Inc.,
 2.375% - 2025(4)                                  $  700,000          724,500
                                                                    ----------

TELECOMMUNICATIONS-WIRELESS - 1.0%
Nextel Communications, Inc.,
 5.25% - 2010                                      $  750,000          752,812
                                                                    ----------

TOTAL CONVERTIBLE BONDS
 (cost $3,531,027)                                                   3,678,687
                                                                    ----------

PREFERRED STOCK - 0.0%

STEEL - 0.0%
Weirton Steel Corporation (Cl.C)(*,5)                     315                -
                                                                    ----------

TOTAL PREFERRED STOCK
 (cost $264)                                                                 -
                                                                    ----------

COMMON STOCKS - 0.7%

AIRLINES - 0.0%
ACE Aviation Holdings, Inc.*                              704           22,905
                                                                    ----------

BROADCASTING & CABLE TV - 0.0%
Classic Holdco, LLC(*,5,6)                                 79                -
                                                                    ----------

ELECTRONIC MANUFACTURING SERVICES - 0.0%
Viasystems Group, Inc.(*,5,6)                           1,207                -
                                                                    ----------

HEALTH CARE EQUIPMENT - 0.0%
Mediq, Inc.(*,5,6)                                         92                -
                                                                    ----------

HOUSEHOLD PRODUCTS - 0.0%
WKI Holding Company, Inc.(*,5,6)                          202                -
                                                                    ----------

INTEGRATED TELECOMMUNICATION SERVICES - 0.1%
Telewest Global, Inc.*                                  1,902           43,328
                                                                    ----------

REAL ESTATE INVESTMENT TRUSTS - 0.6%
Bimini Mortgage Management, Inc.                       30,450          429,345
                                                                    ----------

TOTAL COMMON STOCKS
 (cost $668,401)                                                       495,578
                                                                    ----------

WARRANTS - 0.0%

Acterna, Inc., $52.53, 10-14-06(*,5,6)                      1                -
Core Mark Holdings Company, Inc.,
 $1.00, 08-20-11(*,5)                                     497            4,274
                                                                    ----------

TOTAL WARRANTS
 (cost $0)                                                               4,274
                                                                    ----------
FOREIGN BONDS - 1.7%

BULGARIA - 0.1%
Republic of Bulgaria, 3.75% - 2012(2)              $  100,000       $  100,090
                                                                    ----------

CHILE - 0.2%
Republic of Chile:
 5.625% - 2007                                        100,000          102,840
 7.125% - 2012                                         25,000           28,740
                                                                    ----------
                                                                       131,580
                                                                    ----------

MEXICO - 0.5%
United Mexican States:
 8.375% - 2011                                         85,000           98,940
 7.50% - 2012                                         200,000          226,800
                                                                    ----------
                                                                       325,740
                                                                    ----------

PERU - 0.2%
Republic of Peru, 5.00% - 2017(1)                     113,850          107,588
                                                                    ----------

PHILIPPINES - 0.0%
Republic of Philippines, 8.375% - 2009                 30,000           31,763
                                                                    ----------

RUSSIA - 0.4%
Russia Finance Ministry, 3.00% - 2011                  80,000           70,112
Russian Federation:
 8.75% - 2005                                          40,000           40,088
 10.00% - 2007                                        100,000          110,080
 8.25% - 2010(4)                                       36,500           39,807
                                                                    ----------
                                                                       260,087
                                                                    ----------

SOUTH AFRICA - 0.2%
Republic of South Africa:
 9.125% - 2009                                         95,000          110,200
 7.375% - 2012                                         35,000           40,250
                                                                    ----------
                                                                       150,450
                                                                    ----------

TUNISIA - 0.1%
Banque Centrale de Tunisie,
 7.375% - 2012                                         80,000           92,000
                                                                    ----------

UKRAINE - 0.0%
Ukraine Government, 11.00% - 2007                      28,001           29,544
                                                                    ----------

TOTAL FOREIGN BONDS
 (cost $1,068,790)                                                   1,228,842
                                                                    ----------

CORPORATE BONDS - 86.9%

AEROSPACE & DEFENSE - 2.9%
Esterline Technologies Corporation,
 7.75% - 2013                                         610,000          646,600
Sequa Corporation:
 8.875% - 2008                                        280,000          302,400
 9.00% - 2009                                         200,000          220,500
Vought Aircraft Industries, Inc.,
 8.00% - 2011                                         900,000          891,000
                                                                    ----------
                                                                     2,060,500
                                                                    ----------

                                                         See accompanying notes.

                                                                        SERIES P
Schedule of Investments                                      (HIGH YIELD SERIES)
June 30, 2005                                                        (unaudited)

                                               PRINCIPAL         MARKET
                                                AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)

AIRLINES - 1.0%
AMR Commercial Lines LLC,
 9.50% - 2015(4)                              $  225,000       $  237,375
Atlas Air, Inc., 9.375% - 2006(*,3,5,6)           30,000                -
Delta Air Lines, Inc., 7.90% - 2009               75,000           26,625
Northwest Airlines, Inc., 9.875% - 2007           10,000            5,000
Pegasus Aviation Lease Securitization,
 8.42% - 2030(*,3,5,6)                           489,231                -
United Air Lines, Inc., 7.73% - 2010             499,745          465,660
                                                               ----------
                                                                  734,660
                                                               ----------
AUTOMOTIVE - 3.8%
Allied Holdings, Inc., 8.625% - 2007(3)          655,000          311,125
Briggs & Stratton Corporation,
 8.875% - 2011                                   350,000          399,875
Dura Operating Corporation,
 8.625% - 2012                                    10,000            9,000
Goodyear Tire & Rubber Company,
 9.00% - 2015(4)                                 700,000          687,750
Group 1 Automotive, Inc.,
 8.25% - 2013                                    400,000          404,000
Sonic Automotive, Inc.,
 8.625% - 2013                                   600,000          606,000
TRW Automotive, Inc., 9.375% - 2013              312,000          345,540
                                                               ----------
                                                                2,763,290
                                                               ----------
BANKING - 0.6%
E*Trade Financial Corporation,
 8.00% - 2011                                    300,000          315,750
FCB/NC Capital Trust I, 8.05% - 2028              75,000           81,087
Popular North America, Inc.,
 6.125% - 2006                                    60,000           61,161
Western Financial Bank, 9.625% - 2012              5,000            5,450
                                                               ----------
                                                                  463,448
                                                               ----------
BUILDING MATERIALS - 2.3%
Building Materials Corporation:
 8.00% - 2007                                    550,000          546,562
 8.00% - 2008                                    825,000          816,750
Nortek, Inc., 8.50% - 2014                       300,000          279,000
                                                               ----------
                                                                1,642,312
                                                               ----------
CHEMICALS - 1.2%
IMC Global, Inc., 11.25% - 2011                    5,000            5,525
ISP Holdings, Inc., 10.625% - 2009               800,000          860,000
Methanex Corporation, 8.75% - 2012                 5,000            5,719
Royster-Clark, Inc., 10.25% - 2009                15,000           15,513
                                                               ----------
                                                                  886,757
                                                               ----------
CONSTRUCTION MACHINERY - 1.8%
Case Corporation, 7.25% - 2005                    30,000           30,000
Case New Holland, Inc., 9.25% - 2011(4)          650,000          682,500
NMHG Holding Company, 10.00% - 2009                5,000            5,250
Navistar International Corporation:
 9.375% - 2006                                    45,000           46,575
 6.25% - 2012(4)                                 525,000          506,625
                                                               ----------
                                                                1,270,950
                                                               ----------
CONSUMER PRODUCTS - 1.0%
Ames True Temper, Inc.,
 7.141% - 2012(2)                                100,000           95,000
Del Laboratories, Inc., 8.00% - 2012             575,000          494,500
Hasbro, Inc., 6.15% - 2008                        56,000           58,791
Icon Health & Fitness, 11.25% - 2012              25,000           19,125
WH Holdings/ WH Capital, 9.50% - 2011             60,000           64,200
                                                               ----------
                                                                  731,616
                                                               ----------
DIVERSIFIED MANUFACTURING - 1.3%
Bombardier, Inc., 6.75% - 2012(4)                950,000          902,500
Numatics, Inc., 9.625% - 2008                     50,000           50,125
                                                               ----------
                                                                  952,625
                                                               ----------
ELECTRIC - 4.1%
AES Corporation, 9.50% - 2009                    750,000          836,250
Avista Corporation, 9.75% - 2008                  50,000           56,457
CMS Energy Corporation:
 9.875% - 2007                                    10,000           10,900
 7.50% - 2009                                    610,000          642,025
East Coast Power LLC:
 6.737% - 2008                                    39,738           40,232
 7.066% - 2012                                    84,520           86,534
Edison Mission Energy, 10.00% - 2008             550,000          617,375
Reliant Energy, Inc., 6.75% - 2014               575,000          562,063
UCAR Finance, Inc., 10.25% - 2012                 15,000           15,788
Western Resources, Inc.,
 7.125% - 2009                                    90,000           97,227
                                                               ----------
                                                                2,964,851
                                                               ----------
ENERGY - INDEPENDENT - 3.2%
El Paso Production Holding Company,
 7.75% - 2013                                    250,000          266,875
Forest Oil Corporation, 8.00% - 2008              15,000           15,900
Houston Exploration, 7.00% - 2013                450,000          464,625
Magnum Hunter Resources, Inc.,
 9.60% - 2012                                    793,000          880,230
Plains E&P Company, 8.75% - 2012                  40,000           43,400
Range Resources Corporation,
 7.375% - 2013                                    75,000           79,875
TransMontaigne, Inc., 9.125% - 2010              500,000          520,000
                                                               ----------
                                                                2,270,905
                                                               ----------
ENERGY - INTEGRATED - 1.4%
Petrobras International Finance Company:
 9.00% - 2008(1)                                 425,000          503,625
 9.125% - 2013                                   425,000          483,438
                                                               ----------
                                                                  987,063
                                                               ----------
ENTERTAINMENT - 4.4%
AMC Entertainment, Inc., 9.50% - 2011            750,000          735,937
Blockbuster, Inc., 9.00% - 2012(4)             1,000,000          935,000
Cinemark USA, Inc., 9.00% - 2013                 400,000          411,000
Marquee Holdings, Inc.,
 0.00% - 2014(1)                               1,750,000        1,067,500
                                                               ----------
                                                                3,149,437
                                                               ----------

                                                         See accompanying notes.

                                                                        SERIES P
Schedule of Investments                                      (HIGH YIELD SERIES)
June 30, 2005                                                        (unaudited)

                                                           PRINCIPAL         MARKET
                                                            AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)

ENVIRONMENTAL - 1.6%
Allied Waste North America:
 8.50% - 2008                                             $   20,000       $   20,975
 8.875% - 2008                                               385,000          404,250
 7.25% - 2015(4)                                             300,000          290,250
Casella Waste Systems, Inc.,
 9.75% - 2013                                                400,000          432,000
                                                                           ----------
                                                                            1,147,475
                                                                           ----------
FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 1.3%
AMR Real Estate Partners,
 8.125% - 2012                                               550,000          566,500
American Real Estate Partners,
 7.125% - 2013(4)                                            400,000          392,000
                                                                           ----------
                                                                              958,500
                                                                           ----------
FOOD & BEVERAGE - 3.4%
Bear Creek Corporation, 9.00% - 2013(4)                      250,000          243,750
Canandaigua Brands, Inc.,
 8.625% - 2006                                               200,000          208,000
Dean Foods Company, 8.15% - 2007                             350,000          369,250
Dole Foods Company, Inc.:
 7.25% - 2010                                                400,000          406,000
 8.875% - 2011                                               200,000          213,500
Land O' Lakes, Inc., 8.75% - 2011                          1,025,000        1,032,687
                                                                           ----------
                                                                            2,473,187
                                                                           ----------
GAMING - 2.8%
American Casino & Entertainment,
 7.85% - 2012                                                300,000          318,000
Mandalay Resort Group:
 10.25% - 2007                                                45,000           49,500
 6.50% - 2009                                                300,000          306,750
MGM Mirage, Inc.:
 8.50% - 2010                                                 15,000           16,650
 8.375% - 2011                                                55,000           59,950
 6.75% - 2012                                                625,000          643,750
Park Place Entertainment,
 7.875% - 2005                                               300,000          304,500
Station Casinos, Inc., 6.00% - 2012                          300,000          304,500
                                                                           ----------
                                                                            2,003,600
                                                                           ----------
HEALTH CARE - 3.5%
Coventry Health Care, Inc.,
 6.125% - 2015                                               575,000          585,062
Fisher Scientific International, Inc.,
 8.00% - 2013                                                500,000          571,250
HCA, Inc., 6.375% - 2015                                     300,000          311,282
Healthsouth Corporation,
 8.50% - 2008                                                775,000          788,562
Johnsondiversey, Inc., 9.625% - 2012                           5,000            5,075
Radiologix, Inc., 10.50% - 2008                               45,000           47,250
Ventas Realty LP/Cap Corporation,
 7.125% - 2015(4)                                            200,000          208,000
                                                                           ----------
                                                                            2,516,481
                                                                           ----------
HOME CONSTRUCTION - 0.1%
KB Home, 9.50% - 2011                                         35,000           37,432
                                                                           ----------

INDUSTRIAL - OTHER - 4.7%
Anixter International, Inc., 5.95% - 2015                    250,000          247,737
Coleman Cable, Inc., 9.875% - 2012(4)                        150,000          133,500
Corrections Corporation of America,
 7.50% - 2011                                                200,000          208,250
Iron Mountain, Inc.:
 8.25% - 2011                                                800,000          812,000
 7.75% - 2015                                                475,000          477,375
Usec, Inc., 6.625% - 2006                                  1,511,000        1,495,890
                                                                           ----------
                                                                            3,374,752
                                                                           ----------
INSURANCE - LIFE - 0.4%
Genamerica Capital, Inc.,
 8.525% - 2027(4)                                            175,000          194,501
Torchmark Corporation, 6.25% - 2006                           75,000           77,182
                                                                           ----------
                                                                              271,683
                                                                           ----------
INSURANCE - PROPERTY & CASUALTY - 1.3%
Fairfax Financial Holdings, 7.75% - 2012                     950,000          902,500
                                                                           ----------

LODGING - 1.7%
Starwood Hotels & Resorts,
 7.375% - 2007(1)                                            600,000          627,000
Sun International Hotels,
 8.875% - 2011                                               550,000          588,500
                                                                           ----------
                                                                            1,215,500
                                                                           ----------
MEDIA - CABLE - 2.7%
Charter Communications Holdings, Inc., LLC:
 8.25% - 2007                                                 25,000           24,750
 8.625% - 2009                                               400,000          297,000
 11.125% - 2011                                              300,000          224,250
CSC Holdings, Inc.:
 7.25% - 2008                                                375,000          375,937
 8.125% - 2009                                                35,000           35,437
 6.75% - 2012(4)                                             325,000          305,500
Frontiervision Holdings,
 11.875% - 2007(*,3,6)                                        20,000           27,500
Jones Intercable, Inc., 7.625% - 2008                        200,000          215,529
Shaw Communications, Inc.,
 7.25% - 2011                                                375,000          407,813
                                                                           ----------
                                                                            1,913,716
                                                                           ----------

                                                         See accompanying notes.

                                                                        SERIES P
Schedule of Investments                                      (HIGH YIELD SERIES)
June 30, 2005                                                        (unaudited)

                                                          PRINCIPAL         MARKET
                                                           AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)

MEDIA - NONCABLE - 4.6%
Corus Entertainment, Inc.,
 8.75% - 2012                                            $   30,000       $   32,175
DirecTV Holdings/Finance,
 6.375% - 2015(4)                                           350,000          348,250
EchoStar DBS Corporation,
 9.125% - 2009                                               10,000           10,650
Entravision Communications Corporation,
 8.125% - 2009                                               10,000           10,412
Fisher Communications, Inc.,
 8.625% - 2014                                              250,000          265,312
Intelsat, Ltd., 7.625% - 2012                             1,875,000        1,650,000
RH Donnelley Finance Corporation:
 8.875% - 2010                                              550,000          600,875
 10.875% - 2012                                             125,000          145,313
Time Warner, Inc., 9.125% - 2013                             30,000           37,910
USA Networks, Inc., 6.75% - 2005                            175,000          176,417
                                                                          ----------
                                                                           3,277,314
                                                                          ----------
METALS & MINING - 4.2%
AK Steel Corporation, 7.875% - 2009                       1,495,000        1,360,450
Arch Western Finance, 6.75% - 2013                          200,000          206,500
Asarco, Inc., 7.875% - 2013                                 200,000          170,000
Asia Aluminum Holdings,
 8.00% - 2011(4)                                            800,000          786,000
Bulong Operations, 12.50% - 2008(*, 3, 5, 6)                185,000                -
National Steel Corporation,
 9.875% - 2009(*,3,5,6)                                      15,915                -
Noble Group, Ltd., 6.625% - 2015(4)                         550,000          507,779
Steel Dynamics, Inc., 9.50% - 2009                            5,000            5,313
                                                                          ----------
                                                                           3,036,042
                                                                          ----------
OIL FIELD SERVICES - 5.1%
Key Energy Services, Inc.,
 8.375% - 2008                                              800,000          828,000
Parker Drilling Company,
 8.08% - 2010(2)                                            675,000          702,000
Pemex Project Funding Master Trust:
 8.50% - 2008                                                30,000           32,850
 7.875% - 2009                                               35,000           38,238
 9.125% - 2010                                               40,000           46,840
Petroleum Geo-Services:
 8.00% - 2006                                               105,000          107,100
 10.00% - 2010                                              700,000          784,000
Seitel, Inc., 11.75% - 2011                               1,000,000        1,095,000
                                                                          ----------
                                                                           3,634,028
                                                                          ----------
PACKAGING - 2.3%
Ball Corporation, 6.875% - 2012                             250,000          262,500
Owens-Brockway Glass Containers,
 7.75% - 2011                                               200,000          212,500
Owens-Illinois, Inc.:
 8.10% - 2007                                               575,000          598,000
 7.50% - 2010                                                30,000           31,500
Solo Cup Company, 8.50% - 2014                              625,000          584,375
                                                                          ----------
                                                                           1,688,875
                                                                          ----------
PAPER - 1.7%
Appleton Papers, Inc.,
 8.125% - 2011                                              300,000          292,500
Domtar, Inc., 8.75% - 2006                                  250,000          258,604
Longview Fibre Company,
 10.00% - 2009                                               10,000           10,650
Sino-Forest Corporation,
 9.125% - 2011(4)                                           625,000          682,813
                                                                          ----------
                                                                           1,244,567
                                                                          ----------
PHARMACEUTICALS - 0.8%
AmerisourceBergen Corporation,
 8.125% - 2008                                              300,000          325,500
Elan Financial Corporation,
 7.75% - 2011(4)                                            250,000          213,750
                                                                          ----------
                                                                             539,250
                                                                          ----------
PIPELINES - 1.5%
Sonat, Inc., 7.625% - 2011                                1,050,000        1,057,875
                                                                          ----------
REAL ESTATE INVESTMENT TRUSTS - 0.7%
iStar Financial, Inc., 7.00% - 2008                         500,000          530,511
                                                                          ----------
REFINING - 0.6%
Citgo Petroleum Corporation,
 6.00% - 2011                                               150,000          149,625
Frontier Oil Corporation,
 6.625% - 2011                                              300,000          309,000
                                                                          ----------
                                                                             458,625
                                                                          ----------
RESTAURANTS - 0.4%
Tricon Global Restaurants,
 8.50% - 2006                                               290,000          299,629
                                                                          ----------
RETAILERS - 0.1%
Ames Department Stores, Inc.,
 10.00% - 2006(*,3,5,6)                                     300,000                -
JC Penney Company, Inc.,
 7.375% - 2008                                               40,000           43,000
PCA Finance Corporation,
 11.875% - 2009                                              30,000           21,000
                                                                          ----------
                                                                              64,000
                                                                          ----------
SERVICES - 1.2%
American Eco Corporation,
 9.625% - 2008(*,3,5,6)                                     200,000                -
Mail-Well Corporation,
 9.625% - 2012                                               10,000           10,800
MasTec, Inc., 7.75% - 2008                                  900,000          884,250
                                                                          ----------
                                                                             895,050
                                                                          ----------
SUPERMARKETS - 0.4%
Fleming Companies, Inc.,
 9.875% - 2012(*,3,6)                                       400,000               40
Roundy's, Inc., 8.875% - 2012                               300,000          309,000
                                                                          ----------
                                                                             309,040
                                                                          ----------

                                                         See accompanying notes.

                                                                        SERIES P
Schedule of Investments                                      (HIGH YIELD SERIES)
June 30, 2005                                                        (unaudited)

                                                     PRINCIPAL          MARKET
                                                       AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)

TECHNOLOGY - 1.9%
Hewlett-Packard Company,
 5.75% - 2006                                       $   110,000       $   112,560
Telecordia Technologies,
 10.00% - 2013(4)                                       500,000           467,500
Worldspan LP/WS Fin Corporation,
 9.518% - 2011(2,4)                                     900,000           819,000
                                                                      -----------
                                                                        1,399,060
                                                                      -----------
TELECOMMUNICATIONS - WIRELESS - 1.5%
Call-Net Enterprises, Inc., 10.625% - 2008                  226               244
Rural Cellular Corporation,
 9.75% - 2010                                         1,175,000         1,092,750
                                                                      -----------
                                                                        1,092,994
                                                                      -----------
TELECOMMUNICATIONS - WIRELINES - 3.6%
Exodus Communications, Inc.,
 11.625% - 2010(*,3,5,6)                                344,194                 -
LCI International, Inc., 7.25% - 2007                 2,525,000         2,449,250
Qwest Corporation, 7.875% - 2011(4)                     150,000           156,375
Telecommunications Technique,
 9.75% - 2008(*,3,5,6)                                   30,000                 -
                                                                      -----------
                                                                        2,605,625
                                                                      -----------
TEXTILE - 0.6%
Invista, 9.25% - 2012(4)                                250,000           273,125
Levi Strauss & Company, 7.73% - 2012(2)                 150,000           141,750
                                                                      -----------
                                                                          414,875
                                                                      -----------
TOBACCO - 1.0%
R.J. Reynolds Tobacco Holdings,
 7.30% - 2015(4)                                        700,000           700,000
                                                                      -----------
TRANSPORTATION SERVICES - 2.2%
Greenbrier Companies, Inc.,
 8.375% - 2015(4)                                       700,000           712,250
Overseas Shipholding Group, Inc.,
 8.25% - 2013                                           400,000           418,000
Stena AB, 9.625% - 2012                                 425,000           463,250
Teekay Shipping Corporation,
 8.32% - 2008                                            11,000            11,138
                                                                      -----------
                                                                        1,604,638
                                                                      -----------
TOTAL CORPORATE BONDS
 (cost $63,089,788)                                                    62,545,238
                                                                      -----------
REPURCHASE AGREEMENT - 3.6%
United Missouri Bank, 2.80%, dated 06-30-05,
 matures 07-01-05; repurchase amount
 of $2,574,200 (Collateralized by
 GNMA, 3.75%, 03-20-28 with a value of
 $1,761,180 and FHLMC, 4.00%,
 09-01-08 with a value of
 $864,301)                                          $ 2,574,000       $ 2,574,000
                                                                      -----------
TOTAL REPURCHASE AGREEMENT
 (cost $2,574,000)                                                      2,574,000
                                                                      -----------
TOTAL INVESTMENTS - 98.0%
 (cost $70,932,270)                                                    70,526,619
CASH & OTHER ASSETS, LESS LIABILITIES - 2.0%                            1,469,558
                                                                      -----------
TOTAL NET ASSETS - 100.0%                                             $71,996,177
                                                                      ===========

For federal income tax purposes, the identified cost of investments owned at June 30, 2005 was $70,292,265.

*     Non-income producing security

LP (Limited Partnership)

(1) Security is a step bond. Rate indicated is rate effective at June 30, 2005.

(2)   Variable rate security. Rate indicated is rate effective at June 30, 2005.

(3)   Security is in default.

(4) Security is a 144A security. The total market value of 144A securities is $12,150,400 (cost $12,137,822), or 16.9% of total net assets.

(5) Security is fair valued by the Board of Directors. The total market value of fair valued securities is $0, or 0.0% of total net assets.

(6) Security is illiquid. The total market value of illiquid securities is $338,665 (cost $2,393,505), or 0.5% of total net assets.

                                                         See accompanying notes.

                                                                        SERIES P
                                                             (HIGH YIELD SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2005

ASSETS:
Investments, at value(1) ..............          $ 70,526,619
Cash ..................................                13,934
Receivables:
 Fund shares sold .....................                41,021
 Securities sold ......................               114,518
 Interest .............................             1,383,748
 Dividends ............................                12,180
Prepaid expenses ......................                   975
                                                 ------------
Total assets ..........................            72,092,995
                                                 ------------

LIABILITIES:
Payable for:
 Fund shares redeemed .................                26,895
 Management fees ......................                44,142
 Custodian fees .......................                 3,308
 Transfer agent and administration
   fees ...............................                11,881
 Professional fees ....................                 6,723
 Other ................................                 3,869
                                                 ------------
 Total liabilities ....................                96,818
                                                 ------------
NET ASSETS ............................          $ 71,996,177
                                                 ============

NET ASSETS CONSIST OF:
Paid in capital .......................          $ 65,771,048
Accumulated undistributed net
 investment income ....................             7,934,262
Accumulated net realized loss
 on sale of investments ...............            (1,303,482)
Net unrealized depreciation in
 value of investments .................              (405,651)
                                                 ------------
Net assets ............................          $ 71,996,177
                                                 ============

Capital shares authorized .............            indefinite
Capital shares outstanding ............             4,397,324
Net asset value and redemption price
 per share (net assets divided by
 shares outstanding) ..................          $      16.37
                                                 ============

(1)Investments, at cost ...............          $ 70,932,270

Statement of Operations
For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
 Dividends .............................          $    60,901
 Interest ..............................            2,851,320
                                                  -----------
 Total investment income ...............            2,912,221
                                                  -----------

EXPENSES:
 Management fees .......................              264,362
 Custodian fees ........................                9,940
 Transfer agent/maintenance fees .......               12,577
 Administration fees ...................               40,113
 Directors' fees .......................                1,894
 Professional fees .....................                5,813
 Reports to shareholders ...............                1,755
 Other expenses ........................                1,250
                                                  -----------
 Total expenses ........................              337,704
                                                  -----------
 Net investment income .................            2,574,517
                                                  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
 Investments ...........................              791,212
                                                  -----------
 Net realized gain .....................              791,212
                                                  -----------

Net unrealized depreciation
 during the period on:
 Investments ...........................           (2,994,419)
                                                  -----------
 Net unrealized depreciation ...........           (2,994,419)
                                                  -----------

 Net loss ..............................           (2,203,207)
                                                  -----------
 Net increase in net assets
  resulting from operations ............          $   371,310
                                                  ===========

                                                         See accompanying notes.

                                                                        SERIES P
Statement of Changes in Net Assets                           (HIGH YIELD SERIES)

                                                                                    SIX MONTHS ENDED
                                                                                     JUNE 30, 2005            YEAR ENDED
                                                                                      (UNAUDITED)         DECEMBER 31, 2004
                                                                                    ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .....................................................          $  2,574,517           $  4,919,722
 Net realized gain during the period on investments ........................               791,212              2,263,634
 Net unrealized appreciation (depreciation) during the period on
   investments .............................................................            (2,994,419)               279,154
                                                                                      ------------           ------------
 Net increase in net assets resulting from operations ......................               371,310              7,462,510
                                                                                      ------------           ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income .....................................................                     -               (557,357)
 Net realized gain .........................................................                     -                      -
                                                                                      ------------           ------------
 Total distributions to shareholders .......................................                     -               (557,357)
                                                                                      ------------           ------------

CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ..............................................            22,683,029             63,392,388
 Distributions reinvested ..................................................                     -                557,358
 Cost of shares redeemed ...................................................           (25,373,710)           (75,030,153)
                                                                                      ------------           ------------
 Net decrease from capital share transactions ..............................            (2,690,681)           (11,080,407)
                                                                                      ------------           ------------
 Net decrease in net assets ................................................            (2,319,371)            (4,175,254)
                                                                                      ------------           ------------

NET ASSETS:
 Beginning of period .......................................................            74,315,548             78,490,802
                                                                                      ------------           ------------
 End of period .............................................................          $ 71,996,177           $ 74,315,548
                                                                                      ============           ============

 Accumulated undistributed net investment income at end of period ..........          $  7,934,262           $  5,359,745
                                                                                      ============           ============

CAPITAL SHARE ACTIVITY:
 Shares sold ...............................................................             1,399,269              4,186,326
 Shares reinvested .........................................................                     -                 36,476
 Shares redeemed ...........................................................            (1,566,370)            (4,993,239)
                                                                                      ------------           ------------
 Total capital share activity ..............................................              (167,101)              (770,437)
                                                                                      ============           ============

                                                         See accompanying notes.

                                                                        SERIES P
Financial Highlights                                         (HIGH YIELD SERIES)
Selected data for each share of capital
stock outstanding throughout each period

                                                 SIX MONTHS                                                     YEAR ENDED,
                                               ENDED JUNE 30,                                                   DECEMBER 31,
                                                  2005(f)          2004        2003      2002(e)      2001(d)       2000
                                               --------------    --------    -------     -------     --------   ------------
PER SHARE DATA

Net asset value, beginning of period              $ 16.28        $  14.71    $ 12.79     $ 13.60     $  14.25     $  15.51
                                                  -------        --------    -------     -------     --------     --------
Income (loss) from investment operations:
Net investment income (loss)                         0.63            1.12       0.90        0.93         1.26         1.12
Net gain (loss) on securities (realized and
unrealized)                                         (0.54)           0.58       1.87       (0.88)       (0.63)       (1.36)
                                                  -------        --------    -------     -------     --------     --------
Total from investment operations                     0.09            1.70       2.77        0.05         0.63        (0.24)
                                                  -------        --------    -------     -------     --------     --------
Less distributions:
Dividends from net investment income                    -           (0.13)     (0.85)      (0.86)       (1.28)       (1.02)
Distributions from realized gains                       -               -          -           -            -            -
                                                  -------        --------    -------     -------     --------     --------
Total distributions                                     -           (0.13)     (0.85)      (0.86)       (1.28)       (1.02)
                                                  -------        --------    -------     -------     --------     --------
Net asset value, end of period                    $ 16.37        $  16.28    $ 14.71     $ 12.79     $  13.60     $  14.25
                                                  =======        ========    =======     =======     ========     ========

                                                  -------        --------    -------     -------     --------     --------
TOTAL RETURN(a)                                      0.55%          11.61%     21.71%       0.41%        4.43%       (1.52%)
                                                  -------        --------    -------     -------     --------     --------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)          $71,996        $ 74,316    $78,491     $41,381     $ 29,384     $ 22,616
                                                  -------        --------    -------     -------     --------     --------
Ratios to average net assets:
Net investment income (loss)                         7.31%           7.08%      7.53%       8.12%        8.73%        8.06%
Total expenses                                       0.96%           0.94%      0.87%       0.88%        0.86%        0.87%
Gross expenses(b)                                    0.96%           0.94%      0.87%       0.88%        0.86%        0.87%
Net expenses(c)                                      0.96%           0.94%      0.87%       0.88%        0.86%        0.87%
                                                  -------        --------    -------     -------     --------     --------
Portfolio turnover rate                                67%             63%        52%         80%          80%          34%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(d) As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent and increase (decrease) the ratio of net investment income to average net assets from (0.02%) to 0.12%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(e) The financial highlights for Series P exclude the historical financial highlights of Series K. The assets of Series K were acquired by Series P on August 27, 2002.

(f) Unaudited figures for the six months ended June 30, 2005. Percentage amounts for the period, except total return, have been annualized.

                                                         See accompanying notes.

                       This page left blank intentionally.

                                    SERIES Q

                             SMALL CAP VALUE SERIES

                         [WELLS CAPITAL MANAGEMENT LOGO]

                                   SUBADVISOR,
                     WELLS CAPITAL MANAGEMENT, INCORPORATED

                                                                        SERIES Q
Performance Summary                                     (SMALL CAP VALUE SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

SERIES Q VS. RUSSELL 2000 INDEX

                              [PERFORMANCE GRAPH]

INCEPTION DATE    SBL FUND SERIES Q/VALUE      RUSSELL 2000/INDEX VALUE
   05/01/00             10,000.00                     10,000.00
   06/30/00              9,840.00                     10,238.16
   09/30/00             10,190.00                     10,350.97
   12/31/00             10,740.00                      9,635.94
   03/31/01             12,005.22                      9,012.59
   06/30/01             13,515.94                     10,299.91
   09/30/01             11,169.28                      8,158.99
   12/31/01             13,119.68                      9,878.84
   03/31/02             14,571.50                     10,272.70
   06/30/02             14,220.63                      9,414.59
   09/30/02             11,496.21                      7,400.54
   12/31/02             12,206.51                      7,856.86
   03/31/03             11,402.88                      7,504.09
   06/30/03             14,139.57                      9,261.65
   09/30/03             15,301.96                     10,101.77
   12/31/03             18,419.22                     11,569.23
   03/31/04             19,480.19                     12,293.25
   06/30/04             19,545.82                     12,350.75
   09/30/04             19,869.95                     11,998.31
   12/31/04             22,171.96                     13,688.97
   03/31/05             22,127.90                     12,958.31
   06/30/05             22,260.07                     13,518.35

                             $10,000 SINCE INCEPTION

The chart above assumes a hypothetical $10,000 investment in Series Q (Small Cap Value Series) on May 1, 2000 (date of inception), and reflects the fees and expenses of Series Q.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                    3.92%
Consumer Staples                          1.30
Energy                                   28.52
Financials                                5.08
Health Care                               8.55
Industrials                              14.70
Information Technology                    8.26
Materials                                21.50
Telecommunication Services                0.60
Repurchase Agreement                      7.72
Liabilities, less cash & other
assets                                   (0.15)

AVERAGE ANNUAL RETURNS

                                                  SINCE INCEPTION
PERIODS ENDED 06-30-05(1)    1 YEAR    5 YEARS        (5-1-00)
-----------------------------------------------------------------
Series Q                      13.89%     17.74%        16.75%
------------------------------------------------------------

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

      The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                         See accompanying notes.

                                                                        SERIES Q
Performance Summary                                     (SMALL CAP VALUE SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 - June 30, 2005.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR
COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

FUND EXPENSES

                                            BEGINNING        ENDING        EXPENSES PAID
                                          ACCOUNT VALUE   ACCOUNT VALUE       DURING
                                             01-01-05      06-30-05(1)       PERIOD(2)
----------------------------------------------------------------------------------------
Series Q (Small Cap Value Series)
   Actual                                   $1,000.00       $1,004.00          $6.01
   Hypothetical                              1,000.00        1,018.74           6.06

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2005 to June 30, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2005 to June 30, 2005 was 0.40%.

(2) Expenses are equal to the Series annualized expense ratio 1.21% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES Q
Schedule of Investments                                 (SMALL CAP VALUE SERIES)
June 30, 2005                                                        (unaudited)

                                                 NUMBER      MARKET
                                                OF SHARES    VALUE
COMMON STOCKS - 92.0%

ADVERTISING - 1.1%
R.H. Donnelley Corporation*(1)                   21,800    $1,351,164
                                                           ----------

AEROSPACE & DEFENSE - 0.5%
Armor Holdings, Inc.*(1)                         15,200       602,072
                                                           ----------

AIR FREIGHT & LOGISTICS - 0.7%
EGL, Inc.*                                       38,000       772,160
                                                           ----------

AIRLINES - 1.0%
Lan Airlines S.A. ADR                            35,300     1,233,735
                                                           ----------

APPAREL RETAIL - 1.4%
Bakers Footwear Group, Inc.*                      6,700        73,365
DSW, Inc.*                                          825        20,584
Foot Locker, Inc.                                25,265       687,713
Gymboree Corporation*                             1,800        24,588
Payless ShoeSource, Inc.*                        14,200       272,640
Too, Inc.*                                       22,100       516,477
                                                           ----------
                                                            1,595,367
                                                           ----------

APPLICATION SOFTWARE - 0.7%
Evans & Sutherland Computer
     Corporation*                                51,500       260,075
JDA Software Group, Inc.*(1)                     53,400       607,692
                                                           ----------
                                                              867,767
                                                           ----------

AUTOMOBILE MANUFACTURERS - 0.6%
Fleetwood Enterprises, Inc.*                     72,500       735,875
                                                           ----------

BIOTECHNOLOGY - 2.3%
Applera Corporation - Applied
   Biosystems Group(1)                           38,900       765,163
CV Therapeutics, Inc.*(1)                        38,500       863,170
Covalent Group, Inc.*                            60,400       144,356
OraSure Technologies, Inc.*(1)                   92,500       924,075
                                                           ----------
                                                            2,696,764
                                                           ----------

BUILDING PRODUCTS - 1.7%
Royal Group Technologies, Ltd.*                 119,800     1,311,810
York International Corporation(1)                17,700       672,600
                                                           ----------
                                                            1,984,410
                                                           ----------

COMMODITY CHEMICALS - 0.8%
Calgon Carbon Corporation                       110,100       974,385
                                                           ----------

COMMUNICATIONS EQUIPMENT - 0.4%
ADC Telecommunications, Inc.*                     7,600       165,458
C-COR, Inc.*                                     18,700       128,095
Ectel, Ltd.*                                      9,200        34,500
Nortel Networks Corporation*                     38,600       100,746
                                                           ----------
                                                              428,799
                                                           ----------

COMPUTER HARDWARE - 0.1%
Cray, Inc.*                                     135,760       168,342
                                                           ----------

COMPUTER STORAGE & PERIPHERALS - 0.4%
QLogic Corporation*                              14,300       441,441
                                                           ----------

CONSTRUCTION & ENGINEERING - 3.4%
Chicago Bridge & Iron Company                   157,700    $3,605,022
N.V.(1)
Matrix Service Company*                          71,912       329,357
                                                           ----------
                                                            3,934,379
                                                           ----------

CONSTRUCTION MATERIALS - 0.3%
Headwaters, Inc.*(1)                               2,800       96,264
U.S. Concrete, Inc.*                              35,110      227,162
                                                           ----------
                                                              323,426
                                                           ----------

DATA PROCESSING & OUTSOURCED SERVICES - 0.6%
Lightbridge, Inc.*                               122,500      765,625
                                                           ----------

DISTRIBUTORS - 0.3%
Prestige Brands Holdings, Inc.*                   18,890      368,355
                                                           ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES - 1.4%
Geo Group, Inc.*                                  48,870    1,224,193
Healthcare Services Group, Inc.                   19,512      391,801
                                                           ----------
                                                            1,615,994
                                                           ----------

DIVERSIFIED METALS & MINING - 1.6%
Apex Silver Mines, Ltd.*                         134,400    1,846,656
                                                           ----------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
Encore Wire Corporation*                          30,550      354,074
                                                           ----------

ELECTRONIC EQUIPMENT MANUFACTURERS - 1.4%
Coherent, Inc.*(1)                                 8,850      318,689
Newport Corporation*                              24,300      336,798
OSI Systems, Inc.*(1)                             46,300      731,077
Richardson Electronics, Ltd.                      36,600      267,180
                                                           ----------
                                                            1,653,744
                                                           ----------

ELECTRONIC MANUFACTURING SERVICES - 0.8%
Celestica, Inc.*                                  67,600      905,840
                                                           ----------

ENVIRONMENTAL & FACILITIES SERVICES - 1.9%
ABM Industries, Inc.                              40,500      789,750
Layne Christensen Company*                        71,900    1,428,293
                                                           ----------
                                                            2,218,043
                                                           ----------

GOLD - 6.9%
Glamis Gold, Ltd.*                               148,400    2,553,964
Goldcorp, Inc.(1)                                 99,300    1,566,954
Harmony Gold Mining Company,
Ltd.
   ADR                                           131,400    1,124,784
Meridian Gold, Inc.*                              72,800    1,310,400
Randgold Resources, Ltd. ADR*(1)                 109,200    1,535,352
                                                           ----------
                                                            8,091,454
                                                           ----------

HEALTH CARE DISTRIBUTORS - 0.2%
Andrx Corporation*                                 9,300      188,883
                                                           ----------

HEALTH CARE EQUIPMENT - 0.2%
Allied Healthcare Products, Inc.*                 54,000      265,140
                                                           ----------

HEALTH CARE FACILITIES - 2.8%
Beverly Enterprises, Inc.*                       187,300    2,386,202
Manor Care, Inc.(1)                               23,850      947,561
                                                           ----------
                                                            3,333,763
                                                           ----------

                                                         See accompanying notes.

                                                                        SERIES Q
Schedule of Investments                                 (SMALL CAP VALUE SERIES)
June 30, 2005                                                        (unaudited)

                                                 NUMBER      MARKET
                                               OF SHARES     VALUE

COMMON STOCKS (CONTINUED)

HEALTH CARE SERVICES - 2.8%
Cross Country Healthcare, Inc.*                   26,585  $   451,945
Gentiva Health Services, Inc.*                    54,300      969,798
IDX Systems Corporation*(1)                       50,800    1,531,112
Omnicare, Inc.(1)                                  6,800      288,524
                                                          -----------
                                                            3,241,379
                                                          -----------

HOTELS, RESORTS & CRUISE LINES - 0.0%
Great Wolf Resorts, Inc.*                          1,600       32,704
                                                          -----------

HUMAN RESOURCE & EMPLOYMENT SERVICES - 1.1%
CDI Corporation                                   16,900      370,448
Kforce, Inc.*                                     97,800      827,388
Watson Wyatt & Company Holdings                    2,900       74,327
                                                          -----------
                                                            1,272,163
                                                          -----------

IT CONSULTING & OTHER SERVICES - 0.9%
MPS Group, Inc.*                                  74,275      699,671
Tier Technologies, Inc. (Cl.B)*                   44,600      375,978
                                                          -----------
                                                            1,075,649
                                                          -----------

INDUSTRIAL MACHINERY - 2.3%
Robbins & Myers, Inc.                             15,500      333,405
Unova, Inc.*(1)                                   86,800    2,311,484
                                                          -----------
                                                            2,644,889
                                                          -----------

INTEGRATED TELECOMMUNICATION SERVICES - 0.6%
Cincinnati Bell, Inc.*                           164,300      706,490
                                                          -----------

INTERNET RETAIL - 0.0%
Stamps.com, Inc.*(1)                               2,200       41,250
                                                          -----------

INTERNET SOFTWARE & SERVICES - 1.1%
EarthLink, Inc.*                                  95,010      822,787
Net2Phone, Inc.*                                  81,500      147,515
Vignette Corporation*                             25,430      286,088
                                                          -----------
                                                            1,256,390
                                                          -----------

METAL & GLASS CONTAINERS - 1.4%
Constar International, Inc.*                      42,600      159,324
Intertape Polymer Group, Inc.*                   140,400    1,430,676
                                                          -----------
                                                            1,590,000
                                                          -----------

OIL & GAS DRILLING - 4.0%
Grey Wolf, Inc.*                                  99,800      739,518
Helmerich & Payne, Inc.(1)                        23,300    1,093,236
Parker Drilling Company*                          64,800      454,248
Pride International, Inc.*(1)                     52,016    1,336,811
Transocean, Inc.*(1)                              18,700    1,009,239
                                                          -----------
                                                            4,633,052
                                                          -----------

OIL & GAS EQUIPMENT & SERVICES - 9.4%
BJ Services Company(1)                            17,400  $   913,152
Global Industries, Ltd.*                         384,100    3,264,850
Input/Output, Inc.*                               84,400      530,032
Key Energy Services, Inc.*                       139,250    1,679,355
Newpark Resources, Inc.*                         204,000    1,530,000
Oceaneering International, Inc.*(1)               30,600    1,182,690
Petroleum Helicopters, Inc.
(Non-Voting)*                                     20,390      479,981
Petroleum Helicopters, Inc.
(Voting)*                                          5,900      143,193
Smith International, Inc.(1)                       9,900      630,630
Willbros Group, Inc.*                             46,700      668,744
                                                          -----------
                                                           11,022,627
                                                          -----------

OIL & GAS EXPLORATION & PRODUCTION - 15.1%
Forest Oil Corporation*(1)                        76,200    3,200,400
McMoRan Exploration Company*(1)                   76,385    1,490,271
Newfield Exploration Company*(1)                  21,700      865,613
Noble Energy, Inc.(1)                             21,500    1,626,475
PetroQuest Energy, Inc.*(1)                       48,600      319,302
Petrohawk Energy Corporation*(2)                  75,400      814,320
Pioneer Natural Resources
Company(1)                                        28,300    1,190,864
Range Resources Corporation(1)                   231,850    6,236,765
Remington Oil & Gas Corporation*                  28,000      999,600
Stone Energy Corporation*(1)                      13,100      640,590
Toreador Resources Corporation*(1)                10,500      255,045
                                                          -----------
                                                           17,639,245
                                                          -----------

OIL & GAS STORAGE & TRANSPORTATION - 0.1%
El Paso Corporation                                6,200       71,424
                                                          -----------

PACKAGED FOODS & MEATS - 1.3%
Del Monte Foods Company*                         141,660    1,525,678
                                                          -----------

PAPER PACKAGING - 0.4%
Chesapeake Corporation(1)                         21,400      448,116
                                                          -----------

PAPER PRODUCTS - 0.9%
Wausau Paper Corporation                          90,600    1,085,388
                                                          -----------

PHARMACEUTICALS - 0.2%
Discovery Partners International(1)*              99,300      283,998
                                                          -----------

PROPERTY & CASUALTY INSURANCE - 2.8%
Argonaut Group, Inc.*                             39,800      918,982
Donegal Group, Inc.                               12,589      251,276
EMC Insurance Group, Inc.                          3,900       70,512
Endurance Specialty Holdings,
Ltd.(1)                                           19,200      726,144
Mercury General Corporation                       22,700    1,237,604
Nymagic, Inc.                                      2,800       65,380
Seabright Insurance Holdings*                      3,000       34,290
                                                          -----------
                                                            3,304,188
                                                          -----------

REAL ESTATE INVESTMENT TRUSTS - 0.8%
American Financial Realty Trust                   40,200      618,276
Government Properties Trust, Inc.                 28,400      276,048
                                                          -----------
                                                              894,324
                                                          -----------

                                                         See accompanying notes.

                                                                        SERIES Q
Schedule of Investments                                 (SMALL CAP VALUE SERIES)
June 30, 2005                                                        (unaudited)

                                                 NUMBER       MARKET
                                               OF SHARES       VALUE
COMMON STOCKS(CONTINUED)

REGIONAL BANKS - 0.6%
Colonial BancGroup, Inc.                          29,500   $    650,770
                                                           ------------

REINSURANCE - 0.9%
Montpelier Re Holdings, Ltd.                      23,400        809,172
PXRE Group, Ltd.                                  11,600        292,552
                                                           ------------
                                                              1,101,724
                                                           ------------

SEMICONDUCTOR EQUIPMENT - 0.7%
Credence Systems Corporation*                     83,300        753,865
Kulicke & Soffa Industries, Inc.*                 15,000        118,650
                                                           ------------
                                                                872,515
                                                           ------------

SEMICONDUCTORS - 1.1%
Cirrus Logic, Inc.*                               78,100        414,711
Stats ChipPAC, Ltd. ADR*                          90,533        644,595
TriQuint Semiconductor, Inc.*                     52,200        173,826
                                                           ------------
                                                              1,233,132
                                                           ------------

SPECIALTY CHEMICALS - 2.2%
H.B. Fuller Company(1)                             7,500        255,450
OM Group, Inc.*                                   50,800      1,254,252
PolyOne Corporation*                             164,300      1,087,666
                                                           ------------
                                                              2,597,368
                                                           ------------

SPECIALTY STORES - 0.4%
Barbeques Galore, Ltd. ADR                        28,126        123,473
Sharper Image Corporation*                        26,600        338,618
                                                           ------------
                                                                462,091
                                                           ------------

STEEL - 6.6%
Carpenter Technology Corporation(1)               21,500      1,113,700
GrafTech International, Ltd.*                    235,655      1,013,316
Ipsco, Inc.(1)                                    43,900      1,918,430
Roanoke Electric Steel Corporation                20,800        343,616
Steel Dynamics, Inc.(1)                           51,100      1,341,375
United States Steel Corporation(1)                50,540      1,737,060
Webco Industries, Inc.*                           47,400        284,400
                                                           ------------
                                                              7,751,897
                                                           ------------

TRUCKING - 0.5%
Covenant Transport, Inc.*                         42,900        566,280
                                                           ------------

TOTAL COMMON STOCKS
   (cost $83,898,861)                                       107,722,388
                                                           ------------

FOREIGN STOCK - 0.4%

CANADA - 0.4%.
Eldorado Gold Corporation*                        49,600        131,565
Intertape Polymer Group, Inc.*,3                   3,000         30,606
Paramount Resources, Ltd.*                           800         11,740
Quadra Mining, Ltd.*                              68,000        291,369
                                                           ------------
                                                                465,280
                                                           ------------

TOTAL FOREIGN STOCKS
   (cost $493,093)                                              465,280
                                                           ------------

REPURCHASE AGREEMENT - 7.7%
State Street, 1.25%, dated 06-30-05,
   matures 07-01-05; repurchase amount
   $9,035,055 (Collateralized by FHLB,
   3.25%, 08-15-05 with a value of
   $9,217,389)                                $9,034,741   $  9,034,741
                                                           ------------

TOTAL REPURCHASE AGREEMENT
   (cost $9,034,741)                                          9,034,741
                                                           ------------

TOTAL INVESTMENTS - 100.1%
   (cost $93,426,695)                                       117,222,409
                                                           ------------

LIABILITIES, LESS CASH & OTHER ASSETS -(0.1%)                  (176,227)
                                                           ------------
TOTAL NET ASSETS - 100.0%                                  $117,046,182
                                                           ============

For federal income tax purposes, the identified cost of investments owned at June 30, 2005 was $94,093,697.

* Non-income producing security

ADR (American Depositary Receipt)

(1) Security underlying outstanding written options contracts.

(2) Security is restricted. The total market value of restricted securities is $814,320 (cost $589,418), or 0.7% of total net assets. The acquisition date was November 16, 2004.

(3) Security is a private placement

                                                         See accompanying notes.

                                                                        SERIES Q
                                                        (SMALL CAP VALUE SERIES)
                                                                     (unaudited)
Statement of Assets and Liabilities
June 30, 2005

ASSETS:
Investments, at value(1) ....................      $ 117,222,409
Cash ........................................            175,607
Cash denominated in a foreign currency,
   at value(2) ..............................             16,204
Receivables:
   Fund shares sold .........................            374,150
   Securities sold ..........................            591,781
   Dividends ................................             32,987
Prepaid expenses ............................              1,387
                                                   -------------
Total assets ................................        118,414,525
                                                   -------------

LIABILITIES:
Payable for:
   Securities purchased .....................            606,895
   Fund shares redeemed .....................             61,916
   Written options, at value ................            582,020
   Management fees ..........................             94,017
   Custodian fees ...........................              1,820
   Transfer agent and administration fees ...             10,545
   Professional fees ........................              9,314
   Other ....................................              1,816
                                                   -------------
Total liabilities ...........................          1,368,343
                                                   -------------
NET ASSETS ..................................      $ 117,046,182
                                                   =============

NET ASSETS CONSIST OF:
Paid in capital .............................      $  79,678,985
Accumulated net investment loss .............           (269,317)
Accumulated undistributed net realized
   gain on sale of investments, options
   written and purchased and
   foreign currency transactions ............         13,822,755
Net unrealized appreciation in value of
   investments, options written and
   purchased and translation of assets
   and liabilities in foreign currency ......         23,813,759
                                                   -------------
Net assets ..................................      $ 117,046,182
                                                   =============

Capital shares authorized ...................         indefinite
Capital shares outstanding ..................          5,792,347
Net asset value and redemption price
   per share (net assets divided by
   shares outstanding) ......................      $       20.21
                                                   =============

(1) Investments, at cost ....................      $  93,426,695
(2) Cash denominated in a foreign
     currency, at cost ......................             16,151

Statement of Operations
For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
   Dividends ................................      $     369,699
   Interest .................................             43,056
                                                   -------------
   Total investment income ..................            412,755
                                                   -------------

EXPENSES:
   Management fees ..........................            561,416
   Custodian fees ...........................             35,953
   Transfer agent/maintenance fees ..........             12,570
   Administration fees ......................             55,544
   Directors' fees ..........................              2,815
   Professional fees ........................              8,188
   Reports to shareholders ..................              2,940
   Other expenses ...........................              1,816
                                                   -------------
   Total expenses ...........................            681,242
   Less: Earnings credits ...................               (392)
                                                   -------------
   Net expenses .............................            680,850
                                                   -------------
   Net investment loss ......................           (268,095)
                                                   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the
period on:
   Investments ..............................          3,612,890
   Options written and purchased ............            335,255
   Foreign currency transactions ............             (2,771)
                                                   -------------
   Net realized gain ........................          3,945,374
                                                   -------------

Net unrealized appreciation
   (depreciation) during the period on:
   Investments ..............................         (3,380,953)
   Options written and purchased ............             40,733
   Translation of assets and liabilities
       in foreign currencies ................                 69
                                                   -------------
   Net unrealized depreciation ..............         (3,340,151)
                                                   -------------

   Net gain .................................            605,223
                                                   -------------
   Net increase in net assets resulting
       from operations ......................      $     337,128
                                                   =============

                                                         See accompanying notes.

                                                                        SERIES Q
Statement of Changes in Net Assets                      (SMALL CAP VALUE SERIES)

                                                                                         SIX MONTHS ENDED
                                                                                           JUNE 30, 2005       YEAR ENDED
                                                                                           (UNAUDITED)      DECEMBER 31, 2004
                                                                                         ------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ................................................................    $    (268,095)     $   (640,814)
   Net realized gain during the period on investments, options
     written and purchased and foreign currency transactions ..........................        3,945,374        11,046,391
   Net unrealized appreciation (depreciation) during the period on investments, options written and purchased and translation of
     assets and liabilities in foreign currencies .....................................       (3,340,151)        6,832,035
                                                                                           -------------      ------------
   Net increase in net assets resulting from operations ...............................          337,128        17,237,612
                                                                                           -------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ..............................................................                -                 -
   Net realized gain ..................................................................                -          (617,424)
                                                                                           -------------      ------------
   Total distributions to shareholders ................................................                -          (617,424)
                                                                                           -------------      ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares .......................................................       27,681,353        62,936,569
   Distributions reinvested ...........................................................                -           617,424
   Cost of shares redeemed ............................................................      (23,105,170)      (55,337,957)
                                                                                           -------------      ------------
   Net increase from capital share transactions .......................................        4,576,183         8,216,036
                                                                                           -------------      ------------
   Net increase in net assets .........................................................        4,913,311        24,836,224
                                                                                           -------------      ------------

NET ASSETS:
   Beginning of period ................................................................      112,132,871        87,296,647
                                                                                           -------------      ------------
   End of period ......................................................................    $ 117,046,182      $112,132,871
                                                                                           =============      ============

   Accumulated undistributed net investment loss at end of period .....................    $    (269,317)     $     (1,222)
                                                                                           =============      ============

CAPITAL SHARE ACTIVITY:
   Shares sold ........................................................................        1,390,908         3,550,042
   Shares reinvested ..................................................................                -            35,444
   Shares redeemed ....................................................................       (1,170,314)       (3,197,603)
                                                                                           -------------      ------------
   Total capital share activity .......................................................          220,594           387,883
                                                                                           =============      ============

                                                         See accompanying notes.

                                                                        SERIES Q
Financial Highlights                                    (SMALL CAP VALUE SERIES)
Selected data for each share of capital stock outstanding throughout each period

                                              SIX MONTHS                                                         YEAR ENDED
                                             ENDED JUNE 30,                                                      DECEMBER 31,
                                               2005(e)           2004         2003        2002        2001         2000(d)
                                             --------------    ---------    --------    --------    --------    ------------
PER SHARE DATA

Net asset value, beginning of period         $        20.13    $   16.84    $  11.24    $  12.79    $  10.74    $      10.00
                                             --------------    ---------    --------    --------    --------    ------------
Income (loss) from investment operations:
Net investment income (loss)                          (0.05)       (0.12)      (0.03)      (0.09)      (0.04)          (0.02)
Net gain (loss) on securities (realized and
unrealized)                                            0.13         3.53        5.73       (0.79)       2.41            0.76
                                             --------------    ---------    --------    --------    --------    ------------
Total from investment operations                       0.08         3.41        5.70       (0.88)       2.37            0.74
                                             --------------    ---------    --------    --------    --------    ------------
Less distributions:
Dividends from net investment income                      -            -           -           -           -               -
Distributions from realized gains                         -        (0.12)      (0.10)      (0.67)      (0.32)              -
                                             --------------    ---------    --------    --------    --------    ------------
Total distributions                                       -        (0.12)      (0.10)      (0.67)      (0.32)              -
                                             --------------    ---------    --------    --------    --------    ------------
Net asset value, end of period               $        20.21    $   20.13    $  16.84    $  11.24    $  12.79    $      10.74
                                             ==============    =========    ========    ========    ========    ============

TOTAL RETURN(a)                                        0.40%       20.37%      50.90%      (6.96%)     22.16%           7.40%
                                             --------------    ---------    --------    --------    --------    ------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)     $      117,046    $ 112,133    $ 87,297    $ 50,830    $ 58,198    $     10,427
                                             --------------    ---------    --------    --------    --------    ------------
Ratios to average net assets:
Net investment income (loss)                          (0.48%)      (0.68%)     (0.28%)     (0.59%)     (0.42%)         (0.41%)
Total expenses                                         1.21%        1.19%       1.22%       1.22%       1.18%           1.49%
Gross expenses(b)                                      1.21%        1.19%       1.22%       1.22%       1.18%           1.49%
Net expenses(c)                                        1.21%        1.19%       1.22%       1.22%       1.17%           1.23%
                                             --------------    ---------    --------    --------    --------    ------------
Portfolio turnover rate                                  30%          43%         37%         56%         47%             81%

----------
(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(d) Series Q was initially capitalized on May 1, 2000 with a net asset value of $10 per share. Percentage amounts for the period have been annualized, except for total return.

(e) Unaudited figures for the six months ended June 30, 2005. Percentage amounts for the period, except total return, have been annualized.

                                                         See accompanying notes.

                      This page left blank intentionally.

                                    SERIES S
                            SOCIAL AWARENESS SERIES

                             [SECURITY FUNDS LOGO]

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                                        SERIES S
Performance Summary                                    (SOCIAL AWARENESS SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

SERIES S VS. DOMINI SOCIAL 400 INDEX
AND S&P 500 INDEX

[PERFORMANCE GRAPH]

INCEPTION   SBL FUND SERIES S  DOMINI SOCIAL 400 INDEX  S&P 500 INDEX
  DATE            VALUE                VALUE                VALUE
06/30/1995      10,000.00            10,000.00            10,000.00
09/30/1995      11,028.28            10,796.47            10,794.93
12/31/1995      11,232.64            11,408.65            11,444.97
03/31/1996      11,995.56            11,996.75            12,058.82
06/30/1996      12,887.90            12,556.64            12,599.47
09/30/1996      13,500.78            13,076.53            12,988.97
12/31/1996      13,346.88            14,113.47            14,072.28
03/31/1997      12,829.24            14,594.31            14,449.11
06/30/1997      14,815.88            17,194.87            16,971.94
09/30/1997      15,972.81            18,638.58            18,244.69
12/31/1997      16,370.10            19,512.64            18,769.20
03/31/1998      18,553.79            22,324.82            21,387.53
06/30/1998      18,955.32            23,206.18            22,093.98
09/30/1998      17,243.13            20,979.15            19,895.45
12/31/1998      21,516.03            26,254.52            24,130.87
03/31/1999      22,116.42            27,619.78            25,336.69
06/30/1999      23,774.35            29,494.70            27,122.26
09/30/1999      22,298.87            27,712.62            25,428.31
12/31/1999      25,213.53            32,688.46            29,211.65
03/31/2000      26,700.43            33,732.48            29,883.04
06/30/2000      25,817.83            31,919.90            29,090.61
09/30/2000      24,330.94            30,435.51            28,809.23
12/31/2000      21,961.46            28,014.16            26,557.09
03/31/2001      19,228.21            24,643.26            23,409.89
06/30/2001      20,197.63            25,973.07            24,780.71
09/30/2001      16,867.89            22,287.97            21,145.54
12/31/2001      19,084.91            24,628.10            23,406.44
03/31/2002      19,106.59            24,677.93            23,470.05
06/30/2002      16,428.96            21,701.24            20,326.43
09/30/2002      13,810.46            18,013.87            16,815.89
12/31/2002      14,899.96            19,679.02            18,236.10
03/31/2003      14,501.61            19,016.46            17,661.77
06/30/2003      16,527.26            21,941.10            20,380.45
09/30/2003      16,934.09            22,693.91            20,919.84
12/31/2003      18,471.39            25,283.16            23,467.13
03/31/1994      18,599.07            25,808.79            23,865.23
06/30/2004      18,879.98            26,401.29            24,274.32
09/30/2004      17,969.89            25,472.35            23,819.23
12/31/2004      19,426.22            27,889.05            26,018.64
03/31/2005      18,583.09            26,606.13            25,458.12
06/30/2005      19,034.46            27,024.96            25,804.68

                             $10,000 OVER TEN YEARS

The chart above assumes a hypothetical $10,000 investment in Series S (Social Awareness Series) on June 30, 1995 and reflects the fees and expenses of Series
S. Series S is changing its benchmark index to the S&P 500 because, among other reasons, the Domini Social 400 is not as widely utilized and reported an index as the S&P 500, performance attribution analysis of the Domini Social 400 is no longer available to the Series and the change to the S&P 500 allows shareholders to compare the Series' performance to that of a broader measure of the stock market's overall performance as compared to the Domini 400. The Domini Social 400 index, modeled on the S&P 500 Index, is a socially screened capitalization weighted index of 400 common stocks.

AVERAGE ANNUAL RETURNS

YEARS ENDED 06-30-05(1)  1 YEAR  5 YEARS  10 YEARS
-----------------------  ------  -------  --------
Series S                  0.82%  (5.91%)     6.65%

----------
(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

      The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                 16.51%
Consumer Staples                       10.87
Energy                                  2.65
Financials                             16.80
Health Care                            15.27
Industrials                             9.60
Information Technology                 17.66
Materials                               2.23
Telecommunication Services              4.06
Commercial Paper                        1.24
U.S. Government Agency                  2.89
Repurchase Agreement                    0.27
Liabilities, less cash & other assets  (0.05)

                                                         See accompanying notes.

                                                                        SERIES S
Performance Summary                                    (SOCIAL AWARENESS SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 - June 30, 2005.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

FUND EXPENSES

                                      BEGINNING      ENDING       EXPENSES PAID
                                    ACCOUNT VALUE  ACCOUNT VALUE     DURING
                                      01-01-05      06-30-05(1)     PERIOD(2)
                                    -------------  ----------     --------------
Series S (Social Awareness Series)
 Actual                             $  1,000.00    $    979.80    $     4.47
 Hypothetical                          1,000.00       1,020.23          4.56

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2005 to June 30, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2005 to June 30, 2005 was (2.02%).

(2) Expenses are equal to the Series annualized expense ratio 0.91% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES S
Schedule of Investments                                (SOCIAL AWARENESS SERIES)
June 30, 2005                                                        (unaudited)

                                                NUMBER     MARKET
                                              OF SHARES    VALUE
COMMON STOCKS - 95.7%

AIR FREIGHT & LOGISTICS - 2.2%
FedEx Corporation                               26,000   $2,106,260
                                                         ----------
AIRLINES - 1.8%
Southwest Airlines Company                     125,500    1,748,215
                                                         ----------
ASSET MANAGEMENT & CUSTODY BANKS - 0.9%
Bank of New York Company, Inc.                  29,400      846,132
                                                         ----------
BIOTECHNOLOGY - 2.5%
Amgen, Inc.*                                    39,450    2,385,147
                                                         ----------
BROADCASTING & CABLE TV - 3.8%
Comcast Corporation*                            21,507      660,265
Univision Communications, Inc.*                109,300    3,011,215
                                                         ----------
                                                         3,671,480
                                                         ----------

COMMUNICATIONS EQUIPMENT - 6.0%
ADC Telecommunications, Inc.*                  130,085    2,831,950
Cisco Systems, Inc.*                           155,000    2,962,050
                                                         ----------
                                                          5,794,000
                                                         ----------

COMPUTER HARDWARE - 1.8%
Dell, Inc.*                                     43,400    1,714,734
                                                         ----------
CONSTRUCTION & ENGINEERING - 2.4%
Shaw Group, Inc.*                              105,800    2,275,758
                                                         ----------

CONSUMER FINANCE - 4.3%
American Express Company                        37,200    1,980,156
MBNA Corporation                                83,450    2,183,052
                                                         ----------
                                                          4,163,208
                                                         ----------

DATA PROCESSING & OUTSOURCED SERVICES - 2.5%
First Data Corporation                          61,200    2,456,568
                                                         ----------

DIVERSIFIED BANKS - 3.2%
Wells Fargo & Company                           50,000    3,079,000
                                                         ----------

DRUG RETAIL - 3.2%
CVS Corporation                                105,600    3,069,792
                                                         ----------

ELECTRICAL COMPONENTS & EQUIPMENT - 1.9%
Power-One, Inc.*                               285,400    1,800,874
                                                         ----------
GENERAL MERCHANDISE STORES - 1.7%
Target Corporation                              30,700    1,670,387
                                                         ----------
HEALTH CARE EQUIPMENT - 5.1%
Medtronic, Inc.                                 56,400    2,920,956
Zimmer Holdings, Inc.*                          26,000    1,980,420
                                                         ----------
                                                          4,901,376
                                                         ----------

HOME IMPROVEMENT RETAIL - 4.8%
Home Depot, Inc.                                79,500    3,092,550
Lowe's Companies, Inc.                          27,000    1,571,940
                                                         ----------
                                                          4,664,490
                                                         ----------

HOUSEHOLD PRODUCTS - 3.0%
Procter & Gamble Company                        55,000    2,901,250
                                                         ----------

INDUSTRIAL CONGLOMERATES - 1.4%
3M Company                                      18,800    1,359,240
                                                         ----------

INDUSTRIAL GASES - 2.2%
Praxair, Inc.                                   46,200    2,152,920
                                                         ----------
INSURANCE BROKERS - 2.9%
Marsh & McLennan Companies, Inc.               101,700    2,817,090
                                                         ----------

INTEGRATED TELECOMMUNICATION SERVICES - 4.1%
SBC Communications, Inc.                        65,564    1,557,145
Verizon Communications, Inc.                    68,800    2,377,040
                                                         ----------
                                                          3,934,185
                                                         ----------

INTERNET RETAIL - 0.6%
eBay, Inc.*                                     18,800      620,588
                                                         ----------

MANAGED HEALTH CARE - 4.6%
UnitedHealth Group, Inc.                        36,200    1,887,468
WellPoint, Inc.*                                37,200    2,590,608
                                                         ----------
                                                          4,478,076
                                                         ----------

MOVIES & ENTERTAINMENT - 5.5%
Time Warner, Inc.*                             167,500    2,798,925
Viacom, Inc. (Cl.B)                             79,800    2,555,196
                                                         ----------
                                                          5,354,121
                                                         ----------

MULTI-LINE INSURANCE - 4.1%
American International Group, Inc.              67,899    3,944,932
                                                         ----------

OIL & GAS EQUIPMENT & SERVICES - 1.3%
BJ Services Company                             24,000    1,259,520
                                                         ----------

OIL & GAS EXPLORATION & PRODUCTION - 0.2%
Anadarko Petroleum Corporation                   3,000      246,450
                                                         ----------

OIL & GAS STORAGE & TRANSPORTATION - 1.1%
Williams Companies, Inc.                        55,800    1,060,200
                                                         ----------

OTHER DIVERSIFIED FINANCIAL SERVICES - 1.5%
JP Morgan Chase & Company                       40,000    1,412,800
                                                         ----------

PHARMACEUTICALS - 3.1%
Johnson & Johnson                               46,364    3,013,660
                                                         ----------
SEMICONDUCTORS - 3.2%
Intel Corporation                              119,400    3,111,564
                                                         ----------

SOFT DRINKS - 4.7%
Coca-Cola Company                               56,050    2,340,088
PepsiCo, Inc.                                   41,000    2,211,130
                                                         ----------
                                                          4,551,218
                                                         ----------

SYSTEMS SOFTWARE - 4.1%
Microsoft Corporation                          161,600    4,014,144
                                                         ----------

TOTAL COMMON STOCKS
   (cost $92,878,071)                                    92,579,379
                                                         ----------

                                                         See accompanying notes.

                                                                        SERIES S
Schedule of Investments                                (SOCIAL AWARENESS SERIES)
June 30, 2005                                                        (unaudited)

                                                   PRINCIPAL    MARKET
                                                    AMOUNT       VALUE
COMMERCIAL PAPER - 1.2%

FINANCIAL - OTHER - 1.2%
Countrywide Financial,
   3.30%, 07-29-05                                $1,200,000  $  1,196,920
                                                              ------------
TOTAL COMMERCIAL PAPER
   (cost $1,196,920)
                                                                 1,196,920
                                                              ------------

U. S. GOVERNMENT SPONSORED AGENCIES - 2.9%
Federal Home Loan Bank:
   3.04%, 07-07-05                                   800,000       799,595
   3.17%, 07-20-05                                 1,000,000       998,327
                                                              ------------
                                                                 1,797,922
                                                              ------------
Federal National Mortgage Association,
   3.12%, 07-13-05                                1,000,000        998,960
                                                              ------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
   (cost $2,796,882)                                             2,796,882
                                                              ------------


REPURCHASE AGREEMENT - 0.3%
United Missouri Bank, 2.80%, dated 06-30-05,
   matures 07-01-05; repurchase amount of
   $264,021 (Collateralized by U.S. Treasury
   Notes, 3.25%, 08-15-07 with a value of
   $269,281)                                         264,000       264,000
                                                              ------------
TOTAL REPURCHASE AGREEMENT
   (cost $264,000)                                                 264,000
                                                              ------------

TOTAL INVESTMENTS - 100.1%
   (cost $97,135,873)                                           96,837,181
LIABILITIES, LESS CASH AND OTHER ASSETS - (0.1%)                   (53,554)
                                                              ------------
TOTAL NET ASSETS - 100.0%                                     $ 96,783,627
                                                              ============

For federal income tax purposes, the identified cost of investments owned at June 30, 2005 was $97,141,661.

*Non-income producing security

                                                         See accompanying notes.

                                                                        SERIES S
                                                       (SOCIAL AWARENESS SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2005

ASSETS:
Investments, at value(1) ......................  $ 96,837,181
Cash ..........................................           758
Receivables:
   Fund shares sold ...........................        34,953
   Dividends ..................................        50,527
Prepaid expenses ..............................         1,560
                                                 ------------
Total assets ..................................    96,924,979
                                                 ------------

LIABILITIES:
Payable for:
   Fund shares redeemed .......................        55,698
   Management fees ............................        60,406
   Custodian fees .............................           146
   Transfer agent and administration fee ......         9,437
   Professional fees ..........................         6,782
   Other ......................................         8,883
                                                 ------------
   Total liabilities ..........................       141,352
                                                 ------------
   NET ASSETS .................................  $ 96,783,627
                                                 ============

NET ASSETS CONSIST OF:
Paid in capital ...............................  $ 95,207,094
Accumulated undistributed net
   investment income ..........................     1,283,918
Accumulated undistributed net realized gain
   on sale of investments .....................       591,307
Net unrealized depreciation
   in value of investments ......................    (298,692)
                                                 ------------
Net assets ....................................  $ 96,783,627
                                                 ============

Capital shares authorized .......................  indefinite
Capital shares outstanding ......................   4,329,422
Net asset value and redemption price
   per share (net assets divided by
   shares outstanding) ........................  $      22.35
                                                 ============

(1)Investments, at cost .......................  $ 97,135,873

Statement of Operations
For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
   Dividends ....................................     $   586,064
   Interest .....................................          56,716
                                                      -----------
   Total investment income ......................         642,780
                                                      -----------

EXPENSES:
   Management fees ..............................         373,872
   Custodian fees ...............................           4,258
   Transfer agent/maintenance fees ..............          12,613
   Administration fees ..........................          45,102
   Directors' fees ..............................           2,617
   Professional fees ............................           8,396
   Reports to shareholders ......................           3,413
   Other expenses ...............................           2,204
                                                      -----------
   Total expenses ...............................         452,475
                                                      -----------
   Net investment income ........................         190,305
                                                      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
   Investments ..................................       1,900,914
                                                      -----------
   Net realized gain ............................       1,900,914
                                                      -----------
Net unrealized depreciation during the period on:
   Investments ..................................      (4,354,256)
                                                      -----------
   Net unrealized depreciation ..................      (4,354,256)
                                                      -----------
   Net loss .....................................      (2,453,342)
                                                      -----------
   Net decrease in net assets
     resulting from operations ..................     $(2,263,037)
                                                      ===========

                                                         See accompanying notes.

                                                                        SERIES S
Statement of Changes in Net Assets                     (SOCIAL AWARENESS SERIES)

                                                                        SIX MONTHS ENDED
                                                                          JUNE 30, 2005        YEAR ENDED
                                                                           (UNAUDITED)      DECEMBER 31, 2004
                                                                        ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income .............................................    $     190,305       $   1,098,477
   Net realized gain during the period on investments ................        1,900,914           6,395,190
   Net unrealized depreciation during the period on investments ......       (4,354,256)         (2,086,141)
                                                                          -------------       -------------
   Net increase (decrease) in net assets resulting from operations ...       (2,263,037)          5,407,526
                                                                          -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .............................................                -             (55,978)
                                                                          -------------       -------------
   Total distributions to shareholders ...............................                -             (55,978)
                                                                          -------------       -------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares ......................................        4,634,616          13,188,684
   Distributions reinvested ..........................................                -              55,978
   Cost of shares redeemed ...........................................      (14,443,093)        (28,190,885)
                                                                          -------------       -------------
   Net decrease from capital share transactions ......................       (9,808,477)        (14,946,223)
                                                                          -------------       -------------
   Net decrease in net assets ........................................      (12,071,514)         (9,594,675)
                                                                          -------------       -------------

NET ASSETS:
   Beginning of period ...............................................      108,855,141         118,449,816
                                                                          -------------       -------------
   End of period .....................................................    $  96,783,627       $ 108,855,141
                                                                          =============       =============

   Accumulated undistributed net investment income at end of period...    $   1,283,918       $   1,093,613
                                                                          =============       =============

CAPITAL SHARE ACTIVITY:
   Shares sold .......................................................          209,043             606,902
   Shares reinvested .................................................                -               2,616
   Shares redeemed ...................................................         (650,990)         (1,296,096)
                                                                          -------------       -------------
   Total capital share activity ......................................         (441,947)           (686,578)
                                                                          =============       =============

                                                         See accompanying notes.

                                                                        SERIES S
Financial Highlights                                   (SOCIAL AWARENESS SERIES)
Selected data for each share of capital stock outstanding throughout each period

                                                SIX MONTHS                                                           YEAR ENDED
                                              ENDED JUNE 30,                                                        DECEMBER 31,
                                                  2005(d)       2004         2003          2002          2001            2000
                                              --------------  -----------   ---------     --------    -----------   ------------
PER SHARE DATA

Net asset value, beginning of period            $     22.81   $     21.70   $   17.58     $  22.64    $     27.62    $     31.71
                                                -----------   -----------   ---------     --------    -----------    -----------
Income (loss) from investment operations:
Net investment income (loss)                           0.07          0.23        0.10         0.06           0.04          (0.02)
Net gain (loss) on securities (realized and
 unrealized)                                          (0.53)         0.89        4.11        (5.01)         (3.55)         (4.07)
                                                -----------   -----------   ---------     --------    -----------    -----------
Total from investment operations                      (0.46)         1.12        4.21        (4.95)         (3.51)         (4.09)

Less distributions:                             -----------   -----------   ---------     --------    -----------    -----------
Dividends from net investment income                      -         (0.01)      (0.09)       (0.11)             -              -
Distributions from realized gains                         -             -           -            -          (0.53)             -
Distributions in excess of capital gains                  -             -           -            -          (0.94)             -
                                                -----------   -----------   ---------     --------    -----------    -----------
Total distributions                                       -         (0.01)      (0.09)       (0.11)         (1.47)             -
                                                -----------   -----------   ---------     --------    -----------    -----------
Net asset value, end of period                  $     22.35   $     22.81   $   21.70     $  17.58    $     22.64    $     27.62
                                                ===========   ===========   =========     ========    ===========    ===========

TOTAL RETURN(a)                                       (2.02%)        5.17%      23.97%      (21.93%)       (13.10%)       (12.90%)
                                                -----------   -----------   ---------     --------    -----------    -----------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)        $    96,784   $   108,855   $ 118,450     $108,658    $   158,686    $   208,709
                                                -----------   -----------   ---------     --------    -----------    -----------
Ratios to average net assets:
Net investment income (loss)                           0.38%         0.97%       0.50%        0.29%          0.17%         (0.05%)
Total expenses                                         0.91%         0.89%       0.83%        0.83%          0.83%          0.83%
Gross expenses(b)                                      0.91%         0.89%       0.83%        0.83%          0.83%          0.83%
Net expenses(c)                                        0.91%         0.89%       0.83%        0.83%          0.83%          0.83%
                                                -----------   -----------   ---------     --------    -----------    -----------
Portfolio turnover rate                                  44%           24%         19%           5%            10%            24%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(d) Unaudited figures for the six months ended June 30, 2005. Percentage amounts for the period, except total return, have been annualized.

                                                         See accompanying notes.

                                    SERIES V

                              MID CAP VALUE SERIES

                             [SECURITY FUNDS LOGO]

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                                        SERIES V
Performance Summary                                       (MID CAP VALUE SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

SERIES V VS. S&P MIDCAP 400/ BARRA VALUE INDEX AND RUSSELL 2500 VALUE INDEX

                              [PERFORMANCE GRAPH]

INCEPTION     SBL FUND SERIES V          S&P MIDCAP 400/BARRA VALUE INDEX                RUSSELL 2500 VALUE INDEX
  DATE              VALUE                             VALUE                                       VALUE
---------     -----------------          --------------------------------                ------------------------
05/01/97          10,000.00                         10,000.00                                   10,000.00
06/30/97          11,140.00                         10,925.23                                   11,200.83
09/30/97          13,030.00                         12,471.40                                   12,594.49
12/31/97          13,130.00                         13,146.38                                   12,952.70
03/31/98          15,081.94                         14,440.15                                   14,188.46
06/30/98          14,980.18                         13,842.25                                   13,681.09
09/30/98          12,731.11                         11,932.74                                   11,427.77
12/31/98          15,307.87                         13,761.77                                   12,705.04
03/31/99          15,014.23                         12,653.42                                   11,687.40
06/30/99          18,300.24                         14,543.13                                   13,558.89
09/30/99          17,243.65                         13,126.61                                   12,386.34
12/31/99          18,197.58                         14,081.67                                   12,892.04
03/31/00          20,666.70                         14,964.64                                   13,494.60
06/30/00          20,982.14                         14,567.38                                   13,413.75
09/30/00          23,284.95                         16,467.23                                   14,336.43
12/31/00          24,349.34                         18,001.12                                   15,571.76
03/31/01          25,261.25                         17,381.57                                   15,264.14
06/30/01          27,726.32                         19,360.83                                   16,787.57
09/30/01          22,346.93                         16,839.62                                   14,698.15
12/31/01          27,058.22                         19,286.99                                   17,088.66
03/31/02          29,753.75                         21,200.92                                   18,542.23
06/30/02          27,475.48                         19,956.18                                   17,895.20
09/30/02          21,210.22                         16,268.59                                   14,608.72
12/31/02          23,250.58                         17,337.54                                   15,401.82
03/31/03          22,690.47                         16,331.37                                   14,666.86
06/30/03          29,025.88                         19,462.62                                   17,788.08
09/30/03          31,403.05                         20,862.99                                   19,169.13
12/31/03          35,868.72                         24,304.45                                   22,319.49
03/31/04          38,717.46                         25,648.25                                   23,698.49
06/30/04          39,679.70                         25,951.24                                   23,817.52
09/30/04          39,443.98                         25,748.69                                   23,877.08
12/31/04          45,542.23                         28,901.11                                   27,134.02
03/31/05          45,399.51                         28,696.21                                   26,556.13
06/30/05          46,645.11                         30,091.66                                   27,969.20

                             $10,000 SINCE INCEPTION

The chart above assumes a hypothetical $10,000 investment in Series V (Mid Cap Value Series) on May 1, 1997 (date of inception) and reflects the fees and expenses of Series V. Series V changed its benchmark index to the Russell 2500 Value Index. The Investment Adviser has determined that the Russell 2500 Value Index is a more appropriate index than the S&P MidCap 400/Barra Value Index, which is created by Standard & Poor's and Barra by dividing the S&P MidCap 400 Index equally between growth and value based upon a price-to-book value calculation, because the Russell 2500 Value Index more closely reflects the types of securities in which the Series invests and thus provides shareholders with a more appropriate benchmark against which to compare the Series' performance.

AVERAGE ANNUAL RETURNS

PERIODS ENDED 06-30-05 (1)      1 YEAR       5 YEARS      SINCE INCEPTION (5-1-97)
--------------------------      ------       -------      ------------------------
Series V                        17.55%       17.33%               20.75%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

      The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                    5.58%
Consumer Staples                          7.01
Energy                                   12.86
Financials                               10.97
Health Care                               7.20
Industrials                              23.13
Information Technology                   14.88
Materials                                 8.97
Telecommunication Services                0.98
Utilities                                 7.07
Commercial Paper                          0.81
Asset Backed Securities                   0.74
Repurchase Agreement                      0.16
Liabilities, less cash & other assets    (0.36)

                                                         See accompanying notes.

                                                                        SERIES V
Performance Summary                                       (MID CAP VALUE SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 - June 30, 2005.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

FUND EXPENSES

                                             BEGINNING              ENDING           EXPENSES PAID
                                           ACCOUNT VALUE         ACCOUNT VALUE          DURING
                                             01-01-05             06-30-05(1)          PERIOD(2)
                                           -------------         -------------       -------------
Series V (Mid Cap Value Series)
 Actual                                    $    1,000.00         $    1,024.20       $        4.42
 Hypothetical                                   1,000.00              1,020.37                4.41

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2005 to June 30, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2005 to June 30, 2005 was 2.42%.

(2) Expenses are equal to the Series annualized expense ratio 0.88% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES V
Schedule of Investments                                   (MID CAP VALUE SERIES)
June 30, 2005                                                        (unaudited)

                                                               PRINCIPAL
                                                               AMOUNT OR
                                                                NUMBER          MARKET
                                                               OF SHARES        VALUE
CONVERTIBLE BOND - 0.4%

PHARMACEUTICALS - 0.4%
Ligand Pharmaceuticals, Inc.,
   6.00% - 2007(2)                                           $   1,000,000   $    1,181,250
                                                                             --------------
TOTAL CONVERTIBLE BOND
   (cost $1,000,000)                                                              1,181,250
                                                                             --------------

PREFERRED STOCK - 0.2%

DIVERSIFIED METALS & MINING - 0.2%
Arch Coal, Inc.                                                      5,200          692,900
                                                                             --------------
TOTAL PREFERRED STOCK
   (cost $260,000)                                                                  692,900
                                                                             --------------

COMMON STOCKS - 98.0%

AEROSPACE & DEFENSE - 1.0%
Curtiss-Wright Corporation                                          60,000        3,237,000
                                                                             --------------
AGRICULTURAL PRODUCTS - 3.2%
Archer-Daniels-Midland Company                                     290,000        6,200,200
Corn Products International, Inc.                                  174,000        4,134,240
                                                                             --------------
                                                                                 10,334,440
                                                                             --------------
AIR FREIGHT & LOGISTICS - 0.4%
AirNet Systems, Inc.*                                              182,000          766,220
Stonepath Group, Inc.*                                             520,000          478,400
                                                                             --------------
                                                                                  1,244,620
                                                                             --------------
APPAREL, ACCESSORIES & LUXURY GOODS - 0.9%
Kellwood Company                                                   110,000        2,959,000
                                                                             --------------
APPLICATION SOFTWARE - 1.2%
Epiq Systems, Inc.*                                                139,300        2,278,948
Plato Learning, Inc.*                                              200,000        1,476,000
                                                                             --------------
                                                                                  3,754,948
                                                                             --------------
BUILDING PRODUCTS - 0.1%
Aaon, Inc.*                                                         14,150          251,728
                                                                             --------------
COAL & CONSUMABLE FUELS - 2.8%
Arch Coal, Inc.                                                    125,000        6,808,750
Consol Energy, Inc.                                                 40,100        2,148,558
                                                                             --------------
                                                                                  8,957,308
                                                                             --------------
COMMUNICATIONS EQUIPMENT - 3.0%
3Com Corporation*                                                2,100,000        7,644,000
Avanex Corporation*                                              1,676,600        1,508,940
Oplink Communications, Inc.*                                       300,200          513,342
                                                                             --------------
                                                                                  9,666,282
                                                                             --------------
COMPUTER STORAGE & PERIPHERALS - 0.3%
Adaptec, Inc.*                                                     254,600          987,848
                                                                             --------------
CONSTRUCTION & ENGINEERING - 11.3%
Dycom Industries, Inc.*                                             62,000        1,228,220
Granite Construction, Inc.                                          56,700        1,593,270
MasTec, Inc.*                                                      446,400        3,928,320
McDermott International, Inc.*                                     332,000        6,972,000
Quanta Services, Inc.*                                             663,700        5,840,560
Shaw Group, Inc.*                                                  790,000       16,992,900
                                                                             --------------
                                                                                 36,555,270
                                                                             --------------
DATA PROCESSING & OUTSOURCED SERVICES - 2.2%
Computer Sciences Corporation*                                     165,000        7,210,500
                                                                             --------------
DIVERSIFIED COMMERCIAL SERVICES - 1.7%
FTI Consulting, Inc.*                                              267,000        5,580,300
                                                                             --------------
DIVERSIFIED METALS & MINING - 5.6%
Inco, Ltd.*                                                        200,000        7,550,000
Phelps Dodge Corporation(1)                                         50,000        4,625,000
Usec, Inc.(1)                                                      413,100        6,047,784
                                                                             --------------
                                                                                 18,222,784
                                                                             --------------
ELECTRIC UTILITIES - 6.5%
Cinergy Corporation(1)                                              88,000        3,944,160
Great Plains Energy, Inc.                                           80,000        2,551,200
KFx, Inc.*                                                       1,008,000       14,404,320
                                                                             --------------
                                                                                 20,899,680
                                                                             --------------
ELECTRICAL COMPONENTS & EQUIPMENT - 3.0%
Electric City Corporation*,(3)                                   1,200,000        1,104,000
Power-One, Inc.*                                                   925,000        5,836,750
Preformed Line Products Company                                      1,400           57,120
Thomas & Betts Corporation*                                        100,000        2,824,000
                                                                             --------------
                                                                                  9,821,870
                                                                             --------------
ELECTRONIC EQUIPMENT MANUFACTURERS - 3.0%
Maxwell Technologies, Inc.*,(3)                                    343,200        4,183,608
Merix Corporation*                                                 611,400        3,576,690
Powell Industries, Inc.*                                           101,700        1,919,079
                                                                             --------------
                                                                                  9,679,377
                                                                             --------------
FOOTWEAR - 1.0%
Brown Shoe Company, Inc.                                            80,000        3,132,000
                                                                             --------------
GAS UTILITIES - 0.6%
Southern Union Company*                                             78,000        1,914,900
                                                                             --------------
HEALTH CARE FACILITIES - 4.8%
Community Health Systems, Inc.*                                    100,000        3,779,000
Triad Hospitals, Inc.*(1)                                          135,000        7,376,400
Universal Health Services, Inc. (Cl.B.)                             70,000        4,352,600
                                                                             --------------
                                                                                 15,508,000
                                                                             --------------
HEALTH CARE SERVICES - 1.4%
Hooper Holmes, Inc.                                                807,700        3,351,955
NDCHealth Corporation                                               66,000        1,186,020
                                                                             --------------
                                                                                  4,537,975
                                                                             --------------

                                                         See accompanying notes.

                                                                        SERIES V
Schedule of Investments                                   (MID CAP VALUE SERIES)
June 30, 2005                                                        (unaudited)

                                                             NUMBER        MARKET
                                                           OF SHARES       VALUE
COMMON STOCKS (CONTINUED)

HOUSEWARES & SPECIALTIES - 0.4%
Newell Rubbermaid, Inc.                                       62,000    $   1,478,080
                                                                        -------------
INDUSTRIAL CONGLOMERATES - 1.0%
Alleghany Corporation*                                        10,716        3,182,652
                                                                        -------------
INDUSTRIAL MACHINERY - 1.0%
Capstone Turbine Corporation*                              1,150,000        1,460,500
Quixote Corporation                                           97,200        1,906,092
                                                                        -------------
                                                                            3,366,592
                                                                        -------------
INSURANCE BROKERS - 0.3%
Hub International, Ltd.                                       45,700          890,693
                                                                        -------------
INTEGRATED OIL & GAS - 2.7%
Murphy Oil Corporation                                       164,000        8,565,720
                                                                        -------------
INTEGRATED TELECOMMUNICATION SERVICE - 0.4%
Global Crossing, Ltd.*                                        75,000        1,280,250
                                                                        -------------
IT CONSULTING & OTHER SERVICES - 0.9%
Acxiom Corporation(1)                                         77,100        1,609,848
Keane, Inc.*,(1)                                             100,000        1,370,000
                                                                        -------------
                                                                            2,979,848
                                                                        -------------
MARINE - 0.8%
Frontline, Ltd.                                               60,700        2,442,568
                                                                        -------------
MULTI-LINE INSURANCE - 1.4%
American Financial Group, Inc.                               132,000        4,424,640
                                                                        -------------
OIL & GAS DRILLING - 1.7%
Grey Wolf, Inc.*                                             493,600        3,657,576
Nabors Industries, Ltd.*                                      30,000        1,818,600
                                                                        -------------
                                                                            5,476,176
                                                                        -------------
OIL & GAS EQUIPMENT & SERVICES - 1.4%
Key Energy Services, Inc.*                                   382,000        4,606,920
                                                                        -------------
OIL & GAS EXPLORATION & PRODUCTION - 1.2%
Denbury Resources, Inc.*(1)                                   15,700          624,389
Pioneer Natural Resources Company                             80,396        3,383,064
                                                                        -------------
                                                                            4,007,453
                                                                        -------------
OIL & GAS STORAGE & TRANSPORTATION - 3.1%
Williams Companies, Inc.                                     520,000        9,880,000
                                                                        -------------
PACKAGED FOODS & MEATS - 3.8%
American Italian Pasta Company                                70,000        1,471,400
Hain Celestial Group, Inc.*                                   75,000        1,462,500
Hormel Foods Corporation                                     155,000        4,546,150
Tyson Foods, Inc.                                            270,000        4,806,000
                                                                        -------------
                                                                           12,286,050
                                                                        -------------
PAPER PACKAGING - 1.9%
Bemis Company, Inc.                                          100,000        2,654,000
Sonoco Products Company                                      125,000        3,312,500
                                                                        -------------
                                                                            5,966,500
                                                                        -------------
PHARMACEUTICALS - 0.6%
Hollis-Eden Pharmaceuticals, Inc.*                           193,803        1,434,142
Ligand Pharmaceuticals, Inc. (Cl. B)*                         77,600          539,320
                                                                        -------------
                                                                            1,973,462
                                                                        -------------
PROPERTY & CASUALTY INSURANCE - 4.1%
First American Corporation                                   177,400        7,120,836
United America Indemnity, Ltd.*                               83,000        1,426,770
W. R. Berkley Corporation                                    130,000        4,638,400
                                                                        -------------
                                                                           13,186,006
                                                                        -------------
REAL ESTATE INVESTMENT TRUST - 3.0%
Bimini Mortgage Management, Inc.                             152,200        2,146,020
HomeBanc Corporation                                         321,600        2,923,344
MortgageLt Holdings, Inc.                                    251,100        4,582,575
                                                                        -------------
                                                                            9,651,939
                                                                        -------------
REGIONAL BANKS - 2.2%
Mercantile Bankshares Corporation                             50,000        2,576,500
Wilmington Trust Corporation                                  64,200        2,311,842
Zions Bancorporation                                          32,000        2,352,960
                                                                        -------------
                                                                            7,241,302
                                                                        -------------
SEMICONDUCTOR EQUIPMENT - 1.4%
Ultratech, Inc.*                                             249,000        4,556,700
                                                                        -------------
SEMICONDUCTORS - 2.8%
Applied Micro Circuits Corporation*                          550,000        1,408,000
IXYS Corporation*                                            437,200        6,199,496
Stats ChipPAC, Ltd. ADR*                                     217,500        1,548,600
                                                                        -------------
                                                                            9,156,096
                                                                        -------------
SPECIALTY CHEMICALS - 1.3%
H.B. Fuller Company                                           68,000        2,316,080
Material Sciences Corporation*                                57,000          829,920
Minerals Technologies, Inc.                                   15,000          924,000
                                                                        -------------
                                                                            4,070,000
                                                                        -------------
SPECIALTY STORES - 1.8%
Bombay Company, Inc.*                                        445,000        2,536,500
Borders Group, Inc.                                          126,000        3,189,060
                                                                        -------------
                                                                            5,725,560
                                                                        -------------
TIRES & RUBBER - 1.5%
Bandag, Inc.                                                 102,000        4,697,100
                                                                        -------------
TRADING COMPANIES & DISTRIBUTORS - 1.7%
Hughes Supply, Inc.                                          196,200        5,513,220
                                                                        -------------
TRUCKING - 1.0%
SCS Transportation, Inc.*                                     11,000          195,800
Werner Enterprises, Inc.                                     157,000        3,083,480
                                                                        -------------
                                                                            3,279,280
                                                                        -------------
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
Wireless Facilities, Inc.*                                   296,400        1,876,212
                                                                        -------------
TOTAL COMMON STOCKS
   (cost $235,623,387)                                                    316,216,849
                                                                        -------------

                                                         See accompanying notes.

                                                                        SERIES V
Schedule of Investments                                   (MID CAP VALUE SERIES)
June 30, 2005                                                        (unaudited)

                                                                   PRINCIPAL
                                                                   AMOUNT OR
                                                                    NUMBER         MARKET
                                                                   OF SHARES       VALUE
WARRANTS - 0.0%

Electric City Corporation,
   $0.90, 03-19-09                                                     350,000  $     138,973
                                                                                -------------
TOTAL WARRANTS
   (cost $327,719)                                                                   138,973
                                                                                -------------

COMMERCIAL PAPER - 0.8%

BROKERAGE - 0.4%
Citigroup Funding, Inc.,
   3.30%, 07-12-05                                                $  1,300,000      1,298,689
                                                                                -------------
FINANCIAL - OTHER - 0.4%
Countrywide Financial,
   3.32%, 07-05-05                                                $  1,300,000      1,299,521
                                                                                -------------
TOTAL COMMERCIAL PAPER
   (cost $2,598,209)                                                                2,598,210
                                                                                -------------

ASSET BACKED SECURITIES - 0.7%

SPECIAL PURPOSE ENTITIES - 0.7%
Asset One Securitization,
   3.30%, 07-01-05                                                $  1,081,000      1,081,000
   3.15%, 07-07-05                                                $  1,300,000      1,299,296
                                                                                -------------
TOTAL ASSET BACKED SECURITIES
   (cost $2,380,296)                                                                2,380,296
                                                                                -------------

REPURCHASE AGREEMENT - 0.2%

United Missouri Bank, 2.80%, dated 06-30-05,
   matures 07-01-05; repurchase amount
   of $509,040 (Collateralized by
   FHLMC, 4.50%, 02-02-12 with
   a value of $519,180)                                           $    509,000        509,000
                                                                                -------------
TOTAL REPURCHASE AGREEMENT
   (cost $509,000)                                                                    509,000
                                                                                -------------
TOTAL INVESTMENTS - 100.3%
   (cost $242,698,611)                                                            323,717,478
LIABILITIES, LESS CASH & OTHER ASSETS - (0.3%)                                     (1,126,609)
                                                                                -------------
TOTAL NET ASSETS - 100.0%                                                       $ 322,590,869
                                                                                =============

The identified cost of investments owned at June 30, 2005 was the same for federal income tax and financial statement purposes.

*Non-income producing security

ADR (American Depositary Receipt)

(1)   Security is segregated as collateral for written option contracts.

(2) Security is a 144A security. The total market value of 144A securities is $1,181,250 (cost $1,000,000), or 0.4% of total net assets.

(3) Security is illiquid. The total market value of illiquid securities is $5,287,608 (cost $7,513,158), or 1.6% of total net assets.

                                                         See accompanying notes.

                                                                        SERIES V
                                                          (MID CAP VALUE SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2005

ASSETS:
Investments, at value(1) .............................   $   323,717,478
Cash .................................................             3,413
Receivables:
   Fund shares sold ..................................           967,129
   Securities sold ...................................           182,448
   Interest ..........................................             7,500
   Dividends .........................................           287,566
Prepaid expenses .....................................             3,928
                                                         ---------------
Total assets .........................................       325,169,462
                                                         ---------------

LIABILITIES:
Payable for:
   Securities purchased ..............................         1,545,850
   Fund shares redeemed ..............................           255,370
   Written options, at value .........................           530,490
   Management fees ...................................           195,807
   Custodian fees ....................................             1,482
   Transfer agent and administration fees ............            26,106
   Professional fees .................................            12,360
   Other .............................................            11,128
                                                         ---------------
   Total liabilities .................................         2,578,593
                                                         ---------------
   NET ASSETS ........................................   $   322,590,869
                                                         ===============

NET ASSETS CONSIST OF:
Paid in capital ......................................   $   196,366,299
Accumulated undistributed net
   investment income .................................         1,607,093
Accumulated undistributed net realized
   gain on sale of investments
   and options written and purchased .................        43,302,909
Net unrealized appreciation
   in value of investments and
   options written and purchased .....................        81,314,568
                                                         ---------------
Net assets ...........................................   $   322,590,869
                                                         ===============

Capital shares authorized ............................        indefinite
Capital shares outstanding ...........................         8,974,320
Net asset value and redemption price
   per share (net assets divided by
   shares outstanding) ...............................   $         35.95
                                                         ===============

(1)Investments, at cost ..............................   $   242,698,611

Statement of Operations
For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
   Dividends .......................................   $  1,932,189
   Interest ........................................         55,984
                                                       ------------
   Total investment income .........................      1,988,173
                                                       ------------

EXPENSES:
   Management fees .................................      1,137,201
   Custodian fees ..................................         11,495
   Transfer agent/maintenance fees .................         13,604
   Administration fees .............................        136,467
   Directors' fees .................................          7,725
   Professional fees ...............................         18,904
   Reports to shareholders .........................          7,260
   Other expenses ..................................          5,084
                                                       ------------
   Total expenses ..................................      1,337,740
                                                       ------------
   Net investment income ...........................        650,433
                                                       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
   Investments .....................................     16,476,224
   Options written and purchased ...................        615,754
                                                       ------------
   Net realized gain ...............................     17,091,978
                                                       ------------
Net unrealized (depreciation) during the period on:
   Investments .....................................    (10,431,773)
   Options written and purchased ...................        301,598
                                                       ------------
   Net unrealized depreciation .....................    (10,130,175)
                                                       ------------

   Net gain ........................................      6,961,803
                                                       ------------
   Net increase in net assets
        resulting from operations ..................   $  7,612,236
                                                       ============

                                                         See accompanying notes.

                                                                        SERIES V
Statement of Changes in Net Assets                        (MID CAP VALUE SERIES)

                                                                       SIX MONTHS
                                                                          ENDED
                                                                      JUNE 30, 2005      YEAR ENDED
                                                                       (UNAUDITED)    DECEMBER 31, 2004
                                                                      -------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ..........................................   $     650,433     $     956,660
   Net realized gain during the period on investments and options
     written and purchased ........................................      17,091,978        26,210,930
   Net unrealized appreciation (depreciation) during the period on
     investments and options written and purchased ................     (10,130,175)       35,582,162
                                                                      -------------     -------------
   Net increase in net assets resulting from operations ...........       7,612,236        62,749,752
                                                                      -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ..........................................               -           (66,480)
   Net realized gain ..............................................               -        (6,024,709)
                                                                      -------------     -------------
   Total distributions to shareholders ............................               -        (6,091,189)
                                                                      -------------     -------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares ...................................      48,097,693       101,360,304
   Distributions reinvested .......................................               -         6,091,189
   Cost of shares redeemed ........................................     (40,655,450)      (80,231,256)
                                                                      -------------     -------------
   Net increase from capital share transactions ...................       7,442,243        27,220,237
                                                                      -------------     -------------
   Net increase in net assets .....................................      15,054,479        83,878,800
                                                                      -------------     -------------

NET ASSETS:
   Beginning of period ............................................     307,536,390       223,657,590
                                                                      -------------     -------------
   End of period ..................................................   $ 322,590,869     $ 307,536,390
                                                                      =============     =============

   Accumulated undistributed net investment income at end of period   $   1,607,093     $     956,660
                                                                      =============     =============

CAPITAL SHARE ACTIVITY:
   Shares sold ....................................................       1,395,896         3,302,809
   Shares reinvested ..............................................               -           206,062
   Shares redeemed ................................................      (1,184,128)       (2,640,940)
                                                                      -------------     -------------
   Total capital share activity ...................................         211,768           867,931
                                                                      =============     =============

                                                         See accompanying notes.

                                                                        SERIES V
Financial Highlights                                      (MID CAP VALUE SERIES)
Selected data for each share of capital stock outstanding throughout each period

                                                        SIX MONTHS                                                    YEAR ENDED,
                                                      ENDED JUNE 30,                                                  DECEMBER 31,
                                                         2005(d)         2004        2003         2002        2001       2000
                                                      --------------   ---------   ---------    --------    --------  ------------
PER SHARE DATA

Net asset value, beginning of period                  $        35.10   $   28.33   $   18.68    $  23.49    $  22.19    $   16.73
                                                      --------------   ---------   ---------    --------    --------    ---------
Income (loss) from investment operations:
Net investment income (loss)                                    0.07        0.11        0.07        0.10        0.09         0.08
Net gain (loss) on securities (realized and                     0.78        7.39       10.03       (3.16)       2.31         5.57
unrealized)
                                                      --------------   ---------   ---------    --------    --------    ---------
Total from investment operations                                0.85        7.50       10.10       (3.06)       2.40         5.65
                                                      --------------   ---------   ---------    --------    --------    ---------
Less distributions:
Dividends from net investment income                               -       (0.01)      (0.06)      (0.19)      (0.08)           -
Distributions from realized gains                                  -       (0.72)      (0.39)      (1.56)      (1.02)       (0.19)
                                                      --------------   ---------   ---------    --------    --------    ---------
Total distributions                                                -       (0.73)      (0.45)      (1.75)      (1.10)       (0.19)
                                                      --------------   ---------   ---------    --------    --------    ---------
Net asset value, end of period                        $        35.95   $   35.10   $   28.33    $  18.68    $  23.49    $   22.19
                                                      ==============   =========   =========    ========    ========    =========

TOTAL RETURN(a)                                                 2.42%      26.97%      54.27%     (14.07%)     11.13%       33.81%
                                                      --------------   ---------   ---------    --------    --------    ---------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)              $      322,591   $ 307,536   $ 223,658    $147,512    $166,860    $ 115,551
                                                      --------------   ---------   ---------    --------    --------    ---------
Ratios to average net assets:
Net investment income (loss)                                    0.43%       0.37%       0.36%       0.46%       0.43%        0.55%
Total expenses                                                  0.88%       0.88%       0.83%       0.84%       0.85%        0.84%
Gross expenses(b)                                               0.88%       0.88%       0.83%       0.84%       0.85%        0.84%
Net expenses(c)                                                 0.88%       0.88%       0.83%       0.84%       0.83%        0.84%
                                                      --------------   ---------   ---------    --------    --------    ---------
Portfolio turnover rate                                           27%         43%         59%         65%         50%          35%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(d) Unaudited figures for the six months ended June 30, 2005. Percentage amounts for the period, except total return, have been annualized.

                                                         See accompanying notes.

                      This page left blank intentionally.

                                    SERIES W

                    MAIN STREET GROWTH AND INCOME(R) SERIES

                           [OPPENHEIMERFUNDS(R) LOGO]

                                   SUBADVISOR,
                             OPPENHEIMERFUNDS, INC.

                                                                        SERIES W
Performance Summary                      (MAIN STREET GROWTH & INCOME(R) SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

SERIES W VS. S&P 500 INDEX

                              [PERFORMANCE GRAPH]

INCEPTION     SBL FUND SERIES W      S&P 500 INDEX
  DATE             VALUE                VALUE
05/01/00          10,000.00            10,000.00
06/30/00           9,980.00            10,036.94
09/30/00          10,060.00             9,939.85
12/31/00           9,016.25             9,162.81
03/31/01           8,155.65             8,076.96
06/30/01           8,505.90             8,549.92
09/30/01           7,555.24             7,295.70
12/31/01           8,115.58             8,075.77
03/31/02           8,215.77             8,097.71
06/30/02           7,494.38             7,013.09
09/30/02           6,262.02             5,801.87
12/31/02           6,551.13             6,291.88
03/31/03           6,329.74             6,093.72
06/30/03           7,205.24             7,031.73
09/30/03           7,416.57             7,217.83
12/31/03           8,271.52             8,096.70
03/31/04           8,423.01             8,234.06
06/30/04           8,453.31             8,375.21
09/30/04           8,284.62             8,218.19
12/31/04           8,991.85             8,977.04
03/31/05           8,809.99             8,783.64
06/30/05           8,921.12             8,903.21

                             $10,000 SINCE INCEPTION

The chart above assumes a hypothetical $10,000 investment in Series W (Main St. Growth & Income(R) Series) on May 1, 2000 (date of inception), and reflects the fees and expenses of Series W.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                     8.48%
Consumer Staples                           8.74
Energy                                    11.90
Financials                                23.63
Health Care                               13.26
Industrials                               10.02
Information Technology                    13.62
Materials                                  2.79
Telecommunication Services                 3.30
Utilities                                  3.43
Cash & other assets, less liabilities      0.83

AVERAGE ANNUAL RETURNS

                                                         SINCE INCEPTION
PERIODS ENDED 06-30-05(1)      1 YEAR      5 YEARS          (5-1-00)
-------------------------      ------      -------       ---------------
Series W                        5.53%       (2.22%)          (2.19%)

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

      The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                         See accompanying notes.

                                                                        SERIES W
Performance Summary                      (MAIN STREET GROWTH & INCOME(R) SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 - June 30, 2005

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

FUND EXPENSES

                              BEGINNING       ENDING      EXPENSES PAID
                            ACCOUNT VALUE  ACCOUNT VALUE     DURING
                              01-01-05      06-30-05(1)     PERIOD(2)
                            -------------  -------------  -------------
Series W (Main Street Growth & Income Series)
  Actual                    $1,000.00      $   992.10     $    6.47
  Hypothetical               1,000.00        1,018.25          6.56

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2005 to June 30, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2005 to June 30, 2005 was (0.79%).

(2) Expenses are equal to the Series annualized expense ratio 1.31%, net of any waivers and expense reductions, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES W
Schedule of Investments                  (MAIN STREET GROWTH & INCOME(R) SERIES)
June 30, 2005                                                        (unaudited)

                                                            NUMBER      MARKET
                                                          OF SHARES     VALUE
COMMON STOCKS - 98.5%

ADVERTISING - 0.1%
Arbitron, Inc.                                                 100     $   4,290
Catalina Marketing Corporation                                 200         5,082
Omnicom Group, Inc.                                            300        23,958
                                                                       ---------
                                                                          33,330
                                                                       ---------
AEROSPACE & DEFENSE - 2.7%
Boeing Company                                               4,900       323,400
General Dynamics Corporation                                 1,000       109,540
Goodrich Corporation                                           500        20,480
Honeywell International, Inc.                                2,400        87,912
Lockheed Martin Corporation                                  3,100       201,097
Northrop Grumman Corporation                                 3,600       198,900
Precision Castparts Corporation                                400        31,160
Raytheon Company                                             2,600       101,712
Rockwell Colllins, Inc.                                        600        28,608
United Technologies Corporation                              6,400       328,640
                                                                       ---------
                                                                       1,431,449
                                                                       ---------
AGRICULTURAL PRODUCTS - 0.3%
Archer-Daniels-Midland Company                               8,000       171,040
                                                                       ---------
AIR FREIGHT & LOGISTICS - 0.3%
FedEx Corporation                                            1,700       137,717
United Parcel Service, Inc. (Cl.B)                             500        34,580
                                                                       ---------
                                                                         172,297
                                                                       ---------
AIRLINES - 0.0%
Alaska Air Group, Inc.*                                        300         8,925
                                                                       ---------
ALUMINUM - 0.0%
Alcoa, Inc.                                                    700        18,291
                                                                       ---------
APPAREL RETAIL - 0.5%
Abercrombie & Fitch Company                                    400        27,480
American Eagle Outfitters, Inc.                              1,300        39,845
Bebe Stores, Inc.                                              125         3,309
Children's Place Retail Stores, Inc.*                          200         9,334
Finish Line, Inc.                                              100         1,892
Gap, Inc.                                                    3,800        75,050
Men's Wearhouse, Inc.*                                         450        15,493
TJX Companies, Inc.                                          2,300        56,005
Too, Inc.*                                                     300         7,011
                                                                       ---------
                                                                         235,419
                                                                       ---------
APPAREL, ACCESSORIES & LUXURY GOODS - 0.2%
Coach, Inc.*                                                 2,500        83,925
                                                                       ---------
APPLICATION SOFTWARE - 0.1%
Autodesk, Inc.                                                 600        20,622
Cadence Design Systems, Inc.*                                  700         9,562
Synopsys, Inc.*                                              1,700        28,339
                                                                       ---------
                                                                          58,523
                                                                       ---------
ASSET MANAGEMENT & CUSTODY BANKS - 0.7%
Affiliated Managers Group, Inc.*                                50         3,416
Bank of New York Company, Inc.                               5,500       158,290
Franklin Resources, Inc.                                     1,800       138,564
Legg Mason, Inc.                                                50         5,206
Mellon Financial Corporation                                   500        14,345
Northern Trust Corporation                                     400        18,236
                                                                       ---------
                                                                         338,057
                                                                       ---------
AUTO PARTS & EQUIPMENT - 0.0%
Autoliv, Inc.                                                  500        21,900
                                                                       ---------
AUTOMOBILE MANUFACTURERS - 0.3%
Ford Motor Company                                          13,474       137,974
                                                                       ---------
AUTOMOTIVE RETAIL - 0.1%
Advance Auto Parts, Inc.*                                      400        25,820
AutoNation, Inc.*                                            1,000        20,520
                                                                       ---------
                                                                          46,340
                                                                       ---------
BIOTECHNOLOGY - 0.7%
Amgen, Inc.*                                                 3,800       229,748
Applera Corporation - Applied
   Biosystems Group                                          1,100        21,637
Genentech, Inc.*                                             1,300       104,364
Invitrogen Corporation*                                        100         8,329
                                                                       ---------
                                                                         364,078
                                                                       ---------
BREWERS - 0.2%
Anheuser-Busch Companies, Inc.                               1,800        82,350
                                                                       ---------
BROADCASTING & CABLE TV - 0.5%
Comcast Corporation*                                         7,331       225,062
Liberty Media Corporation*                                   1,700        17,323
                                                                       ---------
                                                                         242,385
                                                                       ---------
BUILDING PRODUCTS - 0.5%
American Standard Companies, Inc.                            2,300        96,416
Masco Corporation                                            4,000       127,040
USG Corporation*                                               400        17,000
                                                                       ---------
                                                                         240,456
                                                                       ---------
CASINOS & GAMING - 0.3%
Harrah's Entertainment, Inc.                                     1            47
MGM Mirage*                                                  3,400       134,572
Penn National Gaming, Inc.*                                    400        14,600
                                                                       ---------
                                                                         149,219
                                                                       ---------
COAL & CONSUMABLE FUELS - 0.0%
Consol Energy, Inc.                                            200        10,716
Peabody Energy Corporation                                     100         5,204
                                                                       ---------
                                                                          15,920
                                                                       ---------
COMMERCIAL PRINTING - 0.0%
R.R. Donnelley & Sons Company                                  400        13,804
                                                                       ---------

                                                         See accompanying notes.

                                                                        SERIES W
Schedule of Investments                  (MAIN STREET GROWTH & INCOME(R) SERIES)
June 30, 2005                                                        (unaudited)

                                                            NUMBER      MARKET
                                                           OF SHARES    VALUE
COMMON STOCKS (CONTINUED)

COMMUNICATIONS EQUIPMENT - 2.1%
Adtran, Inc.                                                    600   $   14,874
Brocade Communications Systems, Inc.*                         3,100       12,028
Cisco Systems, Inc.*                                         34,000      649,740
Motorola, Inc.                                               11,600      211,816
Qualcomm, Inc.                                                6,200      204,662
                                                                      ----------
                                                                       1,093,120
                                                                      ----------
COMPUTER & ELECTRONICS RETAIL - 0.1%
Best Buy Company, Inc.                                          100        6,855
Circuit City Stores, Inc.                                     1,600       27,664
Electronics Boutique Holdings Corporation*                      200       12,698
                                                                      ----------
                                                                          47,217
                                                                      ----------
COMPUTER HARDWARE - 3.8%
Apple Computer, Inc.*                                         6,900      253,989
Dell, Inc.*                                                  18,000      711,180
Hewlett-Packard Company                                      10,200      239,802
International Business Machines Corporation                   9,500      704,900
NCR Corporation*                                              1,200       42,144
Sun Microsystems, Inc.*                                       9,700       36,181
                                                                      ----------
                                                                       1,988,196
                                                                      ----------
COMPUTER STORAGE & PERIPHERALS - 0.3%
EMC Corporation*                                              8,000      109,680
Hutchinson Technology, Inc.*                                    100        3,851
Storage Technology Corporation*                                 700       25,403
Western Digital Corporation*                                  2,400       32,208
                                                                      ----------
                                                                         171,142
                                                                      ----------
CONSTRUCTION & ENGINEERING - 0.0%
Washington Group International, Inc.*                           200       10,224
                                                                      ----------
CONSTRUCTION & FARM MACHINERY - 0.7%
Caterpillar, Inc.                                             2,100      200,151
Deere & Company                                                 300       19,647
Oshkosh Truck Corporation                                       100        7,828
Paccar, Inc.                                                  1,300       88,400
Terex Corporation*                                              300       11,820
Toro Company                                                    700       27,027
Wabash National Corporation                                     100        2,423
                                                                      ----------
                                                                         357,296
                                                                      ----------
CONSTRUCTION MATERIALS - 0.1%
Eagle Materials, Inc.                                           100        9,259
Eagle Materials, Inc. (Cl.B)                                    278       25,156
Lafarge North America, Inc.                                     100        6,244
Martin Marietta Materials, Inc.                                 300       20,736
Vulcan Materials Company                                        100        6,499
                                                                      ----------
                                                                          67,894
                                                                      ----------

CONSUMER FINANCE - 1.4%
American Express Company                                      5,300      282,119
AmeriCredit Corporation*                                      1,200       30,600
Capital One Financial Corporation                             1,900      152,019
MBNA Corporation                                              5,800      151,728
PHH Corporation*                                                175        4,501
Providian Financial Corporation*                                600       10,578
SLM Corporation                                               1,900       96,520
                                                                      ----------
                                                                         728,065
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES - 0.1%
Automatic Data Processing, Inc.                               1,200       50,364
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES - 0.3%
Electronic Data Systems Corporation                           3,300       63,525
First Data Corporation                                        1,400       56,196
Fiserv, Inc.*                                                   400       17,180
                                                                      ----------
                                                                         136,901
                                                                      ----------
DEPARTMENT STORES - 0.8%
Dillard's, Inc.                                                 500       11,710
Federated Department Stores, Inc.                             2,400      175,872
J.C. Penney Company, Inc.                                     3,100      162,998
Nordstrom, Inc.                                                 600       40,782
Sears Holding Corporation*                                       46        6,894
                                                                      ----------
                                                                         398,256
                                                                      ----------
DISTILLERS & VINTNERS - 0.0%
Brown-Forman Corporation (Cl.B)                                 100        6,046
                                                                      ----------
DISTRIBUTORS - 0.0%
Genuine Parts Company                                           400       16,436
                                                                      ----------
DIVERSIFIED BANKS - 5.3%
Bank of America Corporation                                  24,184    1,103,032
Comerica, Inc.                                                1,500       86,700
Toronto-Dominion Bank                                           282       12,580
U.S. Bancorp                                                 15,333      447,724
Wachovia Corporation                                         11,000      545,600
Wells Fargo & Company                                         9,000      554,220
                                                                      ----------
                                                                       2,749,856
                                                                      ----------
DIVERSIFIED CHEMICALS - 1.5%
Dow Chemical Company                                          5,200      231,556
E.I. du Pont de Nemours & Company                             8,200      352,682
Eastman Chemical Company                                        600       33,090
Engelhard Corporation                                           400       11,420
FMC Corporation*                                                400       22,456
PPG Industries, Inc.                                          1,800      112,968
                                                                      ----------
                                                                         764,172
                                                                      ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
Cendant Corporation                                             100        2,237
Equifax, Inc.                                                   800       28,568
                                                                      ----------
                                                                          30,805
                                                                      ----------

                                                         See accompanying notes.

                                                                        SERIES W
Schedule of Investments                  (MAIN STREET GROWTH & INCOME(R) SERIES)
June 30, 2005                                                        (unaudited)

                                                           NUMBER        MARKET
                                                          OF SHARES      VALUE
COMMON STOCK (CONTINUED)

DIVERSIFIED METALS & MINING - 0.1%
Phelps Dodge Corporation                                      400      $  37,000
                                                                       ---------
DRUG RETAIL - 0.3%
Longs Drug Stores Corporation                                 200          8,610
Walgreen Company                                            3,600        165,564
                                                                       ---------
                                                                         174,174
                                                                       ---------
EDUCATION SERVICES - 0.0%
Apollo Group, Inc.*                                           300         23,466
                                                                       ---------
ELECTRIC UTILITIES - 2.1%
American Electric Power Company, Inc.                       4,200        154,854
Cinergy Corporation                                           300         13,446
Edison International                                        4,200        170,310
Entergy Corporation                                         1,300         98,215
Exelon Corporation                                          4,200        215,586
FPL Group, Inc.                                             2,700        113,562
FirstEnergy Corporation                                     1,200         57,732
NRG Energy, Inc.*                                             500         18,800
PG&E Corporation                                            3,900        146,406
PPL Corporation                                               700         41,566
Progress Energy, Inc.                                         200          9,048
Progress Energy, Inc. - Contingent
   Value Obligation*,(1)                                      400             48
Southern Company                                            1,100         38,137
                                                                       ---------
                                                                       1,077,710
                                                                       ---------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
Cooper Industries, Ltd.                                       100          6,390
Emerson Electric Company                                    1,400         87,682
Rockwell Automation, Inc.                                     600         29,226
Thomas & Betts Corporation*                                   100          2,824
                                                                       ---------
                                                                         126,122
                                                                       ---------
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.1%
Agilent Technologies, Inc.*                                   800         18,416
Amphenol Corporation                                          900         36,153
                                                                       ---------
                                                                          54,569
                                                                       ---------
ELECTRONIC MANUFACTURING SERVICES - 0.0%
Jabil Circuit, Inc.*                                          700         21,511
                                                                       ---------
ENVIRONMENTAL & FACILITIES SERVICES - 0.2%
Republic Services, Inc.                                       600         21,606
Waste Management, Inc.                                      2,000         56,680
                                                                       ---------
                                                                          78,286
                                                                       ---------
FERTILIZERS & AGRICULTURAL CHEMICALS - 0.3%
Agrium, Inc.                                                  700         13,727
Monsanto Company                                            2,400        150,888
                                                                       ---------
                                                                         164,615
                                                                       ---------
FOOD DISTRIBUTORS - 0.0%
Sysco Corporation                                             400         14,476
                                                                       ---------

FOOD RETAIL - 0.2%
7-Eleven, Inc.*                                               300          9,072
Albertson's, Inc.                                             800         16,544
Kroger Company*                                             1,000         19,030
Safeway, Inc.                                               1,700         38,403
Supervalu, Inc.                                               700         22,827
                                                                       ---------
                                                                         105,876
                                                                       ---------
FOOTWEAR - 0.2%
Nike, Inc. (Cl.B)                                             600         51,960
Timberland Company*                                           900         34,848
                                                                       ---------
                                                                          86,808
                                                                       ---------
FOREST PRODUCTS - 0.1%
Louisiana-Pacific Corporation                                 800         19,664
Weyerhaeuser Company                                          400         25,460
                                                                       ---------
                                                                          45,124
                                                                       ---------
GAS UTILITIES - 0.1%
Atmos Energy Corporation                                      600         17,280
Oneok, Inc.                                                   400         13,060
                                                                       ---------
                                                                          30,340
                                                                       ---------
GENERAL MERCHANDISE STORES - 0.5%
Target Corporation                                          5,000        272,050
                                                                       ---------
HEALTH CARE DISTRIBUTORS - 0.4%
AmerisourceBergen Corporation                                 300         20,745
Cardinal Health, Inc.                                         900         51,822
McKesson Corporation                                        3,300        147,807
                                                                       ---------
                                                                         220,374
                                                                       ---------
HEALTH CARE EQUIPMENT - 1.4%
Baxter International, Inc.                                  3,200        118,720
Becton, Dickinson & Company                                 2,900        152,163
Boston Scientific Corporation*                              2,200         59,400
Guidant Corporation                                         1,100         74,030
Medtronic, Inc.                                             5,800        300,382
                                                                       ---------
                                                                         704,695
                                                                       ---------
HEALTH CARE FACILITIES - 0.5%
Beverly Enterprises, Inc.*                                    200          2,548
Community Health Systems, Inc.*                               200          7,558
Genesis HealthCare Corporation*                               200          9,256
HCA, Inc.                                                   3,400        192,678
Kindred Healthcare, Inc.*                                     400         15,844
LCA-Vision, Inc.                                              250         12,115
Sunrise Senior Living, Inc.*                                  100          5,398
Triad Hospitals, Inc.*                                        300         16,392
Universal Health Services, Inc. (Cl.B.)                       200         12,436
                                                                       ---------
                                                                         274,225
                                                                       ---------

                                                         See accompanying notes.

                                                                        SERIES W
Schedule of Investments                  (MAIN STREET GROWTH & INCOME(R) SERIES)
June 30, 2005                                                        (unaudited)

                                                           NUMBER       MARKET
                                                          OF SHARES     VALUE
COMMON STOCKS (CONTINUED)

HEALTH CARE SERVICES - 0.7%
American Healthways, Inc.*                                    300       $ 12,681
Caremark Rx, Inc.*                                          2,000         89,040
Express Scripts, Inc.*                                        400         19,992
Lincare Holdings, Inc.*                                       400         16,336
Medco Health Soulutions, Inc.*                              2,547        135,908
Pediatrix Medical Group, Inc.*                                100          7,354
Quest Diagnostics, Inc.                                     2,000        106,540
                                                                       ---------
                                                                         387,851
                                                                       ---------
HEALTH CARE SUPPLIES - 0.0%
Bausch & Lomb, Inc.                                           100          8,300
Edwards Lifesciences Corporation*                             100          4,302
Haemonetics Corporation*                                      100          4,064
                                                                       ---------
                                                                          16,666
                                                                       ---------
HOME FURNISHINGS - 0.0%
Furniture Brands International, Inc.                          400          8,644
Tempur-Pedic International, Inc.*                             300          6,654
                                                                       ---------
                                                                          15,298
                                                                       ---------
HOME IMPROVEMENT RETAIL - 1.2%
Home Depot, Inc.                                           11,200        435,680
Lowe's Companies, Inc.                                      2,900        168,838
Sherwin-Williams Company                                      400         18,836
                                                                       ---------
                                                                         623,354
                                                                       ---------
HOMEBUILDING - 0.5%
Cavco Industries, Inc.*                                       120          3,382
Centex Corporation                                            300         21,201
D.R. Horton, Inc.                                           3,000        112,830
KB Home                                                       600         45,738
M.D.C. Holdings, Inc.                                         100          8,225
Pulte Homes, Inc.                                             200         16,850
Ryland Group, Inc.                                            400         30,348
Standard-Pacific Corporation                                  100          8,795
Toll Brothers, Inc.*                                          100         10,155
                                                                       ---------
                                                                         257,524
                                                                       ---------
HOMEFURNISHING RETAIL - 0.1%
Bed Bath & Beyond, Inc.*                                    1,500         62,670
                                                                       ---------

HOTELS, RESORTS & CRUISE LINES - 0.4%
Choice Hotels International, Inc.                             100          6,570
Hilton Hotels Corporation                                     800         19,080
Marriott International, Inc.                                1,300         88,686
Starwood Hotels & Resorts Worldwide, Inc.                   1,300         76,141
                                                                       ---------
                                                                         190,477
                                                                       ---------

HOUSEHOLD APPLIANCES - 0.0%
Black & Decker Corporation                                    200         17,970
                                                                       ---------

HOUSEHOLD PRODUCTS - 1.5%
Clorox Company                                                100          5,572
Colgate-Palmolive Company                                     400         19,964
Energizer Holdings, Inc.*                                     500         31,085
Kimberly-Clark Corporation                                  1,600        100,144
Procter & Gamble Company                                   11,700        617,175
Spectrum Brands, Inc.*                                        200          6,600
                                                                       ---------
                                                                         780,540
                                                                       ---------
HOUSEWARES & SPECIALTIES - 0.0%
Tupperware Corporation                                        200          4,674
                                                                       ---------

HYPERMARKETS & SUPERCENTERS - 1.3%
BJ's Wholesale Club, Inc.*                                    300          9,747
Costco Wholesale Corporation                                  900         40,338
Wal-Mart Stores, Inc.                                      12,800        616,960
                                                                       ---------
                                                                         667,045
                                                                       ---------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.6%
Constellation Energy Group                                    900         51,921
Duke Energy Corporation                                     5,100        151,623
TXU Corporation                                             1,600        132,944
                                                                       ---------
                                                                         336,488
                                                                       ---------
INDUSTRIAL CONGLOMERATES - 4.3%
3M Company                                                 5,600         404,880
General Electric Company                                  49,400       1,711,710
Textron, Inc.                                              1,900         144,115
                                                                       ---------
                                                                       2,260,705
                                                                       ---------
INDUSTRIAL GASES - 0.2%
Air Products & Chemicals, Inc.                             1,200          72,360
Praxair, Inc.                                                600          27,960
                                                                       ---------
                                                                         100,320
                                                                       ---------
INDUSTRIAL MACHINERY - 0.2%
Flowserve Corporation*                                       200           6,052
Harsco Corporation                                           200          10,910
Ingersoll-Rand Company, Ltd.                               1,200          85,620
Joy Global, Inc.                                             300          10,077
Mueller Industries, Inc.                                     200           5,420
                                                                       ---------
                                                                         118,079
                                                                       ---------
INSURANCE BROKERS - 0.1%
Aon Corporation                                              300           7,512
Marsh & McLennan Companies, Inc.                           1,400          38,780
                                                                       ---------
                                                                          46,292
                                                                       ---------
INTEGRATED OIL & GAS - 7.6%
Amerada Hess Corporation                                     400          42,604
Chevron Corporation                                       14,482         809,833
ConocoPhillips                                             8,466         486,710
Exxon Mobil Corporation                                   37,700       2,166,619
Marathon Oil Corporation                                   3,400         181,458
Occidental Petroleum Corporation                           2,900         223,097
Tesoro Corporation                                           700          32,564
                                                                       ---------
                                                                       3,942,885
                                                                       ---------

                                                         See accompanying notes.

                                                                        SERIES W
Schedule of Investments                  (MAIN STREET GROWTH & INCOME(R) SERIES)
June 30, 2005                                                        (unaudited)

                                                           NUMBER       MARKET
                                                          OF SHARES     VALUE
COMMON STOCKS (CONTINUED)

INTEGRATED TELECOMMUNICATION SERVICES - 2.7%
Alltel Corporation                                           1,200    $   74,736
AT&T Corporation                                             6,900       131,376
BellSouth Corporation                                        8,300       220,531
CenturyTel, Inc.                                             1,100        38,093
SBC Communications, Inc.                                    10,400       247,000
Sprint Corporation                                           1,600        40,144
Verizon Communications, Inc.                                19,000       656,450
                                                                       ---------
                                                                       1,408,330
                                                                       ---------
INTERNET RETAIL - 0.1%
eBay, Inc.*                                                  1,200        39,612
                                                                       ---------
INTERNET SOFTWARE & SERVICES - 0.3%
EartLink, Inc.*                                              1,700        14,722
Internet Security Systems, Inc.*                               500        10,145
United Online, Inc.                                          1,250        13,575
Websense, Inc.*                                                300        14,415
Yahoo!, Inc.*                                                2,300        79,695
                                                                       ---------
                                                                         132,552
                                                                       ---------
INVESTMENT BANKING & BROKERAGE - 3.0%
American Capital Strategies, Ltd.                              700        25,277
Bear Stearns Companies, Inc.                                 1,600       166,304
Charles Schwab Corporation                                  13,000       146,640
Goldman Sachs Group, Inc.                                    1,500       153,030
Lehman Brothers Holdings, Inc.                               2,500       248,200
Merrill Lynch & Company, Inc.                                6,700       368,567
Morgan Stanley                                               9,000       472,230
                                                                       ---------
                                                                       1,580,248
                                                                       ---------
LEISURE PRODUCTS - 0.0%
Action Performance Companies, Inc.                             400         3,528
Marvel Enterprises, Inc.*                                      700        13,804
Nautilus, Inc.                                                 300         8,550
                                                                       ---------
                                                                          25,882
                                                                       ---------
LIFE & HEALTH INSURANCE - 0.8%
AFLAC, Inc.                                                  1,000        43,280
AmerUs Group Company*                                          500        24,025
Jefferson-Pilot Corporation                                    300        15,126
MetLife, Inc.                                                4,100       184,254
Protective Life Corporation                                    200         8,444
Prudential Financial, Inc.                                   1,800       118,188
StanCorp Financial Group, Inc.                                 200        15,316
Torchmark Corporation                                          100         5,220
                                                                       ---------
                                                                         413,853
                                                                       ---------
MANAGED HEALTH CARE - 2.2%
Aetna, Inc.                                                  1,700       140,794
Cigna Corporation                                            1,700       181,951
Health Net, Inc.*                                              300        11,448
Humana, Inc.*                                                1,100        43,714
PacifiCare Health Systems, Inc.*                               400        28,580
Sierra Health Services, Inc.*                                  400        28,584
UnitedHealth Group, Inc.                                     9,514       496,060
WellChoice, Inc.*                                              300        20,841
WellPoint, Inc.*                                             3,000       208,920
                                                                       ---------
                                                                       1,160,892
                                                                       ---------

MARINE - 0.0%
OMI Corporation                                                300         5,703
                                                                       ---------

METAL & GLASS CONTAINERS - 0.1%
Crown Holdings, Inc.*                                          900        12,807
Owens-Illinois, Inc.*                                        1,400        35,070
                                                                       ---------
                                                                          47,877
                                                                       ---------
MOVIES & ENTERTAINMENT - 1.1%
News Corporation                                             2,400        38,832
Pixar*                                                         200        10,010
Time Warner, Inc.*                                          15,100       252,321
Viacom, Inc. (Cl.B)                                          5,204       166,632
Walt Disney Company                                          4,900       123,382
                                                                       ---------
                                                                         591,177
                                                                       ---------
MULTI-LINE INSURANCE - 1.9%
American International Group, Inc.                          11,137       647,060
HCC Insurance Holdings, Inc.                                   400        15,148
Hartford Financial Services Group, Inc.                      2,500       186,950
Loews Corporation                                            2,000       155,000
                                                                       ---------
                                                                       1,004,158
                                                                       ---------
MULTI-UTILITIES - 0.7%
CMS Energy Corporation*                                        700        10,542
Dominion Resources, Inc.                                     1,500       110,085
Energy East Corporation                                        200         5,796
Public Service Enterprise Group, Inc.                        2,200       133,804
Sempra Energy                                                2,100        86,751
Wisconsin Energy Corporation                                   100         3,900
                                                                       ---------
                                                                         350,878
                                                                       ---------
OFFICE SERVICES & SUPPLIES - 0.0%
Pitney Bowes, Inc.                                             400        17,420
                                                                       ---------

OIL & GAS DRILLING - 0.2%
Diamond Offshore Drilling, Inc.                                400        21,372
Helmerich & Payne, Inc.                                        500        23,460
Transocean, Inc.*                                            1,400        75,558
                                                                       ---------
                                                                         120,390
                                                                       ---------
OIL & GAS EQUIPMENT & SERVICES - 0.1%
Baker Hughes, Inc.                                             300        15,348
Cal Dive International, Inc.*                                  500        26,185
Halliburton Company                                            300        14,346
Universal Compression Holdings, Inc.*                          100         3,624
                                                                       ---------
                                                                          59,503
                                                                       ---------

                                                         See accompanying notes.

                                                                        SERIES W
Schedule of Investments                 (MAIN STREET GROWTH & INCOME (R) SERIES)
June 30, 2005                                                        (unaudited)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
COMMON STOCKS (CONTINUED)

OIL & GAS EXPLORATION & PRODUCTION - 2.6%
Anadarko Petroleum Corporation                              2,500     $  205,375
Apache Corporation                                          2,500        161,500
Burlington Resources, Inc.                                  3,900        215,436
Chesapeake Energy Corporation                               1,700         38,760
Comstock Resources, Inc.*                                     300          7,587
Devon Energy Corporation                                    4,600        233,128
EOG Resources, Inc.                                         2,500        142,000
Houston Exploration Company*                                  200         10,610
Kerr-McGee Corporation                                      1,495        114,083
Newfield Exploration Company*                                 600         23,934
Noble Energy, Inc.                                            200         15,130
Swift Energy Company*                                         200          7,164
Unocal Corporation                                          2,800        182,140
Vintage Petroleum, Inc.                                       500         15,235
                                                                      ----------
                                                                       1,372,082
                                                                      ----------

OIL & GAS REFINING & MARKETING - 0.4%
Frontier Oil Corporation                                      600         17,610
Holly Corporation                                             100          4,667
Premcor, Inc.                                                 700         51,926
Sunoco, Inc.                                                  400         45,472
Valero Energy Corporation                                     900         71,199
                                                                      ----------
                                                                         190,874
                                                                      ----------

OIL & GAS STORAGE & TRANSPORTATION - 0.3%
Kinder Morgan, Inc.                                           800         66,560
Williams Companies, Inc.                                    4,900         93,100
                                                                      ----------
                                                                         159,660
                                                                      ----------

OTHER DIVERSIFIED FINANCIAL SERVICES - 4.0%
Citigroup, Inc.                                            27,731      1,282,004
JP Morgan Chase & Company                                  17,928        633,217
Principal Financial Group, Inc.                             3,800        159,220
                                                                      ----------
                                                                       2,074,441
                                                                      ----------

PACKAGED FOODS & MEATS - 0.5%
Campbell Soup Company                                         300          9,231
Chiquita Brands International, Inc.                           400         10,984
Dean Foods Company*                                           200          7,048
General Mills, Inc.                                         1,300         60,827
Hershey Company                                             1,900        117,990
Kellogg Company                                               100          4,444
Pilgrim's Pride Corporation                                   600         20,478
Sara Lee Corporation                                        2,500         49,525
TreeHouse Foods, Inc.*                                         40          1,140
                                                                      ----------
                                                                         281,667
                                                                      ----------

PAPER PRODUCTS - 0.1%
Georgia-Pacific Corporation                                   200          6,360
International Paper Company                                   400         12,084
Potlatch Corporation                                          200         10,466
                                                                      ----------
                                                                          28,910
                                                                      ----------

PERSONAL PRODUCTS - 0.9%
Avon Products, Inc.                                         2,000         75,700
Gillette Company                                            7,900        399,977
                                                                      ----------
                                                                         475,677
                                                                      ----------

PHARMACEUTICALS - 7.3%
Abbott Laboratories                                         7,600        372,476
Allergan, Inc.                                                800         68,192
Barr Pharmaceuticals, Inc.*                                   700         34,118
Bristol-Myers Squibb Company                                6,900        172,362
Eli Lilly & Company                                         1,700         94,707
Johnson & Johnson                                          17,486      1,136,590
Medicis Pharmaceutical Corporation                            300          9,519
Merck & Company, Inc.                                      18,300        563,640
Pfizer, Inc.                                               42,665      1,176,701
Wyeth                                                       4,100        182,450
                                                                      ----------
                                                                       3,810,755
                                                                      ----------

PROPERTY & CASUALTY INSURANCE - 2.0%
Ace, Ltd.                                                   1,600         71,760
Allstate Corporation                                        5,200        310,700
Assurant, Inc.                                                600         21,660
Chubb Corporation                                           2,100        179,781
Cincinnati Financial Corporation                               10            396
Fidelity National Financial, Inc.                             990         35,333
First American Corporation                                    800         32,112
LandAmerica Financial Group, Inc.                             300         17,811
MBIA, Inc.                                                    200         11,862
Old Republic International Corporation                        400         10,116
Progressive Corporation                                     1,400        138,334
Safeco Corporation                                            800         43,472
St. Paul Travelers Companies, Inc.                          2,600        102,778
W.R. Berkley Corporation                                      200          7,136
XL Capital, Ltd.                                              500         37,210
                                                                      ----------
                                                                       1,020,461
                                                                      ----------

PUBLISHING - 0.3%
Gannett Company, Inc.                                         300         21,339
Getty Images, Inc.*                                           100          7,426
McGraw-Hill Companies, Inc.                                 2,800        123,900
                                                                      ----------
                                                                         152,665
                                                                      ----------

RAILROADS - 0.6%
Burlington Northern Santa Fe Corporation                    3,500        164,780
CSX Corporation                                             1,000         42,660
Laidlaw International, Inc.*                                  600         14,460
Norfolk Southern Corporation                                2,600         80,496
                                                                      ----------
                                                                         302,396
                                                                      ----------

                                                         See accompanying notes.

                                                                        SERIES W
Schedule of Investments                 (MAIN STREET GROWTH & INCOME (R) SERIES)
June 30, 2005                                                        (unaudited)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
COMMON STOCKS (CONTINUED)

REGIONAL BANKS - 2.3%
AmSouth Bancorporation                                        900     $   23,400
BB&T Corporation                                            2,600        103,922
Compass Bancshares, Inc.                                      300         13,500
Fifth Third Bancorp                                         1,200         49,452
Hibernia Corporation                                          600         19,908
KeyCorp                                                     4,800        159,120
M&T Bank Corporation                                        1,300        136,708
Marshall & Ilsley Corporation                               1,200         53,340
National City Corporation                                   4,400        150,128
North Fork Bancorporation, Inc.                                 1             22
PNC Financial Services Group, Inc.                          2,400        130,704
Regions Financial Corporation                               2,464         83,480
SunTrust Banks, Inc.                                        2,900        209,496
SVB Financial Group*                                          200          9,580
UnionBanCal Corporation                                       700         46,844
Zions Bancorporation                                          500         36,765
                                                                      ----------
                                                                       1,226,369
                                                                      ----------

REINSURANCE - 0.0%
PartnerRe, Ltd.                                               100          6,442
Reinsurance Group of America, Inc.                            200          9,302
                                                                      ----------
                                                                          15,744
                                                                      ----------

RESTAURANTS - 0.9%
CEC Entertainment, Inc.*                                      500         21,045
CKE Restaurants, Inc.                                         300          4,176
Darden Restaurants, Inc.                                      900         29,682
Jack in the Box, Inc.*                                        200          7,584
McDonald's Corporation                                      8,000        222,000
Starbucks Corporation*                                        100          5,166
Wendy's International, Inc.                                   400         19,060
Yum! Brands, Inc.                                           2,600        135,408
                                                                      ----------
                                                                         444,121
                                                                      ----------

SEMICONDUCTOR EQUIPMENT - 0.2%
Applied Materials, Inc.                                     4,000         64,720
Cymer, Inc.*                                                  100          2,635
Lam Research Corporation*                                     200          5,788
Photronics, Inc.*                                             200          4,668
Varian Semiconductor Equipment Associates, Inc.*              400         14,800
                                                                      ----------
                                                                          92,611
                                                                      ----------

SEMICONDUCTORS - 2.9%
Broadcom Corporation*                                         100          3,551
Freescale Semiconductor, Inc. (Cl.B)*                         883         18,702
Integrated Device Technology, Inc.                          1,200         12,900
Intel Corporation                                          44,100      1,149,246
Linear Technology Corporation                                 400         14,676
Micrel, Inc.*                                                 500          5,760
NVIDIA Corporation*                                           100          2,672
National Semiconductor Corporation                            800         17,624
OmniVision Technologies, Inc.*                                700          9,513
Texas Instruments, Inc.                                    10,400        291,928
                                                                      ----------
                                                                       1,526,572
                                                                      ----------

SOFT DRINKS - 2.0%
Coca-Cola Company                                          10,900        455,075
Pepsi Bottling Group, Inc.                                  1,200         34,332
PepsiAmericas, Inc.                                           100          2,566
PepsiCo, Inc.                                              10,420        561,951
                                                                      ----------
                                                                       1,053,924
                                                                      ----------

SPECIALIZED FINANCE - 0.2%
CIT Group, Inc.                                               800         34,376
Moody's Corporation                                         1,400         62,944
                                                                      ----------
                                                                          97,320
                                                                      ----------

SPECIALTY CHEMICALS - 0.2%
Rohm & Haas Company                                         2,500        115,850
Valspar Corporation                                           100          4,829
                                                                      ----------
                                                                         120,679
                                                                      ----------

SPECIALTY STORES - 0.4%
Barnes & Noble, Inc.*                                         100          3,880
Blockbuster, Inc. (Cl.B)                                    1,507         12,930
Borders Group, Inc.                                           500         12,655
Michael's Stores, Inc.                                        900         37,233
Movie Gallery, Inc.                                           300          7,929
Office Depot, Inc.*                                           100          2,284
Staples, Inc.                                               2,850         60,762
Toys 'R' Us, Inc.*                                          1,200         31,776
Weight Watchers International, Inc.*                          200         10,322
Zale Corporation*                                             400         12,676
                                                                      ----------
                                                                         192,447
                                                                      ----------

STEEL - 0.1%
Carpenter Technology Corporation                              300         15,540
Commercial Metals Company                                     100          2,382
Nucor Corporation                                             600         27,372
Quanex Corporation                                            200         10,602
Reliance Steel & Aluminum Company                             200          7,414
                                                                      ----------
                                                                          63,310
                                                                      ----------

SYSTEMS SOFTWARE - 3.4%
Adobe Systems, Inc.                                           200          5,724
McAfee, Inc.*                                                 800         20,944
Microsoft Corporation                                      52,400      1,301,616
Oracle Corporation*                                        33,100        436,920
Veritas Software Corporation*                               1,300         31,720
                                                                      ----------
                                                                       1,796,924
                                                                      ----------

THRIFTS & MORTGAGE FINANCE - 2.0%
Astoria Financial Corporation                                 750         21,352
Countrywide Financial Corporation                           3,398        131,197
Downey Financial Corporation                                  200         14,640
Fannie Mae                                                  5,500        321,200
Freddie Mac                                                 3,800        247,874
Fremont General Corporation                                   300          7,299
Golden West Financial Corporation                           1,100         70,818
IndyMac Bancorp, Inc.                                         700         28,511
MGIC Investment Corporation                                   100          6,522
PMI Group, Inc.                                               200          7,796
Washington Mutual, Inc.                                     5,200        211,588
                                                                      ----------
                                                                       1,068,797
                                                                      ----------

                                                         See accompanying notes.

                                                                        SERIES W
Schedule of Investments                 (MAIN STREET GROWTH & INCOME (R) SERIES)
June 30, 2005                                                        (unaudited)

                                                           NUMBER      MARKET
                                                         OF SHARES     VALUE
COMMON STOCKS (CONTINUED)

TIRES & RUBBER - 0.0%
Goodyear Tire & Rubber Company*                             1,400    $    20,860
                                                                     -----------

TOBACCO - 1.5%
Altria Group, Inc.                                         10,100        653,066
Loews Corporation - Carolina Group                            300          9,996
Reynolds American, Inc.                                     1,200         94,560
                                                                     -----------
                                                                         757,622
                                                                     -----------

TRADING COMPANIES & DISTRIBUTORS - 0.0%
GATX Corporation                                              300         10,350
                                                                     -----------

TRUCKING - 0.1%
CNF, Inc.                                                     400         17,960
Swift Transportation Company, Inc.*                           600         13,974
Yellow Roadway Corporation*                                   531         26,975
                                                                     -----------
                                                                          58,909
                                                                     -----------

WIRELESS TELECOMMUNICATION SERVICE - 0.6%
Nextel Communications, Inc.*                                9,900        319,869
                                                                     -----------

TOTAL COMMON STOCKS
   (cost $49,118,457)                                                 51,516,422
                                                                     -----------

FOREIGN STOCKS - 0.7%

CANADA - 0.7%
Paramount Resources, Ltd.*                                  6,100         89,515
Trilogy Energy Trust                                        3,700         54,084
Talisman Energy, Inc.                                       2,700        101,147
Canadian Natural Resources, Ltd.                            2,868        103,929
Precision Drilling Corporation*                               400         15,765
                                                                     -----------
                                                                         364,440
                                                                     -----------

TOTAL FOREIGN STOCKS
   (cost $122,136)                                                       364,440
                                                                     -----------

PREFERRED STOCK - 0.0%

REGIONAL BANKS - 0.0%
Wachovia Corporation(1)                                       200              1
                                                                     -----------

TOTAL PREFERRED STOCK
   (cost $48)                                                                  1
                                                                     -----------

WARRANT - 0.0%

Dime Bancorp, Inc., $1.00, 11-22-05                         1,000            180
                                                                     -----------

TOTAL WARRANT
   (cost $375)                                                               180
                                                                     -----------

TOTAL INVESTMENTS - 99.2%
   (cost $49,241,016)                                                 51,881,043
CASH & OTHER ASSETS, LESS LIABILITIES - 0.8%                             436,703
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $52,317,746
                                                                     ===========

For federal income tax purposes, the identified cost of investments owned at June 30, 2005 was $49,684,562.

*   Non-income producing security

(1) Security is restricted. The total market value of restricted securities is $49 (cost $240), or 0.0% of total net assets. The acquisition dates range from June 16, 2000 to June 6, 2002.

                                                         See accompanying notes.

                                                                        SERIES W
                                         (MAIN STREET GROWTH & INCOME(R) SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2005

ASSETS:
Investments, at value(1) ..................................         $ 51,881,043
Cash ......................................................              268,103
Cash denominated in a foreign currency, at value(2) .......               17,385
Receivables:
   Fund shares sold .......................................               43,144
   Securities sold ........................................              131,537
   Dividends ..............................................               62,391
Prepaid expenses ..........................................                  673
                                                                    ------------
Total assets ..............................................           52,404,276
                                                                    ------------

LIABILITIES:
Payable for:
   Fund shares redeemed ...................................               18,402
   Management fees ........................................               43,318
   Custodian fees .........................................                7,500
   Transfer agent and administration fees .................                9,582
   Professional fees ......................................                5,179
   Other ..................................................                2,549
                                                                    ------------
   Total liabilities ......................................               86,530
                                                                    ------------
   NET ASSETS .............................................         $ 52,317,746
                                                                    ------------

NET ASSETS CONSIST OF:
Paid in capital ...........................................         $ 54,198,075
Accumulated undistributed net investment income ...........              507,381
Accumulated undistributed net realized loss on sale
   of investments and foreign currency transactions .......           (5,027,756)
Net unrealized appreciation
   in value of investments and translation
   of assets and liabilities in foreign currency ..........            2,640,046
                                                                    ------------
Net assets ................................................         $ 52,317,746
                                                                    ============

Capital shares authorized .................................           indefinite
Capital shares outstanding ................................            5,923,098
Net asset value and redemption price per share (net
   assets divided by shares outstanding) ..................         $       8.83
                                                                    ============

(1)Investments, at cost ...................................         $ 49,241,016
(2)Cash denominated in a foreign currency, at cost ........               17,372

Statement of Operations
For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
   Dividends ..............................................         $    481,570
   Interest ...............................................                  239
                                                                    ------------
                                                                         481,809
                                                                    ------------
   Less: Foreign tax expense ..............................                 (333)
                                                                    ------------
   Total investment income ................................              481,476
                                                                    ------------

EXPENSES:
   Management fees ........................................              255,460
   Custodian fees .........................................               30,530
   Transfer agent/maintenance fees ........................               12,564
   Administration fees ....................................               31,385
   Directors' fees ........................................                1,094
   Professional fees ......................................                5,335
   Reports to shareholders ................................                1,179
   Other expenses .........................................                  939
                                                                    ------------
   Total expenses .........................................              338,486
   Less: Earnings credits applied .........................               (4,008)
                                                                    ------------
   Net expenses ...........................................              334,478
                                                                    ------------
   Net investment income ..................................              146,998
                                                                    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
   Investments ............................................              607,763
   Foreign currency transactions ..........................                   52
                                                                    ------------
   Net realized gain ......................................              607,815
                                                                    ------------

Net unrealized depreciation during the period on:
   Investments ............................................           (1,149,595)
   Translation of assets and liabilities in
     foreign currencies ...................................                 (100)
                                                                    ------------
   Net unrealized depreciation ............................           (1,149,695)
                                                                    ------------

   Net loss ...............................................             (541,880)
                                                                    ------------
   Net decrease in net assets resulting from
     operations ...........................................         $   (394,882)
                                                                    ============

                                                         See accompanying notes.

                                                                        SERIES W
Statement of Changes in Net Assets       (MAIN STREET GROWTH & INCOME(R) SERIES)

                                                                                SIX MONTHS ENDED
                                                                                  JUNE 30, 2005         YEAR ENDED
                                                                                   (UNAUDITED)       DECEMBER 31, 2004
                                                                                ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ...................................................    $        146,998     $         364,167
   Net realized gain during the period on investments and foreign
     currency transactions .................................................             607,815             4,880,215
   Net unrealized depreciation during the period on investments and
     translation of assets and liabilities in foreign currencies ...........          (1,149,695)           (1,241,922)
                                                                                ----------------     -----------------
   Net increase (decrease) in net assets resulting from operations .........            (394,882)            4,002,460
                                                                                ----------------     -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ...................................................                   -               (17,331)
                                                                                ----------------     -----------------
   Total distributions to shareholders .....................................                   -               (17,331)
                                                                                ----------------     -----------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares ............................................           7,016,731            17,508,541
   Distributions reinvested ................................................                   -                17,331
   Cost of shares redeemed .................................................          (6,040,972)          (14,950,814)
                                                                                ----------------     -----------------
   Net increase from capital share transactions ............................             975,759             2,575,058
                                                                                ----------------     -----------------
   Net increase in net assets ..............................................             580,877             6,560,187
                                                                                ----------------     -----------------

NET ASSETS:
   Beginning of period .....................................................          51,736,869            45,176,682
                                                                                ----------------     -----------------
   End of period ...........................................................    $     52,317,746     $      51,736,869
                                                                                ================     =================

   Accumulated undistributed net investment income at end of period ........    $        507,381     $         360,383
                                                                                ================     =================

CAPITAL SHARE ACTIVITY:
   Shares sold .............................................................             801,076             2,092,659
   Shares reinvested .......................................................                   -                 2,098
   Shares redeemed .........................................................            (690,992)           (1,800,092)
                                                                                ----------------     -----------------
   Total capital share activity ............................................             110,084               294,665
                                                                                ================     =================

                                                         See accompanying notes.

                                                                        SERIES W
Financial Highlights                     (MAIN STREET GROWTH & INCOME(R) SERIES)

Selected data for each share of capital stock outstanding throughout each period

                                                        SIX MONTHS                                                 YEAR ENDED,
                                                      ENDED JUNE 30,                                               DECEMBER 31,
                                                         2005(e)          2004        2003      2002      2001       2000(d)
                                                      --------------    --------    -------   -------    -------   ------------
PER SHARE DATA

Net asset value, beginning of period                  $         8.90    $   8.19    $  6.51   $  8.10    $  9.01   $      10.00
                                                      --------------    --------    -------   -------    -------   ------------
Income (loss) from investment operations:
Net investment income (loss)                                    0.02        0.06       0.03      0.03       0.01              -
Net gain (loss) on securities (realized and
  unrealized)                                                  (0.09)       0.65       1.68     (1.59)     (0.91)         (0.98)
                                                      --------------    --------    -------   -------    -------   ------------
Total from investment operations                               (0.07)       0.71       1.71     (1.56)     (0.90)         (0.98)
                                                      --------------    --------    -------   -------    -------   ------------

Less distributions:
Dividends from net investment income                               -           -      (0.03)    (0.03)     (0.01)         (0.01)
Distributions from realized gains                                  -           -          -         -          -              -
                                                      --------------    --------    -------   -------    -------   ------------
Total distributions                                                -           -      (0.03)    (0.03)     (0.01)         (0.01)
                                                      --------------    --------    -------   -------    -------   ------------
Net asset value, end of period                        $         8.83    $   8.90    $  8.19   $  6.51    $  8.10   $       9.01
                                                      ==============    ========    =======   =======    =======   ============
TOTAL RETURN(a)                                                (0.79%)      8.71%     26.26%   (19.28%)    (9.99%)        (9.84%)
                                                      --------------    --------    -------   -------    -------   ------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)              $       52,318    $ 51,737    $45,177   $30,559    $37,579   $     26,638
                                                      --------------    --------    -------   -------    -------   ------------
Ratios to average net assets:
Net investment income (loss)                                    0.58%       0.79%      0.48%     0.37%      0.14%          0.14%
Total expenses                                                  1.32%       1.28%      1.25%     1.24%      1.25%          1.23%
Gross expenses(b)                                               1.32%       1.28%      1.25%     1.24%      1.25%          1.23%
Net expenses(c)                                                 1.31%       1.28%      1.25%     1.24%      1.24%          1.17%
                                                      --------------    --------    -------   -------    -------   ------------
Portfolio turnover rate                                           91%         85%        81%       92%        67%            57%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(d) Series W was initially capitalized on May 1, 2000 with a net asset value of $10 per share. Percentage amounts for the period have been annualized, expect for total return.

(e) Unaudited figures for the six months ended June 30, 2005. Percentage amounts for the period, except total return, have been annualized.

                                                         See accompanying notes.

                                    SERIES X

                             SMALL CAP GROWTH SERIES

                              [RS INVESTMENTS LOGO]

                                   SUBADVISOR,
                              RS INVESTMENTS, INC.

                                                                        SERIES X
Performance Summary                                    (SMALL CAP GROWTH SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

SERIES X VS. RUSSELL 2000 GROWTH INDEX

                              [PERFORMANCE GRAPH]

INCEPTION DATE     SBL Fund Series X value       Russell 2000 Growth Index value
10/15/97                 10,000.00                         10,000.00
12/31/97                  9,580.00                          9,181.79
03/31/98                 10,695.13                         10,273.74
06/30/98                 10,404.72                          9,682.72
09/30/98                  8,722.34                          7,518.21
12/31/98                 10,685.11                          9,295.99
 3/31/99                 10,671.07                          9,139.64
06/30/99                 11,403.20                         10,487.61
09/30/99                 13,218.49                          9,972.25
12/31/99                 20,002.66                         13,302.29
03/31/00                 25,838.49                         14,537.86
06/30/00                 22,642.18                         13,465.31
09/30/00                 22,979.77                         12,930.24
12/31/00                 18,256.90                         10,317.88
03/31/01                 13,357.19                          8,748.79
06/30/01                 14,751.16                         10,333.82
09/30/01                 11,224.62                          7,431.31
12/31/01                 13,169.94                          9,376.30
03/31/02                 12,785.03                          9,192.40
06/30/02                 11,495.09                          7,749.65
09/30/02                  9,102.45                          6,081.96
12/31/02                  9,674.60                          6,538.34
03/31/03                  9,123.25                          6,284.15
06/30/03                 11,703.14                          7,801.58
09/30/03                 13,544.44                          8,618.29
12/31/03                 15,136.07                          9,711.65
03/31/04                 16,176.35                         10,254.15
06/30/04                 15,926.68                         10,263.98
09/30/04                 15,416.94                          9,646.93
12/31/04                 17,736.76                         11,101.04
03/31/05                 16,634.07                         10,343.74
06/30/05                 17,674.35                         10,703.64

                             $10,000 SINCE INCEPTION

The chart above assumes a hypothetical $10,000 investment in Series X (Small Cap Growth Series) on October 15, 1997 (date of inception), and reflects the fees and expenses of Series X.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                              16.58%

Consumer Staples                                     1.01

Energy                                               6.34

Financials                                           6.58

Health Care                                         22.65

Industrials                                          9.59

Information Technology                              27.93

Materials                                            0.89

Exchange Traded Funds                                2.02

Repurchase Agreement                                 6.56

Liabilities, less cash & other assets               (0.15)

AVERAGE ANNUAL RETURNS

                                                        SINCE INCEPTION
PERIODS ENDED 06-30-05(1)     1 YEAR       5 YEARS          (5-3-99)
-------------------------     ------       -------      ---------------
Series X                       10.97%        (4.83%)               7.67%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

    The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                         See accompanying notes.

                                                                        SERIES X
Performance Summary                                    (SMALL CAP GROWTH SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 - June 30, 2005.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

FUND EXPENSES

                       BEGINNING       ENDING      EXPENSES PAID
                     ACCOUNT VALUE  ACCOUNT VALUE     DURING
                       01-01-05      06-30-05(1)     PERIOD(2)
                     -------------  -------------  -------------
Series X (Small Cap
Growth Series)
  Actual             $    1,000.00  $      996.50  $        5.84
  Hypothetical            1,000.00       1,018.89           5.91

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2005 to June 30, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2005 to June 30, 2005 was (0.35%).

(2) Expenses are equal to the Series annualized expense ratio 1.18% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES X
Schedule of Investments                                (SMALL CAP GROWTH SERIES)
June 30, 2005                                                        (unaudited)

                                          NUMBER     MARKET
                                        OF SHARES    VALUE
COMMON STOCKS - 93.6%

AEROSPACE & DEFENSE - 3.6%
DRS Technologies, Inc.                    19,330   $  991,242
Engineered Support Systems, Inc.          31,585    1,131,691
Mercury Computer Systems, Inc.*           35,450      970,267
                                                   ----------
                                                    3,093,200
                                                   ----------

AGRICULTURAL PRODUCTS - 1.0%
Central Garden & Pet Company*             17,580      863,530
                                                   ----------

APPAREL RETAIL - 1.0%
Jos. A. Bank Clothiers, Inc.*             20,222      875,613
                                                   ----------

APPAREL, ACCESSORIES & LUXURY
GOODS - 0.9%
Ashworth, Inc.*                           89,390      805,404
                                                   ----------

APPLICATION SOFTWARE - 6.2%
Bottomline Technolgies, Inc.*             53,300      797,901
Epicor Software Corporation*              50,860      671,352
SafeNet, Inc.*                            38,050    1,295,983
Sonic Solutions*                          41,350      769,110
Synplicity, Inc.*                        140,340      759,239
Ultimate Software Group, Inc.*            11,000      180,400
Witness Systems, Inc.*                    41,620      758,733
                                                   ----------
                                                    5,232,718
                                                   ----------

AUTO PARTS & EQUIPMENT - 0.6%
IMPCO Technologies, Inc.*                106,340      511,495
                                                   ----------

BIOTECHNOLOGY - 2.4%
Alexion Pharmaceuticals, Inc.*            30,560      704,102
QLT, Inc.*                                60,970      635,307
Rigel Pharmaceuticals, Inc.*              36,740      731,861
                                                   ----------
                                                    2,071,270
                                                   ----------

BUILDING PRODUCTS - 0.2%
Drew Industries, Inc.*                     3,400      154,360
                                                   ----------

CASINOS & GAMING - 3.6%
Century Casinos, Inc.*                    89,470      672,814
Mikohn Gaming Corporation*                42,440      624,929
Scientific Games Corporation*             65,590    1,766,339
                                                   ----------
                                                    3,064,082
                                                   ----------

COMPUTER STORAGE & PERIPHERALS
- 0.9%
M-Systems Flash Disk Pioneers, Ltd.*      39,890      764,691
                                                   ----------

CONSTRUCTION MATERIALS - 0.9%
Headwaters, Inc.*                         21,950      754,641
                                                   ----------

DISTRIBUTORS - 0.6%
Beacon Roofing Supply, Inc.*              20,420      537,046
                                                   ----------

DIVERSIFIED BANKS - 0.3%
Western Alliance Bancorp*                  8,700      220,980
                                                   ----------

DIVERSIFIED COMMERCIAL &
PROFESSIONAL SERVICES - 3.1%
FirstService Corporation*                 57,810    1,154,466
McGrath Rentcorp                          63,090    1,495,233
                                                   ----------
                                                    2,649,699
                                                   ----------

EDUCATION SERVICES - 1.5%
Laureate Education, Inc.*                 26,480    1,267,333
                                                   ----------

ELECTRONIC EQUIPMENT MANUFACTURERS
- 2.2%
BEI Technologies, Inc.                    30,660      818,009
Optimal Group, Inc.*                      65,240    1,053,626
                                                   ----------
                                                    1,871,635
                                                   ----------

ELECTRONIC MANUFACTURING SERVICES
- 1.3%
RadiSys Corporation*                      67,190    1,085,119
                                                   ----------

ENVIRONMENTAL & FACILITIES SERVICES
 - 1.0%
Rollins, Inc.                             40,590      813,424
                                                   ----------

EXCHANGE TRADED FUNDS - 2.0%
iShares Russell 2000 Growth Index Fund    26,500    1,715,875
                                                   ----------

GENERAL MERCHANDISE STORES - 0.5%
Tuesday Morning Corporation               13,140      414,173
                                                   ----------

HEALTH CARE DISTRIBUTORS - 1.3%
Priority Healthcare Corporation
(Cl.B)*                                   43,180    1,095,045
                                                   ----------

HEALTH CARE EQUIPMENT - 5.4%
Encore Medical Corporation*              165,580      918,969
Laserscope*                               14,860      615,798
SonoSite, Inc.*                           14,530      451,011
Spectranetics Corporation*               159,150    1,071,080
Symmetry Medical, Inc.*                   25,860      608,744
Syneron Medical, Ltd.*                    26,340      963,781
                                                   ----------
                                                    4,629,383
                                                   ----------

HEALTH CARE FACILITIES - 1.1%
Kindred Healthcare, Inc.*                 23,630      935,984
                                                   ----------

HEALTH CARE SERVICES - 8.5%
AMN Healthcare Services, Inc.*            70,100    1,053,603
Amedisys, Inc.*                           20,340      748,105
Chemed Corporation                        21,650      885,052
LabOne, Inc.*                             29,010    1,154,888
Lifeline Systems, Inc.*                   32,920    1,057,390
Matria Healthcare, Inc.                   22,250      717,117
Merge Technologies, Inc.*                 50,850      953,438
Providence Service Corporation*           25,120      623,730
                                                   ----------
                                                    7,193,323
                                                   ----------

HEALTH CARE SUPPLIES - 2.1%
Orthovita, Inc.*                         154,420      606,871
PolyMedica Corporation                    32,690    1,165,725
                                                   ----------
                                                    1,772,596
                                                   ----------

HOME FURNISHINGS - 0.3%
Design Within Reach, Inc.*                13,100      237,110
                                                   ----------

HOME IMPROVEMENT RETAIL - 0.9%
Building Materials Holding
Corporation                               10,770      746,253
                                                   ----------

HOTELS, RESORTS & CRUISE LINES - 2.2%
Kerzner International, Ltd.*              11,940      679,983
Steiner Leisure, Ltd.*                    31,690    1,174,748
                                                   ----------
                                                    1,854,731
                                                   ----------

                                                         See accompanying notes.

                                                                        SERIES X
Schedule of Investments                                (SMALL CAP GROWTH SERIES)
June 30, 2005                                                        (unaudited)

                                         NUMBER      MARKET
                                        OF SHARES    VALUE
COMMON STOCKS (CONTINUED)

HOUSEWARES & SPECIALTIES - 1.4%
Jarden Corporation*                       21,530   $1,160,898
                                                   ----------

INTERNET SOFTWARE & SERVICES - 12.2%
Digitas, Inc.*                           109,990    1,254,986
Equinix, Inc.*                            22,060      956,080
Infocrossing, Inc.*                       53,720      669,888
InfoSpace, Inc.*                          41,620    1,370,547
j2 Global Communications, Inc.*           35,580    1,225,375
Keynote Systems, Inc.*                   107,330    1,252,541
Online Resources Corporation              87,580      990,530
Openwave Systems, Inc.*                   37,220      610,408
RADVision, Ltd.*                          54,030      718,059
Radware, Ltd.*                            25,280      457,062
ValueClick, Inc.*                         71,060      876,170
                                                   ----------
                                                   10,381,646
                                                   ----------

OIL & GAS DRILLING - 2.7%
Grey Wolf, Inc.*                          92,090      682,387
Patterson-UTI Energy, Inc.                29,940      833,230
Unit Corporation*                         18,080      795,701
                                                   ----------
                                                    2,311,318
                                                   ----------

OIL & GAS EQUIPMENT & SERVICES - 3.6%
Cal Dive International, Inc.*              7,930      415,294
Hydril*                                    1,000       54,350
Maverick Tube Corporation*                29,440      877,312
Oil States International, Inc.*           32,340      813,998
Superior Energy Services, Inc.*           51,780      921,684
                                                   ----------
                                                    3,082,638
                                                   ----------

OTHER DIVERSIFIED FINANCIAL SERVICES
- 0.8%
Portfolio Recovery Associates, Inc.*      17,240      724,425
                                                   ----------

PHARMACEUTICALS - 1.8%
AtheroGenics, Inc.*                       42,640      681,387
Salix Pharmaceuticals, Ltd.*              50,340      889,004
                                                   ----------
                                                    1,570,391
                                                   ----------

PROPERTY & CASUALTY INSURANCE - 2.8%
Infinity Property & Casualty
Corporation                               26,070      909,322
Tower Group, Inc.                         94,510    1,477,191
                                                   ----------
                                                    2,386,513
                                                   ----------

REAL ESTATE INVESTMENT TRUSTS - 1.5%
KKR Financial Corporation*                51,090    1,277,250
                                                   ----------

REGIONAL BANKS - 1.2%
PrivateBancorp, Inc.                      28,050      992,409
                                                   ----------

RESTAURANTS - 2.1%
Cosi, Inc.*                              121,360      834,957
Rare Hospitality International, Inc.*     31,350      955,234
                                                   ----------
                                                    1,790,191
                                                   ----------

SEMICONDUCTOR EQUIPMENT - 0.7%
Ultratech, Inc.*                          30,350      555,405
                                                   ----------














COMMON STOCKS (CONTINUED)

SEMICONDUCTORS - 4.5%
Microsemi Corporation*                      35,910  $   675,108
O2Micro International, Ltd.*                79,390    1,115,429
SiRF Technology Holdings, Inc.*             35,970      635,950
SRS Labs, Inc.*                            136,760      834,236
Volterra Semiconductor Corporation*         40,570      604,087
                                                    -----------
                                                      3,864,810
                                                    -----------

SPECIALTY STORES - 1.0%
Guitar Center, Inc.*                        14,300      834,691
                                                    -----------

TRUCKING - 1.7%
Old Dominion Freight Line, Inc.*            14,140      379,376
Vitran Corporation, Inc.*                   67,340    1,063,972
                                                    -----------
                                                      1,443,348
                                                    -----------

TOTAL COMMON STOCKS
(cost $69,154,104)                                   79,606,646
                                                    -----------

REPURCHASE AGREEMENT - 6.5%

United Missouri Bank, 2.80%, dated
 06-30-05,matures 07-01-05; repurchase
 amount of $5,578,434 (Collateralized
 by GNMA, 3.50%, 02-20-27 with a value
 of $127,699 and GNMA, 3.75%, 10-20-27
 with a value of $5,561,861.            $5,578,000    5,578,000
                                                    -----------

TOTAL REPURCHASE AGREEMENT
(cost $5,578,000)                                     5,578,000
                                                    -----------

TOTAL INVESTMENTS - 100.1%
(cost $74,732,104)                                   85,184,646

LIABILITIES, LESS CASH & OTHER ASSETS
- (0.1%)                                               (124,646)
                                                    -----------
TOTAL NET ASSETS - 100.0%                           $85,060,000
                                                    ===========

For federal income tax purposes, the identified cost of investments owned at June 30, 2005 was $74,806,027.

*Non-income producing security

                                                         See accompanying notes.

                                                                        SERIES X
                                                       (SMALL CAP GROWTH SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2005

ASSETS:
Investments, at value(1)............................  $ 85,184,646
Cash................................................           172
Receivables:
  Fund shares sold..................................        52,566
  Securities sold...................................     1,282,905
  Dividends.........................................         1,646
Prepaid expenses....................................         1,235
                                                      ------------
Total assets........................................    86,523,170
                                                      ------------

LIABILITIES:
Payable for:
  Securities purchased..............................     1,178,302
  Fund shares redeemed..............................       194,342
  Management fees...................................        68,965
  Custodian fees....................................         2,325
  Transfer agent and administration fees............         8,830
  Professional fees.................................         5,459
  Other.............................................         4,947
                                                      ------------
  Total liabilities.................................     1,463,170
                                                      ------------
  NET ASSETS........................................  $ 85,060,000
                                                      ============

NET ASSETS CONSIST OF:
Paid in capital.....................................  $105,711,914
Accumulated net investment loss.....................      (357,571)
Accumulated undistributed net realized loss
  on sale of investments............................   (30,746,885)
Net unrealized appreciation in value of
  investments.......................................    10,452,542
                                                      ------------
Net assets..........................................  $ 85,060,000
                                                      ============

Capital shares authorized...........................    indefinite
Capital shares outstanding..........................     5,007,327
Net asset value and redemption price  per share
  (net assets divided by shares outstanding)........  $      16.99
                                                      ============

(1) Investments, at cost............................  $ 74,732,104


Statement of Operations
For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
  Dividends.........................................  $     59,177
  Interest..........................................        71,902
                                                      ------------
  Total investment income...........................       131,079
                                                      ------------

EXPENSES:
  Management fees...................................       414,210
  Custodian fees....................................        11,312
  Transfer agent/maintenance fees...................        12,572
  Administration fees...............................        38,293
  Directors' fees...................................         2,113
  Professional fees.................................         6,442
  Reports to shareholders...........................         2,479
  Other expenses....................................         1,688
                                                      ------------
  Total expenses....................................       489,109
  Less: Earnings credits............................          (459)
                                                      ------------
  Net expenses......................................       488,650
                                                      ------------
  Net investment loss...............................      (357,571)
                                                      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
  Investments.......................................     2,497,378
                                                      ------------
  Net realized gain.................................     2,497,378
                                                      ------------

Net unrealized depreciation
  during the period on:
  Investments.......................................    (2,746,681)
                                                      ------------
  Net unrealized depreciation.......................    (2,746,681)
                                                      ------------

  Net loss..........................................      (249,303)
                                                      ------------
  Net decrease in net assets resulting from
    operations......................................  $   (606,874)
                                                      ============

                                                         See accompanying notes.

                                                                        SERIES X
Statement of Changes in Net Assets                     (SMALL CAP GROWTH SERIES)

                                                                                  SIX MONTHS ENDED
                                                                                    JUNE 30, 2005      YEAR ENDED
                                                                                     (UNAUDITED)    DECEMBER 31, 2004
                                                                                  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment loss...........................................................  $       (357,571) $        (758,029)
  Net realized gain during the period on investments............................         2,497,378         16,327,212
  Net unrealized depreciation during the period on investments..................        (2,746,681)        (2,390,800)
                                                                                  ----------------  -----------------
  Net increase (decrease) in net assets resulting from operations...............          (606,874)        13,178,383
                                                                                  ----------------  -----------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares..................................................        10,218,003         33,797,054
  Cost of shares redeemed.......................................................       (16,419,192)       (44,847,080)
                                                                                  ----------------  -----------------
  Net decrease from capital share transactions..................................        (6,201,189)       (11,050,026)
                                                                                  ----------------  -----------------
  Net increase (decrease) in net assets.........................................        (6,808,063)         2,128,357
                                                                                  ----------------  -----------------

NET ASSETS:
  Beginning of period...........................................................        91,868,063         89,739,706
                                                                                  ----------------  -----------------
  End of period.................................................................  $     85,060,000  $      91,868,063
                                                                                  ================  =================

  Accumulated undistributed net investment income (loss) at end of period.......  $       (357,571) $               -
                                                                                  ================  =================

CAPITAL SHARE ACTIVITY:
  Shares sold...................................................................           631,437          2,234,913
  Shares redeemed...............................................................        (1,012,381)        (3,015,092)
                                                                                  ----------------  -----------------
  Total capital share activity..................................................          (380,944)          (780,179)
                                                                                  ================  =================

                                                         See accompanying notes.

                                                                        SERIES X
Financial Highlights                                   (SMALL CAP GROWTH SERIES)
Selected data for each share of capital stock outstanding throughout each period

                                                           SIX MONTHS                                             YEAR ENDED
                                                         ENDED JUNE 30,                                           DECEMBER 31,
                                                             2005(e)        2004     2003     2002(d)    2001        2000
                                                         --------------   -------   -------   -------   -------   ------------
PER SHARE DATA

Net asset value, beginning of period                     $        17.05   $ 14.55   $  9.30   $ 12.66   $ 17.55   $      19.40
                                                         --------------   -------   -------   -------   -------   ------------
Income (loss) from investment operations:
Net investment income (loss)                                      (0.07)    (0.14)    (0.10)    (0.10)    (0.09)         (0.07)
Net gain (loss) on securities (realized and unrealized)            0.01      2.64      5.35     (3.26)    (4.80)         (1.59)
                                                         --------------   -------   -------   -------   -------   ------------
Total from investment operations                                  (0.06)     2.50      5.25     (3.36)    (4.89)         (1.66)
                                                         --------------   -------   -------   -------   -------   ------------
Less distributions:
Dividends from net investment income                                  -         -         -         -         -              -
Distributions from realized gains                                     -         -         -         -         -              -
Distributions in excess of capital gains                              -         -         -         -         -          (0.18)
Return of capital                                                     -         -         -         -         -          (0.01)
                                                         --------------   -------   -------   -------   -------   ------------
Total distributions                                                   -         -         -         -         -          (0.19)
                                                         --------------   -------   -------   -------   -------   ------------
Net asset value, end of period                           $        16.99   $ 17.05   $ 14.55   $  9.30   $ 12.66   $      17.55
                                                         ==============   =======   =======   =======   =======   ============
                                                         --------------   -------   -------   -------   -------   ------------
TOTAL RETURN(a)                                                   (0.35%)   17.18%    56.45%   (26.54%)  (27.86%)        (8.73%)
                                                         --------------   -------   -------   -------   -------   ------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                 $       85,060   $91,868   $89,740   $48,193   $73,408   $    114,283
                                                         --------------   -------   -------   -------   -------   ------------
Ratios to average net assets:
Net investment income (loss)                                      (0.86%)   (0.89%)   (1.00%)   (0.89%)   (0.66%)        (0.44%)
Total expenses                                                     1.18%     1.17%     1.17%     1.15%     1.15%          1.13%
Gross expenses(b)                                                  1.18%     1.17%     1.17%     1.15%     1.15%          1.13%
Net expenses(c)                                                    1.18%     1.17%     1.16%     1.15%     1.15%          1.13%
                                                         --------------   -------   -------   -------   -------   ------------
Portfolio turnover rate                                             110%      146%      208%      282%      353%           335%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(d) RS Investments, Inc. became the sub-adviser of Series X effective September 3, 2002. Prior to September 3, 2002, Security Management Company, LLC (SMC) paid Strong Capital Management, Inc. for sub-advisory services.

(e) Unaudited figures for the six months ended June 30, 2005. Percentage amounts for the period, except total return, have been annualized.

                                                         See accompanying notes.

                                    SERIES Y

                                SELECT 25 SERIES

                             [SECURITY FUNDS LOGO]

                                    ADVISOR,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                                        SERIES Y
Performance Summary                                           (SELECT 25 SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

SERIES Y VS. S&P 500 INDEX AND RUSSELL 1000 GROWTH INDEX

                                  [PERFORMANCE GRAPH]

SBL Y


INCEPTION            SBL FUND SERIES                INCEPTION            S&P 500           INCEPTION               RUSSELL 1000
   DATE                  Y VALUE                      DATE             INDEX VALUE            DATE               GROWTH INDEX VALUE
-----------          ----------------          ----------------     -----------------   ----------------         -------------------
   5/03/99               10,000.00            INCEPTION 5/03/99           10,000.00     INCEPTION 5/03/99               10,000.00
   6/30/99               10,510.00                      6/30/99           10,305.90              06/30/99               10,371.51
   9/30/99               10,340.00                     09/30/99            9,662.23              09/30/99                9,991.06
12/31/1999               12,370.00                     12/31/99           11,099.83              12/31/99               12,503.51
   3/31/00               12,240.00                      3/31/00           11,354.94              03/31/00               13,394.83
   6/30/00               11,870.00                     06/30/00           11,053.83              06/30/00               13,032.53
   9/30/00               11,580.00                     09/30/00           10,946.91              09/30/00               12,330.94
  12/31/00               10,380.00                     12/31/00           10,091.15              12/31/00                9,699.57
  03/31/01                8,830.00                    3/31/2001            8,895.28              03/31/01                7,672.36
  06/30/01                9,510.00                   06/30/2001            9,416.16              06/30/01                8,318.29
  09/30/01                7,690.00                    9/30/2001            8,034.87              09/30/01                6,703.71
  12/31/01                9,350.00                   12/30/2001            8,893.97              12/31/01                7,719.01
  03/31/02                9,310.00                    3/31/2002            8,918.14              03/31/02                7,519.17
  06/30/02                7,560.00                   06/30/2002            7,723.63              06/30/02                6,115.18
  09/30/02                6,600.00                    9/30/2002            6,389.69              09/30/02                5,195.12
  12/31/02                6,860.00                   12/31/2002            6,929.34              12/31/02                5,566.29
  03/31/03                6,710.00                    3/31/2003            6,711.11              03/31/03                5,506.60
  06/30/03                7,380.00                    6/30/2003            7,744.15              06/30/03                6,294.89
  09/30/03                7,480.00                    9/30/2003            7,949.11              09/30/03                6,541.53
  12/31/03                8,080.00                   12/31/2003            8,917.03              12/31/03                7,223.28
  03/31/04                8,420.00                    3/31/2004            9,068.30              03/31/04                7,279.83
  06/30/04                8,480.00                   06/30/2004            9,223.74              06/30/04                7,420.84
  09/30/04                8,060.00                    9/30/2004            9,050.82              09/30/04                7,033.44
  12/31/04                9,020.00                   12/31/2004            9,886.55              12/31/04                7,678.53
  03/31/05                8,730.00                    3/31/2005            9,673.56              03/31/05                7,364.99
  06/30/05                8,830.00                    6/30/2005            9,805.25              06/30/05                7,546.72



                             $10,000 SINCE INCEPTION

The chart above assumes a hypothetical $10,000 investment in Series Y (Select 25 Series) on May 3, 1999 (date of inception), and reflects the fees and expenses of Series Y. Series Y changed its benchmark index to the Russell 1000 Growth Index. The Investment Manager has determined that the Russell 1000 Growth Index is a more appropriate index than the S&P 500 Index, which is a capitalization-weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance, because the Russell 1000 Growth Index more closely reflects the types of securities in which the Series invests and thus provides shareholders with a more appropriate benchmark against which to compare the Series' performance.

AVERAGE ANNUAL RETURNS

                                               SINCE INCEPTION
PERIODS ENDED 06-30-05(1)   1 YEAR   5 YEARS      (5-3-99)
-------------------------   ------   -------   ---------------
Series Y                     4.13%   (5.75%)       (2.00%)

1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                  14.45%
Consumer Staples                         6.35
Energy                                  13.14
Financials                               8.33
Health Care                             13.21
Industrials                             17.52
Information Technology                  14.62
Materials                                4.48
Utilities                                7.24
Repurchase Agreement                     1.01
Liabilities, less cash & other assets   (0.35)

                                                         See accompanying notes.

                                                                        SERIES Y
Performance Summary                                           (SELECT 25 SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 - June 30, 2005.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

FUND EXPENSES

                                        BEGINNING          ENDING      EXPENSES PAID
                                     ACCOUNT VALUE     ACCOUNT VALUE      DURING
                                       01-01-05         06-30-05(1)       PERIOD(2)
                                     -------------     -------------   -------------
Series Y (Select 25 Series)
    Actual                           $    1,000.00     $      978.90   $        4.86
    Hypothetical                          1,000.00          1,019.83            4.96

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2005 to June 30, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2005 to June 30, 2005 was (2.11%).

(2) Expenses are equal to the Series annualized expense ratio 0.99% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES Y
Schedule of Investments                                       (SELECT 25 SERIES)
June 30, 2005                                                        (unaudited)

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
COMMON STOCKS - 99.3%

AEROSPACE & DEFENSE - 5.5%
L-3 Communications Holdings, Inc.                          21,300     $1,631,154
                                                                      ----------

AIR FREIGHT & LOGISTICS - 5.0%
FedEx Corporation                                          18,200      1,474,382
                                                                      ----------

BIOTECHNOLOGY - 4.5%
Amgen, Inc.*                                               22,000      1,330,120
                                                                      ----------

BREWERS - 0.5%
Anheuser-Busch Companies, Inc.                              3,150        144,113
                                                                      ----------

BROADCASTING & CABLE TV - 2.7%
Univision Communications, Inc.*                            29,000        798,950
                                                                      ----------

COMMUNICATIONS EQUIPMENT - 10.2%
3Com Corporation*                                         177,000        644,280
ADC Telecommunications, Inc.*                              59,742      1,300,583
Cisco Systems, Inc.*                                       55,300      1,056,783
                                                                      ----------
                                                                       3,001,646
                                                                      ----------

CONSTRUCTION & ENGINEERING - 7.0%
Shaw Group, Inc.*                                          96,500      2,075,715
                                                                      ----------

DATA PROCESSING & OUTSOURCED SERVICES - 3.9%
First Data Corporation                                     28,500      1,143,990
                                                                      ----------

ELECTRIC UTILITIES - 7.3%
KFx, Inc.*                                                149,700      2,139,213
                                                                      ----------

HEALTH CARE EQUIPMENT - 4.2%
Medtronic, Inc.                                            23,900      1,237,781
                                                                      ----------

HOME IMPROVEMENT RETAIL - 2.8%
Home Depot, Inc.                                           21,200        824,680
                                                                      ----------

HOTELS, RESORTS & CRUISE LINES - 5.0%
Carnival Corporation                                       27,300      1,489,215
                                                                      ----------

HYPERMARKETS & SUPERCENTERS - 3.7%
Wal-Mart Stores, Inc.                                      22,900      1,103,780
                                                                      ----------

INDUSTRIAL GASES - 4.5%
Praxair, Inc.                                              28,400      1,323,440
                                                                      ----------

MOVIES & ENTERTAINMENT - 3.9%
Viacom, Inc. (Cl.B)                                        36,200      1,159,124
                                                                      ----------

MULTI-LINE INSURANCE - 3.8%
American International Group, Inc.                         19,300      1,121,330
                                                                      ----------

OIL & GAS EQUIPMENT & SERVICES - 6.0%
BJ Services Company                                        34,000      1,784,320
                                                                      ----------

OIL & GAS STORAGE & TRANSPORTATION - 7.1%
Williams Companies, Inc.                                  110,500      2,099,500
                                                                      ----------

OTHER DIVERSIFIED FINANCIAL SERVICES - 4.5%
Citigroup, Inc.                                            29,000      1,340,670
                                                                      ----------

PHARMACEUTICALS - 4.5%
Johnson & Johnson                                          20,600      1,339,000
                                                                      ----------

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
COMMON STOCKS (CONTINUED)

SEMICONDUCTOR EQUIPMENT - 0.6%
Mindspeed Technologies, Inc.*                              145,000    $   176,900
                                                                      -----------

SOFT DRINKS - 2.1%
PepsiCo, Inc.                                               11,700        630,981
                                                                      -----------

TOTAL COMMON STOCKS
     (cost $24,685,570)                                                29,370,004
                                                                      -----------

REPURCHASE AGREEMENT - 1.0%
United Missouri Bank, 2.80%, dated 06-30-05,
     matures 07-01-05; repurchase amount of
     $298,023 (Collateralized by FHLB, 2.32%,
     01-08-07 with a value of $178,083 and
     FNMA, 3.79%, 07-06-07 with a value of
     $126,120.)                                          $ 298,000        298,000
                                                                      -----------

TOTAL REPURCHASE AGREEMENT
     (cost $298,000)                                                      298,000
                                                                      -----------

TOTAL INVESTMENTS - 100.3%
     (cost $24,983,570)                                                29,668,004

LIABILITIES, LESS CASH & OTHER ASSETS - (0.3%)                           (102,223)
                                                                      -----------
TOTAL NET ASSETS - 100.0%                                             $29,565,781
                                                                      ===========

The identified cost of investments owned at June 30, 2005 was the same for federal income tax and financial statement purposes.

* Non-income producing security

                                                         See accompanying notes.

                                                                        SERIES Y
                                                              (SELECT 25 SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2005

ASSETS:
Investments, at value(1)......................................   $ 29,668,004
Cash..........................................................            164
Receivables:
      Fund shares sold........................................         31,227
      Dividends...............................................         10,720
Prepaid expenses..............................................          1,294
                                                                 ------------
Total assets..................................................     29,711,409
                                                                 ------------
LIABILITIES:
Payable for:
      Fund shares redeemed....................................        114,514
      Management fees.........................................         19,055
      Transfer agent and administration fees..................          4,406
      Professional fees.......................................          4,998
      Other...................................................          2,655
                                                                 ------------
      Total liabilities.......................................        145,628
                                                                 ------------
      NET ASSETS..............................................   $ 29,565,781
                                                                 ============

NET ASSETS CONSIST OF:
Paid in capital...............................................   $ 47,271,169
Accumulated net investment loss...............................         (6,231)
Accumulated net realized loss on sale of investments..........    (22,383,591)
Net unrealized appreciation in value of investments...........      4,684,434
                                                                 ------------
Net assets....................................................   $ 29,565,781
                                                                 ============

Capital shares authorized.....................................     indefinite
Capital shares outstanding....................................      3,347,004
Net asset value and redemption price per share
   (net assets divided by shares outstanding).................   $       8.83
                                                                 ============

(1)Investments, at cost ......................................   $ 24,983,570

Statement of Operations
For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
      Dividends...............................................   $    133,390
      Interest................................................         14,577
                                                                 ------------
      Total investment income ................................        147,967
                                                                 ------------
EXPENSES:
      Management fees.........................................        117,357
      Custodian fees..........................................          2,612
      Transfer agent/maintenance fees.........................         12,572
      Administration fees.....................................         14,152
      Directors' fees.........................................            813
      Professional fees.......................................          4,814
      Reports to shareholders.................................          1,152
      Other expenses..........................................            726
                                                                 ------------
      Total expenses..........................................        154,198
                                                                 ------------
      Net investment loss.....................................         (6,231)
                                                                 ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized loss during the period on:
      Investments.............................................        (62,449)
                                                                 ------------
      Net realized loss.......................................        (62,449)
                                                                 ------------
Net unrealized depreciation during the period on:
      Investments.............................................       (601,824)
                                                                 ------------
      Net unrealized depreciation.............................       (601,824)
                                                                 ------------

      Net loss................................................       (664,273)
                                                                 ------------
      Net decrease in net assets resulting from operations....   $   (670,504)
                                                                 ============

                                                         See accompanying notes.

                                                                        SERIES Y
Statement of Changes in Net Assets                            (SELECT 25 SERIES)

                                                                                       SIX MONTHS ENDED
                                                                                         JUNE 30, 2005          YEAR ENDED
                                                                                          (UNAUDITED)       DECEMBER 31, 2004
                                                                                       ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment loss ............................................................   $         (6,231)    $         (52,557)
    Net realized gain (loss) during the period on investments ......................            (62,449)              870,310
    Net unrealized appreciation (depreciation) during the period on investments ....           (601,824)            2,734,534
                                                                                       ----------------     -----------------
    Net increase (decrease) in net assets resulting from operations ................           (670,504)            3,552,287
                                                                                       ----------------     -----------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares ...................................................          4,790,459            14,709,618
    Cost of shares redeemed ........................................................         (8,386,192)          (19,219,579)
                                                                                       ----------------     -----------------
    Net decrease from capital share transactions. ..................................         (3,595,733)           (4,509,961)
                                                                                       ----------------     -----------------
    Net decrease in net assets .....................................................         (4,266,237)             (957,674)
                                                                                       ----------------     -----------------

NET ASSETS:
    Beginning of period ............................................................         33,832,018            34,789,692
                                                                                       ----------------     -----------------
    End of period ..................................................................   $     29,565,781     $      33,832,018
                                                                                       ================     =================

    Accumulated undistributed net investment income (loss) at end of period ........   $         (6,231)    $               -
                                                                                       ================     =================

CAPITAL SHARE ACTIVITY:
    Shares sold ....................................................................            552,638             1,775,427
    Shares redeemed ................................................................           (955,991)           (2,329,965)
                                                                                       ----------------     -----------------
    Total capital share activity ...................................................           (403,353)             (554,538)
                                                                                       ================     =================

                                                         See accompanying notes.

                                                                        SERIES Y
Financial Highlights                                          (SELECT 25 SERIES)
Selected data for each share of capital stock outstanding throughout each period

                                                           SIX MONTHS                                                 YEAR ENDED,
                                                         ENDED JUNE 30,                                              DECEMBER 31,
                                                            2005(d)       2004        2003       2002       2001         2000
                                                         --------------  -------    -------    -------    -------    ------------
PER SHARE DATA

Net asset value, beginning of period                      $     9.02     $  8.08    $  6.86    $  9.35    $ 10.38       $ 12.37
                                                          ----------     -------    -------    -------    -------       -------
Income (loss) from investment operations:
Net investment income (loss)                                       -       (0.01)         -      (0.01)     (0.02)        (0.02)
Net gain (loss) on securities (realized and unrealized)        (0.19)       0.95       1.22      (2.48)     (1.01)        (1.97)
                                                          ----------     -------    -------    -------    -------       -------
Total from investment operations                               (0.19)       0.94       1.22      (2.49)     (1.03)        (1.99)
                                                          ----------     -------    -------    -------    -------       -------
Less distributions:
Dividends from net investment income                               -           -          -          -          -             -
Distributions from realized gains                                  -           -          -          -          -             -
                                                          ----------     -------    -------    -------    -------       -------
Total distributions                                                -           -          -          -          -             -
                                                          ----------     -------    -------    -------    -------       -------
Net asset value, end of period                            $     8.83     $  9.02    $  8.08    $  6.86    $  9.35       $ 10.38
                                                          ==========     =======    =======    =======    =======       =======

TOTAL RETURN(a)                                                (2.11%)     11.63%     17.78%    (26.63%)    (9.92%)      (16.09%)
                                                          ----------     -------    -------    -------    -------       -------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                  $   29,566     $33,832    $34,790    $34,286    $52,998       $65,011
                                                          ----------     -------    -------    -------    -------       -------
Ratios to average net assets:
Net investment income (loss)                                   (0.04%)     (0.15%)    (0.01%)    (0.18%)    (0.20%)       (0.16%)
Total expenses                                                  0.99%       0.95%      0.93%      0.89%      0.88%         0.89%
Gross expenses(b)                                               0.99%       0.95%      0.93%      0.89%      0.88%         0.89%
Net expenses(c)                                                 0.99%       0.95%      0.93%      0.89%      0.88%         0.89%
                                                          ----------     -------    -------    -------    -------       -------
Portfolio turnover rate                                           17%         42%        49%        34%        38%           68%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(d) Unaudited figures for the six months ended June 30, 2005. Percentage amounts for the period, except total return, have been annualized.

                                                         See accompanying notes.

                       This page left blank intentionally.

                                    SERIES Z

                            ALPHA OPPORTUNITY SERIES

                                   ADVISED BY:

                              [SECURITY FUNDS LOGO]

                                       AND

                                [MAINSTREAM LOGO]

                                   Mainstream
                              Investment Advisers

                                   SUBADVISOR,
                         MAINSTREAM INVESTMENT ADVISERS

                                                                        SERIES Z
Performance Summary                                   (ALPHA OPPORTUNITY SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

SERIES Z VS. S&P 500 INDEX

                                  [PERFORMANCE GRAPH]

                   SBL
INCEPTION       SERIES Z       S&P 500
   DATE           VALUE      INDEX VALUE
  07/07/03      10,000.00     10,000.00
  09/30/03      10,280.00     10,264.66
  12/31/03      11,832.51     11,514.53
03/31/2004      12,065.35     11,709.86
06/30/2004      12,287.60     11,910.59
09/30/2004      12,420.34     11,687.29
12/31/2004      13,320.51     12,766.47
03/31/2005      13,285.97     12,491.44
06/30/2005      13,090.25     12,661.48

                             $10,000 SINCE INCEPTION

The chart above assumes a hypothetical $10,000 investment in Series Z (Alpha Opportunity Series) on July 7, 2003 (date of inception), and reflects the fees and expenses of Series Z.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                     3.77%
Consumer Staples                           1.24
Energy                                     2.72
Exchange Traded Funds                     (2.12)
Financials                                 1.87
Health Care                                0.74
Industrials                               16.94
Information Technology                     9.74
Materials                                  9.81
U.S. Agency Bonds & Notes                 38.44
AAA                                        1.89
Cash & other assets, less liabilities     14.96

AVERAGE ANNUAL RETURNS

PERIODS ENDED 06-30-05(1)     1 YEAR     SINCE INCEPTION (7-7-03)
-------------------------     ------     ------------------------
Series Z                       6.53%               14.54%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

    The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                         See accompanying notes.

                                                                        SERIES Z
Performance Summary                                   (ALPHA OPPORTUNITY SERIES)
August 15, 2005                                                      (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 - June 30, 2005.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

FUND EXPENSES

                                          BEGINNING         ENDING        EXPENSES PAID
                                        ACCOUNT VALUE    ACCOUNT VALUE      DURING
                                          01-01-05        06-30-05(1)      PERIOD(2)
Series Z (Alpha Opportunity Series)
    Actual                              $    1,000.00    $      982.70    $       12.19
    Hypothetical                             1,000.00         1,012.46            12.37

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2005 to June 30, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2005 to June 30, 2005 was (1.73%).

(2) Expenses are equal to the Series annualized expense ratio 2.48% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                        SERIES Z
Schedule of Investments                               (ALPHA OPPORTUNITY SERIES)
June 30, 2005                                                        (unaudited)

                                                NUMBER       MARKET
                                               OF SHARES     VALUE
COMMON STOCKS - 48.6%

AEROSPACE & DEFENSE - 3.6%
Boeing Company                                     5,400    $ 356,400
United Technologies Corporation                    7,900      405,665
                                                            ---------
                                                              762,065
                                                            ---------

AGRICULTURAL PRODUCTS - 0.9%
Archer-Daniels-Midland Company                     8,800      188,144
                                                            ---------
AIRLINES - 0.7%
Alaska Air Group, Inc.*                            1,000       29,750
Continental Airlines, Inc. (Cl.B)*                 8,900      118,192
                                                            ---------
                                                              147,942
                                                            ---------

APPAREL RETAIL - 0.4%
AnnTaylor Stores Corporation*                      3,200       77,696
                                                            ---------
BIOTECHNOLOGY - 0.5%
Amgen, Inc.*                                       1,800      108,828
                                                            ---------
BUILDING PRODUCTS - 0.7%
Armstrong Holdings, Inc.*                          2,000        4,840
York International Corporation                     4,100      155,800
                                                            ---------
                                                              160,640
                                                            ---------

COMMERCIAL PRINTING - 0.5%
R.R. Donnelley & Sons Company                      3,300      113,883
                                                            ---------

COMPUTER HARDWARE - 0.9%
NCR Corporation*                                   5,300      186,136
                                                            ---------

CONSTRUCTION & ENGINEERING - 2.8%
Chicago Bridge & Iron Company N.V.                 3,000       68,580
Fluor Corporation                                  7,800      449,202
Shaw Group, Inc.*                                  3,600       77,436
                                                            ---------
                                                              595,218
                                                            ---------

CONSTRUCTION & FARM MACHINERY - 3.8%
Bucyrus International, Inc.                        4,900      186,102
CNH Global N.V.                                    5,700      107,673
Deere & Company                                    6,200      406,038
Trinity Industries, Inc.                           3,600      115,308
                                                            ---------
                                                              815,121
                                                            ---------

DIVERSIFIED METALS & MINING - 7.9%
Alumina, Ltd. ADR                                  9,400      159,894
Anglo American plc ADR                             1,000       23,500
Foundation Coal Holdings, Inc.                    14,500      376,130
Freeport-McMoRan Copper &
     Gold, Inc. (Cl.B)                             6,400      239,616
Inco, Ltd.*                                        3,500      132,125
James River Coal Company*                          3,400      117,810
Noranda, Inc.                                     11,900      205,870
Phelps Dodge Corporation                           3,400      314,500
Rio Tinto plc ADR                                  1,100      134,112
                                                            ---------
                                                            1,703,557
                                                            ---------

EXCHANGE TRADED FUNDS - 0.7%
Health Care Select Sector SPDR                     3,200       99,168
iShares MSCI Taiwan Index Fund                     3,600       43,560
                                                            ---------
                                                              142,728
                                                            ---------

FERTILIZERS & AGRICULTURAL CHEMICALS - 0.4%
Syngenta AG ADR*                                   4,300       87,677
                                                            ---------
HOTELS, RESORTS & CRUISE LINES - 2.2%
Carnival Corporation                               5,300      289,115
Starwood Hotels & Resorts Worldwide, Inc.          3,300      193,281
                                                            ---------
                                                              482,396
                                                            ---------

INDUSTRIAL MACHINERY - 2.6%
Joy Global, Inc.                                  13,000      436,670
Watts Waters Technologies, Inc.                    3,900      130,611
                                                            ---------
                                                              567,281
                                                            ---------

INTERNET SOFTWARE & SERVICES - 0.9%
Sina Corporation*                                  1,000       27,900
Yahoo!, Inc.*                                      4,900      169,785
                                                            ---------
                                                              197,685
                                                            ---------

LIFE & HEALTH INSURANCE - 0.4%
Lincoln National Corporation                       1,800       84,456
                                                            ---------

MANAGED HEALTH CARE - 0.2%
WellCare Group, Inc.*                              1,400       49,714
                                                            ---------

MULTI-LINE INSURANCE - 0.7%
Loews Corporation                                  1,800      139,500
                                                            ---------

OIL & GAS DRILLING - 1.0%
Precision Drilling Corporation*                    5,600      221,088
                                                            ---------

OIL & GAS EQUIPMENT & SERVICES - 1.4%
FMC Technologies, Inc.*                            1,700       54,349
Technip S.A. ADR                                   5,200      242,320
                                                            ---------
                                                              296,669
                                                            ---------

OIL & GAS REFINING & MARKETING - 0.3%
Sasol, Ltd. ADR                                    2,400       64,752
                                                            ---------

OTHER DIVERSIFIED FINANCIAL SERVICES - 1.4%
Brascan Corporation                                7,600      290,016
                                                            ---------

PACKAGED FOODS & MEATS - 0.4%
Tyson Foods, Inc.                                  4,400       78,320
                                                            ---------

PROPERTY & CASUALTY INSURANCE - 0.4%
Ace, Ltd.                                          1,800       80,730
                                                            ---------

RAILROADS - 0.8%
Kansas City Southern*                              8,600      173,548
                                                            ---------

SEMICONDUCTOR EQUIPMENT - 2.0%
Lam Research Corporation*                          8,900      257,566
Mykrolis Corporation*                             12,800      181,888
                                                            ---------
                                                              439,454
                                                            ---------

                                                         See accompanying notes.

                                                                        SERIES Z
Schedule of Investments                               (ALPHA OPPORTUNITY SERIES)
June 30, 2005                                                        (unaudited)

                                                     PRINCIPAL
                                                     AMOUNT OR
                                                       NUMBER        MARKET
                                                     OF SHARES       VALUE
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS - 2.2%
Analog Devices, Inc.                                      4,000    $   149,240
Texas Instruments, Inc.                                  11,600        325,612
                                                                   -----------
                                                                       474,852
                                                                   -----------

SPECIALTY CHEMICALS - 0.9%
Minerals Technologies, Inc.                               3,200        197,120
                                                                   -----------

SPECIALTY STORES - 1.2%
Michael's Stores, Inc.                                    6,000        248,220
                                                                   -----------

STEEL - 0.5%
NN, Inc.                                                  9,053        114,792
                                                                   -----------

SYSTEMS SOFTWARE - 3.5%
McAfee, Inc.*                                            12,400        324,632
Red Hat, Inc.*                                           10,600        138,860
SAP AG ADR                                                6,600        285,780
                                                                   -----------
                                                                       749,272
                                                                   -----------

TECHNOLOGY DISTRIBUTORS - 0.2%
Anixter International, Inc.*                              1,100         40,887
                                                                   -----------

TIRES & RUBBER - 0.2%
Goodyear Tire & Rubber Company*                           3,600         53,640
                                                                   -----------

TRADING COMPANIES & DISTRIBUTORS - 1.4%
GATX Corporation                                          8,600        296,700
                                                                   -----------
TOTAL COMMON STOCKS
     (cost $10,525,925)                                             10,430,727
                                                                   -----------

U.S. GOVERNMENT SPONSORED AGENCIES - 38.4%

Federal Home Loan Bank:
     3.199%, 09-01-05(1)                             $  400,000        397,685
     3.309%, 09-07-05(1)                             $  250,000        248,413
     3.425%, 09-28-05(1)                             $  550,000        545,431

Federal Home Loan Mortgage Corporation:
     3.019%, 07-19-05(1)                             $  500,000        499,202
     3.065%, 07-26-05(1)                             $  400,000        399,114
     3.096%, 08-01-05(1)                             $  500,000        498,597
     3.096%, 08-02-05(1)                             $  225,000        224,348
     3.168%, 08-16-05(1)                             $  650,000        647,292
     3.184%, 08-23-05(1)                             $  525,000        522,481
     3.314%, 09-13-05(1)                             $  650,000        645,510
     3.354%, 09-20-05(1)                             $  100,000         99,244
     3.374%, 09-27-05(1)                             $  450,000        446,304

Federal National Mortgage Association:
     2.988%, 07-05-05(1)                             $  425,000        424,850
     3.008%, 07-11-05(1)                             $  550,000        549,513
     3.038%, 07-18-05(1)                             $1,150,000      1,148,268
     3.132%, 08-09-05(1)                             $  275,000        274,029
     3. 24%, 08-31-05(1)                             $  475,000        472,376
     3.291%, 09-07-05(1)                             $  200,000        198,731
                                                                   -----------
TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
     (cost $8,242,686)                                               8,241,388
                                                                   -----------

ASSET BACKED SECURITIES - 1.9%

OTHER - 1.9%
Credit-Based Asset Servicing &
         Securitization, 2005-CB2,
         3.414% - 2036(1)                               405,902        405,929
                                                                   -----------

TOTAL ASSET BACKED SECURITIES
         (cost $405,902)                                               405,929
                                                                   -----------

TOTAL INVESTMENTS - 88.9%
         (cost $19,174,513)                                         19,078,044
                                                                   -----------

SHORT POSITIONS - (3.9%)

CASINOS & GAMING - (0.2%)
WMS Industries, Inc.*                                  (1,600)         (54,000)
                                                                   -----------

DIVERSIFIED BANKS - (0.9%)
Wachovia Corporation                                   (3,900)        (193,440)
                                                                   -----------
EXCHANGE TRADED FUNDS - (2.8%)
Diamonds Trust, Series I                               (3,200)        (328,640)
Regional Bank Holders Trust                            (2,000)        (268,320)
                                                                   -----------
                                                                      (596,960)
                                                                   -----------

TOTAL SHORT POSITIONS
         (proceeds $848,354)                                          (844,400)
                                                                   -----------
CASH & OTHER ASSETS, LESS LIABILITIES(1,2)- 15.0%                    3,207,260
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $21,440,904
                                                                   ===========

For federal income tax purposes, the identified cost of investments owned at June 30, 2005 was $19,197,244.

*     Non-income producing security

ADR (American Depositary Receipt)

SPDR (Standard and Poor's Depository Receipts)

plc (public limited company)

(1)   Security is segregated as collateral for open futures contracts.

(2)   Certain amount of cash is segregated as collateral for short positions.

                                                       See accompanying notes.

                                                                        SERIES Z
                                                      (ALPHA OPPORTUNITY SERIES)
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2005

ASSETS:
Investments, at value(1)...................................................     $19,078,044
Cash ......................................................................       2,717,643
Receivables:
     Fund shares sold .....................................................          10,175
     Securities sold ......................................................       4,168,761
     Deposit for short sales ..............................................         876,193
     Dividends ............................................................           5,855
     Interest .............................................................             216
     Prepaid expenses .....................................................              11
                                                                                -----------
Total assets ..............................................................      26,856,898
                                                                                -----------

LIABILITIES:
Securities sold short, at value(2) ........................................         844,400
Payable for:
     Securities purchased .................................................       4,410,792
     Fund shares redeemed .................................................          50,339
     Variation margin .....................................................          57,350
     Management fees ......................................................          36,631
     Custodian fees .......................................................             371
     Transfer agent and administration fees ...............................           5,432
     Professional fees ....................................................           9,053
     Other ................................................................           1,626
                                                                                -----------
     Total liabilities ....................................................       5,415,994
                                                                                -----------
     NET ASSETS ...........................................................     $21,440,904
                                                                                ===========

NET ASSETS CONSIST OF:
Paid in capital ...........................................................     $20,660,738
Accumulated net investment loss ...........................................         (48,278)
Accumulated undistributed net realized gain
     on sale of investments, futures and
     securities sold short ................................................         976,686
Net unrealized appreciation in value of
     investments, futures and securities
     sold short ...........................................................        (148,242)
                                                                                -----------
Net assets ................................................................     $21,440,904
                                                                                ===========

Capital shares authorized .................................................      indefinite
Capital shares outstanding ................................................       1,886,295
Net asset value and redemption price
     per share (net assets divided by
     shares outstanding) ..................................................     $     11.37
                                                                                ===========

(1)Investments, at cost ............................            $19,174,513
(2)Securites sold short, at proceeds ...............                848,354

Statement of Operations
For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
     Dividends ............................................................     $    71,836
     Interest  ............................................................         123,384
                                                                                -----------
     Total investment income ..............................................         195,220
                                                                                -----------

EXPENSES:
     Management fees  .....................................................         205,773
     Custodian fees   .....................................................           1,520
     Transfer agent/maintenance fees ......................................          12,550
     Administration fees ..................................................          15,973
     Directors' fees ......................................................             565
     Professional fees ....................................................           6,617
     Reports to shareholders ..............................................             500
                                                                                -----------
     Total expenses .......................................................         243,498
                                                                                -----------
     Net investment loss ..................................................         (48,278)
                                                                                -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
     Investments ..........................................................         152,450
     Securities sold short ................................................         (34,873)
     Futures ..............................................................          25,441
                                                                                -----------
     Net realized gain ....................................................         143,018
                                                                                -----------
Net unrealized appreciation (depreciation) during the period on:
     Investments ..........................................................        (261,050)
     Securities sold short ................................................           3,805
     Futures ..............................................................        (253,176)
                                                                                -----------
     Net unrealized depreciation ..........................................        (510,421)
                                                                                -----------

     Net loss .............................................................        (367,403)
                                                                                -----------
     Net decrease in net assets resulting from operations .................     $  (415,681)
                                                                                ===========

                                                         See accompanying notes.

                                                                        SERIES Z
Statement of Changes in Net Assets                    (ALPHA OPPORTUNITY SERIES)

                                                                                   SIX MONTHS ENDED
                                                                                    JUNE 30, 2005           YEAR ENDED
                                                                                     (UNAUDITED)         DECEMBER 31, 2004
                                                                                   ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
     Net investment loss .......................................................     $   (48,278)          $   (115,554)
     Net realized gain during the period on investments, futures
         and securities sold short .............................................         143,018              1,749,286
     Net unrealized appreciation (depreciation) during the period on
         investments, futures and securities sold short ........................        (510,421)               133,816
                                                                                     -----------           ------------
     Net increase (decrease) in net assets resulting from operations ...........        (415,681)             1,767,548
                                                                                     -----------           ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income .....................................................               -                      -
     Net realized gain .........................................................               -             (1,187,732)
                                                                                     -----------           ------------
     Total distributions to shareholders .......................................               -             (1,187,732)
                                                                                     -----------           ------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from sale of shares ..............................................       6,542,130             13,665,469
     Distributions reinvested ..................................................               -              1,187,732
     Cost of shares redeemed ...................................................      (3,847,036)            (3,009,383)
                                                                                     -----------           ------------
     Net increase from capital share transactions ..............................       2,695,094             11,843,818
                                                                                     -----------           ------------
     Net increase in net assets ................................................       2,279,413             12,423,634
                                                                                     -----------           ------------

NET ASSETS:
     Beginning of period .......................................................      19,161,491              6,737,857
                                                                                     -----------           ------------
     End of period .............................................................     $21,440,904           $ 19,161,491
                                                                                     ===========           ============

     Accumulated undistributed net investment loss at end of period ............     $   (48,278)          $          -
                                                                                     ===========           ============

CAPITAL SHARE ACTIVITY:
     Shares sold ...............................................................         572,841              1,213,974
     Shares reinvested .........................................................               -                105,173
     Shares redeemed ...........................................................        (342,498)              (265,886)
                                                                                     -----------           ------------
     Total capital share activity ..............................................         230,343              1,053,261
                                                                                     ===========           ============

                                                         See accompanying notes.

                                                                        SERIES Z
Financial Highlights                                  (ALPHA OPPORTUNITY SERIES)
Selected data for each share of capital stock outstanding throughout each period

                                                               SIX MONTHS                     YEAR ENDED,
                                                             ENDED JUNE 30,                   DECEMBER 31,
                                                                2005(e)           2004           2003(d)
                                                             --------------     ---------     ------------
PER SHARE DATA

Net asset value, beginning of period                         $        11.57     $   11.18     $      10.00
                                                             --------------     ---------     ------------
Income (loss) from investment operations:
Net investment income (loss)                                          (0.03)        (0.07)           (0.06)
Net gain (loss) on securities (realized and unrealized)               (0.17)         1.42             1.88
                                                             --------------     ---------     ------------
Total from investment operations                                      (0.20)         1.35             1.82
                                                             --------------     ---------     ------------
Less distributions:
Dividends from net investment income                                      -             -                -
Distributions from realized gains                                         -         (0.96)           (0.64)
                                                             --------------     ---------     ------------
Total distributions                                                       -         (0.96)           (0.64)
                                                             --------------     ---------     ------------
Net asset value, end of period                               $        11.37     $   11.57     $      11.18
                                                             ==============     =========     ============

TOTAL RETURN(a)                                                       (1.73%)       12.58%           18.33%
                                                             --------------     ---------     ------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                     $       21,441     $  19,161     $      6,738
                                                             --------------     ---------     ------------
Ratios to average net assets:
Net investment income (loss)                                          (0.49%)       (1.12%)          (1.33%)
Total expenses                                                         2.50%         2.57%            2.52%
Gross expenses(b)                                                      2.50%         2.78%            2.62%
Net expenses(c)                                                        2.50%         2.57%            2.50%
                                                             --------------     ---------     ------------
Portfolio turnover rate                                               1,472%        1,054%             966%

(a) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b) Gross expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net expense information reflects expense ratios after expense reductions or fee waivers and reduction to custodian expenses.

(d) Series Z was initially capitalized on July 7, 2003 with a net asset value of $10 per share. Percentage amounts for the period, except for total return, have been annualized.

(e) Unaudited figures for the six months ended June 30, 2005. Percentage amounts for the period, except total return, have been annualized.

                                                         See accompanying notes.

Notes to Financial Statements
June 30, 2005 (unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

      SBL Fund (The Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company of the series type. Each series, in effect, represents a separate fund. The Fund is required to account for the assets of each series separately and to allocate general liabilities of the Fund to each series based on the net asset value of each series. Shares of the Fund will be sold only to separate accounts of Security Benefit Life Insurance Company (SBL). The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

      A. SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur after the close of the foreign exchange that will affect the value of a fund's portfolio securities before the time as of which the NAV is calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

      Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS(R). In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing foreign securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market value and/or credit risk of the investments.

      B. REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral and that the fair value of the collateral exceed the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

      C. FOREIGN CURRENCY TRANSACTIONS- The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

      The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

      Net realized foreign exchange gains and losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

      D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The Fund may enter into forward foreign exchange contracts in order to manage foreign currency risk from purchase or sale of securities denominated in foreign currency. A series may also enter into such contracts to manage changes in foreign

Notes to Financial Statements
June 30, 2005 (unaudited)

currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are settled and are reflected in the Statement of Operations. These contracts involve market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure these funds have in that particular currency contract. Losses may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

      E. FUTURES - The Fund may utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock market, enhancing returns, maintaining liquidity, minimizing transaction costs and hedging possible variations in foreign exchange rates. The Fund may purchase or sell financial and foreign currency futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. In the event of redemptions, the series may pay from its cash balances and reduce its future positions accordingly. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indexes and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the series are required to deposit and maintain as collateral either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted in the Schedule of Investments. Subsequent changes in the value of the contract are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the series. The series realizes a gain or loss when the contract is closed or expires.

      F. OPTIONS WRITTEN - The Fund may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell (and the writer the obligation to sell or purchase), respectively, a security at a specified price, until a certain date. Options may be used to hedge the series portfolio, to increase returns or to maintain exposure to the equity markets. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the series and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

      The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

      G. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on an identified cost basis. Dividend income less foreign taxes withheld (if any) plus foreign taxes recoverable (if any) are recorded on the ex-dividend date. Interest income is recognized on the accrual basis including the amortization of premiums and accretion of discounts on debt securities.

      H. EXPENSES - Expenses that are directly related to one of the Series are charged directly to that Series. Other operating expenses are allocated to the series on the basis of relative net assets within the Fund.

      I. DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

      J. TAXES - The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable net income and net realized gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

      K. EARNINGS CREDITS - Under the fee schedule with the custodian, the Fund earns credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits.

      L. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      M. SHORT SALES - Certain of the series may make short sales "against the box," in which the series enters into a short sale of a security it owns. At no time will more than 15% of the value of the series' net assets be in deposits on short sales against the box. In a short sale that is not "against the box," a series sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the series must borrow the security generally from the broker through which the short sale is made in order to make delivery to the buyer. The series must replace the security borrowed by purchasing it at the market price at the time of replacement. The series is said to have a "short position" in securities sold until it delivers them to the broker. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities

Notes to Financial Statements
June 30, 2005 (unaudited)

as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statement of Assets and Liabilities. The series are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the series are required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1A above. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short.

      N. INDEMNIFICATIONS - Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnification to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      Management fees are payable to Security Management Company, LLC (SMC) as follows:

                                                                          MANAGEMENT
                                                         MANAGEMENT       FEE WAIVERS
                                                        FEES (AS A %      (AS A % OF
                                                       OF NET ASSETS)    OF NET ASSETS)
                                                       --------------    --------------
Series A (Equity Series)                                   0.75%              N/A
Series B (Large Cap Value Series)                          0.65%(2)           N/A
Series C (Money Market Series)                             0.50%              N/A
Series D (Global Series)                                   1.00%              N/A
Series E (Diversified Income Series)                       0.75%              0.15%
Series G (Large Cap Growth Series)                         1.00%              0.25%
Series H (Enhanced Index Series)                           0.75%              0.25%
Series J (Mid Cap Growth Series)                           0.75%              N/A
Series N (Managed Asset Allocation Series)                 1.00%              N/A
Series O (Equity Income Series)                            1.00%              N/A
Series P (High Yield Series)                               0.75%              N/A
Series Q (Small Cap Value Series)                          1.00%              N/A
Series S (Social Awareness Series)                         0.75%              N/A
Series V (Mid Cap Value Series)                            0.75%              N/A
Series W (Main Street Growth and Income(R) Series)         1.00%              N/A
Series X (Small Cap Growth Series)                         1.00%              N/A
Series Y (Select 25 Series)                                0.75%              N/A
Series Z (Alpha Opportunity Series)*                       2.00%(1)           N/A

* Series Z's management fee will range from 1.25% to 2.75% of average daily net assets as discussed below.

(1) 1SMC receives a management fee from Series Z that consists of two components. The first component is an annual base fee equal to 2.00% of Series Z's average daily net assets. The second component is a base fee adjustment that either increases or decreases the base fee, depending upon how Series Z performed relative to the S&P 500 Index over the prior 12-month period (the "Performance Period"). SMC will receive the base fee of 2.00% without adjustment if the performance of Series Z matches the performance of the S&P 500 Index. The maximum base fee adjustment on an annual basis is 0.75% up or down in the event that Series Z outperforms or underperforms the S&P 500 Index by 15% or more. SMC calculates the base fee adjustment each month based upon Series Z's performance relative to the S&P 500 Index during the Performance Period ending on the last day of the prior month. If Series Z outperforms the S&P 500 Index over the Performance Period, the base fee is adjusted upward. The upward adjustment is equal to the amount by which Series Z's performance exceeds that of the S&P 500 Index divided by 15 and multiplied by 1/12 of 0.75%. The resulting percentage is multiplied by the average daily net assets of Series Z during the Performance Period to determine the base fee adjustment for the month. If Series Z underperforms the Index, the base fee is adjusted downward on the same basis.

(2) Prior to June 30, 2005, management fees were payable to SMC at an annual rate of 0.75% of the average daily net assets. Effective June 30, 2005, management fees were payable at an annual rate of 0.65% of the average daily net assets.

Notes to Financial Statements
June 30, 2005 (unaudited)

      SMC also acts as the administrative agent and transfer agent for the Fund, and as such performs administrative functions, transfer agency and dividend disbursing series, and the bookkeeping, accounting and pricing functions for each series. For these services, the Investment Manager receives the following:

                                                        ADMINISTRATIVE FEES
                                                      (AS A % OF NET ASSETS)*
                                                      -----------------------
Series A (Equity Series)                                       0.09%
Series B (Large Cap Value Series)                              0.09%
Series C (Money Market Series)                                 0.09%
Series D (Global Series)                                      0.145%
Series E (Diversified Income Series)                           0.09%
Series G (Large Cap Growth Series)                             0.09%
Series H (Enhanced Index Series)                               0.09%
Series J (Mid Cap Growth Series)                               0.09%
Series N (Managed Asset Allocation Series)                    0.145%
Series O (Equity Income Series)                                0.09%
Series P (High Yield Series)                                   0.09%
Series Q (Small Cap Value Series)                              0.09%
Series S (Social Awareness Series)                             0.09%
Series V (Mid Cap Value Series)                                0.09%
Series W (Main Street Growth and Income(R) Series)             0.09%
Series X (Small Cap Growth Series)                             0.09%
Series Y (Select 25 Series)                                    0.09%
Series Z (Alpha Opportunity Series)                           0.145%

* The minimum annual charge for administrative fees is $25,000 for each series.

      SMC is paid the following for providing transfer agent services to the
Fund:

Per account charge                                       $ 5.00 - $8.00
Transaction fee                                          $ 0.60 - $1.10
Minimum annual charge per series                         $    25,000
Certain out-of-pocket charges                                 Varies

      For the period January 1, 2005 through June 29, 2005, SMC paid the Dreyfus Corporation an annual fee equal to .25% of the average daily closing value of the combined net assets of Series B and another fund managed by SMC, Security Large Cap Value Fund, computed on a daily basis. Beginning January 1, 2002, the Dreyfus Corporation agreed to waive .10% of the average daily closing value of the combined net assets of these funds, computed on a daily basis. Beginning June 30, 2005, SMC furnished investment advisory services to Series B.

      SMC pays OppenheimerFunds, Inc. an annual fee equal to a percentage of the average daily closing value of the combined average daily net assets of Series D and another fund managed by SMC, Security Equity Fund Global Series, computed on a daily basis as follows:

COMBINED AVERAGE DAILY NET ASSETS                                   ANNUAL FEES
---------------------------------                                   -----------
$0 to $300 Million                                                      .35%
$300 Million to $750 Million                                            .30%
$750 Million or more                                                    .25%

     SMC also pays OppenheimerFunds, Inc. an annual fee equal to a percentage of the average daily net assets of Series W, computed on a daily basis as follows:

AVERAGE DAILY NET ASSETS OF THE SERIES                              ANNUAL FEES
--------------------------------------                              -----------
$0 to $50 Million                                                       .35%
$50 Million to $250 Million                                             .30%
$250 million or more                                                    .25%

      SMC pays T. Rowe Price Associates, Inc. an annual fee equal to .50% of the first $25,000,000 of average daily net assets of Series N and .35% of the average daily net assets of Series N in excess of $25,000,000 for management services provided to that Series. SMC also pays T. Rowe Price Associates, Inc. an annual fee equal to .50% of the first $20,000,000 of average daily net assets of Series O and .40% of the average daily net assets in excess of $20,000,000 for management services provided to Series O.

      SMC pays Strong Capital Management, Inc. with respect to Series Q, an annual fee based on the average net assets of the Series. The fees for these services are outlined below:

AVERAGE DAILY NET ASSETS OF THE SERIES                              ANNUAL FEES
--------------------------------------                              -----------
Less Than $150 Million                                                 0.50%
$150 Million to $500 Million                                           0.45%
$500 Million or more                                                   0.40%

      SMC pays RS Investments an annual fee equal to a percentage of the average daily closing value of the combined net assets of Series X and another fund managed by SMC, Security Equity Fund Small Cap Growth Series, computed on a daily basis as follows:

COMBINED AVERAGE DAILY NET ASSETS                                   ANNUAL FEES
---------------------------------                                   -----------
$0 to $100 Million                                                      .55%
$100 Million to $400 Million                                            .50%
Over $400 Million                                                       .45%

      SMC pays Northern Trust an annual fee equal to a percentage of the average daily closing value of the combined net assets of Series H and Security Equity Fund Enhanced Index Series, computed on a daily basis as follows:

COMBINED AVERAGE DAILY NET ASSETS                                   ANNUAL FEES
---------------------------------                                   -----------
$0 to $100 Million                                                      .20%
$100 Million to $300 Million                                            .15%
$300 Million or more                                                    .13%

      SMC pays Mainstream Investment Advisers, LLC an annual fee equal to 2.50% of that portion of the Series Z's assets managed by Mainstream. The sub-advisory fee will be adjusted upward or downward, depending on how that portion of Series Z assets performed relative to the S&P 500 Index.

Notes to Financial Statements
June 30, 2005 (unaudited)

      The pro rata adjustment will be determined based upon the investment performance of that portion of Series Z assets managed by Mainstream relative to the investment record of the S&P 500 Index. The amount of any upward adjustment in the Base Fee will be equal to 1.50% (a) multiplied by the number of percentage points by which the investment performance of the Series Z assets managed by Mainstream exceeds the investment record of the S&P 500 Index (b) divided by .30, up to a maximum of 4.00% or a minimum of 1.00% in annual sub-advisory fees.

      The Investment Manager calculates the performance adjustment at the end of each calendar month based upon the investment performance of the assets managed by Mainstream during the twelve-month period ending on the last day of the prior month compared to the investment record of the S&P 500 Index during the same period.

      The Series Z assets are reallocated between Mainstream and the Investment Manager on a monthly basis to an approximately equal allocation. This procedure ensures that the Investment Manager cannot make allocation decisions that favor the Investment Manager over Mainstream.

      The investment advisory contract between the Fund and SMC provides that the total annual expenses of each series (including management fees, but excluding interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the level of expenses which the series is permitted to bear under the most restrictive expense limitation imposed by any state in which shares of the Fund are then offered for sale. For the six months ended June 30, 2005, SMC agreed to limit the total expenses for Series P, V and X to an annual rate of 2% of the average daily net asset value of each respective series, and limit Series G, H, Q, W and Y to an annual rate of 1.75%. SMC has agreed to limit the total other expenses for Series Z to 0.50%.

      At June 30, 2005, Security Benefit Life Insurance Company, through their insurance company separate accounts, owned 100% of the outstanding shares of the Fund.

3. UNREALIZED APPRECIATION/DEPRECIATION

      For federal income tax purposes, the amounts of unrealized appreciation (depreciation) on investments at June 30, 2005, were as follows:

                                                                          NET
                                       GROSS           GROSS          UNREALIZED
                                     UNREALIZED      UNREALIZED      APPRECIATION
                                    APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                    ------------   --------------   --------------
SERIES A
 (Equity)                           $ 85,820,258   $ (21,227,277)   $  64,592,981
SERIES B
 (Large Cap Value)                    16,177,329      (7,196,052)       8,981,277
SERIES C
 (Money Market)                               45         (14,576)         (14,531)
SERIES D
 (Global)                            110,559,463     (11,354,722)      99,204,741
SERIES E
 (Diversified Income)                  2,077,083      (1,659,368)         417,715
SERIES G
 (Large Cap Growth)                    3,150,080      (1,694,675)       1,455,405
SERIES H
 (Enhanced Index)                        923,765      (1,451,437)        (527,672)
SERIES J
 (Mid Cap Growth)                    102,124,000     (39,199,702)      62,924,298
SERIES N
 (Managed Asset Allocation)            9,501,236      (2,338,339)       7,162,897
SERIES O
 (Equity Income)                      36,395,015     (15,843,239)      20,551,776
SERIES P
 (High Yield)                          3,276,433      (3,042,080)         234,353
SERIES Q
 (Small Cap Value)                    27,813,680      (4,684,968)      23,128,712
SERIES S
 (Social Awareness)                   13,713,535     (14,018,015)        (304,480)
SERIES V
 (Mid Cap Value)                      91,942,403     (10,923,536)      81,018,867
SERIES W
 (Main Street Growth & Income(R))      3,980,121      (1,783,640)       2,196,481
SERIES X
 (Small Cap Growth)                   12,386,245      (2,007,626)      10,378,619
SERIES Y
 (Select 25(R))                        6,340,218      (1,655,784)       4,684,434
SERIES Z
 (Alpha Opportunity)                      75,553        (190,799)        (115,246)

Notes to Financial Statements
June 30, 2005 (unaudited)

4. INVESTMENT TRANSACTIONS

      Investment transactions for the six months ended June 30, 2005, (excluding overnight investments and short-term commercial paper) were as follows:

                                                                   PROCEEDS
                                                  PURCHASES       FROM SALES
                                                ------------     ------------
SERIES A
 (Equity)                                       $ 70,811,551     $105,758,665
SERIES B
 (Large Cap Value)                               320,072,849      382,717,516
SERIES C
 (Money Market)                                          N/A              N/A
SERIES D
 (Global)                                         81,422,518       81,502,512
SERIES E
 (Diversified Income)                             42,836,155       50,777,446
SERIES G
 (Large Cap Growth)                                8,925,521        8,135,923
SERIES H
 (Enhanced Index)                                 19,841,618       21,693,927
SERIES J
 (Mid Cap Growth)                                 45,131,860       88,231,243
SERIES N
 (Managed Asset Allocation)                       37,171,098       36,267,361
SERIES O
 (Equity Income)                                  32,139,131       22,122,850
SERIES P
 (High Yield)                                     21,098,069       24,111,063
SERIES Q
 (Small Cap Value)                                20,470,431       15,785,011
SERIES S
 (Social Awareness)                               21,206,794       30,751,621
SERIES V
 (Mid Cap Value)                                  54,837,925       40,948,589
SERIES W
 (Main Street Growth & Income(R))                 24,453,085       23,039,221
SERIES X
 (Small Cap Growth)                               42,664,125       46,711,557
SERIES Y
 (Select 25(R))                                    2,606,480        5,139,492
SERIES Z
 (Alpha Opportunity)                              66,939,972       67,741,901

5. OPEN FUTURES CONTRACTS

      Open futures contracts for Series H and Series Z as of June 30, 2005 were as follows:

                                   SERIES H                        SERIES Z
                            S&P 500 E-Mini Futures          S&P 500 Index Futures
                            ----------------------          ---------------------
POSITION                             Long                            Long
NUMBER OF CONTRACTS                    7                              31
EXPIRATION DATE                     9-16-2005                       9-16-2005
CONTRACT AMOUNT                  $    421,319                   $   9,320,852
MARKET VALUE                     $    418,425                   $   9,265,125
UNREALIZED LOSS                 ($      2,894)                 ($      55,727)

6. OPTIONS WRITTEN

      The following options written were outstanding for Series J as of June 30, 2005:

SERIES J CALL OPTIONS WRITTEN OUTSTANDING

                                EXPIRATION      EXERCISE  NUMBER OF      MARKET
COMMON STOCK                       DATE          PRICE    CONTRACTS       VALUE
------------                    ----------      --------  ---------     ---------
Harris Corporation                8-22-05       $ 32.50       900       $  49,500
Tractor Supply Company            7-15-05         45.00       485         194,000
                                                            -----       ---------
Total call options outstanding
(premiums received, $228,695)                               1,385       $ 243,500
                                                            =====       =========

SERIES J PUT OPTIONS WRITTEN OUTSTANDING

                                EXPIRATION   EXERCISE  NUMBER OF     MARKET
COMMON STOCK                       DATE       PRICE    CONTRACTS     VALUE
------------                    ----------   --------  ---------    --------
Cell Genesys, Inc.               10-24-05    $  5.00     2,250      $101,250
                                                         -----      --------
Total put options outstanding
(premiums received, $146,513)                            2,250      $101,250
                                                         =====      ========

Transactions in options written for Series J for the six months ended June 30, 2005, were as follows:

SERIES J CALL OPTIONS WRITTEN

                                 NUMBER OF   PREMIUM
                                 CONTRACTS    AMOUNT
                                 ---------  ----------
Balance at December 31, 2004       3,245    $ 432,787
Opened                             2,474      477,533
Expired                           (1,808)    (325,223)
Exercised                         (2,526)    (356,402)
                                  ------    ---------
Balance at June 30, 2005           1,385    $ 228,695
                                  ======    =========

SERIES J PUT OPTIONS WRITTEN

                                 NUMBER OF   PREMIUM
                                 CONTRACTS    AMOUNT
                                 ---------  ----------
Balance at December 31, 2004       3,787    $ 236,238
Opened                             3.880      337.216
Exercised                         (5,417)    (426,941)
                                  ------    ---------
Balance at June 30, 2005           2,250    $ 146,513
                                  ======    =========

Notes to Financial Statements
June 30, 2005 (unaudited)

The following options written were outstanding for Series Q as of June 30, 2005:

SERIES Q CALL OPTIONS WRITTEN OUTSTANDING

                                 EXPIRATION   EXERCISE    NUMBER OF    MARKET
COMMON STOCK                        DATE        PRICE     CONTRACTS    VALUE
------------                     ----------   --------    ---------   -------
Applera Corporation -
 Applied Biosystems Group         09-19-05     $20.00          5      $   375
                                  09-19-05      22.50          5           75
Armor Holdings, Inc.              08-22-05      40.00          5          800
                                  11-21-05      40.00          5        1,550
BJ Services Company               07-18-05      50.00         30        8,325
                                  08-22-05      55.00         30        5,400
                                  10-24-05      50.00         10        5,000
                                  10-24-05      55.00         20        5,000
                                  10-24-05      60.00         15        1,725
Carpenter Technology
 Corporation                      07-18-05      55.00          5          200
                                  09-19-05      55.00         60       14,700
                                  09-19-05      60.00         65        6,500
                                  12-19-05      65.00         25        3,625
Cheasapeake Corporation           08-22-05      20.00         10        1,400
                                  08-22-05      22.50         25          750
Chicago Bridge & Iron
 Company N.V.                     07-18-05      22.50         10          600
                                  07-18-05      25.00          5           25
                                  10-24-05      22.50         30        5,700
                                  10-24-05      25.00         25        1,625
Coherent, Inc.                    08-22-05      35.00         40        8,000
CV Therapeutics, Inc.             07-18-05      22.50         25        1,375
                                  07-18-05      30.00          5           25
                                  10-24-05      20.00          5        1,850
                                  10-24-05      25.00         60        9,000
                                  10-24-05      30.00         55        2,475
Endurance Specialty
 Holdings, Ltd.                   07-18-05      35.00          5        1,350
Forest Oil Corporation            08-22-05      35.00          5        3,600
                                  08-22-05      40.00         75       24,000
                                  08-22-05      45.00         50        4,250
Goldcorp, Inc.                    07-18-05      15.00          5          425
H.B. Fuller Company               08-22-05      25.00          5        3,400
                                  08-22-05      30.00         70       14,000
Headwaters, Inc.                  11-21-05      30.00         30       15,900
Helmerich & Payne, Inc.           09-19-05      45.00         40       14,800
                                  12-19-05      40.00         10        8,200
                                  12-19-05      45.00         20        9,800
                                  12-19-05      50.00         25        5,625
IDX Systems Corporation           07-18-05      30.00          5          350
                                  08-22-05      30.00         55        8,250
                                  11-21-05      30.00         25        6,375
                                  11-21-05      35.00         20        1,500
Ipsco, Inc.                       07-18-05      45.00          5          450
                                  09-19-05      45.00         40       12,000
                                  09-19-05      50.00         50        4,750
                                  09-19-05      55.00         35        1,400
                                  12-19-05      50.00         20        4,500
                                  12-19-05      55.00         15        1,800
                                  12-19-05      60.00         10          600
JDA Software Group, Inc.          07-18-05      12.50         15           75
Manor Care, Inc.                  08-22-05      35.00         10        4,800
                                  11-21-05      40.00         10        2,150
McMoRan Exploration
 Company                          08-22-05      17.50          5        1,200
                                  08-22-05      20.00         15        1,425
Newfield Exploration
 Company                          07-18-05     $37.50         20      $ 5,000
                                  08-22-05      40.00          5          825
                                  09-19-05      35.00         10        5,500
                                  09-19-05      37.50         50       18,500
                                  09-19-05      40.00         50       10,750
                                  12-19-05      40.00         10        3,300
                                  12-19-05      45.00         10        1,500
Noble Energy, Inc.                08-22-05      70.00        100       65,000
                                  08-22-05      75.00         10        3,700
                                  11-21-05      70.00         15       13,050
                                  11-21-05      75.00         20       11,200
Oceaneering International,
 Inc.                             07-18-05      35.00         20        7,000
                                  07-18-05      40.00         20          400
Omnicare, Inc.                    09-19-05      37.50         20       10,400
                                  09-19-05      40.00          5        2,100
                                  09-19-05      42.50          5        1,075
OraSure Technologies, Inc.        10-24-05      10.00         25        2,500

OSI Systems, Inc.                 07-18-05      17.50          5           25
                                  07-18-05      20.00          5            -
PetroQuest Energy, Inc.           07-18-05       7.50         10          100
Pioneer Natural
 Resources Company                09-19-05      40.00         25        8,500
                                  09-19-05      45.00          5          675
                                  12-19-05      40.00          5        2,200
Pride International, Inc.         07-18-05      25.00         15        1,800
R.H. Donnelley Corporation        08-22-05      60.00         15        4,350
                                  11-21-05      60.00          5        2,300
                                  11-21-05      65.00         25        5,000
Randgold Resources, Ltd.
 ADR                              09-19-05      15.00         20        1,300
Range Resources
 Corporation                      09-19-05      25.00         50       13,750
                                  12-19-05      25.00          5        1,800
                                  12-19-05      30.00         50        7,750
Smith International, Inc.         07-18-05      60.00         25       10,000
                                  08-22-05      65.00         10        2,100
                                  10-24-05      60.00         10        6,300
                                  10-24-05      65.00         30       11,700
Stamps.com, Inc.                  11-21-05      17.50         22        6,600
Steel Dynamics, Inc.              11-21-05      30.00         15        2,670
Stone Energy Corporation          07-18-05      50.00          5          300
                                  08-22-05      50.00         10        1,650
                                  09-19-05      50.00         10        2,250
                                  09-19-05      55.00         15          975
                                  12-19-05      50.00          5        1,850
Toreador Resources
 Corporation                      09-19-05      15.00          5        4,550
                                  09-19-05      17.50         40       28,000
                                  09-19-05      20.00         20       10,200
                                  09-19-05      22.50         15        5,250
                                  12-19-05      22.50         10        4,600
Transocean, Inc.                  08-22-05      55.00         20        5,600
                                  11-21-05      60.00          5        1,325
United States Steel
 Corporation                      07-18-05      40.00          5           50
                                  08-22-05      40.00         10          650
                                  10-24-05      40.00         20        3,100
Unova, Inc.                       09-19-05      20.00          5        3,350
                                  09-19-05      22.50          5        2,250
                                  09-19-05      25.00         20        5,200

Notes to Financial Statements
June 30, 2005 (unaudited)

                                 EXPIRATION   EXERCISE    NUMBER OF    MARKET
COMMON STOCK                        DATE       PRICE      CONTRACTS     VALUE
------------                     ----------   --------    ---------   --------
York International
 Corporation                      08-22-05     $35.00          10     $  3,500
                                  08-22-05      40.00          35        2,625
                                  11-21-05      40.00           5          800
                                  11-21-05      45.00           5          150
                                                            -----     --------
Total call options outstanding
(premiums received $600,014)                                2,277     $582,020
                                                            =====     ========

      Transactions in options written for Series Q for the six months ended June 30, 2005 were as follows:

SERIES Q CALL OPTIONS WRITTEN

                                   NUMBER OF    PREMIUM
                                   CONTRACTS     AMOUNT
                                   ---------  ------------
Balance at December 31, 2004         1,625    $   471,034
Opened                               6,586      1,730,496
Bought Back                         (5,219)    (1,474,978)
Expired                               (525)       (85,074)
Exercised                             (190)       (41,464)
                                    ------    -----------
Balance at June 30, 2005             2,277    $   600,014
                                    ======    ===========

      The following options written were outstanding for Series V as of June 30, 2005:

SERIES V CALL OPTIONS WRITTEN OUTSTANDING

                                 EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                        DATE        PRICE    CONTRACTS     VALUE
------------                     ----------   --------   ---------   --------
Cinergy Corporation                8-22-05    $  45.00       880     $ 57,200
Denbury Resources, Inc.            9-19-05       35.00       157       86,350
Phelps Dodge Corporation           7-18-05      100.00       238        5,950
Phelps Dodge Corporation           7-18-05      110.00        24          240
Triad Hospitals, Inc.              7-18-05       50.00       350      157,500
Triad Hospitals, Inc.              8-22-05       55.00       290       47,850
Usec, Inc.                        10-24-05       17.50       940       37,600
                                                           -----     --------
Total call options outstanding
(premiums received, $600,330)                              2,879     $392,690
                                                           =====     ========

      The following options written were outstanding for Series V as of June 30, 2005:

SERIES V PUT OPTIONS WRITTEN OUTSTANDING

                                 EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                        DATE       PRICE     CONTRACTS     VALUE
------------                     ----------   --------   ---------   --------
Frontline, Ltd.                   11-21-05    $  35.00      329      $ 65,800
Phelps Dodge Corporation          10-24-05       85.00      200        72,000
                                                            ---      --------
Total put options outstanding
(premiums received, $225,861)                               529      $137,800
                                                            ===      ========

      Transactions in options written for Series V for the six months ended June 30, 2005 were as follows:

SERIES V CALL OPTIONS WRITTEN

                                 NUMBER OF     PREMIUM
                                 CONTRACTS      AMOUNT
                                 ---------    ----------
Balance at December 31, 2004       1,004      $ 248,683
Opened                             5,299        971,815
Expired                           (2,594)      (387,876)
Exercised                           (830)      (232,292)
                                  ------      ---------
Balance at June 30, 2005           2,879      $ 600,330
                                  ======      =========

SERIES V PUT OPTIONS WRITTEN

                                 NUMBER OF     PREMIUM
                                 CONTRACTS      AMOUNT
                                 ---------    ----------
Balance at December 31, 2004           -      $       -
Opened                             5,419        485,039
Expired                           (4,044)      (227,877)
Exercised                           (846)       (31,301)
                                  ------      ---------
Balance at June 30, 2005             529      $ 225,861
                                  ======      =========

7. FEDERAL TAX MATTERS

      At December 31, 2004, the following funds had capital loss carryovers and deferred post-October losses to offset future realized capital gains as follows:

                                                DEFERRED
                CAPITAL LOSS                  POST-OCTOBER
                 CARRYOVERS      EXPIRES IN      LOSSES
                ------------     ----------   ------------
Series A                   -           -       $5,754,173

Series B        $182,619,625        2008                -
                   5,057,813        2009
                  87,172,720        2010
                  26,620,854        2011
                ------------
                $301,471,012
                ============

Series D        $ 10,014,130        2010                -
                  13,788,921        2011
                ------------
                $ 23,803,051
                ============

Series E        $  3,286,357        2005
                     389,008        2007
                   9,322,945        2008
                     719,015        2010
                     350,320        2012
                ------------
                $ 14,067,645
                ============

Series G        $  4,494,575        2008       $  148,098
                   4,785,898        2009
                   4,762,728        2010
                   3,378,968        2011
                ------------
                $ 17,422,169
                ============

Series H        $    287,483        2008       $   18,261
                   2,046,119        2009
                   3,351,705        2010
                   5,084,188        2011
                ------------
                $ 10,769,495
                ============

Series J        $  2,680,821        2010                -
                ============

Series O                   -           -       $      315

Series P        $    340,864        2009                -
                   1,081,601        2010
                     671,214        2011
                ------------
                $  2,093,679
                ============

Series Q                   -           -       $    1,223

Series S        $  1,235,368        2010       $   68,453
                ============

Notes to Financial Statements
June 30, 2005 (unaudited)

7. FEDERAL TAX MATTERS (CONTINUED)

                                                DEFERRED
                CAPITAL LOSS                  POST-OCTOBER
                 CARRYOVERS      EXPIRES IN      LOSSES
                ------------     ----------   ------------
Series W        $ 3,788,869         2010      $      4,396
                  1,398,760         2011
                -----------
                $ 5,187,629
                ===========

Series X        $23,398,087         2009                 -
                  9,772,253         2010
                -----------
                $33,170,340
                ===========

Series Y        $    91,338         2007      $    186,717
                  4,034,029         2008
                  5,673,178         2009
                  5,905,423         2010
                  6,092,309         2011
                    338,148         2012
                -----------
                $22,134,425
                ===========

      The character of distributions paid during the years ended December 31, 2003 and 2004 was the same for financial statement and tax purposes, except for the following series:

Distributions from:

                 ORDINARY          LONG-TERM
                  INCOME         CAPITAL GAIN     TOTAL
                ----------       ------------   ----------
2003
Series O....    $2,519,784        $1,474,867    $3,994,651
Series Z....       365,052                 -       365,052
2004
Series V....     1,861,428         4,229,761     6,091,189
Series Z....     1,014,665           173,067     1,187,732

Short term distributions are treated as ordinary distributions for federal income tax purposes.

      As of December 31, 2004, the components of accumulated distributable earnings/(defecit) on a tax basis were the same as those reported in the Statement of Assets and Liabilities, except as follows:

               UNDISTRIBUTED    UNDISTRIBUTED     ACCUMULATED       UNREALIZED              CAPITAL LOSSES
                  ORDINARY        LONG-TERM       CAPITAL AND      APPRECIATION             AND UNREALIZED
                   INCOME           GAIN         OTHER LOSSES     (DEPRECIATION)     APPRECIATION/(DEPRECITIONA)
               -------------    -------------   --------------    ----------------   ---------------------------
Series A       $  4,363,888     $   8,824,507   $  (5,754,173)    $   87,966,529            $  95,400,751
Series B          4,627,033                --    (301,471,012)        55,649,572             (241,194,407)
Series D          1,542,729                --     (23,803,051)       124,732,101              102,471,779
Series E          7,294,273                --     (14,067,645)         1,383,691               (5,389,681)
Series G            212,012                --     (17,570,267)         3,031,523              (14,326,732)
Series H            480,803                --     (10,787,756)           973,804               (9,333,149)
Series J                 --                --      (2,680,821)       101,391,022               98,710,201
Series N          1,690,399           526,358              --         11,133,324               13,350,081
Series O          4,239,748         5,257,095            (315)        30,863,232               40,359,760
Series P          4,870,394                --      (2,093,679)         3,077,104                5,853,819
Series Q          1,609,496         8,934,887          (1,223)        26,486,908               37,030,068
Series S          1,093,613                --      (1,303,821)         4,049,776                3,839,568
Series V          4,212,873        22,954,717              --         91,444,744              118,612,334
Series W            360,383                --      (5,192,025)         3,346,194               (1,485,448)
Series X                 --                --     (33,170,340)        13,125,300              (20,045,040)
Series Z            712,752           341,097              --            141,998                1,195,847

      The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts, passive foreign investment companies and certain appreciated securities at January 1, 2001.

Notes to Financial Statements
June 30, 2005 (unaudited)

7. FEDERAL TAX MATTERS (CONTINUED)

      For federal income tax purposes, the following Series hereby designate the amounts set forth below as capital gain dividends for the fiscal year ended December 31, 2004:

Series Q         $  617,424
Series V          4,235,183
Series Z            173,067

Director's Disclosure

DIRECTOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT

      At an in-person meeting of the Fund's Boards of Directors held on November 18-19, 2004, called for the purpose of, among other things, voting on the renewal of the investment advisory and sub-advisory agreements applicable to the Fund, the Fund's Board of Directors, including the Independent Directors, unanimously approved the continuation for a one-year period of the investment advisory agreement between the Fund and Security Management Company, LLC ("SMC"), as well as each investment sub-advisory agreement applicable to the Fund. In reaching this conclusion, the Directors requested and obtained from SMC and each investment sub-adviser such information as the Directors deemed reasonably necessary to evaluate the proposed renewal of the agreements. The Fund's Board of Directors carefully evaluated this information, and was advised by legal counsel with respect to its deliberations.

      In considering the proposed continuation of the investment advisory and sub-advisory agreements, the Independent Directors evaluated a number of considerations, including, among others, (1) the nature, extent, and quality of the advisory services to be provided by SMC and the investment sub-advisers; (2) the investment performance of the Fund, SMC and the various investment sub-advisers; (3) the costs of the services to be provided and profits to be realized by SMC and its affiliates from the relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows; and (5) whether advisory and sub-advisory fee levels reflect these economies of scale for the benefit of Fund investors. Each Board of Directors also took into account other considerations that it believed, in light of the legal advice furnished to the Independent Directors by their independent legal counsel and the Directors' own business judgment, to be relevant. Following its review, the Fund's Board of Directors determined that the investment advisory agreement and each investment sub-advisory agreement applicable to the Fund (if any) will enable Fund shareholders to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders. Accordingly, the Directors, including the Independent Directors, unanimously approved the renewal of the investment advisory and investment sub-advisory agreements based upon the following considerations, among others:

      - THE NATURE, EXTENT AND QUALITY OF THE ADVISORY SERVICES TO BE PROVIDED. Each Board of Directors concluded that SMC and the investment sub-advisers retained to provide portfolio management services with respect to the Fund are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, SMC's management capabilities demonstrated with respect to the Fund and other mutual funds managed by SMC, the professional qualifications and experience of SMC's and the various sub-advisers' portfolio managers, and SMC's investment and management oversight processes. The Directors also determined that SMC and the sub-advisers proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs.

      - THE INVESTMENT PERFORMANCE OF THE FUND. With respect to the Fund, the Directors concluded on the basis of information supplied by Lipper that SMC and the investment sub-advisers had achieved investment performance that was acceptable, and competitive or superior relative to comparable funds over trailing periods. With respect to Series B (Large Cap Value Series), the Independent Directors recommended changes to the Series portfolio management arrangements in light of the Series performance, and renewed the investment sub-advisory agreement with respect to that Series pending implementation of alternative portfolio management arrangements. In renewing the investment advisory agreement with respect to Series S (Social Awareness Series), the Board concluded that SMC's addition of experienced research analysts was an appropriate response to that Series' below-median performance. On the basis of the Directors' assessment of the nature, extent and quality of advisory services to be provided or procured by SMC, the Directors concluded that SMC is capable of generating a level of long-term investment performance that is appropriate in light of the Fund's investment objectives, policies and strategies and competitive with many other investment companies.

      - THE COST OF ADVISORY SERVICES PROVIDED AND THE LEVEL OF PROFITABILITY. On the basis of each Board's review of the fees to be charged by SMC for investment advisory and other services, and the estimated profitability of SMC's relationship with the Fund, each Board concluded that the level of investment advisory fees and SMC's profitability are appropriate in light of the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund and SMC and its affiliates. On the basis of comparative information supplied by Lipper the Directors determined that the advisory fees and estimated overall expense ratio of the Fund are consistent with, and often below, industry medians, particularly with respect to mutual funds of comparable size. With respect to the Series Z (Alpha Opportunity Series) and Seris X (Small Cap Growth Series), the Directors noted that each of these Funds had a strong performance record, which helped to compensate for each such Fund's higher-than-median expense ratio. Further, the Directors noted that the Seriex Z's investment advisory fee and expense ratio were above median due, at least in part, to its strong performance relative to its benchmark index, which increased the advisory fee payable under that Fund's "fulcrum" advisory fee arrangement.

Director's Disclosure

      - WHETHER THE ADVISORY FEES REFLECT ECONOMIES OF SCALE. The Directors concluded that the Fund's investment advisory fees appropriately reflect the current economic environment for SMC and the competitive nature of the mutual fund market. The Directors further determined that the Fund has yet to achieve meaningful economies of scale, which, therefore, cannot be reflected in the investment advisory fees.

      - THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUND GROWS. While the Fund's investment advisory fees do not reduce should Fund assets grow meaningfully, the Directors determined that the investment advisory fees payable by the Fund other than Series Z (Alpha Opportunity Series) (whose investment advisory fee varies depending on that Fund's performance relative to its benchmark index) already reflect potential future economies of scale to some extent by virtue of their competitive levels (determined with reference to industry standards as reported by Lipper and SMC's estimated profitability at current or foreseeable asset levels. The Directors also considered that they will have the opportunity to periodically reexamine whether a Fund has achieved economies of scale, and the appropriateness of investment advisory fees payable to SMC and fees payable by SMC to the investment sub-advisers, in the future.

      - BENEFITS (SUCH AS SOFT DOLLARS) TO SMC FROM ITS RELATIONSHIP WITH THE FUND (AND ANY CORRESPONDING BENEFITS TO THE FUND). The Directors concluded that other benefits described by SMC and the investment sub-advisers from their relationships with the Fund, including "soft dollar" benefits in connection with Fund brokerage transactions, are reasonable and fair, and consistent with industry practice and the best interests of the Fund and their shareholders. In addition, the Directors determined that the administration, transfer agency and fund accounting fees paid by the Fund to SMC are reasonable, fair and in the best interests of Fund shareholders in light of the nature and quality of the services provided, the associated costs, and the necessity of the services for the Fund's operations.

      - OTHER CONSIDERATIONS: In approving the investment advisory and sub-advisory agreements, the Directors determined that SMC has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and their shareholders. In this regard, the Directors favorably considered the compliance track record of the Fund and SMC. The Directors also concluded that SMC has made a significant entrepreneurial commitment to the management and success of the Fund, which entails a substantial financial and professional commitment, including investment advisory fee waivers and expense limitation arrangements with respect to the Fund to the benefit of Fund shareholders.

Directors and Officers (unaudited)

The business address of each director and officer is One Security Benefit Place, Topeka, KS 66636-0001.

        DIRECTORS
          NAME
     (DATE OF BIRTH)
     YEAR ELECTED***                                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------           --------------------------------------------------------------------------------------------
Donald A. Chubb, Jr.**           Business broker, Griffith & Blair Realtors
(12-14-46)
1994

Harry W. Craig, Jr.**            Chairman, CEO, Secretary & Director, The Martin Tractor Company, Inc.; President & Director,
(05-11-39)                       The Martin Tractor Company, Inc.
2004

Penny A. Lumpkin**               Partner, Vivians' Gift Shop (Corporate Retail)
(08-20-39)                       Vice President, Palmer Companies, Inc. (Small Business and Shopping Center Development)
1993                             Vice President, PLB (Real Estate Equipment Leasing)
                                 Vice President, Town Crier (Retail)
                                 Prior to 1999:
                                 Vice President & Treasurer, Palmer News, Inc.
                                 Vice President, M/S News, Inc.
                                 Secretary, Kansas City Periodicals
                                 Prior to 2002:
                                 Vice President, Bellaire Shopping Center (Managing and Leasing)
                                 Partner, Goodwin Enterprises (Retail)

Maynard F. Oliverius**           President & Chief Executive Officer, Stormont-Vail HealthCare
(12-18-43)
1998

John D. Cleland*                 Retired. Prior to January 1, 2003, Senior Vice President, Security Benefit Group, Inc. &
(05-01-36)                       Security Benefit Life Insurance Company
1991 (Director)
2000 (Chairman of the Board)

Michael G. Odlum*                President & Managing Member Representative, Security Management Company, LLC
(01-12-52)                       Senior Vice President and Chief Investment Officer, Security Corporation and
2004 (President)                 Security Benefit Life Insurance Company
2004 (Director)                  Director, Security Distributors, Inc.
                                 Director, Vice President and Chief Investment Officer, First Security Benefit Life
                                 Insurance and
                                 Annuity Company of New York
                                 President & Chief Operating Officer, Allied Investment Advisors, Inc.
                                 Principal, Vanguard Group

* These directors are deemed to be "interested persons" of the Funds under the Investment Company Act of 1940, as amended, by reason of their positions with the Fund's Investment Manager and/or the parent of the Investment Manager.

** These directors serve on the Funds' joint audit committee, the purpose of which is to meet with the independent auditors, to review the work of the independent auditors, and to oversee the handling by Security Management Company, LLC of the accounting function for the Fund.

*** Each director oversees 35 Security Fund portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

       OFFICERS
         NAME
   (DATE OF BIRTH)
        TITLE
    YEAR ELECTED*                                              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------           --------------------------------------------------------------------------------------------------
Steven M. Bowser                 Vice President & Senior Portfolio Manager, Security Management Company, LLC;
(02-11-60)                       Vice President & Security Benefit Life Insurance Company
Vice President
2003

Christina Fletcher               Credit Analyst/Portfolio Manager, Horizon Cash Management
(07-25-72)                       Senior Money Market Trader, Scudder Investments
Vice President
2005

Brenda M. Harwood                Assistant Vice President, Chief Compliance Officer & Treasurer, Security Management Company, LLC;
(11-03-63)                       Assistant Vice President, Security Benefit Life Insurance Company
Treasurer                        Vice President & Director, Security Distributors, Inc.
1988

Mark Lamb                        Vice President, Security Management Company, LLC,
(02-03-60)                       Security Benefit Life Insurance Company
Vice President
2003

Amy J. Lee                       Secretary, Security Management Company, LLC & Security Distributors, Inc.;
(06-05-61)                       Vice President, Associate General Counsel & Assistant Secretary,
Secretary                        Security Benefit Life Insurance Company
1987

Mark Mitchell                    Vice President & Portfolio Manager, Security Management Company, LLC
(08-24-64)
Vice President
2003

Christopher Phalen               Assistant Vice President and Portfolio Manager, Security Management
(11-9-70)                        Company, LLC, Security Benefit Life Insurance Company and Security
Vice President                   Benefit Corporation
2002

James P. Schier                  Vice President & Senior Portfolio Manager, Security Management Company, LLC;
(12-28-57)                       Vice President, Security Benefit Life Insurance Company
Vice President
1998

Cindy L. Shields                 Vice President & Head of Equity Asset Management, Security Management Company, LLC,
(06-05-67)                       Security Benefit Life Insurance Company
Vice President
1988

Christopher D. Swickard          Assistant Secretary, Security Management Company, LLC
(10-09-65)                       Second Vice President & Counsel,
Assistant Secretary              Security Benefit Life Insurance Company
1996

David G. Toussaint               Assistant Vice President and Portfolio Manager, Security Management
(10-10-66)                       Company, LLC, Security Benefit Life Insurance Company and Security
Vice President                   Benefit Corporation
2001

* Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

Each of the Security Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission's website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The portfolio holdings of each of the Security Funds are available on their website, www.securitybenefit.com or by calling 1-800-888-2461.

A description of the policies and procedures that the Security Funds use to determine how to vote proxies relating to portfolio securities is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov. Information regarding how the Security Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2005 is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The statement of additional information ("SAI") includes additional information about the Funds' Directors and is available upon request without charge by calling 1-800-888-2461.

THE SECURITY GROUP OF MUTUAL FUNDS

      Security Equity Fund

            -     Alpha Opportunity Series

            -     Enhanced Index Series

            -     Equity Series

            -     Global Series

            -     Large Cap Growth Series

            -     Mid Cap Value Series

            -     Select 25(R) Series

            -     Small Cap Growth Series

            -     Social Awareness Series

      Security Large Cap Value Fund

      Security Mid Cap Growth Fund

      Security Income Fund

            -     Diversified Income Series

            -     High Yield Series

            -     Income Opportunity Series

            -     Capital Preservation Series

      Security Municipal Bond Fund

      Security Cash Fund

                      SECURITY FUNDS OFFICERS AND DIRECTORS
DIRECTORS

Donald A. Chubb, Jr.
John D. Cleland
Harry W. Craig, Jr.
Penny A. Lumpkin
Michael G. Odlum
Maynard F. Oliverius

OFFICERS

John D. Cleland, Chairman of the Board
Michael G. Odlum, President
Steve M. Bowser, Vice President
Mark Lamb, Vice President
Mark Mitchell, Vice President
Christopher L. Phalen, Vice President
James P. Schier, Vice President
Cindy L. Shields, Vice President
David G. Toussaint, Vice President
Christina Fletcher, Vice President
Amy J. Lee, Secretary
Christopher D. Swickard, Assistant Secretary
Brenda M. Harwood, Chief Compliance Officer & Treasurer

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.

                                                              Presorted Standard
[SECURITY BENEFIT LOGO]                                          U.S. Postage
Security Distributors, Inc.                                          PAID
                                                               Carol Stream, IL
One Security Benefit Place - Topeka, Kansas 66636-0001           Permit No. 1
- securitybenefit.com

ITEM 2.       CODE OF ETHICS.

              Not required at this time.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

              Not required at this time.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

              Not required at this time.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

              Not applicable.

ITEM 6.       SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

              Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant's board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 10.      CONTROLS AND PROCEDURES.

              (a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of
                    1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

              (b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

              (a)   (1)    Not required at this time.

                    (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

              (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SBL FUND

                                        By:   MICHAEL G. ODLUM
                                              -------------------------------
                                              Michael G. Odlum, President

                                        Date: September 7, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        By:   MICHAEL G. ODLUM
                                              -------------------------------
                                              Michael G. Odlum, President

                                        Date: September 7, 2005


                                        By:   BRENDA M. HARWOOD
                                              -------------------------------
                                              Brenda M. Harwood, Treasurer

                                        Date: September 7, 2005